Client Loan Number	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Category	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment For Redaction	Client/Seller Reponse Comments	Waiver Or Exception	Waiver Or Exception Made By	Conclusion Comment	Compensating Factors Merged	General Comments	Loan Guid
326328064	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $X,XXX.XXX.XX which leaves a shortage of hazard insurance coverage for  $XXX,XXX.XX . A cost estimator from the insurer was not provided.
														02/14/2018: replacement cost estimator			02/16/2018: Lender provided replacement cost estimator. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 37 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; No Mortgage Lates No mortgage lates in 27 months; Years on Job Borrower has 6 years on job, and Co-Borrower has 6.5 years on the job.
5fc0691b-de38-458e-8494-0153fb0afb26
326328064	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure from the lender				01/25/2018: Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 37 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; No Mortgage Lates No mortgage lates in 27 months; Years on Job Borrower has 6 years on job, and Co-Borrower has 6.5 years on the job.
5fc0691b-de38-458e-8494-0153fb0afb26
326328064	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX.				01/25/2018: Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 37 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; No Mortgage Lates No mortgage lates in 27 months; Years on Job Borrower has 6 years on job, and Co-Borrower has 6.5 years on the job.
5fc0691b-de38-458e-8494-0153fb0afb26
326328064	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Broker Affiliated Business Disclosure not provided within 3 business days of application date.				01/25/2018: Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 37 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; No Mortgage Lates No mortgage lates in 27 months; Years on Job Borrower has 6 years on job, and Co-Borrower has 6.5 years on the job.
5fc0691b-de38-458e-8494-0153fb0afb26
326328064	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing Loan Estimate for corresponding Intent to Proceed dated XX/XX/XXXX.
02/27/2018: another LE did not go out on XX/XX. The intent to proceed is dated XX/XX, when the initial LE was sent out. 02/20/2018: There is no LE from X/X. The changes made on this date were to the program, and they did not affect the fee tolerances on the LE, therefore a new one was not required to be sent. Please clear, thank you!  02/09/2018: LE

02/28/2018: Lender provided copy of initial rate lock and explanation that no fees changed and a re-disclosed LE was not required.  Exception cleared.02/09/2018: Lender provided copies of initial disclosures sent; however, the initial LE was not provided.  Exception remains.

 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 37 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; No Mortgage Lates No mortgage lates in 27 months; Years on Job Borrower has 6 years on job, and Co-Borrower has 6.5 years on the job.
5fc0691b-de38-458e-8494-0153fb0afb26
326328064	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount $XX.XX.  Provide re-disclosed CD and letter of explanation.
01/25/2018: Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 37 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; No Mortgage Lates No mortgage lates in 27 months; Years on Job Borrower has 6 years on job, and Co-Borrower has 6.5 years on the job.
5fc0691b-de38-458e-8494-0153fb0afb26
326328064	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 37 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; No Mortgage Lates No mortgage lates in 27 months; Years on Job Borrower has 6 years on job, and Co-Borrower has 6.5 years on the job.
5fc0691b-de38-458e-8494-0153fb0afb26
326328064	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 37 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; No Mortgage Lates No mortgage lates in 27 months; Years on Job Borrower has 6 years on job, and Co-Borrower has 6.5 years on the job.
5fc0691b-de38-458e-8494-0153fb0afb26
327549707	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	Missing XX Appraisal Review as required per guidelines when CU score is greater than 2.5; subject CU score is 5.	2/27/2018: Attached.			02/27/2018: Lender provided clear appraisal review documents. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.54; Years on Job Borrower has 16 years on job
2366cdfe-782f-4e3b-ad5e-05009218f5a2
327549707	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				Non-material per XXXX guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.54; Years on Job Borrower has 16 years on job
2366cdfe-782f-4e3b-ad5e-05009218f5a2
327549707	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A flood certification fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certification in file. The flood certification should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and letter of explanation to the Borrower.
Non-material per XXXX guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.54; Years on Job Borrower has 16 years on job
2366cdfe-782f-4e3b-ad5e-05009218f5a2
327549707	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.54; Years on Job Borrower has 16 years on job
2366cdfe-782f-4e3b-ad5e-05009218f5a2
328945971	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Housing History	Guidelines require satisfactory housing payment history for 12. Payment history not provided on credit report. Missing evidence of 12 full months payments only 11 months provided.	01/23/2018: PAY HISTORY			01/23/2018: The Payment Receipt of the XXXXXXXX XXXX rent payment was provided. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.17%; Years in Field Borrowers have 5 years in field; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776
23057949-e616-4b54-b28c-06f50e2a9094
328945971	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				“Non-material per SFIG guidance, loan will be graded a X for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.17%; Years in Field Borrowers have 5 years in field; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776
23057949-e616-4b54-b28c-06f50e2a9094
328945971	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.17%; Years in Field Borrowers have 5 years in field; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776
23057949-e616-4b54-b28c-06f50e2a9094
330079126	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The file is missing the Affiliated Business Disclosure.				1/22/2018: Exception is deemed non-material with a final rating of a B.			3712b729-ec51-40dd-96cb-065454ba8042
330079126	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert XXX was not reflected in section X of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert XXX should be disclosed in section X of the Closing Disclosure or an attestation that no XXX was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
																	1/22/2018: Exception is deemed non-material with a final rating of a B.			3712b729-ec51-40dd-96cb-065454ba8042
330079126	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A XXX Report was not provided in file.				02/12/2018: XXX Received, supports appraised value. Exception cleared.			3712b729-ec51-40dd-96cb-065454ba8042
333392921	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	File is missing the XX Appraisal Review as required per guidelines due to XX score of X.X exceeds maximum permitted of X.X.	02/27/2018: Please override. I uploaded the internal XX desk review that was completed. 02/25/2018: internal desk review. 02/09/2018: appraisal review
02/28/2018: Lender provided the XX appraisal review.  Exception cleared.02/25/2018: Lender provided the XX Risk Assessment which was in the loan file and reflects a XX Risk Score of X.X.  The guidelines require and XX Appraisal Review when XX score is over X.X.  Exception remains.02/09/2018: Lender provided the CU Risk Assessment which was in the loan file and reflects a XX Risk Score of X.X.  The guidelines require and XX Appraisal Review when XX score is over X.X.  Exception remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.56%
d1f4cb5d-4297-4bfa-8c0b-074def99d66e
333392921	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Guidelines require a XXXX within XX business days prior to the note date. The XXXX for XX and XX is missing.	02/09/2018: vvoe			02/09/2018: Lender provided XXXX for XXX borrowers. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.56%
d1f4cb5d-4297-4bfa-8c0b-074def99d66e
333392921	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Post closing Refund to Cure insufficient to cover in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Title-Courier/Exp Mail Fee on final XX is $XXX.  XX dated XX/XX/XXXX lists fee as $XX. This fee is in a XX% tolerance section. Lender tolerance cure of $XXX is required.  Post close tolerance cure not provided.  Provide corrected XX, evidence of Refund to the Borrower, Letter of explanation and proof of delivery to the Borrower.
														02/09/2018: This condition is N/A. The borrower did not use the title/escrow from the SPL, so these fees are not in the XX% tolerance section.			02/09/2018: Upon further review, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.56%
d1f4cb5d-4297-4bfa-8c0b-074def99d66e
333392921	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section X. Prepaids section of the final Closing Disclosure does not list number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed XX and letter of explanation.
1/23/2018: Finding deemed non-material and will be rated a B for agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.56%
d1f4cb5d-4297-4bfa-8c0b-074def99d66e
333392921	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/12/2018: XXX Received, supports appraised value. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.56%
d1f4cb5d-4297-4bfa-8c0b-074def99d66e
334753688	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	An employment verification for borrower/co-borrower/ both borrowers' was not provided.	02/08/2018: NOTE date XX/XX. XXXXX WVOE XX/XX, VOE XX/XX. XXXX- XX/X and re-verified on XX/XX. Both VOEs done prior to closing XX/XX/XXXX: voe			02/09/2018: Lender provided VVOE for both borrowers. Exception cleared.02/02/31: Lender provided VVOE's, however thy are dated after the note date. Exception remains.
 FICO is higher than guideline minimum FICO minimum is lower than actual FICO of 769.; Current Mortgage Payment is lower than previous payment Current mortgage payment of $XXXX.XX is lower than previous mortgage payment of $XXXX.XX.; DTI is lower than guideline maximum DTI of 30.12% is significantly lower than guideline maximum of 43%
cee08be3-c5f1-430b-9b22-08432a0f15b5
334753688	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				1/23/18 - exception is deemed non-material with a final rating of a B.
 FICO is higher than guideline minimum FICO minimum is lower than actual FICO of 769.; Current Mortgage Payment is lower than previous payment Current mortgage payment of $XXXX.XX is lower than previous mortgage payment of $XXXX.XX.; DTI is lower than guideline maximum DTI of 30.12% is significantly lower than guideline maximum of 43%
cee08be3-c5f1-430b-9b22-08432a0f15b5
334753688	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XX.				1/23/18 - exception is deemed non-material with a final rating of a B.
 FICO is higher than guideline minimum FICO minimum is lower than actual FICO of 769.; Current Mortgage Payment is lower than previous payment Current mortgage payment of $XXXX.XX is lower than previous mortgage payment of $XXXX.XX.; DTI is lower than guideline maximum DTI of 30.12% is significantly lower than guideline maximum of 43%
cee08be3-c5f1-430b-9b22-08432a0f15b5
334753688	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated XX/XX/XX and the application date is XX/XX/XX. No cure.	02/08/2018: Provided LE dated XX/XX			02/09/2018: Lender provided LE dated XX/XX/XXXX. Exception cleared.
 FICO is higher than guideline minimum FICO minimum is lower than actual FICO of 769.; Current Mortgage Payment is lower than previous payment Current mortgage payment of $XXXX.XX is lower than previous mortgage payment of $XXXX.XX.; DTI is lower than guideline maximum DTI of 30.12% is significantly lower than guideline maximum of 43%
cee08be3-c5f1-430b-9b22-08432a0f15b5
334753688	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
1/23/18 - exception is deemed non-material with a final rating of a B.
 FICO is higher than guideline minimum FICO minimum is lower than actual FICO of 769.; Current Mortgage Payment is lower than previous payment Current mortgage payment of $XXXX.XX is lower than previous mortgage payment of $XXXX.XX.; DTI is lower than guideline maximum DTI of 30.12% is significantly lower than guideline maximum of 43%
cee08be3-c5f1-430b-9b22-08432a0f15b5
334753688	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/26/2018: CDA Received, supports appraised value.
 FICO is higher than guideline minimum FICO minimum is lower than actual FICO of 769.; Current Mortgage Payment is lower than previous payment Current mortgage payment of $XXXX.XX is lower than previous mortgage payment of $XXXX.XX.; DTI is lower than guideline maximum DTI of 30.12% is significantly lower than guideline maximum of 43%
cee08be3-c5f1-430b-9b22-08432a0f15b5
335090529	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				2/5/2018: Exception is deemed non-material, loan will be graded a B for all agencies.			bdccb02d-d123-40e6-a2d4-084708e1a668
335090529	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Appraisal Re-inspection fee on the final CD is $XXX, LE dated XX/XX/XXXX does not lists this fee. This fee is in a X% tolerance section. Lender tolerance cure of $XXX is required. Section J reflects $XXX.XX tolerance cure that is insufficient after $XXX cure for Section C and Section E was applied; short $XX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														02/16/2018: Attached please find the Lender's Rebuttal with regard to this condition. Thank you.			02/20/2018: After further review, exception cleared.			bdccb02d-d123-40e6-a2d4-084708e1a668
335090529	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Services borrower did shop fees in Section C and Section E Recording Fees are subject to XX% tolerance when the borrower chose a service provider listed on the WLSP.  LE dated XX/XX/XXXX reflects a fee total of $X,XXX ($X,XXX.XX at XX%) with no resulting CoC for any subsequent disclosures. Final CD reflects a fee total of $X,XXX.XX for a variance/refund required of $XXX to meet XX% threshold.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	2/5/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.			bdccb02d-d123-40e6-a2d4-084708e1a668
335090529	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.			bdccb02d-d123-40e6-a2d4-084708e1a668
335682100	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	The Lender's guidelines require an XX Appraisal Department desk review when the XX risk score is greater than X.X. The XX risk score is X.X. The desk review is missing from the loan file.	02/23/2018L Attached			02/27/2018: Upon further review, exception cleared.
 DTI is lower than guideline maximum 29.29% DTI < 43% permitted; FICO is higher than guideline minimum 762 FICO score > 700 required; Reserves are higher than guideline minimum 95.7 months PITI reserves > 6 months required.
82a856b4-e705-4d57-a1f4-0a0bfa7cd9b5
335682100	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				1/26/2018: Exception is deemed non-material with a final rating of a B.
 DTI is lower than guideline maximum 29.29% DTI < 43% permitted; FICO is higher than guideline minimum 762 FICO score > 700 required; Reserves are higher than guideline minimum 95.7 months PITI reserves > 6 months required.
82a856b4-e705-4d57-a1f4-0a0bfa7cd9b5
335682100	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A flood certification fee was not reflected in section X of the Closing Disclosure despite evidence of a flood certification in file. The flood certification should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a LOE and confirmation to borrower.
1/26/2018: Exception is deemed non-material with a final rating of a B.
 DTI is lower than guideline maximum 29.29% DTI < 43% permitted; FICO is higher than guideline minimum 762 FICO score > 700 required; Reserves are higher than guideline minimum 95.7 months PITI reserves > 6 months required.
82a856b4-e705-4d57-a1f4-0a0bfa7cd9b5
335682100	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	Post-Closing XX reflects Buyers Broker real estate commission as $XXX,XXX vs. $XX,XXX actual. Provide re-disclosed XX and letter of explanation.				1/26/2018: Exception is deemed non-material with a final rating of a B.
 DTI is lower than guideline maximum 29.29% DTI < 43% permitted; FICO is higher than guideline minimum 762 FICO score > 700 required; Reserves are higher than guideline minimum 95.7 months PITI reserves > 6 months required.
82a856b4-e705-4d57-a1f4-0a0bfa7cd9b5
335682100	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/12/2018: XXX Received, supports appraised value. Exception cleared.
 DTI is lower than guideline maximum 29.29% DTI < 43% permitted; FICO is higher than guideline minimum 762 FICO score > 700 required; Reserves are higher than guideline minimum 95.7 months PITI reserves > 6 months required.
82a856b4-e705-4d57-a1f4-0a0bfa7cd9b5
336040233	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing appraisal	The CU Risk assessment in file requires a revised appraisal. File does not contained a second appraisal.	02/27/2018: Internal desk review ordered. CU score acceptable per LD
03/02/2018: Lender accepted desk review to validate value. Final rating will be a B. 02/28/2018: Lender provided copy of CU and made comment that internal desk review was ordered.  Second appraisal not provided.  Exception remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 47.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.85%
f6348739-83aa-4ce7-9e4f-0db9dba7f17f
336040233	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and mortgage.	02/27/2018: Please clarify. the APN is XXX-XXX-XX-XX as reflected on title and DOT. The appraisal does not reflect it because it was a new construction. Please clear.			02/28/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 47.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.85%
f6348739-83aa-4ce7-9e4f-0db9dba7f17f
336040233	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
														02/13/2018: Final Title Policy			02/14/2018: Final Title Policy was provided reflecting the recorded mortgage. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 47.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.85%
f6348739-83aa-4ce7-9e4f-0db9dba7f17f
336040233	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for CD dated XX/XX/XXXX as the loan amount has changed from $X,XXX,XXX.XX0 to $X,XXX,XXX.XX.  The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.
														02/16/2018: A Change of Circumstance for the CD is not required if the change did not cause a tolerance violation.			02/20/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 47.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.85%
f6348739-83aa-4ce7-9e4f-0db9dba7f17f
336040233	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 47.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.85%
f6348739-83aa-4ce7-9e4f-0db9dba7f17f
336040233	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 47.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.85%
f6348739-83aa-4ce7-9e4f-0db9dba7f17f
339530579	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing signed 4506-T
If the borrower is receiving income from a business the Lender's guidelines require a separate complete signed 4506-T for personal tax returns and for each additional business. Missing 4506-T for the borrowers business.
														02/12/2012: Please see attached. Thanks!			02/12/2018: Lender provided 4506T for business. Exception cleared.
 Years in Field Borrower has 15 years in Field; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.03%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 33 months reserves
c853c100-cbf7-4aea-8840-108867284db2
339530579	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts for self employment where the borrower owns > 25% in the business. Transcripts for the business not provided.	02/13/2018: Hello - per our underwriting team, our guides would not have required business transcripts for this particular loan. Would you please re-review guides and clear? Thanks			02/20/2018: After further review, exception cleared.
 Years in Field Borrower has 15 years in Field; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.03%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 33 months reserves
c853c100-cbf7-4aea-8840-108867284db2
339530579	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				Non-material per XXXX guidance, loan will be graded a B for all agencies”.
 Years in Field Borrower has 15 years in Field; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.03%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 33 months reserves
c853c100-cbf7-4aea-8840-108867284db2
339530579	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.
 Years in Field Borrower has 15 years in Field; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.03%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 33 months reserves
c853c100-cbf7-4aea-8840-108867284db2
340655405	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for  $XXX,XXX . A cost estimator from the insurer was not provided.
01/25/2018: Hazard Insurance shows 100% replacement cost - no cost estimator is needed.01/30/2018: Please see attached cost estimator
01/26/2018: Lender provided Evidence of property insurance. Shows 100% replacement cost - not guaranteed replacement cost. Cost Estimator was not provided. Condition remains.02/01/2018: Lender provided cost estimator which reflects a reconstruction cost of $XXX,XXX.  The insurance reflects sufficient coverage of $XXX,XXX to cover reconstruction cost.  Exception cleared.

 Reserves are higher than guideline minimum W Guides require 6 months reserves, loan qualified with 14.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.18%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795
a552d7e6-d5ad-497e-86ac-10fc40b79423
340655405	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for the borrower is greater than 10 business days prior to note date.	01/25/2018: Please see attached VOES			01/26/2018: Lender provided VVOE's that were in the original file. Condition cleared.
 Reserves are higher than guideline minimum W Guides require 6 months reserves, loan qualified with 14.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.18%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795
a552d7e6-d5ad-497e-86ac-10fc40b79423
340655405	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/16/2018: This finding is not material. Loan will be graded B for all agencies
 Reserves are higher than guideline minimum W Guides require 6 months reserves, loan qualified with 14.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.18%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795
a552d7e6-d5ad-497e-86ac-10fc40b79423
340655405	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum W Guides require 6 months reserves, loan qualified with 14.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.18%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795
a552d7e6-d5ad-497e-86ac-10fc40b79423
342197864	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure				“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			f346f2b9-d967-470d-b564-146282f11d4b
342197864	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			f346f2b9-d967-470d-b564-146282f11d4b
346385499	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure.				“Non-material per XXXX guidance, loan will be graded a B for all agencies”.			62ccc55f-f3f3-4ee6-a37a-15fd0c1debc0
346385499	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure.  All Loan costs associated with the transaction must be listed in a table under the heading of "loan costs".  The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																	“Non-material per XXXX guidance, loan will be graded a B for all agencies”.			62ccc55f-f3f3-4ee6-a37a-15fd0c1debc0
346385499	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX.XX with no valid resulting CoC for any subsequent disclosures. The CD reflects an Appraisal Report Fee of $XXX.XX resulting in a ($XXX.XX) refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														02/15/2018: COC form			03/01/2018: After further review, exception cleared. 02/16/2018: Lender provided a COC form; however, did not reflect a valid change of circumstance. Exception remains.			62ccc55f-f3f3-4ee6-a37a-15fd0c1debc0
346385499	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			62ccc55f-f3f3-4ee6-a37a-15fd0c1debc0
348345758	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/19/2018: Exception is deemed non-material with a final rating of a B.			50187b8f-7f1c-4401-a9cb-162495709dd2
348345758	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	01/19/2018: Exception is deemed non-material with a final rating of a B.			50187b8f-7f1c-4401-a9cb-162495709dd2
348345758	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Credit Report Fee of $XX.XX, with no resulting valid CoC for any subsequent disclosures. The CD reflects a Credit Report fee of $XX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
01/23/2018: The Change of Circumstance w/ CD.
01/24/2018: The provided COC document and LE, dated XX/XX/XXXX, do not address the increased credit report fee. The credit report fee increased from $XX.XX to $XX.XX. The increase was disclosed to the Borrower with the LE dated XX/XX/XXXX and there was a COC document in the loan file that indicated the Credit Report Fee was updated per Invoice. Please provide the invoice to verify the charge was disclosed within 3 days. Finding remains.
50187b8f-7f1c-4401-a9cb-162495709dd2
348345758	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			50187b8f-7f1c-4401-a9cb-162495709dd2
348345758	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.			50187b8f-7f1c-4401-a9cb-162495709dd2
349615311	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing verification of PITIA amounts for property #2 listed on Final 1003.	02/12/2018: Attached please find the first mortgage payment letter, tax search receipt and homeowner's insurance binder for property #2 on Final 1003			02/13/2018: Lender provided taxes and insurance. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.38; Years Self Employed Borrower has 4 years Self Employed aad99478-ad28-43ee-b8e1-1672ef7726ac
349615311	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided for Borrower.	02/06/2018: Attached please find signed personal tax returns.			02/06/2018: Lender provided signed pages for tax returns. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.38; Years Self Employed Borrower has 4 years Self Employed aad99478-ad28-43ee-b8e1-1672ef7726ac
349615311	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided for Borrower.	02/06/2018: Attached please find the tax transcripts.			02/06/2018: Lender provided tax transcripts. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.38; Years Self Employed Borrower has 4 years Self Employed aad99478-ad28-43ee-b8e1-1672ef7726ac
349615311	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/17/2018 This finding is deemed non-material and rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.38; Years Self Employed Borrower has 4 years Self Employed aad99478-ad28-43ee-b8e1-1672ef7726ac
349615311	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	02/06/2018: Attached please find the original rate lock agreement			02/06/2018: Lender provided rate lock agreement. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.38; Years Self Employed Borrower has 4 years Self Employed aad99478-ad28-43ee-b8e1-1672ef7726ac
349615311	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan is missing tax returns and transcripts for Borrower.	02/06/2018: Attached please find signed personal and business tax returns.			02/06/2018: Upon further review, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.38; Years Self Employed Borrower has 4 years Self Employed aad99478-ad28-43ee-b8e1-1672ef7726ac
349615311	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.38; Years Self Employed Borrower has 4 years Self Employed aad99478-ad28-43ee-b8e1-1672ef7726ac
350359199	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and mortgage.	02/08/2018: LOX			02/08/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum Lender Guides require 6 months reserves, loan qualified with 40.50 months reserves; FICO is higher than guideline minimum Lender Guides require FICO of 700, loan qualified with FICO of 797; DTI is lower than guideline maximum Lender Guides maximum DTI of 43%, loan qualified with DTI of 19.47%
fd329429-6471-4ecf-96c4-167401c0a8a5
350359199	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/22/2018: Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum Lender Guides require 6 months reserves, loan qualified with 40.50 months reserves; FICO is higher than guideline minimum Lender Guides require FICO of 700, loan qualified with FICO of 797; DTI is lower than guideline maximum Lender Guides maximum DTI of 43%, loan qualified with DTI of 19.47%
fd329429-6471-4ecf-96c4-167401c0a8a5
350359199	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum Lender Guides require 6 months reserves, loan qualified with 40.50 months reserves; FICO is higher than guideline minimum Lender Guides require FICO of 700, loan qualified with FICO of 797; DTI is lower than guideline maximum Lender Guides maximum DTI of 43%, loan qualified with DTI of 19.47%
fd329429-6471-4ecf-96c4-167401c0a8a5
350690388	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title
Missing copy of the prelim title for $XXX,XXX (Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
02/14/2018: Please see attached Final Title Policy. 01/30/2018: XX policies won’t have the correct loan amount because it’s a preliminary.
02/14/2018: A portion of the Final Title Policy was provided, which evidenced sufficient coverage. Exception cleared.  02/01/2018: Per Lender guidelines, title report is required to have the insurance amount listed. Please provide Final Title Policy, condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.39; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 111.10 months reserves
69359a83-21bf-4260-a084-1818c02eab4b
350690388	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for borrower. VVOE provided in file is dated XX/XX/XXXX.	02/06/2018: Hello, Please see attached. Thank you,			02/06/2018: Lender provided VVOE. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.39; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 111.10 months reserves
69359a83-21bf-4260-a084-1818c02eab4b
350690388	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Permanent Resident Card Required by Guidelines	A copy of the Permanent Resident Alien Card for the co-borrower as required by lender's guidelines was not provided.	02/14/2018: Please see attached corrected 1003. 01/30/2018: Co-borrower became a US Citizen on XX/XX. The US Citizen Paperwork is attached.
02/15/2018: Corrected and signed 1003 was provided reflecting the Co-Borrower is a US Citizen. Exception cleared.  02/01/2018: Permanent Reside Alien Card is required per the Lender's guidelines, condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.39; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 111.10 months reserves
69359a83-21bf-4260-a084-1818c02eab4b
350690388	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for property #2, on the final application not provided.	02/12/2018: Please see attached. Hello. Please see attached. Sorry for the confusion. :) 02/06/2018: Hello, Please see attached. :)
02/12/2018: Lender provided taxes and insurance.  Exception cleared.02/06/2018: Lender provided mortgage statement showing escrows, however it does not show that insurance is included in the escrow amount or provide the insurance disbursement amount. Exception remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.39; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 111.10 months reserves
69359a83-21bf-4260-a084-1818c02eab4b
350690388	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Flood cert Fees was not reflected in Section B despite evidence of Flood certificate in the file. The Flood cert Fee should be disclosed in Section B of the closing disclosure or an attestation the no fees were allocated to the loan transaction must be provided.
01/26/218: Exception is deemed non-material with a final rating of a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.39; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 111.10 months reserves
69359a83-21bf-4260-a084-1818c02eab4b
350690388	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure section E is missing the Recording Fee.				01/26/218: Exception is deemed non-material with a final rating of a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.39; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 111.10 months reserves
69359a83-21bf-4260-a084-1818c02eab4b
350690388	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for LE dated XX/XX/XXXX as the X.XXX% of Loan Amount Points has changed from $X to $XXX. The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.
														01/30/2018: Please see attached			02/01/2018: Upon further review, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.39; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 111.10 months reserves
69359a83-21bf-4260-a084-1818c02eab4b
350690388	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects Transfer Taxes of $XXX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $X,XXX.XX resulting in a variance of $XX.XX.				01/26/2018: Final CD reflects sufficient cost to cure of $XX.XX. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.39; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 111.10 months reserves
69359a83-21bf-4260-a084-1818c02eab4b
350690388	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.39; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 111.10 months reserves
69359a83-21bf-4260-a084-1818c02eab4b
350973040	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XXX.XX. The lender credit decreased to $X.XX on the CD dated XX/XX/XXXX with no indication of a valid COC to account for the $XX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
																	"Non-material per XXXX guidance, loan will be graded a B for all agencies”.			c9ac9d31-42e5-48ef-90ef-1afc17a6806e
350973040	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file				02/09/2018: CDA Received, supports appraised value. Exception cleared.			c9ac9d31-42e5-48ef-90ef-1afc17a6806e
351154263	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Schedule C Business on XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
														02/09/2018: INCOME DOCS			02/09/2018: Lender provide Balance Sheet. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778; Years on Job Borrower has 12 years on job, and Co-Borrower has 5 years on the job
6396fa4c-d640-44af-9a3a-230e1b71e891
351154263	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Lender Affiliated Business Disclosure was not provided.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778; Years on Job Borrower has 12 years on job, and Co-Borrower has 5 years on the job
6396fa4c-d640-44af-9a3a-230e1b71e891
351154263	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Current balance sheet not provided. This finding should be cleared when the missing credit documentation is provided.				02/09/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778; Years on Job Borrower has 12 years on job, and Co-Borrower has 5 years on the job
6396fa4c-d640-44af-9a3a-230e1b71e891
351154263	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Broker Affiliated Business Disclosure is not dated.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778; Years on Job Borrower has 12 years on job, and Co-Borrower has 5 years on the job
6396fa4c-d640-44af-9a3a-230e1b71e891
351154263	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per XXXX guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778; Years on Job Borrower has 12 years on job, and Co-Borrower has 5 years on the job
6396fa4c-d640-44af-9a3a-230e1b71e891
351154263	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Loan Estimates dated X/XX/XXXX and XX/XX/XXXX were not provided. Compliance to be ran upon receipt of document to determine if lender refund on final CD was sufficient at close.	02/09/2018: LE			02/09/2018: Lender provided LE dated XX/XX/XXXX and XX/XX/XXXX. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778; Years on Job Borrower has 12 years on job, and Co-Borrower has 5 years on the job
6396fa4c-d640-44af-9a3a-230e1b71e891
351154263	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778; Years on Job Borrower has 12 years on job, and Co-Borrower has 5 years on the job
6396fa4c-d640-44af-9a3a-230e1b71e891
354175860	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				This finding is deemed non-material and graded a 2.			c2e9ded4-df3f-4a44-bb3d-246ae59a2e48
354175860	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Certification fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated must be provided. The Credit Report Fee in section B of the Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.
																	Non-material per SFIG guidance. Loan will be rated a B.			c2e9ded4-df3f-4a44-bb3d-246ae59a2e48
354175860	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The state tax listed in section E of the final Closing Disclosure dated X/XX/XX does not list the name of the government entity assessing the tax.				Non-material per SFIG guidance. Loan will be rated a B.			c2e9ded4-df3f-4a44-bb3d-246ae59a2e48
354175860	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower). No Cure.				Non-material per SFIG guidance. Loan will be rated a B.			c2e9ded4-df3f-4a44-bb3d-246ae59a2e48
354175860	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file				02/09/2018: CDA Received, supports appraised value. Exception cleared.			c2e9ded4-df3f-4a44-bb3d-246ae59a2e48
355945738	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX  The loan amount is $XXX,XXX.XX. which leaves a shortage of hazard insurance coverage for $XX,XXX.XX. A cost estimator from the insurer was not provided.
02/08/2018: dec page 02/06/2018: FRAUD REPORT 02/06/2018: HAZARD INSURANCE
02/08/2018: Homeowners Declarations Page was provided which reflected Guaranteed rebuilding cost. Exception cleared.02/06/2018: Lender provided a copy of the insurance binder reflecting insufficient coverage of $XXX,XXX. A cost estimator from the insurer still needed.  Exception remains.

 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 28.20 months; DTI is lower than guideline maximum UW guides allow max DTi of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW guides require FICO of 720; loan qualfied with FICO 782
f3aec483-8102-467c-9984-255a4b5b7356
355945738	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
Fraud Report provided is missing loan participant searches for the appraiser and loan originator. The guidelines require loan participant searches for the buyer, seller, listing agent, selling agent, appraiser and loan originator.
02/06/2018: Lender provided the Third Party Fraud Report. Exception cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 28.20 months; DTI is lower than guideline maximum UW guides allow max DTi of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW guides require FICO of 720; loan qualfied with FICO 782
f3aec483-8102-467c-9984-255a4b5b7356
355945738	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/19/2018: Exception is deemed non-material with a final rating of a B
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 28.20 months; DTI is lower than guideline maximum UW guides allow max DTi of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW guides require FICO of 720; loan qualfied with FICO 782
f3aec483-8102-467c-9984-255a4b5b7356
355945738	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 28.20 months; DTI is lower than guideline maximum UW guides allow max DTi of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW guides require FICO of 720; loan qualfied with FICO 782
f3aec483-8102-467c-9984-255a4b5b7356
356520012	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 and/or loan approval is missing from the loan file.	XX/XX/XXXX: copy of 1008			03/01/2018: The 1008 was provided. Exception cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.19%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 111.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780
f28fad14-14bb-42ec-aa09-27dc0104564b
356520012	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				02/27/2018: Non-material per XXXX guidance, loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.19%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 111.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780
f28fad14-14bb-42ec-aa09-27dc0104564b
356520012	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Broker Affiliated Business Disclosure not provided within 3 business days of application date.				02/27/2018: Non-material per XXXX guidance, loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.19%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 111.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780
f28fad14-14bb-42ec-aa09-27dc0104564b
356520012	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/27/2018: Non-material per XXXX guidance, loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.19%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 111.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780
f28fad14-14bb-42ec-aa09-27dc0104564b
356520012	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrowers. No Cure.				02/27/2018: Non-material per XXXX guidance, loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.19%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 111.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780
f28fad14-14bb-42ec-aa09-27dc0104564b
358024269	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification
The Lender's guidelines and Appendix Q require verification of the Borrower's employment for two years with an explanation for any gaps exceeding 30 days if applicable. The loan file does not contain verification of the Borrower's previous employment. The loan cannot be classified as a Qualified Mortgage.
														03/02/2018: Attached			03/02/2018: Lender provided VVOE. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.17%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.15 months reserves
d5224166-e189-4777-bded-28d906d2ba83
358024269	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage
The loan file is missing verification of the Borrower's two-year employment history per Appendix Q with an explanation for any gaps exceeding 30 days if applicable. The loan cannot be classified as a Qualified Mortgage.
														03/02/2018: Attached			03/02/2018: Upon further review, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.17%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.15 months reserves
d5224166-e189-4777-bded-28d906d2ba83
358024269	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final CD does not disclose a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction .
Non-material per XXXX guidance. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.17%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.15 months reserves
d5224166-e189-4777-bded-28d906d2ba83
358024269	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/26/2018: CDA Received, supports appraised value.”
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.17%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.15 months reserves
d5224166-e189-4777-bded-28d906d2ba83
358041865	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.				2/2/2018: Finding deemed non-material and will be rated a B for agencies.			2694bbc6-5216-42a9-a750-2919564dbfd2
358041865	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			2694bbc6-5216-42a9-a750-2919564dbfd2
360397181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/19/2018: This finding is not material. Loan will be graded B for all agencies			b52f1b63-5412-430c-9ebe-2a9e18be0017
360397181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	Non-material per SFIG guidance. Loan will be rated a B.			b52f1b63-5412-430c-9ebe-2a9e18be0017
360397181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.				Non-material per SFIG guidance. Loan will be rated a B.			b52f1b63-5412-430c-9ebe-2a9e18be0017
360397181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $X,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $X,XXX. Cure provided on post consummation CD.
														02/08/2018: see attached PCCD			02/08/2018: Lender provided post closing CD. Loan will be graded B for all agencies 01/19/2018: Post Consummation provides a cure. Loan will be graded B for all agencies			b52f1b63-5412-430c-9ebe-2a9e18be0017
360397181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			b52f1b63-5412-430c-9ebe-2a9e18be0017
360560438	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification
Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for the borrower is missing which is required for the file to be classified as QM and the VVOE for the co-borrower is dated post loan consummation
														XX/XX/XXXX: VOE			01/31/2018: Client provided the Borrower's VVOE. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.55%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781
4ae42018-7d8f-4adc-964c-2cb86eb84b3b
360560438	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the broker and lender.				01/18/2018: This finding is not material. Loan will be graded B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.55%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781
4ae42018-7d8f-4adc-964c-2cb86eb84b3b
360560438	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing verification of employment for the borrower which is required for the loan to be classified as a Qualified Mortgage.
														XX/XX/XXXX: Both borrowers are with the company for more than 2 years and do not show any gaps. XX/XX/XXXX: VOE			02/16/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.55%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781
4ae42018-7d8f-4adc-964c-2cb86eb84b3b
360560438	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee in section B of the final Closing Disclosure is missing the name of the service provider. Additionally, a Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per XXXX guidance. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.55%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781
4ae42018-7d8f-4adc-964c-2cb86eb84b3b
360560438	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $X,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX. Cure provided on post consummation CD.
01/18/2018: Post Consummation provides a cure. Loan will be graded B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.55%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781
4ae42018-7d8f-4adc-964c-2cb86eb84b3b
360560438	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	XX/XX/XXXX: APPRAISAL			XX/XX/XXXX: CDA Received, supports appraised value. Exception cleared.01/31/2018: Axis is not acceptable. Due Diligence firm will be ordering the CDA. Exception remains.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.55%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781
4ae42018-7d8f-4adc-964c-2cb86eb84b3b
361085953	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				Non-material per SFIG guidance, loan will be graded a B for all agencies”.			11804e9e-4ae8-4d8e-9c60-31b7988bf630
361085953	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA Received.			02/12/2018: CDA Received, supports appraised value, exception cleared.			11804e9e-4ae8-4d8e-9c60-31b7988bf630
361135113	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				“Non-material per SFIG guidance, loan will be graded a B for all agencies"			17ffa039-31a5-4729-9c76-3337b2bcd5e3
361135113	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	“Non-material per SFIG guidance, loan will be graded a B for all agencies"			17ffa039-31a5-4729-9c76-3337b2bcd5e3
361135113	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an Appraisal Report Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The CD ) reflects an Appraisal Report Fee of $XXX.XX resulting in a ($XX.XX) refund due for cure.  Lender credit on CD for tolerance sure.
																	"Lender credit of $XX.XX on CD for tolerance sure.Non-material per SFIG guidance, loan will be graded a B for all agencies"			17ffa039-31a5-4729-9c76-3337b2bcd5e3
361135113	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party fraud tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			17ffa039-31a5-4729-9c76-3337b2bcd5e3
361135113	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.			17ffa039-31a5-4729-9c76-3337b2bcd5e3
361316658	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	File is missing copy of business license or CPA letter verifying self employed income for Borrower. Must be provided to meet QM requirements.
02/23/2018: Business agreement.  02/05/2018: Hello, Can you clarify what else is needed to clear this condition? We have provided the CPA letter verifying the existence of the business. Please advise. 01/30/2018: CPA LETTER
02/26/2018: Business agreement was provided. Exception cleared. 01/31/2018: Client provided the CPA letter regarding and only referencing the Co-Borrower. Exception remains.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 46.96%
6deb7062-f577-4d74-8949-361ac9d62515
361316658	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/16/17 This finding is deemed non-material and rated a B
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 46.96%
6deb7062-f577-4d74-8949-361ac9d62515
361316658	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan is missing verification of self employment for borrower.	01/30/2018: VOE			01/31/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 46.96%
6deb7062-f577-4d74-8949-361ac9d62515
361316658	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX.				01/16/17 This finding is deemed non-material and rated a B
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 46.96%
6deb7062-f577-4d74-8949-361ac9d62515
361316658	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure.	01/30/2018: LE			01/31/2018: Initial LE, dated XX/XX/XXXX, was provided. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 46.96%
6deb7062-f577-4d74-8949-361ac9d62515
361316658	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final Closing Disclosure does not reflect a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 46.96%
6deb7062-f577-4d74-8949-361ac9d62515
361316658	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XX.XX for the HOA vs. the actual amount of $XX.XX.
Non-material per SFIG guidance. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 46.96%
6deb7062-f577-4d74-8949-361ac9d62515
361316658	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	01/30/2018: AVM			02/09/2018: CDA Received, supports appraised value. Exception cleared.01/31/2018: Axis is not acceptable. Due Diligence firm will order.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 46.96%
6deb7062-f577-4d74-8949-361ac9d62515
361316658	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 46.96%
6deb7062-f577-4d74-8949-361ac9d62515
361422954	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing appraisal	Missing required desk review for loan amounts in excess of $X,XXX,XXX.XX.	02/27/2018: desk review
03/02/2018 Lender accepted desk review to validate the value. Exception rating will be a B. 02/28/2018: Lender provided Collateral DNA report, however LD Appraisal Department Desk Review is required. Exception remains.

 Reserves are higher than guideline minimum 19.40 months reserves >9 months required by guidelines; FICO is higher than guideline minimum 765 FICO > 720 required by guidelines; Years in Field Borrower has 20 years in same field.
eb1b87c6-abed-4962-999c-3637e5686d95
361422954	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				02/02/2018: Finding deemed non-material and rated a B.
 Reserves are higher than guideline minimum 19.40 months reserves >9 months required by guidelines; FICO is higher than guideline minimum 765 FICO > 720 required by guidelines; Years in Field Borrower has 20 years in same field.
eb1b87c6-abed-4962-999c-3637e5686d95
361422954	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum 19.40 months reserves >9 months required by guidelines; FICO is higher than guideline minimum 765 FICO > 720 required by guidelines; Years in Field Borrower has 20 years in same field.
eb1b87c6-abed-4962-999c-3637e5686d95
361510882	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.   File is missing xxxx business tax returns.
														XX/XX/XXXX: Letter from borrower attached. This was included in original package for review.XX/XX/XXXX: Borrower did not file a XXXX Business Tax Return			XX/XX/XXXX: Upon further review, exception cleared.02/22/2018: The client indicates the Borrower did not file a XXXX business tax return. Please provide a letter of explanation. Exception remains.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.30%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790
53b1862f-dc67-4713-bddc-3aa1f77afd8b
361510882	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file contains a third party fraud report. However, no evidence of OFAC search for originator/lender, title company, title agent, buyer agent, seller agent, seller/builder, appraisal company and appraiser.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
														XX/XX/XXXX: Fraud Report			02/12/2018: Lender provided XXXXX XXXXX report. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.30%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790
53b1862f-dc67-4713-bddc-3aa1f77afd8b
361510882	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				Non-material per XXXX guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.30%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790
53b1862f-dc67-4713-bddc-3aa1f77afd8b
361510882	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	XX/XX/XXXX: Rate Lock Agreement			02/12/2018: Lender provided rate lock agreement. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.30%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790
53b1862f-dc67-4713-bddc-3aa1f77afd8b
361510882	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Missing XXXX business tax returns.				02/12/2018: Upon further review, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.30%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790
53b1862f-dc67-4713-bddc-3aa1f77afd8b
361510882	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Organization Counseling Disclosure.				Non-material per XXXX guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.30%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790
53b1862f-dc67-4713-bddc-3aa1f77afd8b
361510882	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Recording Fee for Deed was not disclosed in Section E of the final Closing Disclosure. Provide corrected CD and LOE to the Borrower.				Non-material per XXXX guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.30%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790
53b1862f-dc67-4713-bddc-3aa1f77afd8b
361510882	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
APR on final CD is inaccurate and exceeds X.XXX% tolerance.  CD value of  X.XXX% vs. calculated value of X.XXX% for a variance of X.XXX over disclosed.  Provide corrected CD, letter of explanation, refund fee tolerance, proof of delivery and re-open rescission, if applicable.
														02/21/2018: Borrower e-signed the XX/XX CD on XX/XX and then we waited until XX/XX to close (3 day wait period). Since this was already a CD a COC is not needed.			02/22/2018: Upon further review, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.30%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790
53b1862f-dc67-4713-bddc-3aa1f77afd8b
361510882	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The homeowners association dues reflected in section F of the final Closing Disclosure. Homeowner association dues belong in section H. Provide corrected CD and LOE to the Borrower.				Non-material per XXXX guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.30%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790
53b1862f-dc67-4713-bddc-3aa1f77afd8b
361510882	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/26/2018: CDA Received, supports appraised value.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.30%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790
53b1862f-dc67-4713-bddc-3aa1f77afd8b
362025757	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	General Credit Exception	Title provided in the file vesting does not match the vesting reflected on the mortgage. Title reflects XXX and mortgage is missing the XXX.				01/23/2018: A copy of the recorded Mortgage was provided reflecting the handwritten add of "XXX" beside the Borrower's name. Exception cleared.
 Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 8.90 months reserves.; Years in Field 18 years in same field.; FICO is higher than guideline minimum UW guides require a FICO score of 700, loan qualified with a FICO score of 764.
9664530a-970a-490b-a807-3d62d12276d3
362025757	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE	Explanation letter not provided for Borrower having a more than 30 day gap in employment the past 2 years.	02/06/2018: Attached please find the Borrower's Letter of Explanation with regard to more than 30 day gap in employment. Thank you.			02/06/2018: Lender provided a LOX for the employment gap. Exception cleared.
 Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 8.90 months reserves.; Years in Field 18 years in same field.; FICO is higher than guideline minimum UW guides require a FICO score of 700, loan qualified with a FICO score of 764.
9664530a-970a-490b-a807-3d62d12276d3
362025757	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				Exception is deemed non-material with a final rating of B
 Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 8.90 months reserves.; Years in Field 18 years in same field.; FICO is higher than guideline minimum UW guides require a FICO score of 700, loan qualified with a FICO score of 764.
9664530a-970a-490b-a807-3d62d12276d3
362025757	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided in the file.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 8.90 months reserves.; Years in Field 18 years in same field.; FICO is higher than guideline minimum UW guides require a FICO score of 700, loan qualified with a FICO score of 764.
9664530a-970a-490b-a807-3d62d12276d3
362025757	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.
 Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 8.90 months reserves.; Years in Field 18 years in same field.; FICO is higher than guideline minimum UW guides require a FICO score of 700, loan qualified with a FICO score of 764.
9664530a-970a-490b-a807-3d62d12276d3
362681521	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an Appraisal Fee of $XXX with no resulting COC for any subsequent disclosures. The CD reflects an Appraisal Fee of $XXX resulting in a $XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														01/31/2018: tolerance			02/02/2018: Client provided corrected CD, letter of explanation, refund fee tolerance, and proof of delivery. Exception was waived and downgraded to B.			d4c79573-77d5-49c5-87ca-3eee698f5d5b
362681521	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Lender Post closing Refund to Cure insufficient to cover in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Appraisal Report Fee on CD is $XXX.XX. LE lists fee as $XXX.XX. This fee is in a 0% tolerance section. Lender tolerance cure of ($XX) is required.  Post close tolerance cure of ($XX) is insufficient.  Provide corrected CD, letter of explanation, refund fee tolerance, proof of delivery and re-open rescission, if applicable.
														01/31/2018: proof of tolerance			02/02/2018: Client provided corrected CD, letter of explanation, refund fee tolerance, and proof of delivery. Exception was waived and downgraded to B.			d4c79573-77d5-49c5-87ca-3eee698f5d5b
362681521	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Services borrower did shop fees in Section C and Section E Recording Fees are subject to 10% tolerance when the borrower chose a service provider listed on the WLSP.  LE reflects a fee total of $XXXX.XX ($XXXX.XX at 10%) with no resulting CoC for any subsequent disclosures. Final CD reflects a fee total of $XXXX.XX for a variance/refund required of ($X.XX) to meet 10% threshold.  Lender provided credit to Cure
																	"The Lender Provided a Credit of 9.00 to cure tolerance. Non-material per SFIG guidance, loan will be graded a B for all agencies”.			d4c79573-77d5-49c5-87ca-3eee698f5d5b
362681521	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.			d4c79573-77d5-49c5-87ca-3eee698f5d5b
364006513	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	Although file contains a CDA, file is missing a separate LD Appraisal Review as required per guidelines when CU score is greater than 2.5; subject CU score is 4.	01/25/2018: Please see attached Desk Review. Thanks!			02/21/2018: Reviewed Lender guidelines CDA meets guidelines requirements. Condition cleared. 01/26/2018: Lender provided CDA. Condition remains.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.26%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.9 months reserves
65b6af14-2f7b-4b0b-8bd8-40e76b39b969
364006513	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/22/2018: This finding is not material. Loan will be graded B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.26%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.9 months reserves
65b6af14-2f7b-4b0b-8bd8-40e76b39b969
364006513	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $XX,XXX and Cash to Close as $XXX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates amounts of $XX,XXX and $XXX,XXX, respectively.
Non-material per SFIG guidance. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.26%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.9 months reserves
65b6af14-2f7b-4b0b-8bd8-40e76b39b969
368911669	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The file is missing the 3rd Party CDA report.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 44.53%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.47%
7b1bf780-1adf-42b4-b114-43f5cf88d75f
371640081	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	The Lender's guidelines require a full appraisal and desk review when the CU risk score is over 2.5. The CU risk score was X.X and the loan file is missing the desk review.	01/23/2018: Desk review attached Thanks!			01/30/2018: The LD Appraisal Department desk review was provided. Exception cleared.
 Reserves are higher than guideline minimum UW guide requires 6 months reserves, loan qualified with 41.30 months reserves ; Years on Job Borrower has 21 years on job; DTI is lower than guideline maximum UW guide maximum DTI of 43.00%, loan qualified with DTI of 35.00%
bb536dc6-c4d2-4b48-8ce9-449e7e9cfee5
371640081	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Only one year of transcripts provided.	01/23/2018: Please see attached. Thanks!			01/23/2018: The Borrowers' XXXX and XXXX transcripts were provided. Exception cleared.
 Reserves are higher than guideline minimum UW guide requires 6 months reserves, loan qualified with 41.30 months reserves ; Years on Job Borrower has 21 years on job; DTI is lower than guideline maximum UW guide maximum DTI of 43.00%, loan qualified with DTI of 35.00%
bb536dc6-c4d2-4b48-8ce9-449e7e9cfee5
371640081	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/17/2018: This finding is deemed non-material and graded B for all agencies.
 Reserves are higher than guideline minimum UW guide requires 6 months reserves, loan qualified with 41.30 months reserves ; Years on Job Borrower has 21 years on job; DTI is lower than guideline maximum UW guide maximum DTI of 43.00%, loan qualified with DTI of 35.00%
bb536dc6-c4d2-4b48-8ce9-449e7e9cfee5
371640081	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The title fees are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider listed on the WLSP for title services.  The title fees should be listed in section B of the CD.
Non-material per SFIG guidance. Loan will be rated a B.
 Reserves are higher than guideline minimum UW guide requires 6 months reserves, loan qualified with 41.30 months reserves ; Years on Job Borrower has 21 years on job; DTI is lower than guideline maximum UW guide maximum DTI of 43.00%, loan qualified with DTI of 35.00%
bb536dc6-c4d2-4b48-8ce9-449e7e9cfee5
371640081	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	571 - Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received			02/12/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum UW guide requires 6 months reserves, loan qualified with 41.30 months reserves ; Years on Job Borrower has 21 years on job; DTI is lower than guideline maximum UW guide maximum DTI of 43.00%, loan qualified with DTI of 35.00%
bb536dc6-c4d2-4b48-8ce9-449e7e9cfee5
376025157	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.				1/22/2018: Finding is deemed non-material, loan will be graded a B for all agencies.			7ab9627e-d786-492e-ba8b-47537a2000ec
376025157	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/26/2018: : CDA Received, supports appraised value.			7ab9627e-d786-492e-ba8b-47537a2000ec
376571688	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/26/2018: Exception is deemed non-material with a final rating of a B.			5115b501-bacb-4014-ad7d-477bf375339b
376571688	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an Appraisal fee of $XXX.XX with no resulting COC for any subsequent disclosures. The CD reflects an Appraisal fee of $XXX.XX resulting in a $XX.XX refund due for cure. (Cured on Final CD - B)
																	Non-material per SFIG guidance. Loan will be rated a B.			5115b501-bacb-4014-ad7d-477bf375339b
376571688	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/27/2018: CDA Received, supports appraised value.			5115b501-bacb-4014-ad7d-477bf375339b
376571688	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.			5115b501-bacb-4014-ad7d-477bf375339b
377735762	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX . A cost estimator from the insurer was not provided. Policy does not reflect "Guaranteed" Replacement Cost.
														XX/XX/XXXX: Attached please find the homeowner's insurance cost estimator.			03/01/2018: Lender provided cost estimator. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.83%
a0fd9bae-dd6b-489e-ae32-47bc3d3fd212
377735762	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				02/25/2018: Exception is deemed non material and will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.83%
a0fd9bae-dd6b-489e-ae32-47bc3d3fd212
377735762	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure
Missing evidence borrower received HUD Homeownership Counseling Disclosure within 3 business days of application. Loan file contains evidence the List of Homeownership Counseling Organizations were provided however no evidence the actual disclosure was provided.
02/26/2018: Exception is deemed non material and will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.83%
a0fd9bae-dd6b-489e-ae32-47bc3d3fd212
377735762	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA report is missing from the file.				02/26/2018: CDA Received, supports appraised value.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.83%
a0fd9bae-dd6b-489e-ae32-47bc3d3fd212
378843046	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				Exception is deemed non-material with a final rating of a “2”			30f7da68-4ed2-4112-92a4-489bb3256bda
378843046	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/26/2018: CDA Received, supports appraised value			30f7da68-4ed2-4112-92a4-489bb3256bda
379298968	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				“Non-material per XXXX guidance, loan will be graded a B for all agencies”.			d1464b60-e6f5-46b8-86ce-49d8ccb45d86
379298968	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	“Non-material per XXXX guidance, loan will be graded a B for all agencies”.			d1464b60-e6f5-46b8-86ce-49d8ccb45d86
379298968	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE  reflects a Credit Report Fee of $XX.XX with no resulting CoC for any subsequent disclosures. The CD reflects a Credit Report Fee of $XX.XX resulting in a ($XX.XX) refund due for cure.  The Lender provided credit on CD to cure.
																	" Lender provided $XX lender credit on CD to cure, loan will be graded a B for all agencies."			d1464b60-e6f5-46b8-86ce-49d8ccb45d86
379298968	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure.				“Non-material per XXXX guidance, loan will be graded a B for all agencies”.			d1464b60-e6f5-46b8-86ce-49d8ccb45d86
379298968	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			d1464b60-e6f5-46b8-86ce-49d8ccb45d86
379743326	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure.  All Loan costs associated with the transaction must be listed in a table under the heading of "loan costs".  The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).  In addition, The Title - Courier / Exp Mail Fee, Title - Lender Title Insurance, Title - Notary Fee, Title - Settlement / Closing Fee, Title - Sub Escrow Fee and Title - Wire Transfer Fee are reflected in section B of the final Closing Disclosure The borrower shopped for their own title service provider and did not use the provider on the XXXX.  The Title - Courier / Exp Mail Fee, title - Lender Title Insurance, Title - Notary Fee, Title - Settlement / Closing Fee, Title - Sub Escrow Fee and Title - Wire Transfer Fee should be listed in section C of the XX.  Provide corrected XX and letter of explanation to the Borrower.  Also, the Title - Notary Fee and the XXX Certification Fee in section B of the final Closing Disclosure are missing the name of the service provider.  Provide corrected XX and letter of explanation to the Borrower.
																	Non-material per XXXX guidance, loan will be Graded a B for all agencies.			093a4c31-4c44-4442-9afd-4d1e6e3ca0d7
379743326	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The XX does not reflect an XXX Fee with no resulting XXX for any subsequent disclosures. The XX reflects an AVM Fee of $XXX.XX resulting in a $XXX.XX refund due for cure. Section J reflects a sufficient refund of $XXX.XX.

The XX reflects an XXX Fee of $XXX.XX resulting in a $XXX.XX refund due for cure. Section J reflects a sufficient refund of $XXX.XX. Non-material per XXXX guidance, loan will be Graded a B for all agencies.
093a4c31-4c44-4442-9afd-4d1e6e3ca0d7
379743326	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			093a4c31-4c44-4442-9afd-4d1e6e3ca0d7
382365223	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX . A cost estimator from the insurer was not provided.

01/23/2018: Hazard binder indicates replacement cost coverage which means loan is insured to valued. Borrower's Ins policy indicates replacement cost coverage and also indicates they have an additional $XX,XXX in coverage on top of current dwelling amount of $XXX,XXX.01/31/2018: Please see attached cost estimator. Thank you!

01/23/2018: It is acknowledged, the Insurance policy reflects $XXX,XXX.XX in dwelling replacement costs plus $XX,XXX.XX for a combined amount of $XXX,XXX.XX; however, the policy should cover the amount of the loan or a cost estimator must be provided. Exception remains.02/05/2018: Cost estimator provided reflecting estimated replacement cost of $XXX,XXX.  The insurance policy reflects sufficient coverage for replacement cost.  Exception cleared.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.00%; Years on Job Borrower has 5 years on job
8e73c4d4-1105-41c8-b0cd-4d41d6983776
382365223	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/17/2018: Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.00%; Years on Job Borrower has 5 years on job
8e73c4d4-1105-41c8-b0cd-4d41d6983776
382365223	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.00%; Years on Job Borrower has 5 years on job
8e73c4d4-1105-41c8-b0cd-4d41d6983776
382808238	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/12/2018: XXX Received, supports appraised value. Exception cleared.			7a0ef649-fcfd-4614-b43b-4de2936562b8
383274672	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				Exception is deemed non-material with a final rating of a B			ecc0eead-b13b-47ed-8222-4ed304c9ff2b
383274672	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review appraisal missing.				02/26/2018: CDA Received, supports appraised value.			ecc0eead-b13b-47ed-8222-4ed304c9ff2b
383787275	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, XXXX-XXXXXXXX consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a XXXXXXXXXXX, “X” XXXXXXXXXXX, or XXXXXXXXXXX, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed XXXXXXXX returns not provided.
														02/22/2018: We only used the income fromXXXX'X XXXXXXXXX & XXXXXXXXXX to qualify the borrower.			02/22/2018: Lender provided the signed copies of the tax returns. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.46%; Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income
1a9d002b-f82a-4443-8f85-4f08e41b7bf6
383787275	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	The loan file is missing executed XXXXXXXX tax returns. Loan cannot be classified as a Qualified Mortgage.	02/22/2018: Attached XXXX We only used the income from XXXX'X XXXXXXXXX & XXXXXXXXX to qualify the borrower.			02/22/2018: Upon further review, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.46%; Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income
1a9d002b-f82a-4443-8f85-4f08e41b7bf6
383787275	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Subordination XXX in section X of the final Closing Disclosure is missing the name of the service provider. Additionally, a Flood Certification XXX was not reflected in Section X of the final Closing Disclosure despite evidence of a flood certificate in the file. The Flood Certification should be disclosed in section X of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per XXXX guidance. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.46%; Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income
1a9d002b-f82a-4443-8f85-4f08e41b7bf6
383787275	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/26/2018: XXX Received, supports appraised value.”
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.46%; Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income
1a9d002b-f82a-4443-8f85-4f08e41b7bf6
384268469	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing prior employer’s verification of employment between XX/XXXX and XX/XXXX for the co-borrower which is required for the loan to be classified as a Qualified Mortgage.

01/29/2018: Please see attached Previous VOE LOX from borrower. He was working from XX/XX/XX - XX/XXXX at XXXXXXXXX XXXXXX XXXXXXXX. He was laid off and received unemployment from XX/XXXX to XX/XXXX. XX/XX/XXXX: Hello - Please see attached Prior VOE. Thank you, XXXX XXXXX

02/01/2018: Lender provided job gap letter. Exception cleared.01/29/2018: Lender provided Fraud report, however the report does not complete the 2 year history with specific dates(Shows borrower was unemployed previously). Updated condition dates from previous WVOE. Condition remains.01/25/2018: Lender provided previous WVOE, however the WVOE does not have the termination date. Condition remains.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 44 months payment history with no late payments reported; Years on Job Borrower has 11 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.6 months reserves
8f8c7b0c-5660-4313-987b-4f493205e022
384268469	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Flood Certificate	Flood Certificate in file is dated XX/XX/XXXX which is more than X.X years prior to loan application.	01/24/2018: Please see attached. - XXXX XXXXX			01/24/2018: Updated Flood Cert was provided. Exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 44 months payment history with no late payments reported; Years on Job Borrower has 11 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.6 months reserves
8f8c7b0c-5660-4313-987b-4f493205e022
384268469	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the lender.				01/19/2018: This finding is not material. Loan will be graded B for all agencies
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 44 months payment history with no late payments reported; Years on Job Borrower has 11 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.6 months reserves
8f8c7b0c-5660-4313-987b-4f493205e022
384268469	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing prior employer’s verification of employment between XX/XXXX and XX/XXXX for the co-borrower which is required for the loan to be classified as a Qualified Mortgage.
01/24/2018: Hello - Please see attached. Thank you, XXXX XXXXX
01/29/18: Changed to clear as finding is in Credit Rating tab.01/25/2018: Lender provided previous WVOE, however the WVOE does not have the termination date (Missing 2 year history). Condition remains.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 44 months payment history with no late payments reported; Years on Job Borrower has 11 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.6 months reserves
8f8c7b0c-5660-4313-987b-4f493205e022
384268469	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure. Cure provided per lender credit on final CD.
01/19/2018: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded B for all agencies
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 44 months payment history with no late payments reported; Years on Job Borrower has 11 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.6 months reserves
8f8c7b0c-5660-4313-987b-4f493205e022
384268469	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Closing Disclosure issued to the borrower on XX/XX/XXXX is missing from the loan file.	01/24/2018: Hi - Please see attached. Thank you, XXXX XXXXX			01/25/2018: Lender provided Closing Disclosure. Condition cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 44 months payment history with no late payments reported; Years on Job Borrower has 11 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.6 months reserves
8f8c7b0c-5660-4313-987b-4f493205e022
384268469	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD reflects incorrect data under the Closing Information section for the field titled Closing Date. Cure provided on post consummation CD.				01/19/2018: Post Consummation provides a cure. Loan will be graded B for all agencies
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 44 months payment history with no late payments reported; Years on Job Borrower has 11 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.6 months reserves
8f8c7b0c-5660-4313-987b-4f493205e022
384268469	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	01/29/2018: Fraud Report			02/12/2018: CDA Received, supports appraised value. Exception cleared.02/01/2018: Lender provided Fraud Report. Exception remains, Due Diligence will order.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 44 months payment history with no late payments reported; Years on Job Borrower has 11 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.6 months reserves
8f8c7b0c-5660-4313-987b-4f493205e022
384313302	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	The Lender's guidelines require an LD Appraisal Department desk review when the CU risk score is greater than 2.5. The CU risk score is 3.3. The desk review is missing from the loan file.	02/06/2018: Desk Review attached.			02/06/2018: Upon further review, exception cleared.
 FICO is higher than guideline minimum 786 FICO score > 720 required; DTI is lower than guideline maximum 35.93% DTI < 43% permitted; Reserves are higher than guideline minimum 170.3 months PITI reserves > 8 months required
05bdd871-b111-4f16-9112-4f87cc335ec3
384313302	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.				2/2/18: Exception is deemed non-material with a final rating of a B
 FICO is higher than guideline minimum 786 FICO score > 720 required; DTI is lower than guideline maximum 35.93% DTI < 43% permitted; Reserves are higher than guideline minimum 170.3 months PITI reserves > 8 months required
05bdd871-b111-4f16-9112-4f87cc335ec3
384313302	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XXX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														02/06/2018: Borrower did receive a RESPA credit for $XXX.XX at closing - please see page 2 section J of the CD. The credit is listed under lender credits.			02/06/2018: Upon further review, exception cleared.2/5/2018: Non-material per SFIG guidance, loan will be graded a "2".
 FICO is higher than guideline minimum 786 FICO score > 720 required; DTI is lower than guideline maximum 35.93% DTI < 43% permitted; Reserves are higher than guideline minimum 170.3 months PITI reserves > 8 months required
05bdd871-b111-4f16-9112-4f87cc335ec3
384313302	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received,			03/02/2018: Field Review provided supporting original appraiser value.02/09/2018: A CDA was provided showing Indeterminate. Please provide an updated review. Exception remains.
 FICO is higher than guideline minimum 786 FICO score > 720 required; DTI is lower than guideline maximum 35.93% DTI < 43% permitted; Reserves are higher than guideline minimum 170.3 months PITI reserves > 8 months required
05bdd871-b111-4f16-9112-4f87cc335ec3
385367921	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Flood Certification fee was not reflected in Section B of the Closing CD despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	02/15/2018 - Finding is not material under XXXX. Loan will be graded B for all agencies.			06a4dd0f-a599-40d7-8f84-501a019f88df
385367921	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.
The final CD is completed in error for required information in the General Information/Closing Information section for the field titled Closing Date. The CD reflects the Closing Date is reflected as a date different than the execution date and the date the Mortgage was executed and notarized. The amended CD in the file also reflects a different and incorrect closing date.
																	02/15/2018 - Finding is not material under XXXX. Loan will be graded B for all agencies.			06a4dd0f-a599-40d7-8f84-501a019f88df
385367921	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA is missing from the file.				02/26/2018: CDA Received, supports appraised value.			06a4dd0f-a599-40d7-8f84-501a019f88df
386914102	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not reflected in Section B of the final Closing Disclosure despite evidence of a flood certificate in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
78a04680-a8de-4073-a3b1-507ed73a22d1
386914102	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file				02/27/2018: CDA Received, supports appraised value.			78a04680-a8de-4073-a3b1-507ed73a22d1
387077132	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	The Lender's guidelines require an executed XXXX-X for each business at application or at closing. XXXX-X signed at application or at closing not provided.	01/31/2018: Please see attached. :)			02/01/2018: Lender provided signed XXXXX for borrower's business. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 51.90 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.53%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785
e5695ddb-8695-4f3a-8170-50d86e31568f
387077132	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/12/2018: XXX Received, supports appraised value. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 51.90 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.53%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785
e5695ddb-8695-4f3a-8170-50d86e31568f
387077132	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	General Compliance Exception	The Homeowners Association Dues reflected in section X of the final Closing Disclosure should be reflected in section X. Provide corrected XX and letter of explanation to the Borrower.				1/22/2018: Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 51.90 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.53%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785
e5695ddb-8695-4f3a-8170-50d86e31568f
387077132	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	General Compliance Exception 2
The Homeowners Association Dues on the final Closing Disclosure does not list number of months XXX dues were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within XX days of consummation.  Provide re-disclosed XX and letter of explanation.
1/22/2018: Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 51.90 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.53%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785
e5695ddb-8695-4f3a-8170-50d86e31568f
387077132	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				1/22/2018: Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 51.90 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.53%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785
e5695ddb-8695-4f3a-8170-50d86e31568f
387077132	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Desk Review Fee in section X of the final Closing Disclosure is missing the name of the service provider. Provide corrected XX and letter of explanation to the Borrower.				1/22/2018: Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 51.90 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.53%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785
e5695ddb-8695-4f3a-8170-50d86e31568f
387077132	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender did not include the HOA of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed XX and letter of explanation.
1/22/2018: Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 51.90 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.53%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785
e5695ddb-8695-4f3a-8170-50d86e31568f
387077132	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Title-Owner End.(Optional) fee in section X of the final Closing Disclosure is missing the name of the service provider. Provide corrected XX and letter of explanation to the Borrower.				1/22/2018: Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 51.90 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.53%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 785
e5695ddb-8695-4f3a-8170-50d86e31568f
387707542	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				Exception is deemed non-material with a final rating of a B			c55b1352-a1c4-49a5-95ce-5102442e4461
387707542	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			c55b1352-a1c4-49a5-95ce-5102442e4461
388463634	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure.				1/17/2018: This finding is non-material, loan will be graded a B for all agencies.			843cb5c5-5ed6-4bf0-926a-524db811ee51
388463634	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The wire/express fee paid to the Closing Attorney reflected in section h of the final Closing Disclosure should be reflected in section B.  Provide corrected CD and letter of explanation to the Borrower.
																	1/22/2018: Finding deemed non-material and will be graded a B for all agencies.			843cb5c5-5ed6-4bf0-926a-524db811ee51
388463634	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			843cb5c5-5ed6-4bf0-926a-524db811ee51
394329717	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	The loan file is missing a VVOE within 10 days of closing for the Co-Borrower's current employment.	01/26/2018: VVOE			01/29/18: Lender provided VVOE dated within 10 days of the Note date. Condition cleared.
 DTI is lower than guideline maximum UW Guides require DTI of 43%, loan qualified with DTI of 18.92%; FICO is higher than guideline minimum UW Guides require FICO score of 700, loan qualified with a FICO score of 784.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 45.20 months reserves
e034b166-bf99-4caa-9025-52795430362b
394329717	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender's Affiliated Business Disclosure.				1/18/2018: Finding is deemed non-material and graded B for all agencies.
 DTI is lower than guideline maximum UW Guides require DTI of 43%, loan qualified with DTI of 18.92%; FICO is higher than guideline minimum UW Guides require FICO score of 700, loan qualified with a FICO score of 784.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 45.20 months reserves
e034b166-bf99-4caa-9025-52795430362b
394329717	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final CD does not disclose a Flood Cert fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction.
Non-material per XXXX guidance. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides require DTI of 43%, loan qualified with DTI of 18.92%; FICO is higher than guideline minimum UW Guides require FICO score of 700, loan qualified with a FICO score of 784.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 45.20 months reserves
e034b166-bf99-4caa-9025-52795430362b
394329717	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX from the final title policy, even if the lender used X.XX% of the purchase price the taxes would have been $XXX.XX. The loan file does have a post close CD dated XX/XX/XXXX reflecting the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
Non-material per XXXX guidance. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides require DTI of 43%, loan qualified with DTI of 18.92%; FICO is higher than guideline minimum UW Guides require FICO score of 700, loan qualified with a FICO score of 784.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 45.20 months reserves
e034b166-bf99-4caa-9025-52795430362b
394329717	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD does not disclose the number of months for which HOA was prepaid in Section F.				Non-material per XXXX guidance. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides require DTI of 43%, loan qualified with DTI of 18.92%; FICO is higher than guideline minimum UW Guides require FICO score of 700, loan qualified with a FICO score of 784.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 45.20 months reserves
e034b166-bf99-4caa-9025-52795430362b
394329717	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 DTI is lower than guideline maximum UW Guides require DTI of 43%, loan qualified with DTI of 18.92%; FICO is higher than guideline minimum UW Guides require FICO score of 700, loan qualified with a FICO score of 784.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 45.20 months reserves
e034b166-bf99-4caa-9025-52795430362b
394509173	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XX,XXX.XX. A cost estimator from the insurer was not provided.
														02/13/2018: Borrower should have enough coverage as they have extended replacement in the amount of XX% so that would have them covered at $XXXk.			02/14/2018: After further review, exception cleared.
 Reserves are higher than guideline minimum 40 months reserves of $XXX,XXX > 6 month required; FICO is higher than guideline minimum FICO of 788 > 720 minimum required; DTI is lower than guideline maximum DTI of 34.92% < maximum of 43%
ab123262-6174-499b-a7e9-39bb90803696
394509173	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The flood certificate fee was not reflected in section B of the Closing Disclosure despite evidence of the flood certificate in the file. The flood certificate fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per XXXX guidance. Loan will be rated a B.
 Reserves are higher than guideline minimum 40 months reserves of $XXX,XXX > 6 month required; FICO is higher than guideline minimum FICO of 788 > 720 minimum required; DTI is lower than guideline maximum DTI of 34.92% < maximum of 43%
ab123262-6174-499b-a7e9-39bb90803696
394509173	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Lender provided a cure for $XXX.XX on final CD for increase of closing costs above legal limit.				Non-material per XXXX guidance. Loan will be rated a B.
 Reserves are higher than guideline minimum 40 months reserves of $XXX,XXX > 6 month required; FICO is higher than guideline minimum FICO of 788 > 720 minimum required; DTI is lower than guideline maximum DTI of 34.92% < maximum of 43%
ab123262-6174-499b-a7e9-39bb90803696
394509173	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 Reserves are higher than guideline minimum 40 months reserves of $XXX,XXX > 6 month required; FICO is higher than guideline minimum FICO of 788 > 720 minimum required; DTI is lower than guideline maximum DTI of 34.92% < maximum of 43%
ab123262-6174-499b-a7e9-39bb90803696
395452448	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				exception is deemed non-material with a final rating of a B.			3036fafa-ef96-4460-aaf5-534cd39ba494
395452448	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A flood cert fee was not reflected in Section B of the Closing Disclosure despite evidence of a flood cert in the file. The flood cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  SFIG a B.
																	exception is deemed non-material with a final rating of a B.			3036fafa-ef96-4460-aaf5-534cd39ba494
395452448	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.			3036fafa-ef96-4460-aaf5-534cd39ba494
396153611	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.	02/08/2018: Evidence of post inspection date
2/23/18:  Updated FEMA Program Selection.  Inspection not required.02/08/2018: Lender provide a 442 completion certificate dated XX/XX/XXXX and provided a property report card dated XX/XX/XXXX; however, the incident date was XX/XX/XXXX.  Exception remains.
f752df37-aac1-4002-8958-551b8119d018
396153611	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the broker and lender				01/23/2018: This finding is not material. Loan will be graded B for all agencies			f752df37-aac1-4002-8958-551b8119d018
396153611	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	Non-material per SFIG guidance. Loan will be rated a B.			f752df37-aac1-4002-8958-551b8119d018
396153611	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX.XX with no resulting COC for any subsequent disclosures. The final CD dated reflects a Credit Report fee of $XX.XX resulting in a $XX.XX refund due for cure. Cure provided per lender credit on final CD.
																	01/23/2018: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded B for all agencies			f752df37-aac1-4002-8958-551b8119d018
396153611	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $X,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $X,XXX. Cure provided on post consummation CD.
																	01/23/2018: Post Consummation provides a cure. Loan will be graded B for all agencies			f752df37-aac1-4002-8958-551b8119d018
396153611	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
Initial Loan Estimate in the file is model form for a purchase transaction; however, all subsequent Loan Estimates and the Closing Disclosures are model form for refinance. Forms are required to be consistent. Transaction is a refinance and initial Loan Estimate should have been disclosed using refinance model form.
																	Non-material per SFIG guidance. Loan will be rated a B.			f752df37-aac1-4002-8958-551b8119d018
396153611	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			f752df37-aac1-4002-8958-551b8119d018
396792013	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																	Non-material per XXXX guidance. Loan will be rated a B.			1dbb3866-ff47-4f4f-9840-57f794d2c4b7
396792013	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			1dbb3866-ff47-4f4f-9840-57f794d2c4b7
400762117	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.				1/19/2018 - Finding deemed non-material and will be rated a B.			f99d2224-25ab-4513-9752-59d7adb1e34e
400762117	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to X% variance.  LE dated XX/XX/XXXX reflects Points of $X.XX with no resulting COC for any subsequent disclosures.  Final CD reflects Points of $XXXX.XX for a variance/refund required of $XXXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														01/30/2018: COC			01/31/2018: The COC was provided. After further review, exception cleared.			f99d2224-25ab-4513-9752-59d7adb1e34e
400762117	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – Third party valuation tool missing from file, due diligence firm will order.	02/08/2018L CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.			f99d2224-25ab-4513-9752-59d7adb1e34e
401196074	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated Business Disclosure.				01/26/2018: Exception is deemed non-material with a final rating of a B			f3498700-55fb-4aa8-95f5-5b4a40d08a6f
401196074	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The CD dated XX/XX/XXXX reflects an appraisal fee of $XXX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	01/26/2018: Post closing CD in file reflects lender refund of $XXX.XX. Condition cured post close			f3498700-55fb-4aa8-95f5-5b4a40d08a6f
401196074	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing seller’s Closing Disclosure	Missing seller's Closing Disclosure.				Non-material per XXXX guidance. Loan will be rated a B.			f3498700-55fb-4aa8-95f5-5b4a40d08a6f
401196074	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report or AVM has not been provided.				02/12/2018: CDA Received, supports appraised value. Exception cleared.			f3498700-55fb-4aa8-95f5-5b4a40d08a6f
401990032	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment
The Lender's guidelines and Appendix Q require verification of the Borrowers' two-employment history. The loan file does not contain verification of the Borrower's previous employment nor any verification of the Co-Borrower's employment. The loan cannot be classified as a Qualified Mortgage.
														XX/XX/XXXX: VVOE			03/01/2018: Lender provided VVOE for both borrowers and all employers. Exception cleared.
 Reserves are higher than guideline minimum Required reserves are 6 months and there are 7 months in reserves.; FICO is higher than guideline minimum FICO score of 721 is higher than guideline minimum of 700; Years in Field Borrower has been in his field for 16 years.
b77dcefc-f818-450e-ba81-61accdbfd5c5
401990032	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				2/9/18 - Finding is not material and will be graded B for all agencies.
 Reserves are higher than guideline minimum Required reserves are 6 months and there are 7 months in reserves.; FICO is higher than guideline minimum FICO score of 721 is higher than guideline minimum of 700; Years in Field Borrower has been in his field for 16 years.
b77dcefc-f818-450e-ba81-61accdbfd5c5
401990032	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage
The loan file is missing verification of the Borrower's previous employment and of the Co-Borrower's current and previous employment to cover a two year period. The loan cannot be classified as a Qualified Mortgage.
														XX/XX/XXXX: Current VVOE upload VOE's. VOE was completed on XX/XX/XXXX and reverified on XX/XX/XXXX. Note date XX/XX/XXXX			03/01/2018: After further review, exception cleared.
 Reserves are higher than guideline minimum Required reserves are 6 months and there are 7 months in reserves.; FICO is higher than guideline minimum FICO score of 721 is higher than guideline minimum of 700; Years in Field Borrower has been in his field for 16 years.
b77dcefc-f818-450e-ba81-61accdbfd5c5
401990032	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
2/9/18 - Finding is not material under XXXX. Loan will be graded B for all agencies.
 Reserves are higher than guideline minimum Required reserves are 6 months and there are 7 months in reserves.; FICO is higher than guideline minimum FICO score of 721 is higher than guideline minimum of 700; Years in Field Borrower has been in his field for 16 years.
b77dcefc-f818-450e-ba81-61accdbfd5c5
401990032	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final CD does not reflect an itemization of Recording Fees in Section E.				2/9/18 - Finding is not material under XXXX. Loan will be graded B for all agencies.
 Reserves are higher than guideline minimum Required reserves are 6 months and there are 7 months in reserves.; FICO is higher than guideline minimum FICO score of 721 is higher than guideline minimum of 700; Years in Field Borrower has been in his field for 16 years.
b77dcefc-f818-450e-ba81-61accdbfd5c5
401990032	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file				02/27/2018: CDA Received, supports appraised value.”
 Reserves are higher than guideline minimum Required reserves are 6 months and there are 7 months in reserves.; FICO is higher than guideline minimum FICO score of 721 is higher than guideline minimum of 700; Years in Field Borrower has been in his field for 16 years.
b77dcefc-f818-450e-ba81-61accdbfd5c5
402941816	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/19/2018: Exception is deemed non-material with a final rating of a B.			d87e56b5-94b5-42f7-bf5d-65e0a4014cdc
402941816	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.			d87e56b5-94b5-42f7-bf5d-65e0a4014cdc
403221679	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	The P&L and balance sheet for business XX in the file is not executed by the XXXXXXXX, previous months P&L was signed. This is required to qualify for QM.	02/13/2018: P&L and Balance Sheet			02/14/2018: Upon further review, exception cleared.
 FICO is higher than guideline minimum UW Guides minimum FICO is 720, loan qualified with FICO of 781.; Years Self Employed Co-Borrower self employed for 30 years.; Years on Job Borrower on job 10 years.
aa4d96c3-9dc1-4af8-8518-664aa043b65d
403221679	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a XXXX declared disaster area. Inspection post incident date not provided.				2/23/18: Updated XXXX Program Selection. Inspection not required.
 FICO is higher than guideline minimum UW Guides minimum FICO is 720, loan qualified with FICO of 781.; Years Self Employed Co-Borrower self employed for 30 years.; Years on Job Borrower on job 10 years.
aa4d96c3-9dc1-4af8-8518-664aa043b65d
404620468	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/22/2018 - Finding is deemed non-material and graded B for all agencies.			5d3b70f8-8d6d-4f4c-b902-667ff2ec614d
404620468	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.			5d3b70f8-8d6d-4f4c-b902-667ff2ec614d
404927821	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/22/2018: Exception is deemed non-material with a final rating of a B.			55944f77-4f80-45e6-91dd-68de9f28d2b9
404927821	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	01/22/2018: Exception is deemed non-material with a final rating of a B.			55944f77-4f80-45e6-91dd-68de9f28d2b9
404927821	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file. No Cure.				01/22/2018: Exception is deemed non-material with a final rating of a B.			55944f77-4f80-45e6-91dd-68de9f28d2b9
404927821	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order				02/09/2018: CDA Received, supports appraised value. Exception cleared.			55944f77-4f80-45e6-91dd-68de9f28d2b9
405616130	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided.	02/14/2018: Both borrowers are W2 wage earners, we don’t require tax returns.			02/20/2018: Upon further review, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.99%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 810; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  15 months reserves
5eee12bf-3274-4e93-a523-6c646c831ec3
405616130	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	02/14/2018: Both borrowers are W2 wage earners, we don’t require tax returns.			02/20/2018: Upon further review, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.99%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 810; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  15 months reserves
5eee12bf-3274-4e93-a523-6c646c831ec3
405616130	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	File is missing executed income tax returns.				02/20/2018: Upon further review, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.99%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 810; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  15 months reserves
5eee12bf-3274-4e93-a523-6c646c831ec3
405616130	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A flood certification fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certification in file. The flood certification should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a LOE and confirmation to borrower.
01/25/2018 - This finding is deemed non material and rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.99%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 810; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  15 months reserves
5eee12bf-3274-4e93-a523-6c646c831ec3
405616130	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.99%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 810; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  15 months reserves
5eee12bf-3274-4e93-a523-6c646c831ec3
407645295	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.				1/18/2018: Finding is deemed non-material and will have a rating of a B.			acc517b3-2724-45f4-b345-73ef763ca615
407645295	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			acc517b3-2724-45f4-b345-73ef763ca615
415981816	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
Based upon amounts disclosed in Sections A & B of the final Closing Disclosure, it appears that dual compensation is taking place. Section 12 CFR 226.36(d)(2) states that if any loan originator receives compensation directly from a consumer in a consumer credit transaction secured by a dwelling, no loan originator shall receive compensation, directly or indirectly, from any other person other than the consumer in connection with the transaction. Provide evidence the credit report and appraisal were not paid directly to the broker as reflected on the final Closing Disclosure. Additional conditions may apply upon receipt.
XX/XX/XXXX: Credit report invoice. Please note broker gets a monthly bill, but the loan in question is outlined. XX/XX/XXXX: Appraisal invoice paid by broker. Pending credit report invoice.
03/03/2018: Lender provided Credit Report invoice indicating that the mortgage broker was not paid for the service, but was reimbursed, exception cleared.03/01/2018: Lender provided appraisal invoice indicating full appraisal fee was paid to appraisal company and not the Mortgage Broker, exception partially cleared but remains active pending receipt of Credit Report Invoice.
0d763e46-c94c-455c-a5e1-75a3eb1acf8d
415981816	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Broker and Lender.				02/26/2018: This finding is not material. Loan will be graded B for all agencies			0d763e46-c94c-455c-a5e1-75a3eb1acf8d
415981816	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	02/26/2018: This finding is not material under XXXX. Loan will be graded B for all agencies			0d763e46-c94c-455c-a5e1-75a3eb1acf8d
415981816	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $XX,XXXX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX.
																	02/26/2018: This finding is not material under XXXX. Loan will be graded B for all agencies			0d763e46-c94c-455c-a5e1-75a3eb1acf8d
415981816	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure does not list number of months for which Homeowners Association Dues were prepaid in Section F. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
																	02/26/2018: This finding is not material under XXXX. Loan will be graded B for all agencies			0d763e46-c94c-455c-a5e1-75a3eb1acf8d
415981816	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/27/2018: CDA Received, supports appraised value.			0d763e46-c94c-455c-a5e1-75a3eb1acf8d
417355331	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The insurance binder in the file reflects dwelling coverage of $XXX,XXX; however, the loan amount is $XXX,XXX.XX, resulting in a $XXX,XXX.XX shortfall. The loan file does not contain a replacement cost estimator from the insurer.
01/23/2018: Hazard Insurance indicates 100% replacement cost coverage which means property is insured to value.01/30/2018: Please see attached cost estimator
01/23/2018:  It is acknowledged that the binder reflects 100% replacement cost; however, 100% Replacement Cost is not acceptable if the coverage is less than the loan amount. Guaranteed Replacement Cost and 100% Replacement Cost are not the same. Exception remains.02/01/2018: Lender provided cost estimator which reflects reconstruction cost as $XXX,XXX.XX.  The insurance coverage of $XXX,XXX.XX is sufficient coverage.  Exception cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.76%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 104.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788
66833aa4-afbf-40fa-9b78-7618a986d43e
417355331	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing AUS results	The Lender's guidelines require a DU Approve/Ineligible be provided in the file.	01/23/2018: XXX is attached for review.			01/30/2018: AUS provided. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.76%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 104.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788
66833aa4-afbf-40fa-9b78-7618a986d43e
417355331	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/17/2018: This finding is deemed non-material and will be graded B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.76%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 104.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788
66833aa4-afbf-40fa-9b78-7618a986d43e
417355331	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender included HOA dues of $XX.XX. There is no evidence that HOA dues were collected for the subject property.  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
01/17/2018: This finding is deemed non-material and will be graded B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.76%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 104.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788
66833aa4-afbf-40fa-9b78-7618a986d43e
417355331	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.76%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 104.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788
66833aa4-afbf-40fa-9b78-7618a986d43e
417594670	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/17/2018 This finding is deemed non-material and rated a B.			3a892302-2225-4653-a625-76c30f603122
417594670	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B - The final Closing Disclosure does not reflect a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
																	01/17/2018 This finding is deemed non-material and rated a B.			3a892302-2225-4653-a625-76c30f603122
417594670	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			3a892302-2225-4653-a625-76c30f603122
417797652	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance policy in file reflects dwelling coverage of $XXX,XXX plus replacement cost of $XXX,XXX (XXX%) = $XXX,XXX total coverage; subject loan amount is $XXX,XXX which creates a shortfall of $XXX,XXX. Insurance company to provide a Cost Estimator.
														01/23/2018: Cost Estimator Attached			01/23/2018: The Cost Estimator was provided reflecting a reconstruction cost of $XXX,XXX.XX. Finding cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.55%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772
4cbc55a5-1d37-4696-b99e-7a38f4279dfe
417797652	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.				1/18/2018: Finding is deemed non-material and will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.55%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772
4cbc55a5-1d37-4696-b99e-7a38f4279dfe
417797652	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/27/2018: CDA Received, supports appraised value.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.55%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772
4cbc55a5-1d37-4696-b99e-7a38f4279dfe
418112944	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing the Lender's Affiliated Business Disclosure.				Exception is deemed non-material with a final rating of B.			ef8026ab-014d-4fed-89ce-8458d0a97877
418112944	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet.				Exception is deemed non-material with a final rating of B.			ef8026ab-014d-4fed-89ce-8458d0a97877
418112944	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																	Exception is deemed non-material with a final rating of B.			ef8026ab-014d-4fed-89ce-8458d0a97877
418112944	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The last LE dated  reflects and Appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD dated reflects and Appraisal fee of $XXX resulting in a $XX refund due for cure. Final CD reflects cure of $XX.XX  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	02/15/2018: After further review, exception cleared. 01/17/2018: Exception is deemed non-material with a final rating of B.			ef8026ab-014d-4fed-89ce-8458d0a97877
418112944	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Survey fee on the final CD is $XXX.  Initial and final LE do not list a Survey fee This fee is in a X% tolerance section. Lender tolerance cure of $XXX is required.  Section J reflects $X.XX tolerance cure that is insufficient.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														02/14/2018: Please see attached Check, LOX, and Closing Disclosure. :) Attached			02/15/2018: A corrective CD, evidence of refund to the Borrower, letter of explanation, and proof of delivery were provided. Exception downgraded.			ef8026ab-014d-4fed-89ce-8458d0a97877
418112944	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)
The final Closing Disclosure reflects Cash to Close on page 1 as $XXX,XXX.XX vs Cash to Close on Page 3 as XXX,XXX.XX in the Summaries of Transaction section for a difference $XXX.XX.  This was corrected on post close CD.
																	Exception is deemed non-material with a final rating of B.			ef8026ab-014d-4fed-89ce-8458d0a97877
418112944	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
Prepaids section of the final Closing Disclosure  does not list number of months Property Taxes and Homeowners Associations Dues were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   This was corrected on post close CD.
																	Exception is deemed non-material with a final rating of B.			ef8026ab-014d-4fed-89ce-8458d0a97877
418112944	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided in the file.				02/12/2018: CDA Received, supports appraised value. Exception cleared.			ef8026ab-014d-4fed-89ce-8458d0a97877
419056867	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing appraisal	Lender's guidelines require LD Appraisal Department Desk Review on loans > $X,XXX,XXX. LD Desk Review not provided in the file.	02/27/2018: GAR Report			03/02/2018 Lender accepted GAR report to validate value. Exception rating a B. 02/28/2018: Lender provided Collateral DNA report. LD appraisal review is required. Exception remains.
 FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 93.90 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies over 99 months payment history with no late payments reported
c9a47069-888b-46db-8d04-86f95601bdac
419056867	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property
Evidence of insurance and taxes for property #2 on the final application not provided. No determination ca Be made whether Insurance and Taxes are included in the monthly payment as a mortgage statement was not provided either.
														02/22/2018: Evidence of taxes/insurance on property #2			02/23/2018: Lender provided copy of mortgage statement that reflects escrows for taxes and insurance are included. Exception cleared.
 FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 93.90 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies over 99 months payment history with no late payments reported
c9a47069-888b-46db-8d04-86f95601bdac
419056867	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.				02/15/2018 - Finding is not material and will be graded B for all agencies.
 FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 93.90 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies over 99 months payment history with no late payments reported
c9a47069-888b-46db-8d04-86f95601bdac
419056867	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The Loan Estimate reflected a Title - Sub Escrow Fee of $XX.XX, with no resulting COC for subsequent disclosures. The final CD reflects a Title - Sub Escrow Fee of $XX.XX (paid to an affiliate) resulting in a $X.XX refund due to cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														02/28/2018: Tolerance Cure			02/28/2018: Lender provided Mailing label, Letter, corrected CD, copy of check. Exception cleared.
 FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 93.90 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies over 99 months payment history with no late payments reported
c9a47069-888b-46db-8d04-86f95601bdac
419056867	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/26/2018: CDA Received, supports appraised value.
 FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 93.90 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies over 99 months payment history with no late payments reported
c9a47069-888b-46db-8d04-86f95601bdac
419056867	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.
 FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 93.90 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies over 99 months payment history with no late payments reported
c9a47069-888b-46db-8d04-86f95601bdac
419416285	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Appraisal date cannot be more than 90 days before the note date		02/16/2018: Hello - please re-review the guides. Appraisal should be dated within 120 days of closing and it is. Thanks!			02/20/2018: Upon further review, exception cleared.	Reserves are higher than guideline minimum Reserves of 69.80 > 2 required; Years on Job Coborrower has 31 years on same job; Full Documentation Full documentation Loan		a9096dbd-3fc3-4327-b46b-885ddaf0e101
419416285	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure signed within 3 days of application.				Non-material per XXXX guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum Reserves of 69.80 > 2 required; Years on Job Coborrower has 31 years on same job; Full Documentation Full documentation Loan		a9096dbd-3fc3-4327-b46b-885ddaf0e101
419416285	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided				03/13/2018: CDA Received, supports appraised value.	Reserves are higher than guideline minimum Reserves of 69.80 > 2 required; Years on Job Coborrower has 31 years on same job; Full Documentation Full documentation Loan		a9096dbd-3fc3-4327-b46b-885ddaf0e101
420150380	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	General Credit Exception	Missing lender of record application date.	02/12/2018: Please see attached LOX for your review. 01/29/2018: Please see attached Initial 1003			02/13/2018: Upon further review, exception cleared.01/30/2018: Lender provided broker application, however documentation showing when the Lender received the file is required. Exception remains.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; Full Documentation Full Documentation Loan
4e3af069-d73c-4017-975f-89699b725661
420150380	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A flood certification fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certification in file. The flood certification should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and letter of explanation to the Borrower.
01/25/2018 - This finding is deemed non material and rated B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; Full Documentation Full Documentation Loan
4e3af069-d73c-4017-975f-89699b725661
420150380	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; Full Documentation Full Documentation Loan
4e3af069-d73c-4017-975f-89699b725661
421310871	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Title-Lenders Title Insurance fee of $X,XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Title-Lenders Title Insurance fee of $X,XXX.XX resulting in a $X,XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	1/22/2018: Exception is deemed material with a final rating of a B.			ae3934f6-bc0e-4f9b-9ef8-8b2cac260867
421310871	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXX.XX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $X,XXX.XX resulting in a variance of $X,XXX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	1/22/2018: Exception is deemed material with a final rating of a B.			ae3934f6-bc0e-4f9b-9ef8-8b2cac260867
421310871	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file				02/12/2018: CDA Received, supports appraised value. Exception cleared.			ae3934f6-bc0e-4f9b-9ef8-8b2cac260867
422208035	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the broker and lender.				01/22/2018: This finding is not material. Loan will be graded B for all agencies			2c44b1ea-68c8-45f5-9f8b-8bc5cb03ad6b
422208035	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	01/22/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			2c44b1ea-68c8-45f5-9f8b-8bc5cb03ad6b
422208035	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates Closing Costs Financed $X,XXX.XX. The correct amount should be X,XXX.XX.				01/22/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			2c44b1ea-68c8-45f5-9f8b-8bc5cb03ad6b
422208035	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			2c44b1ea-68c8-45f5-9f8b-8bc5cb03ad6b
422702463	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
Missing Schedules K-1 for Business listed on XXXX 1040 Schedule E Line 28A, Missing copy of Lease Agreement for REO property number 2, Missing Schedules K-1 for Business listed on XXXX 1040 Schedule E Line 28 Line 6.
														02/08/2018: XXXX K1 for XXXXXX XXXXXX XX Property 01/30/2018: Lease agreements and K1 attached w/ XXXX tax extension .			02/09/2018: Lender provided XXXX K1 for business listed on Schedule E. Exception cleared.02/02/2018: Lease Agreements provided, XXXX K-1 for Business listed on XXXX 1040 Schedule E Line 28A provided.
 LTV is lower than guideline maximum Guidelines LTV  is 90%, Loan qualified at 43.75%; DTI is lower than guideline maximum UW Guidelines DTI is 43%, Loan qualified with DTI of 39%; Reserves are higher than guideline minimum Guidelines required 6 months Reserves, Borrower has over 57 months
948792d8-e79e-4cca-b336-8c9cb576b9b6
422702463	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing rate lock verification	Missing evidence of date the rate was locked	01/30/2018: Rate lock sheet			02/02/2018: Rate lock date provided, exception cleared.
 LTV is lower than guideline maximum Guidelines LTV  is 90%, Loan qualified at 43.75%; DTI is lower than guideline maximum UW Guidelines DTI is 43%, Loan qualified with DTI of 39%; Reserves are higher than guideline minimum Guidelines required 6 months Reserves, Borrower has over 57 months
948792d8-e79e-4cca-b336-8c9cb576b9b6
422702463	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	The lender's guidelines require a signed 4506-T at or before closing. Executed 4506-T at or before closing for Co-Borrower not provided.	01/30/2018: 4506 attached			02/02/2018: Signed 4506-T for co-borrower provided, exception cleared.
 LTV is lower than guideline maximum Guidelines LTV  is 90%, Loan qualified at 43.75%; DTI is lower than guideline maximum UW Guidelines DTI is 43%, Loan qualified with DTI of 39%; Reserves are higher than guideline minimum Guidelines required 6 months Reserves, Borrower has over 57 months
948792d8-e79e-4cca-b336-8c9cb576b9b6
422702463	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				This exception is deemed non-material.
 LTV is lower than guideline maximum Guidelines LTV  is 90%, Loan qualified at 43.75%; DTI is lower than guideline maximum UW Guidelines DTI is 43%, Loan qualified with DTI of 39%; Reserves are higher than guideline minimum Guidelines required 6 months Reserves, Borrower has over 57 months
948792d8-e79e-4cca-b336-8c9cb576b9b6
422702463	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The title-Notary Fee is reflected in section B of the final Closing Disclosure dated XX/XX/XXXX The borrower shopped for their own Title-Notary and did not use the provider on the WLSP. The title service provider Notary Fee should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
This exception is deemed non-material with a final rating of a B
 LTV is lower than guideline maximum Guidelines LTV  is 90%, Loan qualified at 43.75%; DTI is lower than guideline maximum UW Guidelines DTI is 43%, Loan qualified with DTI of 39%; Reserves are higher than guideline minimum Guidelines required 6 months Reserves, Borrower has over 57 months
948792d8-e79e-4cca-b336-8c9cb576b9b6
422702463	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure dated XX/XX/XXXX reflects the Finance Charge as $XXXXXX.XX vs. actual Finance Charge of $ XXXXXX.XX An under disclosure of $XX which exceeds the $XX allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
02/28/2018: PCCD, Check, LOE and Tracking
03/01/2018: Lender provided corrected CD, copy of refund check, letter of explanation and proof of delivery to borrower.  Exception cleared.03/01/2018: Lender provided corrective CD, copy of refund check to borrower, letter of explanation, proof of rescission period being re-opened. Require evidence that the refund check was sent to the borrowers. Exception remains.

 LTV is lower than guideline maximum Guidelines LTV  is 90%, Loan qualified at 43.75%; DTI is lower than guideline maximum UW Guidelines DTI is 43%, Loan qualified with DTI of 39%; Reserves are higher than guideline minimum Guidelines required 6 months Reserves, Borrower has over 57 months
948792d8-e79e-4cca-b336-8c9cb576b9b6
422702463	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Rescindable Transactions. The Closing Disclosure dated XX/XX/XXXX reflects an Amount Financed of $XXXXXX.XX  vs. actual $ XXXXXX.XX an over disclosure of $XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
01/22/2018: This exception is deemed non-material with a final rating of a B
 LTV is lower than guideline maximum Guidelines LTV  is 90%, Loan qualified at 43.75%; DTI is lower than guideline maximum UW Guidelines DTI is 43%, Loan qualified with DTI of 39%; Reserves are higher than guideline minimum Guidelines required 6 months Reserves, Borrower has over 57 months
948792d8-e79e-4cca-b336-8c9cb576b9b6
422702463	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing E Consent Disclosure	Missing E-Consent Disclosure for both borrowers.				This exception is deemed non-material with a final rating of a B
 LTV is lower than guideline maximum Guidelines LTV  is 90%, Loan qualified at 43.75%; DTI is lower than guideline maximum UW Guidelines DTI is 43%, Loan qualified with DTI of 39%; Reserves are higher than guideline minimum Guidelines required 6 months Reserves, Borrower has over 57 months
948792d8-e79e-4cca-b336-8c9cb576b9b6
422702463	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 LTV is lower than guideline maximum Guidelines LTV  is 90%, Loan qualified at 43.75%; DTI is lower than guideline maximum UW Guidelines DTI is 43%, Loan qualified with DTI of 39%; Reserves are higher than guideline minimum Guidelines required 6 months Reserves, Borrower has over 57 months
948792d8-e79e-4cca-b336-8c9cb576b9b6
423317496	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/12/2018: CDA Received, supports appraised value. Exception cleared.			9ecb6bea-0b4f-4734-85be-8e4f9e6a5d5e
424052994	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	Missing copy of borrowers XXXXXXXX XXXXXXX for XXXXXXXX reflected on final loan application. Copy of XXXXXXXX XXXXXXX required in order for loan to be classified as Qualified Mortgage.	02/05/2018: Business License			02/05/2018: Lender provided XXXXXXXX XXXXXXX. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.45%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793
38c806cd-3358-4a27-9278-9096bc16af9b
424052994	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section X. Prepaids section of the final Closing Disclosure does not list number of months Property Taxes and HOA Dues were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed XX and letter of explanation.
1/23/2018: Finding deemed non-material and will be rated a B for agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.45%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793
38c806cd-3358-4a27-9278-9096bc16af9b
424052994	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/09/2018: XXX Received, supports appraised value. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.45%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793
38c806cd-3358-4a27-9278-9096bc16af9b
424378250	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE	Lender guidelines require a letter of explanation for living rent free no mortgage or rental payment history ca Be obtained	02/09/2018: loe			02/12/2018: Lender provided a letter of explanation for living rent free. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.70 months reserves; Years on Job Borrower has 5 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750
18302833-0b1d-4bbb-910b-914c1cb086e6
424378250	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated Business Disclosure.				01/26/2018: This finding is deemed non-material and rated a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.70 months reserves; Years on Job Borrower has 5 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750
18302833-0b1d-4bbb-910b-914c1cb086e6
424378250	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing the Special Information Booklet/Home Loan Toolkit				01/26/2018: This finding is deemed non-material and rated a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.70 months reserves; Years on Job Borrower has 5 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750
18302833-0b1d-4bbb-910b-914c1cb086e6
424378250	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report or AVM has not been provided.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 26.70 months reserves; Years on Job Borrower has 5 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750
18302833-0b1d-4bbb-910b-914c1cb086e6
424575611	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/18/2018: Exception is deemed non-material with a final rating of a B.			c2dc1fd0-9cc4-41de-a918-917f409fbf37
424575611	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			c2dc1fd0-9cc4-41de-a918-917f409fbf37
425099949	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX.XX Appraisal Report Fee resulting in a $XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	02/22/2018: Sufficient cure provided. Finding deemed on-material and rated a B.			e739bec8-a709-42d1-aff2-96b62ec8df61
425099949	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as $XXX.XX and on the final CD as $XXX.XX, exceeding the allowable 10% tolerance.  A tolerance cure of $XX.XX is required. No evidence of tolerance cure provided in file.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	02/22/2018: Sufficient cure provided. Finding deemed on-material and rated a B.			e739bec8-a709-42d1-aff2-96b62ec8df61
425099949	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.			e739bec8-a709-42d1-aff2-96b62ec8df61
425099949	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property in Disaster Area – Property located in a FEMA declared disaster area. Inspection post incident date was not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.			e739bec8-a709-42d1-aff2-96b62ec8df61
425583402	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/17/2018: This finding is not material. Loan will be graded B for all agencies			817c3621-7704-41c7-852e-98dbafbb5d77
425583402	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018L CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.			817c3621-7704-41c7-852e-98dbafbb5d77
427448032	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/18/2018: This finding is not material. Loan will be graded B for all agencies			b9cf0b08-c96a-480c-af65-9ccfc0fd1f96
427448032	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018L CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.			b9cf0b08-c96a-480c-af65-9ccfc0fd1f96
428147925	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title	The preliminary title report does not disclose the Lender and/or the amount of insurance.	01/31/2018: will you accept the final title policy?			02/01/2018: Lender provided title policy. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.65%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 19 months reserves
0d4aba76-b5b5-4a23-af7b-9f9e10a910eb
428147925	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Purchase Contract	A copy of the purchase contract was not provided, only the addendum disclosing the transfer taxes was provided.	01/31/2018: contract			02/01/2018: Upon further review, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.65%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 19 months reserves
0d4aba76-b5b5-4a23-af7b-9f9e10a910eb
428147925	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing a copy of the Affiliated Business Disclosure.				01/24/218: Exception is deemed non-material with a final rating of a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.65%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 19 months reserves
0d4aba76-b5b5-4a23-af7b-9f9e10a910eb
428147925	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an Appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The CD reflects an Appraisal Fee of $XXX resulting in a $XXX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
Lender issued $XXX credit at close to cure the legal limit overage. Exception is deemed non-material with a final rating of a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.65%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 19 months reserves
0d4aba76-b5b5-4a23-af7b-9f9e10a910eb
428147925	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/10/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.65%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 19 months reserves
0d4aba76-b5b5-4a23-af7b-9f9e10a910eb
428508937	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				This finding is deemed non-material and rated B.			13dde58b-2ed8-4b71-8751-a0c6d5300a36
428508937	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order				02/09/2018: CDA Received, supports appraised value. Exception cleared.			13dde58b-2ed8-4b71-8751-a0c6d5300a36
429768964	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			b258eec8-f3d4-46bd-bd9e-a1e40763882e
429768964	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX.				“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			b258eec8-f3d4-46bd-bd9e-a1e40763882e
429768964	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure.  All Loan costs associated with the transaction must be listed in a table under the heading of "loan costs".  The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																	“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			b258eec8-f3d4-46bd-bd9e-a1e40763882e
429768964	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			b258eec8-f3d4-46bd-bd9e-a1e40763882e
431850033	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure does not reflect the number of months for HOA dues were prepaid in Section F.				01/23/2018 - Finding is deemed non-material and graded B for all agencies.			5ea81b55-8012-449e-95c5-a2753130f66c
431850033	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.			5ea81b55-8012-449e-95c5-a2753130f66c
432291121	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	The Lender's guidelines require an executed 4506-T at application and/or at closing. 4506-T signed at application or at closing for the Co-Borrowers self-employed business not provided.	02/19/2018: Attached find the 4506T for business. Thanks.			02/20/2018: Lender provided copy of 4506T for business. Exception cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 72.70%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.96%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.20 months reserves; Years Self Employed Co-Borrower has 10.72 years Self Employed ff4a93df-c06b-43e3-94ab-a2758da074ea
432291121	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				2/2/2018: exception is deemed non-material
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 72.70%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.96%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.20 months reserves; Years Self Employed Co-Borrower has 10.72 years Self Employed ff4a93df-c06b-43e3-94ab-a2758da074ea
432291121	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	02/09/2018: Attached please find the initial rate lock agreement. Thanks.			02/12/2018: Lender provided rate lock agreement. Exception cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 72.70%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.96%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.20 months reserves; Years Self Employed Co-Borrower has 10.72 years Self Employed ff4a93df-c06b-43e3-94ab-a2758da074ea
432291121	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CD received			02/09/2018: CDA Received, supports appraised value, exception cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 72.70%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.96%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.20 months reserves; Years Self Employed Co-Borrower has 10.72 years Self Employed ff4a93df-c06b-43e3-94ab-a2758da074ea
432501229	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender and Broker.				02/26/2018 - Finding is deemed non-material and will be graded B for all agencies.			b7f882b8-e6e4-49cd-8b19-a3ac9637cb71
432501229	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final CD does not disclose an itemization of Recording fees in Section E. Provide corrected CD and letter of explanation to the Borrower.				02/26/2018 - Finding is deemed non-material under SFIG. Loan will be graded B for all agencies.			b7f882b8-e6e4-49cd-8b19-a3ac9637cb71
432501229	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure lists the incorrect number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
																	02/26/2018 - Finding is deemed non-material under SFIG. Loan will be graded B for all agencies.			b7f882b8-e6e4-49cd-8b19-a3ac9637cb71
432501229	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/27/2018: CDA Received, supports appraisal value.			b7f882b8-e6e4-49cd-8b19-a3ac9637cb71
433353261	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided.	02/08/2018: Condition			02/09/2019: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.94%
88e5abe3-ecbc-41ad-ac0a-a63131c345d4
433353261	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.				02/09/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.94%
88e5abe3-ecbc-41ad-ac0a-a63131c345d4
433353261	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The file is missing the Affiliated Business Disclosure				01/17/2018: This finding is non material. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.94%
88e5abe3-ecbc-41ad-ac0a-a63131c345d4
433353261	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	02/08/2018: CDA Received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 79.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.94%
88e5abe3-ecbc-41ad-ac0a-a63131c345d4
434891523	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/24/2018: This finding is deemed non-material and rated a B for all agencies			5885db66-3e8e-4397-97f3-a70c54a12cc6
434891523	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/12/2018: CDA Received, supports appraised value. Exception cleared.			5885db66-3e8e-4397-97f3-a70c54a12cc6
435198043	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for borrower.	01/30/2018: LOE
02/01/2018: Lender provided an LOE reflecting no job gap due to borrower starting new job within 60 days of closing, which was acceptable per guidelines.  Employment letter was in the file for new employment reflecting borrower's start date with in 60 days of closing.  Exception Cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.22%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9 months reserves
1159f8ca-c02f-4f62-b8fe-a993258c55e2
435198043	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE	Missing Borrower LOE on more than 30 day job gap between current and former employer.	01/30/2018: no gap
02/01/2018: Lender provided an LOE reflecting no job gap due to borrower starting new job within 60 days of closing, which was acceptable per guidelines.  Employment letter was in the file for new employment reflecting borrower's start date with in 60 days of closing.  Exception Cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.22%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9 months reserves
1159f8ca-c02f-4f62-b8fe-a993258c55e2
435198043	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				“Non-material per SFIG guidance, loan will be graded a B for all agencies”.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.22%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9 months reserves
1159f8ca-c02f-4f62-b8fe-a993258c55e2
435198043	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018L CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.22%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9 months reserves
1159f8ca-c02f-4f62-b8fe-a993258c55e2
436269541	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order				02/12/2018: XXX Received, supports appraised value. Exception cleared.			dfed6efc-9a90-48d0-913b-a9adddd4c84d
436589337	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The flood certification XX is not reflected in section X of the final Closing Disclosure. Provide corrected XX and letter of explanation to the Borrower.				Non-material per XXXX guidance, loan will be graded a B for all agencies.			52afe0f9-2167-4c40-a715-aad31a780914
436589337	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/12/2018: XXX Received, supports appraised value. Exception cleared.			52afe0f9-2167-4c40-a715-aad31a780914
440687742	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the broker and lender				01/26/2018: This finding is not material. Loan will be graded B for all agencies			0fe92be3-c20e-4ff1-a1b8-b002d9f35635
440687742	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	01/26/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			0fe92be3-c20e-4ff1-a1b8-b002d9f35635
440687742	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD reflects incorrect data under the Closing Information section for the field titled Closing Date.				01/26/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			0fe92be3-c20e-4ff1-a1b8-b002d9f35635
440687742	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $XX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of XX,XXX. Cure provided on post consummation CD.
																	01/26/2018: Post Consummation provides a cure. Loan will be graded B for all agencies			0fe92be3-c20e-4ff1-a1b8-b002d9f35635
440687742	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			0fe92be3-c20e-4ff1-a1b8-b002d9f35635
441971144	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/16/2018: This finding is deemed non-material and graded B for all agencies.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 10.80 months reserves; DTI is lower than guideline maximum UW guide maximum DTI of 43.00%, loan qualified with DTI of 32.50%; Years in Field Borrower has 36 years in field
92ef43ba-2328-447d-b094-b40a8357360d
441971144	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 10.80 months reserves; DTI is lower than guideline maximum UW guide maximum DTI of 43.00%, loan qualified with DTI of 32.50%; Years in Field Borrower has 36 years in field
92ef43ba-2328-447d-b094-b40a8357360d
442239709	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing appraisal
The Lender's guidelines require an LD Appraisal Department desk review. The loan file contains a third party desk review; however, one performed by the LD Appraisal Department is missing from the loan file.
02/27/2018: desk review uploaded again. Please review and clear. 01/30/2018: DESK REVIEW
03/02/2018: Lender accepted the desk review. Final rating will be a B. 02/28/2018: Lender provided appraisal desk review, however LD Appraisal Department Desk Review is required. Exception remains.01/31/2018: An Appraisal Review Short Form was provided. Please provide the LD Appraisal Department desk review. Exception remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%
7824b446-2679-4919-9527-b75e40a37887
442239709	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance coverage in the file is $XXX,XXX.XX and the Note amount is $X,XXX,XXX.XX, resulting in a $XXX,XXX.XX shortfall. The loan file does not contain a replacement cost estimator from the insurer.
02/09/2018: COST TO REBUILT 01/30/2018: PROOF OF COVERAGE
02/09/2018: Lender provided the estimated replacement cost.  Exception cleared.01/31/2018: Page 3 of the appraisal was provided reflecting a "cost-new" in the amount of $XXX,XXX.XX and the binder reflecting dwelling coverage in the amount of $XXX,XXX.XX. The "cost-new" on the appraisal cannot substitute the Replacement Cost Estimator from the Insurer. Exception remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%
7824b446-2679-4919-9527-b75e40a37887
442239709	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/23/2018 - Finding deemed non-material and graded B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%
7824b446-2679-4919-9527-b75e40a37887
442239709	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	The application date is XX/XX/XXXX and the ECOA Appraisal Disclosure was provided XX/XX/XXXX.	02/12/2018: Application date is XX/XX/XX
02/14/2018: Client indicates a glitch through their LOS system caused the LOR date to be XX/XX/XXXX and indicates the LOR date is actually XX/XX/XXXX. Exception cleared.  02/12/2018: Lender provided a LOE reflecting the application date is XX/XX/XXXX; however, did not provide evidence of the application date.  The documentation in the loan file reflects the application date is XX/XX/XXXX.  Exception remains.  01/23/2018 - Finding deemed non-material and graded B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%
7824b446-2679-4919-9527-b75e40a37887
442239709	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The application date is XX/XX/XXXX and the HUD Homeownership Counseling Disclosure was provided XX/XX/XXXX.
02/14/2018: Client indicates a glitch through their LOS system caused the LOR date to be XX/XX/XXXX and indicates the LOR date is actually XX/XX/XXXX. Exception cleared.  01/23/2018 - Finding deemed non-material and graded B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%
7824b446-2679-4919-9527-b75e40a37887
442239709	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application
The initial LE is required to be provided to the borrower within 3 standard business days of application.  The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure once CD is issued.
														02/13/2018: LOE			02/14/2018: Client indicates a glitch through their LOS system caused the LOR date to be XX/XX/XXXX and indicates the LOR date is actually XX/XX/XXXX. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%
7824b446-2679-4919-9527-b75e40a37887
442239709	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final CD does not reflect a Flood Cert Fee despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Additionally, the actual payee is not disclosed for the Credit Report Fee in Section B. It should reflect "Broker name FBO actual payee."
01/23/2018 - Finding deemed non-material and graded B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%
7824b446-2679-4919-9527-b75e40a37887
442239709	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Recording Fees are subject to a 0% tolerance. The initial LE reflects recording fees of $XXX.XX, with no resulting COC for subsequent disclosures. the final CD reflects recording fees of $X,XXX.XX, resulting in a $XXX.XX refund due to cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
02/12/2018: updated coc 01/30/2018: COC
02/15/2018: Lender provided valid change of circumstance and proof that title company increased fees due to trust docs being filed. Lender disclosed changed within 3 days of receipt of information. Condition cleared. 02/12/2018: Lender provided COC for a loan amount and pricing change; however, the Recording fee is subject to a 10% tolerance.  Still need evidence of the $XXX.XX cure.  Exception remains.02/01/2018: Correction to Exception Narrative. The original narrative reflects the cure amount as $XXX.XX, which is not accurate. Using the LE dated XX/XX/XXXX as the Initial since the Initial LE is missing, the aggregate 10% tolerance fees total $XXX.XX (1.10 x $XXX = $X,XXX.XX). The refund due to cure is $XXX.XX. The Client provided the COC doc, dated XX/XX/XXXX, that indicates there was a pricing change which was re-disclosed within 3 days on the revised LE, dated XX/XX/XXXX. However, a pricing change would not change the number of pages of the mortgage or deed. Please provide a corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Exception remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%
7824b446-2679-4919-9527-b75e40a37887
442239709	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $XX,XXX.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates and amount of $XX,XXX.XX.
01/23/2018 - Amended CD reflects correction. Cure grade equals initial grade. Finding will be graded B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%
7824b446-2679-4919-9527-b75e40a37887
442239709	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The loan file is missing a Third Party Appraisal Review.				02/26/2018: CDA Received, supports appraised value.”
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 764; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%
7824b446-2679-4919-9527-b75e40a37887
442617843	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	Final closing disclosure reflects borrowers were charged for 2 appraisals, however only 1 appraisal was provided. Please provide 2nd appraisal. Subject to additional conditions.
02/15/2018: Copy of Refund Check to Borrower 02/09/2018: There was not a 2nd Appraisal performed. The 2nd Appraisal Fee has been removed and the CD has been re-disclosed. The updated Post-Close CD and Disclosure Tracking evidencing delivery to the borrower are attached.

02/16/2018: Lender provided copy of refund check to borrower.  Exception cleared.02/12/2018: Lender provided a corrected CD reflecting the 2nd appraisal fee was removed; however, still need verification the $XXX was refunded to the borrower.  Exception remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.46%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  34.60 months reserves
18dfd496-ae5e-4e44-be09-60d2bf9787a1
442617843	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX with XX% increased coverage for a total of $XXX,XXX dwelling coverage.  The loan amount is $X,XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX . A cost estimator from the insurer was not provided.
														02/15/2018: Replacement Cost Estimator			02/16/2018: Lender provided replacement cost estimator. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.46%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  34.60 months reserves
18dfd496-ae5e-4e44-be09-60d2bf9787a1
442617843	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert Fee is included in the origination of the loan.
01/25/2018 - This finding is deemed non material and rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.46%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  34.60 months reserves
18dfd496-ae5e-4e44-be09-60d2bf9787a1
442617843	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.46%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  34.60 months reserves
18dfd496-ae5e-4e44-be09-60d2bf9787a1
442617843	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.46%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  34.60 months reserves
18dfd496-ae5e-4e44-be09-60d2bf9787a1
442948196	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			cfa7a9c7-4bfa-4c62-a019-b9ef61610925
442948196	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in Section B of the Closing Disclosure despite evidence of a flood cert in file. The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			cfa7a9c7-4bfa-4c62-a019-b9ef61610925
442948196	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. The LE  reflects recording fees of $XXX, ($XXX.XX at 10%) with no resulting COC for any subsequent disclosures. Final CD  reflects a charge of $XXX for a variance/refund required of $X.XX to meet 10% threshold. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
02/19/2018: Please see attachment. 02/08/2018: Please see attachment. 01/30/2018: Please see attachment.
02/21/2018: Lender provided copy of corrected CD and evidence of refund.  Exception cleared.02/09/2018: Lender provided Change of Circumstance form; however, does not indicate a valid reason for increase in Recording fees.  Exception remains.02/01/2018: Change of Circumstance form provided does not indicate a valid reason for the increase in Recording Fees, condition remains.
cfa7a9c7-4bfa-4c62-a019-b9ef61610925
442948196	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	570 – Review Appraisal Missing – Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			cfa7a9c7-4bfa-4c62-a019-b9ef61610925
444058700	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification XXX was not reflected in sectionXB of the Closing Disclosure despite evidence of a flood certification in the file. The Flood Certification Fee should be disclosed in section X of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	01/24/2018: Exception is deemed non-material with a final rating of a B.			906d0988-e851-4960-baa1-bdaa18ff33af
444058700	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Homeowners Association XXXX on the final Closing Disclosure are shown in Section "X" prepaids when they should be shown in Section "X" Other.				01/24/2018: Exception is deemed non-material with a final rating of a B.			906d0988-e851-4960-baa1-bdaa18ff33af
444058700	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A XXX report was not provided.				02/12/2018: XXX Received, supports appraised value. Exception cleared.			906d0988-e851-4960-baa1-bdaa18ff33af
444166897	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration
The insurance information in file does not take affect till after the disbursement date and the current declarations are from over 5 years ago. Please submit evidence of hazard insurance for current period.
														03/01/2018: Attached			03/01/2018: Lender provided current Insurance documentation. Exception cleared.	DTI is lower than guideline maximum DTI 27.88% < 43% max.; Reserves are higher than guideline minimum 19.3 mos reserves > 6 mos required.; FICO is higher than guideline minimum 775FICO > 720 minimum		12eb1e46-fe0a-41e4-933b-62dbb7be4fd1
444166897	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Missing evidence of the property taxes for the REO land the borrower owns. This is required to qualify for QM.	03/01/2018: Attached property profile			03/01/2018: Property Details report from the county was provided reflecting the REO Land property taxes. Exception cleared.	DTI is lower than guideline maximum DTI 27.88% < 43% max.; Reserves are higher than guideline minimum 19.3 mos reserves > 6 mos required.; FICO is higher than guideline minimum 775FICO > 720 minimum		12eb1e46-fe0a-41e4-933b-62dbb7be4fd1
444166897	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final CD section B is missing the fee for the flood certificate. Regardless of who pays for the service, all fee must be listed on the CD.					DTI is lower than guideline maximum DTI 27.88% < 43% max.; Reserves are higher than guideline minimum 19.3 mos reserves > 6 mos required.; FICO is higher than guideline minimum 775FICO > 720 minimum		12eb1e46-fe0a-41e4-933b-62dbb7be4fd1
444166897	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/26/2018: CDA Received, supports appraised value.”	DTI is lower than guideline maximum DTI 27.88% < 43% max.; Reserves are higher than guideline minimum 19.3 mos reserves > 6 mos required.; FICO is higher than guideline minimum 775FICO > 720 minimum		12eb1e46-fe0a-41e4-933b-62dbb7be4fd1
447301481	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification XXX and Escrow Waiver XXX was not listed in section X of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "XXXX XXXXX". The table shall contain the items and amounts listed under four subheadings, described in paragraph (X)(X) through (X).
																	“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			1d64d7e3-7b8c-44ec-9435-63c99f503574
447301481	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX.XX with no resulting XXX for any subsequent disclosures. The XX issued at consummation reflects an Appraisal Fee of $XXX.XX resulting in a $XX.XX refund due for cure. Lender provided Credit on XX to cure.
																	"Final XX shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.” "			1d64d7e3-7b8c-44ec-9435-63c99f503574
447301481	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final XX reflects incorrect data under the Closing Information section for the fields titled Closing Date and Disbursement Date.				“Non-material per XXXX guidance, loan will be graded a B for all agencies”.			1d64d7e3-7b8c-44ec-9435-63c99f503574
447301481	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: XXX Received, supports appraised value. Exception cleared.			1d64d7e3-7b8c-44ec-9435-63c99f503574
447301481	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a XXXX declared disaster area. Inspection post incident date not provided.				2/23/18: Updated XXXX Program Selection. Inspection not required.			1d64d7e3-7b8c-44ec-9435-63c99f503574
447461431	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $X,XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XXX,XXX.XX. A cost estimator from the insurer was not provided.
														02/20/2018: Please see attached cost estimator.			02/21/2018: Lender provided a cost estimator. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.54%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 25.40 months reserves
d7dc6f5a-8234-4c6f-8e23-be1bc1f80862
447461431	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE
Explanation letter not provided for leave of absence from current employer from X/XX/XXXX to XX/XX/XXXX listed on the written verification of employment. Please provide a letter regarding this time on leave. Investor to review.
														02/23/2018: Attached is an LOX from UW			02/26/2018: Upon further review, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.54%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 25.40 months reserves
d7dc6f5a-8234-4c6f-8e23-be1bc1f80862
447461431	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Flood Certification fee was not reflected in Section B of the Closing CD despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
2/12/2018: Finding is not material under XXXX. Loan will be graded B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.54%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 25.40 months reserves
d7dc6f5a-8234-4c6f-8e23-be1bc1f80862
447461431	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/26/2018: CDA Received, supports appraised value.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.54%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 25.40 months reserves
d7dc6f5a-8234-4c6f-8e23-be1bc1f80862
448019014	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender.				Exception is deemed non-material with a final rating of a "B."			85eb9d97-dfd3-403d-9cdc-beccfddf1599
448019014	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	01/31/2018: Rate Lock Agreement			02/02/2018: Lender provided rate lock agreement. Exception cleared.			85eb9d97-dfd3-403d-9cdc-beccfddf1599
448019014	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure.  All loan costs associated with the transaction must be listed in a table under the heading of "loan costs."  The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) though (5).
																	Exception is deemed non-material with a final rating of a "B."			85eb9d97-dfd3-403d-9cdc-beccfddf1599
448019014	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/12/2018: CDA Received, supports appraised value. Exception cleared.			85eb9d97-dfd3-403d-9cdc-beccfddf1599
448568128	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender's Affiliated Business Disclosure				“Non-material per XXXX guidance, loan will be graded a B for all agencies”.			fd265689-1c5c-4797-8c4f-bf4baceb34ba
448568128	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
																	“Non-material per XXXX guidance, loan will be graded a B for all agencies”.			fd265689-1c5c-4797-8c4f-bf4baceb34ba
448568128	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Appraisal Report Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The CD reflects a Appraisal Report Fee of $XXX.XX resulting in a ($XXX.XX) refund due for cure.  Lender Provided Credit on Post CD to cure.
																	“Non-material per XXXX guidance, loan will be graded a B for all agencies”.			fd265689-1c5c-4797-8c4f-bf4baceb34ba
448568128	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
A Mortgage Recording Fee was not reflected in section E of the Closing Disclosure despite evidence of a Mortgage being sent for recording in the file. A Mortgage Recording Fee should be disclosed in section E of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	“Non-material per XXXX guidance, loan will be graded a B for all agencies”.			fd265689-1c5c-4797-8c4f-bf4baceb34ba
448568128	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file,				02/12/2018: CDA Received, supports appraised value. Exception cleared.			fd265689-1c5c-4797-8c4f-bf4baceb34ba
450746808	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property
Guidelines require breakdown of PITI for all REO properties. Evidence of insurance and taxes for property #1, #2, #3, #4 are not provided. Evidence of insurance for property #5 not provided. Loan does not meet parameters to be considered a qualified mortgage.
03/02/2018: Taxes and Insurance for all REOs 02/02/2018: PITI for REOs
03/05/2018: Further review of insurance document and escrow payment amount indicates that escrows include both taxes and insurance. Condition cleared.   03/03/2018: Lender provided proof of taxes and insurance for REOs. Mortgage statement provided for property #1 only lists escrows and does not indicate that it is for taxes and insurance, please provide proof of property taxes for property #1, exception remains. 02/05/2018: Lender provided copies of mortgage statements for property #1 and property #4 which reflect escrows; however, for property #1 the mortgage statement does not specify if escrows are for taxes and insurance. Provided copies of tax returns for the other properties; however, verification of taxes and insurance is required for each property.  Exception remains.

 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 18.80 months’ reserves. ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744.; DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 40.66%.
23fde4aa-e852-4f1c-84e3-bf9a5244afef
450746808	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.				1/24/2018: This finding is deemed non-material with a final grade of B.
 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 18.80 months’ reserves. ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744.; DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 40.66%.
23fde4aa-e852-4f1c-84e3-bf9a5244afef
450746808	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018; CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 18.80 months’ reserves. ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744.; DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 40.66%.
23fde4aa-e852-4f1c-84e3-bf9a5244afef
452636278	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	A verbal verification of employment (VVOE) within 10 days of the note date as required by lender's guidelines was not provided for co-borrower. VVOE provided in the file was dated after the note date.	02/08/2018: Co-Borrower is a retiree. Please see the attached 1003 showing retired.			02/12/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 45.5 months reserves; Years in Primary Residence Borrower has resided in subject for 16 years; Years on Job Borrower has 17 years on job
4aa6f76c-b5e9-4c21-aaa6-c6a74309f6b5
452636278	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
														02/08/2018: Please see attachment.			02/12/2018: Lender provided the XXXXXX fraud search. Exception cleared.
 Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 45.5 months reserves; Years in Primary Residence Borrower has resided in subject for 16 years; Years on Job Borrower has 17 years on job
4aa6f76c-b5e9-4c21-aaa6-c6a74309f6b5
452636278	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.				Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 45.5 months reserves; Years in Primary Residence Borrower has resided in subject for 16 years; Years on Job Borrower has 17 years on job
4aa6f76c-b5e9-4c21-aaa6-c6a74309f6b5
452636278	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.				Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 45.5 months reserves; Years in Primary Residence Borrower has resided in subject for 16 years; Years on Job Borrower has 17 years on job
4aa6f76c-b5e9-4c21-aaa6-c6a74309f6b5
452636278	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for LE dated XX/XX/XXXX as the Appraisal Fee has increased from $XXX.XX to $XXX.XX.  The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.
														02/08/2018: Please see attachment.			02/12/2018: Lender provided the COC. Exception cleared.
 Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 45.5 months reserves; Years in Primary Residence Borrower has resided in subject for 16 years; Years on Job Borrower has 17 years on job
4aa6f76c-b5e9-4c21-aaa6-c6a74309f6b5
452636278	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/09/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 45.5 months reserves; Years in Primary Residence Borrower has resided in subject for 16 years; Years on Job Borrower has 17 years on job
4aa6f76c-b5e9-4c21-aaa6-c6a74309f6b5
452755721	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX. The insurer provided a cost estimator value for reconstruction for subject to be $XXXXXX.XX, which leaves a shortage of hazard insurance coverage for $XXXXXX.
02/28/2018: Please see attachment reconstruction cost.
03/02/2018 Further review lender indicates that insurer will not provide cost estimator. Lender provided estimator as cost of reconstruction. This is sufficient. Condition cleared. 03/01/2018: Lender provide same estimator for reconstruction.  Exception remains.02/28/2018: Lender provided same estimator for reconstruction. Exception remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 53.16%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.3 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 69 months payment history with no late payments reported
d246d5f7-0117-4a30-98b8-d17fc50914a6
452755721	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure.				02/23/2018 - Exception is deemed non material and rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 53.16%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.3 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 69 months payment history with no late payments reported
d246d5f7-0117-4a30-98b8-d17fc50914a6
452755721	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				2/26/2018: CDA Received, supports appraised value.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 53.16%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.3 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 69 months payment history with no late payments reported
d246d5f7-0117-4a30-98b8-d17fc50914a6
453684908	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				02/02/2018: Exception is deemed non-material with a final rating of a B.			8b4d4b2f-c2b0-4b3f-82e1-d28994145db6
453684908	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/13/2018: CDA Received, supports appraised value.			8b4d4b2f-c2b0-4b3f-82e1-d28994145db6
456709739	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
														XX/XX/XXXX: FRAUD			03/01/2018: Upon further review, Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.54%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.8 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791
34d2b4b8-1095-43ad-91c3-d36081ba73f0
456709739	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				Exception is deemed non-material with a final rating of a B
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.54%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.8 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791
34d2b4b8-1095-43ad-91c3-d36081ba73f0
456709739	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing the initial CD.	XX/XX/XXXX: INITIAL CD			03/01/2018: Lender provided Initial CD e-signed. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.54%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.8 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791
34d2b4b8-1095-43ad-91c3-d36081ba73f0
456709739	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing Loan Estimate dated XX/XX/XXXX.
03/01/2018: LE LOX (Please be advised that the Change of Circumstance disclosed on XX/XX/XXXX indicated inadvertently that the interest rate "increased" when in fact it "decreased". Rate went from X.XX% to X.XXX% on final CD. A loan Estimate does not need to be produced.)
03/01/2018: Lender provided LOE, Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.54%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.8 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791
34d2b4b8-1095-43ad-91c3-d36081ba73f0
456709739	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/26/2018: CDA Received, supports appraised value.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.54%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.8 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791
34d2b4b8-1095-43ad-91c3-d36081ba73f0
456750516	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				This will be graded as B.			134ff121-ee9d-4f9f-87b1-d4ed1e7a2a14
456814552	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 LTV is lower than guideline maximum 73.33 for CLTV - Max 90% CLTV; Reserves are higher than guideline minimum Reserves high than 6 months; CLTV is lower than guideline maximum 73.33% for LTV - Max 90% LTV
f250f9d3-d6c6-41f9-b5b8-d6c6d3b2f560
456814552	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet and YTD Profit & Loss	Missing Balance Sheet and YTD Profit & Loss for borrowers Schedule C business. This is required in order to qualify for QM.	02/22/2018: XXXX Balance Sheet and Profit & Loss Statement			02/23/2018: Lender provided Balance Sheet and Profit and Loss Statement. Exception cleared.
 LTV is lower than guideline maximum 73.33 for CLTV - Max 90% CLTV; Reserves are higher than guideline minimum Reserves high than 6 months; CLTV is lower than guideline maximum 73.33% for LTV - Max 90% LTV
f250f9d3-d6c6-41f9-b5b8-d6c6d3b2f560
456814552	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The CD's in file section B are missing the flood certification fee. The fee is required to be listed as it is part of the loan qualification process regardless of who pays the fee.				Considered as non-material a B grade.
 LTV is lower than guideline maximum 73.33 for CLTV - Max 90% CLTV; Reserves are higher than guideline minimum Reserves high than 6 months; CLTV is lower than guideline maximum 73.33% for LTV - Max 90% LTV
f250f9d3-d6c6-41f9-b5b8-d6c6d3b2f560
458298866	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/17/2018 - Finding is deemed non-material and will be graded B for all agencies			6e866c9d-f4e7-47ea-9818-d76a9b995fbd
458298866	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure does not reflect a payee for the Personal Representation fee in Section H.				01/17/2018 - Finding is deemed non-material and will be graded X for all agencies			6e866c9d-f4e7-47ea-9818-d76a9b995fbd
458298866	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/26/2018: CDA Received, supports appraised value			6e866c9d-f4e7-47ea-9818-d76a9b995fbd
458561766	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																	1/19/18 - exception is deemed non-material with a final rating of a B.			a778ec8a-e736-42cc-87a8-73df4b5ef3ea
458561766	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			a778ec8a-e736-42cc-87a8-73df4b5ef3ea
461953143	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing evidence of PITIA for REO number 2 listed on the final 1003. Documentation of all REO PITIA is required to meet the criteria of QM.	01/242018: Note, mortgage & CD from REO#2			01/25/2018: Lender provided Note and CD for REO#2. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58.62%
159eafec-3376-424f-b87c-d8a3f5548f90
461953143	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				“Non-material per SFIG guidance, loan will be graded a B for all agencies”.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58.62%
159eafec-3376-424f-b87c-d8a3f5548f90
461953143	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 58.62%
159eafec-3376-424f-b87c-d8a3f5548f90
462386937	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				02/02/2018: This finding is deemed non-material and rated a B.			95899eb8-0fb7-470a-a4d4-d9c7f07c1cd8
462386937	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal.	02/08/2018: Review appraisal attached			02/08/2018: Lender provided appraisal review. Exception cleared.			95899eb8-0fb7-470a-a4d4-d9c7f07c1cd8
463319581	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/24/2018: Exception is deemed non-material with a final rating of a B.			59d78db3-3cd7-45b8-8b7a-e3d97943ffcb
463319581	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan originator name and/or NMLS reference number missing on the note.	Loan Originator name and NMLS reference number missing on the note.	01/25/2018: Please see page 4 of note - NMLS info is listed there			01/26/2018: Lender provided all pages of Note (Was missing PG 4). Condition cleared.			59d78db3-3cd7-45b8-8b7a-e3d97943ffcb
463319581	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclosed on LE as $XXX and on the final CD as $XXX, exceeding the allowable XX% tolerance. A tolerance cure of $XX.XX is required.	01/25/2018: Hello - Borrower rcvd respa refund for XX% tolerance violation at closing - please see page 2 section j of the cd which shows $XX.XX credit for increase in closing costs. Thanks!
02/27/2018: After further review, exception cleared. 01/26/2018: Lender re-provided post close CD for condition that was Cured Post Close.01/24/2018: Final CD reflects tolerance cure of $XX.XX. Exception is deemed non-material with a final rating of a B.
59d78db3-3cd7-45b8-8b7a-e3d97943ffcb
463319581	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.			59d78db3-3cd7-45b8-8b7a-e3d97943ffcb
463800151	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure for broker and lender.				2/2/18: Exception is deemed non-material with a final rating of a B.			bf263f9d-6f5a-4a07-83da-e44431bdcdcf
463800151	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure dated does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.				2/2/18: Exception is deemed non-material with a final rating of a B.			bf263f9d-6f5a-4a07-83da-e44431bdcdcf
463800151	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower / co-borrower. No Cure.				2/2/18: Exception is deemed non-material with a final rating of a B.			bf263f9d-6f5a-4a07-83da-e44431bdcdcf
463800151	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The file is missing a CDA.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			bf263f9d-6f5a-4a07-83da-e44431bdcdcf
467037527	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Evidence of property taxes for property #1 on the final application not provided.				1/23/2018: exception is deemed non-material with a final rating of a B			23ca6a0d-959c-412c-a4d4-e62fd467d5bc
467037527	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet / Home Loan Toolkit.				1/23/2018: exception is deemed non-material with a final rating of a B			23ca6a0d-959c-412c-a4d4-e62fd467d5bc
467037527	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																	1/23/2018: exception is deemed non-material with a final rating of a B			23ca6a0d-959c-412c-a4d4-e62fd467d5bc
468781401	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender and Broker.				“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			23cb8ca5-3ed4-4844-aac3-e6b6ef86acea
468781401	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A flood certification fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in file. The flood certification should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a LOE and confirmation to Borrower.
																	“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			23cb8ca5-3ed4-4844-aac3-e6b6ef86acea
468781401	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure.				“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			23cb8ca5-3ed4-4844-aac3-e6b6ef86acea
468781401	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	01/30/2018: 3RD PARTY VALUATION			02/09/2018: CDA Received, supports appraised value. Exception cleared.01/31/2018: Axis is not acceptable. Due Diligence firm will order.			23cb8ca5-3ed4-4844-aac3-e6b6ef86acea
468988134	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
The Borrower's income be documented with two years tax returns. The loan file contains paystubs and W2’s. Copies of the Borrower's tax returns or tax transcripts are required to fulfill guidelines and QM requirements.
														01/29/2018: Hello, Our guides do not require tax transcripts/returns for W-2 employees on our Jumbo Loans. Please review and clear. Thanks!			02/16/2018: Upon further review, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.30%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.00 months reserves
53550c86-100e-4c54-86e3-e917918b981f
468988134	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.				01/25/218: Exception is deemed non-material with a final rating of a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.30%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.00 months reserves
53550c86-100e-4c54-86e3-e917918b981f
468988134	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for Qualified Mortgage due to missing two years tax returns or tax transcripts.	02/08/2018: Hello - W2 income was used - so guidelines do not require tax transcripts 02/01/2018: Per guides if W-2 income used - we do not require tax transcripts/returns			02/16/2018: Upon further review, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.30%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.00 months reserves
53550c86-100e-4c54-86e3-e917918b981f
468988134	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing Loan Estimate for corresponding COC dated XX/XX/XXXX located in file.
02/08/2018: RESPA Regulation does not require and LE to be issued along with the COC letter dated XX/XX/XXXX 01/26/2018: RESPA Regulation does not require and LE to be issued along with the COC letter dated XX/XX/XXXX
02/16/2018: Upon further review, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.30%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.00 months reserves
53550c86-100e-4c54-86e3-e917918b981f
468988134	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				2/13/2018: CDA Received, supports appraised value.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.30%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.00 months reserves
53550c86-100e-4c54-86e3-e917918b981f
469306030	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for both borrowers'.	02/13/2018: VOE			02/14/2018: VVOEs for both Borrowers were provided. Exception cleared.
 Reserves are higher than guideline minimum 26 months reserves > 6 months as required by guidelines; Years on Job Coborrower on same job 13 years; FICO is higher than guideline minimum 763 FICO > 720 required by guidelines ae6d0e93-6215-40c0-977d-eacc4fc9da29
469306030	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX.XX Appraisal Report Fee resulting in a $XX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
02/02/2018: Lender gave sufficient cure on final CD. Finding deemed non-material and rated a B.
 Reserves are higher than guideline minimum 26 months reserves > 6 months as required by guidelines; Years on Job Coborrower on same job 13 years; FICO is higher than guideline minimum 763 FICO > 720 required by guidelines ae6d0e93-6215-40c0-977d-eacc4fc9da29
469306030	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum 26 months reserves > 6 months as required by guidelines; Years on Job Coborrower on same job 13 years; FICO is higher than guideline minimum 763 FICO > 720 required by guidelines ae6d0e93-6215-40c0-977d-eacc4fc9da29
469463771	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				Non-material per SFIG guidance, loan will be graded a B for all agencies.			9949bc82-1062-4a51-8f88-ebcc905267e9
469463771	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file	02/08/2018: CDA received.						9949bc82-1062-4a51-8f88-ebcc905267e9
472476038	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Reserves
Lender requires 6 months reserves for subject of $XX,XXX.XX and 2 months for additional property owned of $X,XXX.XX; totaling $XX,XXX.XX.  Assets verified of $XXX,XXX.XX, minus cash to close of $XXX,XXX.XX and unverified EMD of $XX,XXX.XX = $XX,XXX.XX for reserves, which is not sufficient for the subject and additional financed properties; shortage of $X,XXX.XX.
														02/06/2018: reserves			02/06/2018: Lender provided bank statements and copies of cancelled checks for verification of EMD. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.41%; Years on Job Borrower has 5 years on job; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 735
4434d44d-b08b-42b6-883c-ec3cb1c349de
472476038	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/22/2018 - Finding is deemed non-material and graded B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.41%; Years on Job Borrower has 5 years on job; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 735
4434d44d-b08b-42b6-883c-ec3cb1c349de
472476038	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP in the file does not list a provider for the Survey Fee. The survey was a required service and disclosed as one that could be shopped for in Section C of the LE.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.41%; Years on Job Borrower has 5 years on job; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 735
4434d44d-b08b-42b6-883c-ec3cb1c349de
472476038	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.41%; Years on Job Borrower has 5 years on job; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 735
4434d44d-b08b-42b6-883c-ec3cb1c349de
473786393	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of XX.XX%. Due to the miscalculation of debt, the actual DTI is XX.XX%. Lender did not include PITI for Borrower’s REO property. Borrower’s divorce decree states she is liable for PITI on said property.
01/31/2018: PITI borrowers REO was included on in the debt.
02/16/2018: Further review indicates borrower has bonus income that the Lender used at the time of qualification. DTI now within tolerance. Condition cleared. 02/15/2018: Further review of divorce decree is that borrower could pay PITI on the spouse's other property in lieu of alimony. Loan file confirms borrower is paying the PITI on the other property. Alimony removed from calculation; however, resulting DTI is XX.XX%, which still exceeds the max allowable. Condition remains.  02/01/2018: Lender provided a snap shot reflecting the PITI for the Borrower's primary residence was included in the DTI.  The calculation did include the PITI for the Borrower's previous residence per the divorce decree; however, the $XXXX alimony was not included.  The DTI is still at XX.XX% due to the alimony not being included in the lender's calculations.  Exception remains.

 Years on Job Borrower has 30 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Co-Borrower has 12 years in Field
2db19209-bf4a-4d16-a2bb-ecc6a00ce714
473786393	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Flood Certificate	Life of loan Flood Certificate provided in file is for different property.	01/31/2018: flood cert			02/01/2018: Lender provided flood certificate. Exception cleared.
 Years on Job Borrower has 30 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Co-Borrower has 12 years in Field
2db19209-bf4a-4d16-a2bb-ecc6a00ce714
473786393	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.
01/30/2018: PROOF OF INSURANCE COVERAGE
02/01/2018: Lender provided cost estimator from the insurance company which reflects a rebuilding cost of $XXX,XXX. The hazard insurance certificate reflects sufficient coverage of $XXX,XXX plus 25% additional coverage for a total coverage of $XXX,XXX. Exception cleared.

 Years on Job Borrower has 30 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Co-Borrower has 12 years in Field
2db19209-bf4a-4d16-a2bb-ecc6a00ce714
473786393	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	A verbal employment verification within 10 days of closing as required by lender's guidelines was not provided for co-borrower.	01/30/2018: VOE			02/01/2018: Lender provided Co-borrower's VOE dated within 10 days of closing. Exception cleared.
 Years on Job Borrower has 30 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Co-Borrower has 12 years in Field
2db19209-bf4a-4d16-a2bb-ecc6a00ce714
473786393	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender Affiliated Business Disclosure				01/26/218: Exception is deemed non-material with a final rating of a B.
 Years on Job Borrower has 30 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Co-Borrower has 12 years in Field
2db19209-bf4a-4d16-a2bb-ecc6a00ce714
473786393	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for Qualified Mortgage due to DTI.				02/01/2018: Upon Further review, exception cleared.
 Years on Job Borrower has 30 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Co-Borrower has 12 years in Field
2db19209-bf4a-4d16-a2bb-ecc6a00ce714
473786393	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Messenger fee and Title - Signing Fee is reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider fees should be listed in section C of the CD. Provide corrected CD and letter of explanation to the Borrower.
01/26/218: Exception is deemed non-material with a final rating of a B.
 Years on Job Borrower has 30 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Co-Borrower has 12 years in Field
2db19209-bf4a-4d16-a2bb-ecc6a00ce714
473786393	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Messenger fee, Title - Lender Title Insurance fee, Title - Sub Escrow fee and Title - Wire Transfer fee are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The title service provider fees should be listed in section B of the CD. Provide corrected CD and LOE to the Borrower.
01/26/218: Exception is deemed non-material with a final rating of a B.
 Years on Job Borrower has 30 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Co-Borrower has 12 years in Field
2db19209-bf4a-4d16-a2bb-ecc6a00ce714
473786393	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
Closing Disclosure section F #04 & #05 Taxes are missing payee names and section H #02 fee is also missing payee name. Flood cert Fee was not reflected in Section B despite evidence of Flood certificate in the file. The Flood cert Fee should be disclosed in Section B of the closing disclosure or an attestation the no fees were allocated to the loan transaction must be provided.
01/26/218: Exception is deemed non-material with a final rating of a B.
 Years on Job Borrower has 30 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Co-Borrower has 12 years in Field
2db19209-bf4a-4d16-a2bb-ecc6a00ce714
473786393	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Loan Estimate document error	Re-disclosed Loan Estimate dated XX/XX/XXXX has incorrect property address.				01/26/218: Exception is deemed non-material with a final rating of a B.
 Years on Job Borrower has 30 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Co-Borrower has 12 years in Field
2db19209-bf4a-4d16-a2bb-ecc6a00ce714
473786393	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	01/30/2018: APPRAISAL REVIEW			02/27/2018: CDA Received, supports appraised value.
 Years on Job Borrower has 30 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Co-Borrower has 12 years in Field
2db19209-bf4a-4d16-a2bb-ecc6a00ce714
474427911	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	Lender guidelines reflects a DTI of 43.00%. Due to the miscalculation of rental income, the actual DTI is XX.XX%. Loan does not meet criteria for Qualified Mortgage.	02/08/2018: Can you please provide me with your breakdown of how you came to XX.XX%. Breakdown of your rental income			02/16/2018: After further review, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798.; CLTV is lower than guideline maximum UW guides maximum CLTV of 70%, loan qualified with CLTV of 51.95%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73 months reserves.
e7ea8cf6-e87c-4288-80d3-f1367abec525
474427911	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798.; CLTV is lower than guideline maximum UW guides maximum CLTV of 70%, loan qualified with CLTV of 51.95%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73 months reserves.
e7ea8cf6-e87c-4288-80d3-f1367abec525
474427911	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for Qualified Mortgage. DTI is above 43% maximum.				02/16/2018: After further review, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798.; CLTV is lower than guideline maximum UW guides maximum CLTV of 70%, loan qualified with CLTV of 51.95%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73 months reserves.
e7ea8cf6-e87c-4288-80d3-f1367abec525
474427911	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure.  All Loan costs associated with the transaction must be listed in a table under the heading of "loan costs".  The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
														01/29/2018: Please waive - Flood Cert Fee was never added to the loan and was never charged on the Initial LE or Final CD			02/16/2018: Non-material per SFIG guidance, loan will be Graded a B for all agencies. No further action necessary.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798.; CLTV is lower than guideline maximum UW guides maximum CLTV of 70%, loan qualified with CLTV of 51.95%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73 months reserves.
e7ea8cf6-e87c-4288-80d3-f1367abec525
474427911	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as $XXX.XX and on the final CD as $XXX.XX, exceeding the allowable XX% tolerance.  A tolerance cure of $XX.XX is required. Section J reflects a sufficient refunding of $XXX.XX.
Non-material per SFIG guidance, loan will be Graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798.; CLTV is lower than guideline maximum UW guides maximum CLTV of 70%, loan qualified with CLTV of 51.95%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73 months reserves.
e7ea8cf6-e87c-4288-80d3-f1367abec525
474427911	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798.; CLTV is lower than guideline maximum UW guides maximum CLTV of 70%, loan qualified with CLTV of 51.95%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73 months reserves.
e7ea8cf6-e87c-4288-80d3-f1367abec525
474587400	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file	02/06/2018: HELOC Letter			02/07/2018: HELOC Authorization to Close account provided, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.42%; Years in Primary Residence Borrower has resided in subject for 4.5 years; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790
7e47afdc-092c-44f8-b777-f26841ab0aae
474587400	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.42%; Years in Primary Residence Borrower has resided in subject for 4.5 years; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790
7e47afdc-092c-44f8-b777-f26841ab0aae
477573186	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Signed returns not provided.
														XX/XX/XXXX: signed returns			02/28/2018: Lender provided 2 years signed 1040's. Exception cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.00%.
c05b6ff0-d8e8-43f0-bb79-f2b9e0a85268
477573186	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
XXXXXX: Please review. Condition was uploaded on XX/XX/XXXX: see attached, signed personal and business tax returns
02/28/2018: Upon further review, Exception cleared.02/09/2018: Lender provided signature pages for the personal tax returns.  Full copies with all schedules, 1065 and K1, still needed.  Exception remains. 02/08/2018: Lender provided the signature pages for the personal tax returns.  Full copies with all schedules of the executed business tax returns still needed.  Exception remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.00%.
c05b6ff0-d8e8-43f0-bb79-f2b9e0a85268
477573186	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.00%.
c05b6ff0-d8e8-43f0-bb79-f2b9e0a85268
477573186	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for Qualified Mortgage. The tax returns are missing from the loan file.				02/08/2018: Upon further review, exception cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.00%.
c05b6ff0-d8e8-43f0-bb79-f2b9e0a85268
477573186	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure.  All Loan costs associated with the transaction must be listed in a table under the heading of "loan costs".  The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.00%.
c05b6ff0-d8e8-43f0-bb79-f2b9e0a85268
477573186	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes, insurance and flood and the calculated escrow payment should be $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
														XX/XX/XXXX: See attached. everything requested			02/09/2018: Lender provided corrected CD. Exception cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.00%.
c05b6ff0-d8e8-43f0-bb79-f2b9e0a85268
477573186	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $X,XXX.XX yearsX-XX, the calculated payment amount is X,XXX.XX years X-XX The lender included an estimated escrow amount of $XXX.XX, the correct estimated escrow is $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
														XX/XX/XXXX: See attached. everything requested			02/09/2018: Lender provided corrected CD. Exception cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.00%.
c05b6ff0-d8e8-43f0-bb79-f2b9e0a85268
477573186	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the  taxes, hazard insurance, and flood insurance vs. the actual amount of $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
														XX/XX/XXXX: See attached. everything requested			02/09/2018: Lender provided corrected CD. Exception cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.00%.
c05b6ff0-d8e8-43f0-bb79-f2b9e0a85268
477573186	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.00%.
c05b6ff0-d8e8-43f0-bb79-f2b9e0a85268
478237284	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for  $XXX,XXX . A cost estimator from the insurer was not provided.
														01/23/2018: Attached please find the cost estimator for the hazard insurance policy.			01/23/2018: The Cost Estimator provided reflects a reconstruction value of $XXX,XXX.XX. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.5%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 68.73%
63118373-b97d-4d57-9aae-fbc881ed35a5
478237284	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file	01/23/2018: Attached please find the borrower signed XXX HELOC Authorization to payoff and discharge mortgage.			01/23/2018: The Payoff Coupon provided reflects the Borrowers' authorization to close the HELOC. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.5%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 68.73%
63118373-b97d-4d57-9aae-fbc881ed35a5
478237284	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing signed 4506-T	The Lender's guidelines require an executed 4506-T at application and/or at closing for each borrowers business. Missing 4506-T for the borrowers business.	02/07/2018: Attached please find the 4506T for business.			02/08/2018: Lender provided the signed 4506T. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.5%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 68.73%
63118373-b97d-4d57-9aae-fbc881ed35a5
478237284	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
														02/07/2018: Attached please find the signed business returns.			02/08/2018: Lender provided signed signature page for tax returns. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.5%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 68.73%
63118373-b97d-4d57-9aae-fbc881ed35a5
478237284	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts for self employment where the borrower owns > 25% in the business. Transcripts for the business not provided.	02/27/2018: Please override. LD does not require business tax transcripts. 02/07/2018: Please see attached rebuttal. Thanks.
03/01/2018: Upon further review Lender has confirmed that the intent of the guides does not require business transcripts. Condition cleared. 03/01//2018: Lender provided a response that XX does not require business tax transcripts; however, the XX XXXXXXXXX Guidelines, section for 4506-T Transcripts (All Transactions), reflect when self-employment income is being used, transcripts are required for self-employment where the borrower owns equal or greater than 25% in the business. The schedule K1 income was used for the transaction and reflects the borrower owns 100% of the business. Exception remains. 02/08/2018: Lender provided a response that the investor does not require business transcripts for this loan.  The XX XXXXXXXXX Guidelines, section for 4506-T Transcripts (All Transactions), reflect when self-employment income is being used, transcripts are required for self-employment where the borrower owns equal or greater than 25% in the business.  The schedule K1 income was used for the transaction and reflects the borrower owns 100% of the business.  Exception remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.5%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 68.73%
63118373-b97d-4d57-9aae-fbc881ed35a5
478237284	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				“Non-material per SFIG guidance, loan will be graded a B for all agencies”.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.5%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 68.73%
63118373-b97d-4d57-9aae-fbc881ed35a5
478237284	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Hero Payoff in section B of the final Closing Disclosure. . The Hero Payoff should be listed in section K of the CD.  Provide corrected CD and letter of explanation to the Borrower. Provide corrected CD and letter of explanation to the Borrower.
“Non-material per SFIG guidance, loan will be graded a B for all agencies”.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.5%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 68.73%
63118373-b97d-4d57-9aae-fbc881ed35a5
478237284	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	02/08/2018L CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.5%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 68.73%
63118373-b97d-4d57-9aae-fbc881ed35a5
478237284	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a XXXX declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.5%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 68.73%
63118373-b97d-4d57-9aae-fbc881ed35a5
479218878	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $X,XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.
														02/09/2018: Condition			02/12/2018: Lender provided replacement cost estimator. Exception cleared.			708cfba3-d56a-40ec-b70c-fd116694a5e0
479218878	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XX,XXX. The lender credit decreased to $X,XXX on the Post Close CD with no indication of a valid COC to account for the $XX,XXX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
														02/09/2018: COC			02/12/2018: Lender provided COC. Exception cleared.			708cfba3-d56a-40ec-b70c-fd116694a5e0
479218878	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of X.XXX%. The prior  Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%. No Cure.
														02/09/2018: COC			02/12/2018: Lender provided a COC. Exception cleared.			708cfba3-d56a-40ec-b70c-fd116694a5e0
479218878	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/10/2018L CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.			708cfba3-d56a-40ec-b70c-fd116694a5e0
480229567	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section X - The final Closing Disclosure does not reflect a Flood Cert Fee in Section X despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected XX and letter of explanation to the Borrower.
																	This finding is deemed non-material and graded a B.			dd3bf3ed-5f9c-42c7-bcee-fd33353714b2
480229567	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a XXXX declared disaster area. Inspection post incident date not provided.				2/23/18: Updated XXXX Program Selection. Inspection not required.			dd3bf3ed-5f9c-42c7-bcee-fd33353714b2
481124068	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
														XX/XX/XXXX: copy o disclosure tracing and consummation CD			03/01/2018: Lender provided disclosure tracker. Exception cleared.			9e0f6861-3349-426f-ac39-ff77ab339766
481124068	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final CD does not disclose a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction.
																	02/26/2018: Exception is deemed non-material with a final rating of a B			9e0f6861-3349-426f-ac39-ff77ab339766
481124068	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
03/01/2018: Please provide the report you are using to determine the finance charges are understated.
03/05/2018: Lender provided evidence that referenced fee is a pass through fee that should not have been included in APR test. Condition cleared. 03/02/2018: Lender requested copy of report we are using to determine the finance charges.  The fees included in the finance charges are Underwriting Fee of $XXX, Verification Fee of $XX.XX, Settlement Fee of $XXX and the prepaid interest of $XXX.XX.  Exception remains.
9e0f6861-3349-426f-ac39-ff77ab339766
481124068	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial Closing Disclosure timing requirement not met
Initial CD is dated same day as consummation. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation. No Cure. The initial CD was not provided only the final CD is in file. No copy of initial CD in file.  No Cure.
														XX/XX/XXXX: Copy of disclosure tracking and consummation of CD			03/01/2018: Lender provided initial CD and disclosure tracker. Exception cleared.			9e0f6861-3349-426f-ac39-ff77ab339766
481124068	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of X.XXX%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%.  No Cure.
														XX/XX/XXXX: copy of coc and cd			03/01/2018: Upon further review, exception cleared.			9e0f6861-3349-426f-ac39-ff77ab339766
481124068	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.X an over disclosure of $XX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
																	02/26/2018: Exception is deemed non-material with a final rating of a B			9e0f6861-3349-426f-ac39-ff77ab339766
481124068	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/27/2018: CDA Received, supports appraised value.			9e0f6861-3349-426f-ac39-ff77ab339766
482040319	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Credit Report	File is missing the credit report used by the Desktop Underwrite to determine eligibility for the borrower's.	01/30/2018: Credit Report from XXX			01/31/2018: Lender provided credit report. Exception cleared.
 Full Documentation Subject is a Full Documentation loan.; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 9.5 months’ reserves ; Years on Job Borrower has 18 years on job
619ef59a-9095-486a-a10a-1c734178dcf9
482040319	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Appraisal Completion Certificate (442)	Failure to obtain Appraisal Completion Certificate (442)	02/09/2018: Final inspection
 Full Documentation Subject is a Full Documentation loan.; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 9.5 months’ reserves ; Years on Job Borrower has 18 years on job
619ef59a-9095-486a-a10a-1c734178dcf9
482040319	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for both borrowers.	02/08/2018: VOE for both borrowers. 01/30/2018: VOE - both borrowers			02/12/2018: Lender provided VVOE's. Exception cleared.
 Full Documentation Subject is a Full Documentation loan.; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 9.5 months’ reserves ; Years on Job Borrower has 18 years on job
619ef59a-9095-486a-a10a-1c734178dcf9
482040319	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/23/2018: This finding is deemed non-material and B grading
 Full Documentation Subject is a Full Documentation loan.; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 9.5 months’ reserves ; Years on Job Borrower has 18 years on job
619ef59a-9095-486a-a10a-1c734178dcf9
482040319	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for both borrowers.	01/30/2018: VOE - both borrowers			01/31/2018: Lender provided VOE's. Exception cleared.
 Full Documentation Subject is a Full Documentation loan.; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 9.5 months’ reserves ; Years on Job Borrower has 18 years on job
619ef59a-9095-486a-a10a-1c734178dcf9
482040319	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The transfer tax listed in section E of the final Closing Disclosure dated XX/XX/XXXX does not list the name of the government entity assessing the tax.				This finding is deemed non-material and a B grading
 Full Documentation Subject is a Full Documentation loan.; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 9.5 months’ reserves ; Years on Job Borrower has 18 years on job
619ef59a-9095-486a-a10a-1c734178dcf9
482040319	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $X,XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.
														02/09/2018: Rate lock fee of $XXXX.XX is excluded from the finance charge because borrower did not pay it, and was refunded on the CD.			02/12/2018: Upon further review, Exception cleared.
 Full Documentation Subject is a Full Documentation loan.; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 9.5 months’ reserves ; Years on Job Borrower has 18 years on job
619ef59a-9095-486a-a10a-1c734178dcf9
482040319	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing corresponding LE for COC dated XX/XX/XXXX showing increase of fee's. No Cure - Missing Doc Not Provided.	01/30/2018: 10.26 LE			01/31/2018: Lender provided LE. Exception cleared.
 Full Documentation Subject is a Full Documentation loan.; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 9.5 months’ reserves ; Years on Job Borrower has 18 years on job
619ef59a-9095-486a-a10a-1c734178dcf9
482040319	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $X,XXX.XX
01/23/2018: This finding is deemed non-material and B grade
 Full Documentation Subject is a Full Documentation loan.; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 9.5 months’ reserves ; Years on Job Borrower has 18 years on job
619ef59a-9095-486a-a10a-1c734178dcf9
482040319	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – Third party valuation tool missing from file.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 Full Documentation Subject is a Full Documentation loan.; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 9.5 months’ reserves ; Years on Job Borrower has 18 years on job
619ef59a-9095-486a-a10a-1c734178dcf9
482040319	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a XXXX declared disaster area. Inspection post incident date not provided.				2/23/18: Updated XXXX Program Selection. Inspection not required.
 Full Documentation Subject is a Full Documentation loan.; Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 9.5 months’ reserves ; Years on Job Borrower has 18 years on job
619ef59a-9095-486a-a10a-1c734178dcf9
484643821	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure					2/24/2018: Exception deemed non material and rated a B.			08d73616-c47a-48eb-a01c-03e84d4807bb
484643821	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA missing from the file. The Lender appraisal review was not provided in file.				02/26/2018: CDA Received, supports appraised value.			08d73616-c47a-48eb-a01c-03e84d4807bb
484683815	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender Affiliated Business Disclosure.				1/24/2018: Exception is deemed non-material with a final rating of a B.			ad989707-357f-410f-9c7e-0f6450b1df09
484683815	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure.				1/24/2018: Exception is deemed non-material with a final rating of a B.			ad989707-357f-410f-9c7e-0f6450b1df09
484683815	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final Closing Disclosure dated XX/XX/XXXX is missing the Flood Zone Certificate Fee. Settlement fees must all be disclosed to the consumer regardless of who pays them.				1/24/2018: Exception is deemed non-material with a final rating of a B.			ad989707-357f-410f-9c7e-0f6450b1df09
484683815	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Homeowners Association Dues reflected in section F of the final Closing Disclosure and should be listed in section H of the CD. Provide corrected CD and letter of explanation to the Borrower.				1/24/2018: Exception is deemed non-material with a final rating of a B.			ad989707-357f-410f-9c7e-0f6450b1df09
484683815	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.			ad989707-357f-410f-9c7e-0f6450b1df09
485863649	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	Missing evidence the borrower had hazard insurance at the time of consummation. The current evidence of insurance reflects an effective date starting post consummation.	XX/XX/XXXX: copy of insurance before time of consummation XX/XX/XXXX: Hazard Insurance condition
XX/XX/XXXX: The coverage was effective the same day as funding. Exception cleared.01/30/2018: Lender provided detailed report and same HOI declarations. Exception already downgraded.01/29/2018: The exception is deemed non-material and graded B for all agencies.

 FICO is higher than guideline minimum FICO 793 > minimum per guides of 700; DTI is lower than guideline maximum DTI 22.81% > max per guides of 43%; LTV is lower than guideline maximum LTC 69.54% < max per guides of 80%
3e1beab3-675f-46ce-a7a4-101fa504ec96
485863649	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				Non-material finding. Loan will be rated a B.
 FICO is higher than guideline minimum FICO 793 > minimum per guides of 700; DTI is lower than guideline maximum DTI 22.81% > max per guides of 43%; LTV is lower than guideline maximum LTC 69.54% < max per guides of 80%
3e1beab3-675f-46ce-a7a4-101fa504ec96
485863649	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Home Ownership Counseling Disclosure.				Non-material finding. Loan will be rated a B.
 FICO is higher than guideline minimum FICO 793 > minimum per guides of 700; DTI is lower than guideline maximum DTI 22.81% > max per guides of 43%; LTV is lower than guideline maximum LTC 69.54% < max per guides of 80%
3e1beab3-675f-46ce-a7a4-101fa504ec96
485863649	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material finding. Loan will be rated a B.
 FICO is higher than guideline minimum FICO 793 > minimum per guides of 700; DTI is lower than guideline maximum DTI 22.81% > max per guides of 43%; LTV is lower than guideline maximum LTC 69.54% < max per guides of 80%
3e1beab3-675f-46ce-a7a4-101fa504ec96
485863649	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of $XXX.XX.  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
Non-material finding. Loan will be rated a B. .
 FICO is higher than guideline minimum FICO 793 > minimum per guides of 700; DTI is lower than guideline maximum DTI 22.81% > max per guides of 43%; LTV is lower than guideline maximum LTC 69.54% < max per guides of 80%
3e1beab3-675f-46ce-a7a4-101fa504ec96
485863649	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the (borrower / co-borrower). No Cure.				Non-material finding. Loan will be rated a B.
 FICO is higher than guideline minimum FICO 793 > minimum per guides of 700; DTI is lower than guideline maximum DTI 22.81% > max per guides of 43%; LTV is lower than guideline maximum LTC 69.54% < max per guides of 80%
3e1beab3-675f-46ce-a7a4-101fa504ec96
485863649	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.				02/27/2018: CDA Received, supports appraised value.
 FICO is higher than guideline minimum FICO 793 > minimum per guides of 700; DTI is lower than guideline maximum DTI 22.81% > max per guides of 43%; LTV is lower than guideline maximum LTC 69.54% < max per guides of 80%
3e1beab3-675f-46ce-a7a4-101fa504ec96
485863649	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.
 FICO is higher than guideline minimum FICO 793 > minimum per guides of 700; DTI is lower than guideline maximum DTI 22.81% > max per guides of 43%; LTV is lower than guideline maximum LTC 69.54% < max per guides of 80%
3e1beab3-675f-46ce-a7a4-101fa504ec96
486268279	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Flood Notice is not signed by all applicants.	Flood Notice is not signed by all applicants.				01/17/2018: This finding is not material. Loan will be graded B for all agencies			574c3deb-3c61-49f7-b3ed-106d7c1d3cd2
486268279	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.				01/17/2018: This finding is not material. Loan will be graded B for all agencies			574c3deb-3c61-49f7-b3ed-106d7c1d3cd2
486268279	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The  final CD reflects an Appraisal Fee of $XXXX.XX resulting in a $XXX.XX refund due for cure. Additionally, the Lender did not meet the COC re-disclosure timing requirements. The loan amount increased on the LE dated XX/XX/XXXX, however the increase in the Title – Endorsement Fee and Title – Lender Title Insurance was not disclosed until the LE dated XX/XX/XXXX which exceeds the 3 day COC re-disclosure timing requirements. Refund of $XX.XX for the Title – Endorsement Fee and $XXX.XX for the Title – Lender Title Insurance for cure due. Total refund of $XXXX.XX for cure due. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														01/29/2018: COC			01/30/2018: Lender provided COC forms and LE's. Exception Cleared.			574c3deb-3c61-49f7-b3ed-106d7c1d3cd2
486268279	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
Lender did not meet the COC re-disclosure timing requirements. The loan amount increased on the LE dated XX/XX/XXXX, however the increase in the Transfer Taxes was not disclosed until the LE dated XX/XX/XXXX which exceeds the 3 day COC re-disclosure timing requirements. Refund of $XX.XX for cure due. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														01/29/2018: COC			01/30/2018: Lender provided COC forms and LE's. Exception Cleared.			574c3deb-3c61-49f7-b3ed-106d7c1d3cd2
486268279	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.			574c3deb-3c61-49f7-b3ed-106d7c1d3cd2
486374288	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			bc22fc5e-acf9-4ef7-94d0-141e3f289810
486374288	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood cert in the file. The Credit Report and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
																	“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			bc22fc5e-acf9-4ef7-94d0-141e3f289810
486374288	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an Appraisal Report Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The CD reflects an Appraisal Report Fee of $XXX.XX, resulting in a ($XX.XX) refund due for cure. The Lender provided credit to cure.
																	“The Lender provided $XX credit to cure tolerance.Non-material per SFIG guidance, loan will be graded a B for all agencies”.			bc22fc5e-acf9-4ef7-94d0-141e3f289810
486374288	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The file is missing 3rd Party CDA report.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			bc22fc5e-acf9-4ef7-94d0-141e3f289810
487601870	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				Non-material per SFIG guidance. Loan will be rated a B.			3d7a4faa-68ab-4808-9152-147e85278cba
487601870	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet				01/24/2018 This finding is deemed non-material and rated a B.			3d7a4faa-68ab-4808-9152-147e85278cba
487601870	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure				Non-material per SFIG guidance. Loan will be rated a B.			3d7a4faa-68ab-4808-9152-147e85278cba
487601870	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B - The final Closing Disclosure does not reflect a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
																	Non-material per SFIG guidance. Loan will be rated a B.			3d7a4faa-68ab-4808-9152-147e85278cba
487601870	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02262018: CDA Received, supports appraised value.			3d7a4faa-68ab-4808-9152-147e85278cba
487601870	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.			3d7a4faa-68ab-4808-9152-147e85278cba
491455637	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Flood cert Fee was not reflected in Section B despite evidence of Flood certificate in the file. The Flood cert Fees should be disclosed in Section B of the closing disclosure or an attestation the no fees were allocated to the loan transaction must be provided.
																	01/30/2018: Exception is deemed non-material with a final rating of a B.			0e30d7ad-055b-4d35-9e40-164bb3222875
491455637	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects Transfer taxes of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects Transfer taxes of $XXX resulting in a $XX refund due for cure.				01/30/2018: Final CD provided shows sufficient cost to cure of $XX.			0e30d7ad-055b-4d35-9e40-164bb3222875
491455637	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.				01/30/2018: Exception is deemed non-material with a final rating of a B.			0e30d7ad-055b-4d35-9e40-164bb3222875
491455637	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing Loan Estimates that correspond with the Change of Circumstances provided in file dated XX/XX/XXXX and XX/XX/XXXX.	02/09/2018: LE's			02/09/2018: Lender provided LE dated XX/XX/XXXX and XX/XX/XXXX. Exception cleared.			0e30d7ad-055b-4d35-9e40-164bb3222875
491455637	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/13/2018: CDA Received, supports appraised value.			0e30d7ad-055b-4d35-9e40-164bb3222875
493065567	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			3b7b0dd5-c86a-4a40-a92c-16c7a46be967
493065567	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018L CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.			3b7b0dd5-c86a-4a40-a92c-16c7a46be967
493065567	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.	01/22/2018: Please see attached condition
2/23/18:  Updated FEMA Program Selection.  Inspection not required.01/22/2018: Client provided the Affidavit of No Damage, dated XX/XX/XXXX, which was located in the loan file. Provide the post incident inspection that verifies the property did not sustain any damage. Exception remains.
3b7b0dd5-c86a-4a40-a92c-16c7a46be967
493095359	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender and Broker.				01/18/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies			6af42b7e-bf2d-4dba-bd62-187bb0d8fbb0
493095359	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX.				01/18/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies			6af42b7e-bf2d-4dba-bd62-187bb0d8fbb0
493095359	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Certification Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood certificate in the file. The Credit Report Fee and Flood Certificate Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
6af42b7e-bf2d-4dba-bd62-187bb0d8fbb0
493095359	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The funding CD section F pre-paid items is missing the number of months being collected for property taxes.				01/18/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies			6af42b7e-bf2d-4dba-bd62-187bb0d8fbb0
493095359	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The Appraisal CDA Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			6af42b7e-bf2d-4dba-bd62-187bb0d8fbb0
493095359	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.			6af42b7e-bf2d-4dba-bd62-187bb0d8fbb0
494753691	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a maximum DTI of 43.00%.  Due to the miscalculation of debts, the actual DTI is XX.XX%. The loan file contains evidence of taxes and insurance for the departing residence which reflected a monthly payment of $XXX.XX for taxes and $XXX.XX for hazard insurance. The final application and 1008 reflects the lender used $XXX.XX total for taxes and insurance for the departing residence. DTI cannot exceed 43.00% for the loan to be classified as a Qualified Mortgage.
														03/01/2018: Attached			03/01/2018: Lender provided copy of updated AUS, 2 months IRA distribution for additional income, update 1003 and 1008 reflecting DTI less than 43%. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Years in Primary Residence Borrower has resided in primary residence for 27 years
8d5b53e5-9c41-4bad-8726-195cfd47c5cc
494753691	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
														03/02/2018: Attached.			03/02/2018: Lender provided fraud search. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Years in Primary Residence Borrower has resided in primary residence for 27 years
8d5b53e5-9c41-4bad-8726-195cfd47c5cc
494753691	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure
Missing evidence HUD Homeownership Counseling Disclosure provided within 3 business days of application. File contains evidence the organizational list was provided however no evidence the actual disclosure was provided.
02/28/2018: Auditor re-reviewed and disclosure located. Condition rescinded. 02/26/2018- Exception is deemed non material and loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Years in Primary Residence Borrower has resided in primary residence for 27 years
8d5b53e5-9c41-4bad-8726-195cfd47c5cc
494753691	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. A detailed list of services which corresponds to the LE for services the borrower is permitted to shop for is missing. No Cure - Missing document not provided.				02/26/2018-Exception is deemed non material and loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Years in Primary Residence Borrower has resided in primary residence for 27 years
8d5b53e5-9c41-4bad-8726-195cfd47c5cc
494753691	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Flood Certification fee was not reflected in Section B of the Closing CD despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/26/2018- Exception is deemed non material and loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Years in Primary Residence Borrower has resided in primary residence for 27 years
8d5b53e5-9c41-4bad-8726-195cfd47c5cc
494753691	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA missing from the file				2/26/2018: CDA Received, supports appraised value.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Years in Primary Residence Borrower has resided in primary residence for 27 years
8d5b53e5-9c41-4bad-8726-195cfd47c5cc
495984571	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal completion certificate (442)
The appraisal dated XX/XX/XXXX shows report completion status "as-is". There is also a sentence written in that states, "The report is subject to the completion of construction" and the utilities turned on. Photos of subject reflect subject property is incomplete.
02/12/2018: 1040D completion report 02/05/2018: Updated Appraisal
02/14/2018: The XXX was provided indicating completion of the construction and the utilities were turned. Exception clear.  02/05/2018: Lender provided a copy of the appraisal; however, it reflects the property as subject to.  Photos also reflect the property is not complete.  Exception remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 25.32%; Reserves are higher than guideline minimum UW Guides require 6 (+ 2 months additional property) months reserves, loan qualified with 236.42 months reserves
21dbf0ce-7a1a-4625-9c3e-1e17344b62ff
495984571	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	Written VOE in file is expired per guidelines. Additional conditions may apply.	02/22/2018: Please explain why the VOE completed XX/XX is unacceptable. 01/31/2018: VERBAL VOE
03/01/2018 Further review indicates the income was also supported with current pays tubs, and Lender confirmed employment the day prior to closing. WVOE not required to qualify income since current pay stubs, W2 statements and a VVOE was provided. Condition cleared. 02/23/2018: The Verbal VOE is sufficient for meeting the guideline requirement for verbal verification within 10 days of closing; however, the maximum age of documents per guidelines is 120 days.  The Written VOE is greater than 120 days old and bonus income was used for loan qualification; therefore, is required and is outside of maximum age of documents.  Exception remains.02/02/2018: Lender provided a Verbal VOE; however, the Written VOE is over 120 days old.  The maximum age of documents per guidelines is 120 days.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 25.32%; Reserves are higher than guideline minimum UW Guides require 6 (+ 2 months additional property) months reserves, loan qualified with 236.42 months reserves
21dbf0ce-7a1a-4625-9c3e-1e17344b62ff
495984571	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender.				02/16/2018: Lender provided initial disclosure which included an unsigned ABD. Exception remains.01/22/2018: This finding is deemed non-material and rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 25.32%; Reserves are higher than guideline minimum UW Guides require 6 (+ 2 months additional property) months reserves, loan qualified with 236.42 months reserves
21dbf0ce-7a1a-4625-9c3e-1e17344b62ff
495984571	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Document Error	Homeowner Association Dues Fee listed in section F should be listed in section H.				01/22/2018: This finding is deemed non-material and rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 25.32%; Reserves are higher than guideline minimum UW Guides require 6 (+ 2 months additional property) months reserves, loan qualified with 236.42 months reserves
21dbf0ce-7a1a-4625-9c3e-1e17344b62ff
495984571	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	01/31/2018: Rate Lock Agreement issued X/XX and signed XX/XXXX			02/02/2018: Upon further review, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 25.32%; Reserves are higher than guideline minimum UW Guides require 6 (+ 2 months additional property) months reserves, loan qualified with 236.42 months reserves
21dbf0ce-7a1a-4625-9c3e-1e17344b62ff
495984571	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for QM due to WVOE in file expiring prior to Note date.	01/31/2018: VERBAL VOE			02/02/2018: Upon further review, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 25.32%; Reserves are higher than guideline minimum UW Guides require 6 (+ 2 months additional property) months reserves, loan qualified with 236.42 months reserves
21dbf0ce-7a1a-4625-9c3e-1e17344b62ff
495984571	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure (Broker) not provided within 3 business days of application date and not executed.				01/22/2018: This finding is deemed non-material and rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 25.32%; Reserves are higher than guideline minimum UW Guides require 6 (+ 2 months additional property) months reserves, loan qualified with 236.42 months reserves
21dbf0ce-7a1a-4625-9c3e-1e17344b62ff
495984571	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the Final disclosure. All loan costs associated with the transaction must be listed in a table under the heading "Loan Costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(I) through (5).}
01/22/2018: This finding is deemed non-material and rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 25.32%; Reserves are higher than guideline minimum UW Guides require 6 (+ 2 months additional property) months reserves, loan qualified with 236.42 months reserves
21dbf0ce-7a1a-4625-9c3e-1e17344b62ff
495984571	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				2/13/2018: CDA Received, supports appraised value.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 25.32%; Reserves are higher than guideline minimum UW Guides require 6 (+ 2 months additional property) months reserves, loan qualified with 236.42 months reserves
21dbf0ce-7a1a-4625-9c3e-1e17344b62ff
496901760	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final Closing Disclosure does not reflect a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
																	Non-material per XXXX guidance. Loan will be rated a B.			41c365f9-c449-4aa0-bb99-1e2b55511c54
496901760	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD does not disclose the number of months for which Homeowner's Association Dues were prepaid in Section F.				Non-material per XXXX guidance. Loan will be rated a B.			41c365f9-c449-4aa0-bb99-1e2b55511c54
496901760	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file				02/12/2018: CDA Received, supports appraised value. Exception cleared.			41c365f9-c449-4aa0-bb99-1e2b55511c54
500427405	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property A located on XXXX Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
02/08/2018: lease 02/07/2018: Borrower LOE.
02/08/2018: Lender provided lease agreement.  Exception cleared.02/07/2018: The borrower's letter of explanation indicates that the tenant signed a 12 month contract, please provide copy of contract, exception remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.00 months reserves
84c755cf-d7b8-4b51-908b-1e7b21ab3a62
500427405	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Sale of Previous Property
File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application netted sufficient cash to close and/or reserves. (The HUD-1 in file is not executed)
														01/24/2018: signed HUD			01/25/2018: Lender provided executed final HUD. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.00 months reserves
84c755cf-d7b8-4b51-908b-1e7b21ab3a62
500427405	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				Exception non-material level B finding.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.00 months reserves
84c755cf-d7b8-4b51-908b-1e7b21ab3a62
500427405	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet				Non-material level B finding.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.00 months reserves
84c755cf-d7b8-4b51-908b-1e7b21ab3a62
500427405	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.00 months reserves
84c755cf-d7b8-4b51-908b-1e7b21ab3a62
502196668	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	There is no evidence of the XX XXXX XXXXX in the file. The desk review is missing from the file.	02/02/2018: The XX XXXX XXXXX is in the file with a score of X.X and no overvalue flags – a desk review is not required per guidelines.			02/05/2018: Upon further review, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 61.00 months reserves
8514b457-4842-4897-a2e3-1e92bc283d02
502196668	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Note	Note in the file is missing page X of X.	01/31/2018: Note with all pages			02/05/2018: Document provided, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 61.00 months reserves
8514b457-4842-4897-a2e3-1e92bc283d02
502196668	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Evidence of Required Equity for Other Financed Properties	The XXXXXXX' guidelines require evidence of XX% equity in departing residence In order to use rental income and/or to calculate number of months' reserves required. Documented equity not provided.
02/02/2018: A property profile on the departure residence was obtained which validates a XX% equity position based on the XXXXXXXX acquisition cost. Use of the property profile to validate the equity position is acceptable.
02/05/2018: Upon further review, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 61.00 months reserves
8514b457-4842-4897-a2e3-1e92bc283d02
502196668	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The flood certification is missing from section X of the final Closing Disclosure. Provide corrected XX and letter of explanation to the Borrower.				Non-material per XXXX guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 61.00 months reserves
8514b457-4842-4897-a2e3-1e92bc283d02
502196668	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/12/2018: XXX Received, supports appraised value. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 61.00 months reserves
8514b457-4842-4897-a2e3-1e92bc283d02
505992000	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information: for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. XXXX and XXXX signed business returns not provided. The entire XXXX business return not provided.
02/05/2018: Lender provided XXXX and XXXX business returns. Exception cleared.
 Years Self Employed UW Guides maximum DTI of 43%, loan qualified with DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.7 months reserves df4e1716-7db6-4a9e-80c2-21422dbb2edf
505992000	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing K-1	Missing K-1's for Business A on the XXXX Schedule E Part II.	01/31/2018: K1s			02/05/2018: Lender provided XXXX and XXXX K1's. Exception cleared.
 Years Self Employed UW Guides maximum DTI of 43%, loan qualified with DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.7 months reserves df4e1716-7db6-4a9e-80c2-21422dbb2edf
505992000	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the broker and lender				01/25/2018: This finding is not material. Loan will be graded B for all agencies
 Years Self Employed UW Guides maximum DTI of 43%, loan qualified with DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.7 months reserves df4e1716-7db6-4a9e-80c2-21422dbb2edf
505992000	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	The Appraisal Disclosure is dated XX/XX/XXXX and the broker’s application date is XX/XX/XXXX.				02/09/2018: Lender provided LE dated 10/18/2018. Exception cleared.01/25/2018: This finding is not material. Loan will be graded B for all agencies
 Years Self Employed UW Guides maximum DTI of 43%, loan qualified with DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.7 months reserves df4e1716-7db6-4a9e-80c2-21422dbb2edf
505992000	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage
Loan does not meet criteria for Qualified Mortgage as XXXX and XXXX signed business returns not provided; the entire XXXX business return not provided; and missing K-1's for Business A on the XXXX Schedule E Part II.
														01/31/2018: 1040s			02/05/2018: Lender provided XXXX and XXXX business returns and K1's. Exception cleared.
 Years Self Employed UW Guides maximum DTI of 43%, loan qualified with DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.7 months reserves df4e1716-7db6-4a9e-80c2-21422dbb2edf
505992000	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The Initial Loan Estimate is dated XX/XX/XXXX and the broker’s application date is XX/XX/XXXX. No cure.	02/08/2018: initial LE XX/XX 01/31/2018: initial LE. provided initial 1003.			02/09/2018: Lender provided LE dated XX/XX/XXXX. Exception cleared.02/05/2018: Lender provided same LE. Missing initial LE from broker for app date of XX/XX/XXXX. Exception remains
 Years Self Employed UW Guides maximum DTI of 43%, loan qualified with DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.7 months reserves df4e1716-7db6-4a9e-80c2-21422dbb2edf
505992000	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance. Loan will be rated a B.
 Years Self Employed UW Guides maximum DTI of 43%, loan qualified with DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.7 months reserves df4e1716-7db6-4a9e-80c2-21422dbb2edf
505992000	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX and the LE dated XX/XX/XXXX reflects an Reinspection Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX and a Reinspection Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														02/23/2018: See attached check/loe/tracking/cd			02/26/2018: Client provided corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Exception cleared.
 Years Self Employed UW Guides maximum DTI of 43%, loan qualified with DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.7 months reserves df4e1716-7db6-4a9e-80c2-21422dbb2edf
505992000	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $XX,XXX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX.
Non-material per SFIG guidance. Loan will be rated a B.
 Years Self Employed UW Guides maximum DTI of 43%, loan qualified with DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.7 months reserves df4e1716-7db6-4a9e-80c2-21422dbb2edf
505992000	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
Lender did not meet the COC re-disclosure timing requirements. The purchase price increased on the Sales Agreement Addendum dated XX/XX/XXXX, however the increase in transfer tax was not disclosed to the borrower until the re-disclosed Closing Disclosure dated XX/XX/XXXX, which exceeds the 3 day COC re-disclosure timing requirements. Refund of $X.XX for cure due.
01/31/2018: provided coc
02/26/2018: After further review, exception cleared.  02/05/2018: Lender provided new COC form disclosing Transfer Tax amount of $XX.XX, however the Transfer Tax on the Final CD is $XX.XX. Exception remains.

 Years Self Employed UW Guides maximum DTI of 43%, loan qualified with DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.7 months reserves df4e1716-7db6-4a9e-80c2-21422dbb2edf
505992000	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 Years Self Employed UW Guides maximum DTI of 43%, loan qualified with DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.7 months reserves df4e1716-7db6-4a9e-80c2-21422dbb2edf
508369252	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing the Lender's Affiliated Business Disclosure.				Non-material per SFIG guidance, loan will be graded a B for all agencies			0ba3a76e-805d-4360-a3cf-26d2fae02d4a
508369252	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet				Non-material per SFIG guidance, loan will be graded a B for all agencies			0ba3a76e-805d-4360-a3cf-26d2fae02d4a
508369252	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certificate Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certificate in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
0ba3a76e-805d-4360-a3cf-26d2fae02d4a
508369252	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE  reflects an appraisal fee of $XXX.XX with no resulting COC for any subsequent disclosures. The CD reflects an appraisal fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	01/19/2018: The Final CD reflects a lender credit of $XX.XX for closing costs above the legal limit and is sufficient. Non-material per SFIG guidance, loan will be graded a B for all agencies.			0ba3a76e-805d-4360-a3cf-26d2fae02d4a
508369252	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order				02/12/2018: CDA Received, supports appraised value. Exception cleared.			0ba3a76e-805d-4360-a3cf-26d2fae02d4a
509148090	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for property #1 on the final application not provided.	02/02/2018: Escrow impounds			02/05/2018: Upon further review, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.80%; Years Self Employed Borrower has 7 years Self Employed; Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 22.50 months reserves
0ee67d19-1217-4f91-a8e7-281cdf19a081
509148090	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance property #1 on the final application not provided.	02/02/2018: Escrow impounds			02/05/2018: Upon further review, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.80%; Years Self Employed Borrower has 7 years Self Employed; Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 22.50 months reserves
0ee67d19-1217-4f91-a8e7-281cdf19a081
509148090	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lenders and Brokers Affiliated Business Disclosure.				1/24/2018: exception is deemed non-material
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.80%; Years Self Employed Borrower has 7 years Self Employed; Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 22.50 months reserves
0ee67d19-1217-4f91-a8e7-281cdf19a081
509148090	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet / Home Loan Toolkit.				1/24/2018: exception is deemed non-material
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.80%; Years Self Employed Borrower has 7 years Self Employed; Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 22.50 months reserves
0ee67d19-1217-4f91-a8e7-281cdf19a081
509148090	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.80%; Years Self Employed Borrower has 7 years Self Employed; Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 22.50 months reserves
0ee67d19-1217-4f91-a8e7-281cdf19a081
509148090	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure dated XX/XX/XXXX indicates the Loan Estimate figure: Total Closing Costs as $XX,XXX.XX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX.XX. Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.80%; Years Self Employed Borrower has 7 years Self Employed; Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 22.50 months reserves
0ee67d19-1217-4f91-a8e7-281cdf19a081
509148090	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception – Missing Lender of Record Date
Lender of Record application date not available in loan file. 30 days prior to note date used and the loan passes compliance testing. Additional findings may occur upon receipt of Lender of Record application date.
														02/02/2018: Application			02/05/2018: Upon further review, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.80%; Years Self Employed Borrower has 7 years Self Employed; Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 22.50 months reserves
0ee67d19-1217-4f91-a8e7-281cdf19a081
509148090	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.80%; Years Self Employed Borrower has 7 years Self Employed; Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 22.50 months reserves
0ee67d19-1217-4f91-a8e7-281cdf19a081
510077966	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	The loan file is missing an executed close out letter to close the HELOC paid at closing.				01/25/2018: Lender provided executed close out letter. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.7 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $X,XXX
6e6ce15f-98bf-4ae6-b922-29277bf1b599
510077966	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/18/2018: This finding is not material. Loan will be graded B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.7 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $X,XXX
6e6ce15f-98bf-4ae6-b922-29277bf1b599
510077966	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.7 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $X,XXX
6e6ce15f-98bf-4ae6-b922-29277bf1b599
510669222	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the lender				01/26/2018: This finding is not material. Loan will be graded B for all agencies			ca3b23d2-0028-4352-bdc5-2ae713faf07d
510669222	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	01/26/2018: This finding is not material under XXXX. Loan will be graded B for all agencies			ca3b23d2-0028-4352-bdc5-2ae713faf07d
510669222	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX resulting in a $X.XX refund due for cure. Cure provided per lender credit on final CD.
																	01/26/2018: Final CD shows a sufficient tolerance cure in the amount of $X.XX. Loan will be graded B for all agencies			ca3b23d2-0028-4352-bdc5-2ae713faf07d
510669222	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/12/2018: CDA Received, supports appraised value. Exception cleared.			ca3b23d2-0028-4352-bdc5-2ae713faf07d
510946432	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	Third party fraud tool missing from file.	02/09/2018: fraud report			02/12/2018: Lender provided a XXXXX XXXXX report. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 47 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.18%; Years in Field Borrower has 10 years in Field
d4d4937e-9d5a-4705-bbb4-2b26aa497d47
510946432	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				“Non-material per SFIG guidance, loan will be graded a B for all agencies”.
 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 47 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.18%; Years in Field Borrower has 10 years in Field
d4d4937e-9d5a-4705-bbb4-2b26aa497d47
510946432	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification fee and Escrow Waiver fee were not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
“Non-material per SFIG guidance, loan will be graded a B for all agencies”.
 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 47 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.18%; Years in Field Borrower has 10 years in Field
d4d4937e-9d5a-4705-bbb4-2b26aa497d47
510946432	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Lender Title Insurance, Title - Notary fee and Title - Settlement/Closing fee are reflected in section C of the final Closing Disclosure. The borrower selected a service provider listed on the WLSP for the title services. All title service fees should be listed in section B of the CD. A Recording fee was not listed in section E of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "other costs". Provide corrected CD and LOE to the Borrower.
“Non-material per SFIG guidance, loan will be graded a B for all agencies”.
 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 47 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.18%; Years in Field Borrower has 10 years in Field
d4d4937e-9d5a-4705-bbb4-2b26aa497d47
510946432	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 47 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.18%; Years in Field Borrower has 10 years in Field
d4d4937e-9d5a-4705-bbb4-2b26aa497d47
511927926	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing appraisal
The Lender's guidelines require an LD Appraisal Department Desk Review on loans over $XMM. The file contains an independent appraisal review; however, not one from the XX Appraisal Department. Investor to review.
														XX/XX/XXXX: desk review			03/02/2018 Lender accepted desk review, final rating will be a B. XX/XX/XXXX: Lender provided appraisal desk review, however XX Appraisal Department Desk Review is required. Exception remains.
 DTI is lower than guideline maximum UW Guides require DTI of 43%, loan approved with 17.94% DTI.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan approved with 46.60 months reserves.; FICO is higher than guideline minimum UW Guides require 720 FICO, loan approved with 790 FICO.
14ba5586-0571-44bf-a1cd-2d6825d3821c
511927926	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.				02/09/2018 - Finding is not material and will be graded B for all agencies.
 DTI is lower than guideline maximum UW Guides require DTI of 43%, loan approved with 17.94% DTI.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan approved with 46.60 months reserves.; FICO is higher than guideline minimum UW Guides require 720 FICO, loan approved with 790 FICO.
14ba5586-0571-44bf-a1cd-2d6825d3821c
511927926	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A flood cert fee was not reflected in Section B of the Closing Disclosure despite evidence of a flood cert in the file.  The flood cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per XXXX guidance. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides require DTI of 43%, loan approved with 17.94% DTI.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan approved with 46.60 months reserves.; FICO is higher than guideline minimum UW Guides require 720 FICO, loan approved with 790 FICO.
14ba5586-0571-44bf-a1cd-2d6825d3821c
511927926	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The Loan Estimate reflects a Verification Paid to 3rd Party Fee of $XX.XX ($XX.XX) in Section B, with no resulting COC for subsequent disclosures. The final CD reflects a Verification Paid to 3rd Party Fee of $XX.XX, resulting in a $X.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														02/22/2018: coy of CD, refund, letter and fed-x			02/22/2018: Lender provided updated CD and verification of refund. Exception cleared.
 DTI is lower than guideline maximum UW Guides require DTI of 43%, loan approved with 17.94% DTI.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan approved with 46.60 months reserves.; FICO is higher than guideline minimum UW Guides require 720 FICO, loan approved with 790 FICO.
14ba5586-0571-44bf-a1cd-2d6825d3821c
511927926	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in Section E of the Final Closing Disclosure does not list the name of the government entity assessing the tax. The payee reflects as County Recorder.				Non-material per XXXX guidance. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides require DTI of 43%, loan approved with 17.94% DTI.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan approved with 46.60 months reserves.; FICO is higher than guideline minimum UW Guides require 720 FICO, loan approved with 790 FICO.
14ba5586-0571-44bf-a1cd-2d6825d3821c
514127818	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $X,XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX . A cost estimator from the insurer was not provided.
														02/21/2018: Replacement Cost Estimator			02/21/2018: Lender provided the Estimated Replacement Cost estimator. Exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 34 months payment history with no late payments reported; Years in Field Borrower has 16 years in the field; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806
c61f8d16-38b0-428a-ba2e-31c623a544d3
514127818	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.				2/2/2018: Exception is deemed non-material with a final rating of a B
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 34 months payment history with no late payments reported; Years in Field Borrower has 16 years in the field; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806
c61f8d16-38b0-428a-ba2e-31c623a544d3
514127818	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Broker.				2/2/2018: Exception is deemed non-material with a final rating of a B
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 34 months payment history with no late payments reported; Years in Field Borrower has 16 years in the field; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806
c61f8d16-38b0-428a-ba2e-31c623a544d3
514127818	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 34 months payment history with no late payments reported; Years in Field Borrower has 16 years in the field; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806
c61f8d16-38b0-428a-ba2e-31c623a544d3
514127818	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 34 months payment history with no late payments reported; Years in Field Borrower has 16 years in the field; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806
c61f8d16-38b0-428a-ba2e-31c623a544d3
514297682	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	General Credit Exception
The Lender's guidelines require six months in the current position and a two-year verification of previous work history when the Borrower has a gap in employment of six months or more. The Borrower was unemployed for more than one year and had been on the current job for only two months at the time of closing.
														02/20/2018: Letter of explanation from borrower			02/21/2018: Lender provided LOX from borrower. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 30.40 months reserves; Years in Field Borrower has 12 years in Field aaacfa3b-545d-4696-8004-37877cf70a15
514297682	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender.				02/12/2018 - Finding is not material and will be graded B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 30.40 months reserves; Years in Field Borrower has 12 years in Field aaacfa3b-545d-4696-8004-37877cf70a15
514297682	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan is missing supporting documentation regarding a gap greater than 6 months. Loan cannot be classified as a Qualified Mortgage.	02/20/2018: Attached is a letter of explanation from borrower			02/21/2018: Upon further review, exception remains.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 30.40 months reserves; Years in Field Borrower has 12 years in Field aaacfa3b-545d-4696-8004-37877cf70a15
514297682	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Flood Certification fee was not reflected in Section B of the Closing CD despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/12/2018: Finding is not material under SFIG. Loan will be graded B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 30.40 months reserves; Years in Field Borrower has 12 years in Field aaacfa3b-545d-4696-8004-37877cf70a15
514297682	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD does not reflect the number of months for which property taxes were prepaid in Section F.				02/12/2018: Finding is not material under XXXX. Loan will be graded B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 30.40 months reserves; Years in Field Borrower has 12 years in Field aaacfa3b-545d-4696-8004-37877cf70a15
514297682	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/28/2018: CDA Received, supports appraised value.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 30.40 months reserves; Years in Field Borrower has 12 years in Field aaacfa3b-545d-4696-8004-37877cf70a15
514469262	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
														02/06/2018: Attached please find the executed tax returns			02/06/2018: Lender provided signed signature pages to business tax returns. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.62%
974f3f62-b7d0-4291-9533-37dc8782cc41
514469262	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/17/2018 - Finding is deemed non-material and graded B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.62%
974f3f62-b7d0-4291-9533-37dc8782cc41
514469262	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan is missing executed business tax returns and does not meet criteria for Qualified Mortgage.	02/06/2018: Attached please find the executed business tax returns.			02/06/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.62%
974f3f62-b7d0-4291-9533-37dc8782cc41
514469262	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/26/2018: CDA Received, supports appraised value
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.62%
974f3f62-b7d0-4291-9533-37dc8782cc41
517775065	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				02/26/2018: Exception is deemed non-material with a final rating of a B.			8611670d-a2f5-4aa0-b4a2-3ad18a6ea2e0
517775065	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Examination fee, Title – Lender Title Insurance fee and Title – Municipal Lien Certificate fee are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
																	02/26/2018: Exception is deemed non-material with a final rating of a B.			8611670d-a2f5-4aa0-b4a2-3ad18a6ea2e0
517775065	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/26/2018:: CDA Received, supports appraised value.			8611670d-a2f5-4aa0-b4a2-3ad18a6ea2e0
518753025	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Written Verification of Employment
Verification of employment for previous employer documenting 2 years of continuous employment is missing from the loan file. Unable to determine any gaps in employment. Two (2) years verified continuous employment required in order for loan to be classified as a Qualified Mortgage.
														01/31/2018: VOE			02/02/2018: Verbal verification of prior employment was provided. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.89%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798
48b3402e-b889-450d-9d66-3d5f85e484d6
518753025	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.				1/19/2018: Finding is deemed non-material and will have a rating of a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.89%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798
48b3402e-b889-450d-9d66-3d5f85e484d6
518753025	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Recording Fee on final CD is $XXX. LE dated XX/XX/XXXX lists fee as $XXX. This fee is in a 10% tolerance section. Lender tolerance cure of $XX is required.  Section J reflects $XX refund which is sufficient.
1/19/2018: Tolerance cure of $XX was reflected in final CD in Section J. Finding is deemed non-material and will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.89%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798
48b3402e-b889-450d-9d66-3d5f85e484d6
518753025	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – Third party valuation tool missing from file, due diligence firm will order.				02/26/2018: CDA Received, supports appraised value.”
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.89%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798
48b3402e-b889-450d-9d66-3d5f85e484d6
520165599	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert XXX was not reflected in section X of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert XXX should be disclosed in section X of the Closing Disclosure or an attestation that no XXX was allocated to the loan transaction must be provided.
																	Non-material per XXXX guidance. Loan will be rated a B.			cd772db1-8ae0-4748-b4f6-3fde2027d211
520165599	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section X of the final Closing Disclosure does not list the name of the government entity assessing the tax.				Non-material per XXXX guidance. Loan will be rated a B.			cd772db1-8ae0-4748-b4f6-3fde2027d211
520165599	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: XXX Received, supports appraised value. Exception cleared.			cd772db1-8ae0-4748-b4f6-3fde2027d211
520263045	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Tax Transcripts	Transcripts not provided for tax year XXXX and XXXX for the business as required per guidelines.	02/13/2018: Tax Transcripts			02/15/2018: The XXXX and XXXX Business Tax Transcripts were provided.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.6 months reserves
d7bbb7c5-d67a-4e61-9ac3-40c9cf7e09d6
520263045	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the lender				01/23/2018: This finding is not material. Loan will be graded B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.6 months reserves
d7bbb7c5-d67a-4e61-9ac3-40c9cf7e09d6
520263045	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per XXXX guidance. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.6 months reserves
d7bbb7c5-d67a-4e61-9ac3-40c9cf7e09d6
520263045	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD reflects incorrect data under the Closing Information section for the field titled Closing Date and Disbursement Date. Cure provided on post consummation CD.				Non-material per XXXX guidance. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.6 months reserves
d7bbb7c5-d67a-4e61-9ac3-40c9cf7e09d6
520263045	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $XX,XXX and Cash to Close as $XXX,XXX.  The most recent Loan Estimate dated XX/XX/XXXX indicates amounts of $XX,XXX and $XXX,XXX, respectively.  Cure provided on post consummation CD.
Non-material per XXXX guidance. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.6 months reserves
d7bbb7c5-d67a-4e61-9ac3-40c9cf7e09d6
520263045	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.6 months reserves
d7bbb7c5-d67a-4e61-9ac3-40c9cf7e09d6
520263045	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a XXXX declared disaster area. Inspection post incident date not provided.				2/23/18: Updated XXXX Program Selection. Inspection not required.`
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.6 months reserves
d7bbb7c5-d67a-4e61-9ac3-40c9cf7e09d6
521040086	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing K-1	Missing K-1 for Business B on XXXX Schedule E Part II. If 25% or greater ownership, additional conditions will apply.	01/31/2018: Please see attached.			02/01/2018: Lender provided XXXX K1. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.33%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.9 months reserves
c96e091d-058d-469a-a072-422d3957d4f6
521040086	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/26/2018: This finding is not material. Loan will be graded B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.33%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.9 months reserves
c96e091d-058d-469a-a072-422d3957d4f6
521040086	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.33%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.9 months reserves
c96e091d-058d-469a-a072-422d3957d4f6
521040086	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD reflects incorrect data under the Closing Information section for the field titled Closing Date. Cure provided on post consummation CD.				01/26/2018: Post Consummation provides a cure. Loan will be graded B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.33%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.9 months reserves
c96e091d-058d-469a-a072-422d3957d4f6
521040086	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.33%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.9 months reserves
c96e091d-058d-469a-a072-422d3957d4f6
521522774	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				2/2/2018: exception is deemed non-material with a final rating of a B			c73e60a7-d40d-46c0-84c2-4aa759908696
521522774	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			c73e60a7-d40d-46c0-84c2-4aa759908696
522035659	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	Lender guidelines reflects a DTI of XX.X%. Due to missing tax returns schedule X, rental income is not included. The actual DTI is XX.XX	02/09/2018: Condition			02/12/2018: Lender provided XXXX and XXXX tax returns. DTI is less than XX% after recalculating rental income. Exception cleared.
 Years in Field Borrower has 20 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 81.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813
f26985f9-1881-4ffe-a4c2-4be2db88d99a
522035659	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
Lender Guidelines require that the Borrower's rental income should be documented with IRS Form 1040 Schedule E. The tax returns with all schedules are missing from the file. Copies of the Borrower's IRS Form 1040 Schedule E is required to fulfill guidelines and QM requirements.
														02/09/2018: Condition			02/12/2018: Lender provided XXXX and XXXX tax returns. Exception cleared.
 Years in Field Borrower has 20 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 81.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813
f26985f9-1881-4ffe-a4c2-4be2db88d99a
522035659	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	01/31/2018: Transcripts attached			02/01/2018: Lender provided 2 years of transcripts. Exception cleared.
 Years in Field Borrower has 20 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 81.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813
f26985f9-1881-4ffe-a4c2-4be2db88d99a
522035659	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/24/2018: Exception is deemed non-material with a final rating of a X.
 Years in Field Borrower has 20 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 81.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813
f26985f9-1881-4ffe-a4c2-4be2db88d99a
522035659	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for QM due to missing rental income documentation and DTI exceeding guideline maximum.	02/09/2018: Condition			02/12/2018: Upon further review, exception cleared.
 Years in Field Borrower has 20 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 81.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813
f26985f9-1881-4ffe-a4c2-4be2db88d99a
522035659	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.
 Years in Field Borrower has 20 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 81.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813
f26985f9-1881-4ffe-a4c2-4be2db88d99a
522464574	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The required Home Loan Toolkit is missing from the loan file.				01/24/2018: This finding has been deemed non-material and will be rated a B.			a7b0e58b-a476-424b-ad7e-4c378a2dcbb1
522464574	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The CD in file is missing the Flood Determination Fee. Settlement fees must all be disclosed to the consumer regardless of who pays them.				11/18/2018: This finding has been deemed non-material and will be rated a B.			a7b0e58b-a476-424b-ad7e-4c378a2dcbb1
522464574	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	3rd party evaluation tool is missing from the loan file.				02/12/2018: CDA Received, supports appraised value. Exception cleared.			a7b0e58b-a476-424b-ad7e-4c378a2dcbb1
525912822	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant is in file but file is missing verification that the Consumer Score Disclosure was provided to the Borrower.				1/24/2018: Exception is deemed non-material with a final rating of a B.			6528caa2-82ef-44e8-9961-4deb55e5beac
525912822	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.				1/24/2018: Exception is deemed non-material with a final rating of a B.			6528caa2-82ef-44e8-9961-4deb55e5beac
525912822	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Organization Counseling Disclosure				1/24/2018: Exception is deemed non-material with a final rating of a B.			6528caa2-82ef-44e8-9961-4deb55e5beac
525912822	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Title Services and recording fee of $XXXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects Title Services and recording fee of $XXXX resulting in a $XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	1/24/2018: Cure provided, exception is deemed non-material with a final rating of a B.			6528caa2-82ef-44e8-9961-4deb55e5beac
525912822	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			6528caa2-82ef-44e8-9961-4deb55e5beac
528801403	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/22/2018: This finding is not material. Loan will be graded B for all agencies			256c02a2-2496-438f-aecb-5133e13c4199
528801403	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording i.e.  Statement from the Title Company and/or Closing Agent.
														XX/XX/XXXX: Attached :)			02/02/2018: Lender provided copy of recorded mortgage. Exception cleared.			256c02a2-2496-438f-aecb-5133e13c4199
528801403	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	01/22/2018: This finding is not material underXXXX. Loan will be graded B for all agencies			256c02a2-2496-438f-aecb-5133e13c4199
528801403	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	No recording fees for the deed and/or mortgage are reflected in Section E of the final closing disclosure.				01/22/2018: This finding is not material under XXXX. Loan will be graded B for all agencies			256c02a2-2496-438f-aecb-5133e13c4199
528801403	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure does not list number of months for which Homeowners Association Dues were prepaid in Section F. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. Additionally, the Title – Owner End. in section H is missing the name of the service provider.
																	01/22/2018: This finding is not material under XXXX. Loan will be graded B for all agencies			256c02a2-2496-438f-aecb-5133e13c4199
528801403	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	XX/XX/XXXX: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.			256c02a2-2496-438f-aecb-5133e13c4199
528816665	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			084de51f-7330-450e-817a-53a85ea93584
528816665	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			084de51f-7330-450e-817a-53a85ea93584
529682108	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property
Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided.  Additional conditions may apply. Only estimated settlement statement in file.
														02/23/2018: Attached.			02/23/2018: Lender provided copy of final HUD1 for sale of departing address. Exception cleared.
 Years on Job Borrower has 11 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.80%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 814
06d99926-a78b-4176-a18c-54251ce7e36f
529682108	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certificate fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certificate in the file. Theses Fees should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/09/2018 - Finding is not material under XXXX. Loan will be graded a B for all agencies
 Years on Job Borrower has 11 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.80%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 814
06d99926-a78b-4176-a18c-54251ce7e36f
529682108	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/27/2018: CDA Received, supports appraised value.
 Years on Job Borrower has 11 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.80%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 814
06d99926-a78b-4176-a18c-54251ce7e36f
530128390	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	An employment verification for the borrower was not provided. Employment verification is required for a loan to be considered QM.	02/08/2018: VOE provided			02/08/2018: Lender provided VOE. Exception cleared.
 DTI is lower than guideline maximum 39.21% DTI < 43% permitted; FICO is higher than guideline minimum 784 FICO score > 700 required; Reserves are higher than guideline minimum 16.1 months PITI reserves > 6 months required
a5ae6d81-32ef-4126-a934-56a12487eebe
530128390	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender Affiliated Business Disclosure.				1/26/2018: Exception is deemed non-material with a final rating of a B
 DTI is lower than guideline maximum 39.21% DTI < 43% permitted; FICO is higher than guideline minimum 784 FICO score > 700 required; Reserves are higher than guideline minimum 16.1 months PITI reserves > 6 months required
a5ae6d81-32ef-4126-a934-56a12487eebe
530128390	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure.				1/26/2018: Exception is deemed non-material with a final rating of a B.
 DTI is lower than guideline maximum 39.21% DTI < 43% permitted; FICO is higher than guideline minimum 784 FICO score > 700 required; Reserves are higher than guideline minimum 16.1 months PITI reserves > 6 months required
a5ae6d81-32ef-4126-a934-56a12487eebe
530128390	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A flood certification fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certification in file. The flood certification should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a LOE and confirmation to borrower.
Non-material per SFIG guidance. Loan will be rated a B.
 DTI is lower than guideline maximum 39.21% DTI < 43% permitted; FICO is higher than guideline minimum 784 FICO score > 700 required; Reserves are higher than guideline minimum 16.1 months PITI reserves > 6 months required
a5ae6d81-32ef-4126-a934-56a12487eebe
530128390	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 DTI is lower than guideline maximum 39.21% DTI < 43% permitted; FICO is higher than guideline minimum 784 FICO score > 700 required; Reserves are higher than guideline minimum 16.1 months PITI reserves > 6 months required
a5ae6d81-32ef-4126-a934-56a12487eebe
530742968	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing copy of XXXXX closing letter.	02/14/2018: Final Title Policy evidencing no HELOC			02/15/2018: Final Title Policy evidenced no HELOC. Exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Borrower has 41.6  years in Field  ; Years in Primary Residence Borrower has resided in subject for 16 years
54cc1e6f-78de-42ee-a705-56bb02ceba47
530742968	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and Insurance for Land XXX.	02/14/2018: I have attached the taxes for the Land XXX. Land does not need to be insured.			02/15/2018: Property taxes were provided. Exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Borrower has 41.6  years in Field  ; Years in Primary Residence Borrower has resided in subject for 16 years
54cc1e6f-78de-42ee-a705-56bb02ceba47
530742968	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Initial Application	The Initial Application is missing.	02/13/2018: Initial Disclosures w/ Initial XX			02/15/2018: The initial 1003 was provided. Exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Borrower has 41.6  years in Field  ; Years in Primary Residence Borrower has resided in subject for 16 years
54cc1e6f-78de-42ee-a705-56bb02ceba47
530742968	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/29/2018: Exception is deemed non-material with a final rating of a B
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Borrower has 41.6  years in Field  ; Years in Primary Residence Borrower has resided in subject for 16 years
54cc1e6f-78de-42ee-a705-56bb02ceba47
530742968	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Counseling Disclosure.				01/29/2018: Exception is deemed non-material with a final rating of a B
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Borrower has 41.6  years in Field  ; Years in Primary Residence Borrower has resided in subject for 16 years
54cc1e6f-78de-42ee-a705-56bb02ceba47
530742968	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial XX is required to be provided to the borrower within X standard business days of application. The Initial XX is dated XX/XX/XXXX and the application date is XX/XX/XXXX.	02/13/2018: Initial Disclosures w/ Initial XX			02/15/2018: Initial XX was provided. Exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Borrower has 41.6  years in Field  ; Years in Primary Residence Borrower has resided in subject for 16 years
54cc1e6f-78de-42ee-a705-56bb02ceba47
530742968	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	XXXX is not found in the file.				Non-material per XXXX guidance. Loan will be rated a B.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Borrower has 41.6  years in Field  ; Years in Primary Residence Borrower has resided in subject for 16 years
54cc1e6f-78de-42ee-a705-56bb02ceba47
530742968	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Flood cert XXXXX was not reflected in Section X despite evidence of Flood certificate in the file. The Flood cert Fee should be disclosed in Section X of the closing disclosure or an attestation the no fees were allocated to the loan transaction must be provided.
Non-material per XXXX guidance. Loan will be rated a B.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Borrower has 41.6  years in Field  ; Years in Primary Residence Borrower has resided in subject for 16 years
54cc1e6f-78de-42ee-a705-56bb02ceba47
530742968	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The XX dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting XXX for any subsequent disclosures. The final XX reflects an Appraisal fee of $XXX and Second Appraisal fee of $XXX resulting in a $XXX refund due for cure.
01/29/2018: Final XX provides sufficient cost to cure of $XXX. Loan will be rated a B.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Borrower has 41.6  years in Field  ; Years in Primary Residence Borrower has resided in subject for 16 years
54cc1e6f-78de-42ee-a705-56bb02ceba47
530742968	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Recording XXX for Deed is missing from Section X of the final Closing Disclosure. Recording fees belong in section X. Taxes and Other Government Fees. Provide corrected XX and LOE to the Borrower.				Non-material per XXXX guidance. Loan will be rated a B.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Borrower has 41.6  years in Field  ; Years in Primary Residence Borrower has resided in subject for 16 years
54cc1e6f-78de-42ee-a705-56bb02ceba47
530742968	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding XXX for XX XX/XX/XXXX as the Loan Amount has increased from $XXX,XXX to $XXX,XXX and Interest Rate from X.XX% to X.XXX%. The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.
														02/14/2018: A XXX is not required when any increases do not cause a tolerance violation.			02/15/2018: After further review, exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Borrower has 41.6  years in Field  ; Years in Primary Residence Borrower has resided in subject for 16 years
54cc1e6f-78de-42ee-a705-56bb02ceba47
530742968	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/12/2018: XXX Received, supports appraised value. Exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months’ payment history with no late payments reported; Years in Field Borrower has 41.6  years in Field  ; Years in Primary Residence Borrower has resided in subject for 16 years
54cc1e6f-78de-42ee-a705-56bb02ceba47
533140350	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated Business Disclosure.				“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			9bf36309-2591-42ee-a47c-5b2b2bc759f4
533140350	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure				“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			9bf36309-2591-42ee-a47c-5b2b2bc759f4
533140350	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	02/08/2018: CDA provided.			02/09/2018: CDA received, supports appraised value, exception cleared.			9bf36309-2591-42ee-a47c-5b2b2bc759f4
533330173	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			6ebdfff0-1b21-45c5-95e7-5e7b60e7011b
533330173	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A flood certification fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in file. The flood certification should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a LOE and confirmation to borrower.
																	“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			6ebdfff0-1b21-45c5-95e7-5e7b60e7011b
533330173	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The file is missing 3rd party review CDA report.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			6ebdfff0-1b21-45c5-95e7-5e7b60e7011b
533330173	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property in Disaster Area – Property located in a FEMA declared disaster area. Inspection post incident date was not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.			6ebdfff0-1b21-45c5-95e7-5e7b60e7011b
534806697	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.
														XX/XX/XXXX: Evidence of sufficient hazard coverage			02/09/2018: Lender provided reconstruction cost estimator. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 24.90 months' reserves; Years on Job Borrower has 10 years on the job; FICO is higher than guideline minimum UW Guidelines require FICO of 700, loan qualified with FICO of 795
0d72082e-bec4-451e-8f88-5ed1e2800d26
534806697	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/29/2018: Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 24.90 months' reserves; Years on Job Borrower has 10 years on the job; FICO is higher than guideline minimum UW Guidelines require FICO of 700, loan qualified with FICO of 795
0d72082e-bec4-451e-8f88-5ed1e2800d26
534806697	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Missing Affiliated Business Disclosure				01/29/2018: Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 24.90 months' reserves; Years on Job Borrower has 10 years on the job; FICO is higher than guideline minimum UW Guidelines require FICO of 700, loan qualified with FICO of 795
0d72082e-bec4-451e-8f88-5ed1e2800d26
534806697	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. No cure.	XX/XX/XXXX: copy of COC			02/08/2018: Lender provided Disclosure tracker reflecting borrower received CD 3 days prior to consummation. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 24.90 months' reserves; Years on Job Borrower has 10 years on the job; FICO is higher than guideline minimum UW Guidelines require FICO of 700, loan qualified with FICO of 795
0d72082e-bec4-451e-8f88-5ed1e2800d26
534806697	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 24.90 months' reserves; Years on Job Borrower has 10 years on the job; FICO is higher than guideline minimum UW Guidelines require FICO of 700, loan qualified with FICO of 795
0d72082e-bec4-451e-8f88-5ed1e2800d26
536123524	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the broker and lender				01/29/2018: This finding is not material. Loan will be graded B for all agencies			ee909cf9-9b90-4d29-b6cf-5ffbfb6df427
536123524	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee and Credit Report fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert and credit report in the file. The Flood Cert fee and Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Additionally, the Second Appraisal Fee and Termite Pest Inspection Fee in section B of the final Closing Disclosure are missing the name of the service provider.
																	Non-material per XXXX guidance. Loan will be rated a B.			ee909cf9-9b90-4d29-b6cf-5ffbfb6df427
536123524	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD reflects incorrect data under the Closing Information section for the field titled Closing Date. Cure provided on post consummation CD.				01/29/2018: Post Consummation provides a cure. Loan will be graded B for all agencies			ee909cf9-9b90-4d29-b6cf-5ffbfb6df427
536123524	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $XX,XXX and Cash to Close as $XX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXXX and $XX,XXXX, respectively. Cure provided on post consummation CD.
																	01/29/2018: Post Consummation provides a cure. Loan will be graded B for all agencies			ee909cf9-9b90-4d29-b6cf-5ffbfb6df427
536123524	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The final CD is missing required data under the Loan Disclosures section for the field titled Escrow Account. The reason why an escrow account was not established is not disclosed. Either the box for "you declined it" or "your lender does not offer one" must be checked.
																	Non-material per XXXX guidance. Loan will be rated a B.			ee909cf9-9b90-4d29-b6cf-5ffbfb6df427
536123524	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			ee909cf9-9b90-4d29-b6cf-5ffbfb6df427
536624329	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 7 business days prior to the note date. The VVOE is greater than 7 days prior to note date.
01/29/2018: Hello - The VOE prior to closing was completed on XX/XX and closing was XX/XX. We are not counting XX/XX or XX/XX as business days as XX/XX was Thanksgiving Day and XX/XX our office was closed. Thank you, XXXXXXXXXXXXXX
01/30/2018: Lender provided explanation of their Office closed days for holiday and provided same VVOE within 10 business days of note date. Exception cleared
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.98%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 dbb15642-0ea1-4f78-bb17-65c676a54345
536624329	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assets are not sourced/seasoned	The statement for account #3 on final application reflects a deposit of $XXXXXX and $XXXXXX on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposit.	01/29/2018: Please see attached bank statement.			01/30/20118: Lender provided same bank statements showing both transfers. Exception cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.98%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 dbb15642-0ea1-4f78-bb17-65c676a54345
536624329	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE	Explanation letter not provided for address discrepancy.	01/29/2018: Address LOE			01/30/2018: Lender provided LOE for address variations. Exception cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.98%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 dbb15642-0ea1-4f78-bb17-65c676a54345
536624329	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.				Non-material per SFIG guidance, loan will be graded a B for all agencies
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.98%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 dbb15642-0ea1-4f78-bb17-65c676a54345
536624329	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B - The final Closing Disclosure does not reflect a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.98%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 dbb15642-0ea1-4f78-bb17-65c676a54345
536624329	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.98%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788 dbb15642-0ea1-4f78-bb17-65c676a54345
536806128	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	Guidelines require one full appraisal and Lender appraisal department desk review with loan amounts > $X,XXX,XXX. Missing Lender's desk review.	02/07/2018: LD Appraisal Department Desk Review provided.			02/07/2018: Upon further review, exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months’ payment history with no late payments reported; Years in Field Borrower has 16 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.01%
d2510cd4-69ca-4bb6-bca0-68b1cdc294e7
536806128	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				The exception is deemed non-material with a final rating of a B.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months’ payment history with no late payments reported; Years in Field Borrower has 16 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.01%
d2510cd4-69ca-4bb6-bca0-68b1cdc294e7
536806128	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Examination Fee, Title - Lender Title Insurance Fee, and Title - Title Searches Fee are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP.  The Title - Examination Fee, Title - Lender Title Insurance Fee, and Title - Title Searches Fee should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
The exception is deemed non-material with a final rating of a B.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months’ payment history with no late payments reported; Years in Field Borrower has 16 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.01%
d2510cd4-69ca-4bb6-bca0-68b1cdc294e7
536806128	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received,			02/12/2018: CDA Received, supports appraised value, exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months’ payment history with no late payments reported; Years in Field Borrower has 16 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.01%
d2510cd4-69ca-4bb6-bca0-68b1cdc294e7
537837109	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/18/2018: This finding is not material. Loan will be graded B for all agencies			8fe3bfe0-46a8-420d-81b0-6bf7ba0ac66e
537837109	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure does not disclose a valid payee for Property Taxes, which were prepaid in Section F.				01/18/2018: Non-material per SFIG guidance. Loan will be graded B for all agencies			8fe3bfe0-46a8-420d-81b0-6bf7ba0ac66e
537837109	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.			8fe3bfe0-46a8-420d-81b0-6bf7ba0ac66e
539436336	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for the borrower.	01/30/2018: VOE			02/01/2018: Lender provided VOE dated with in 10 days of closing. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.20%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; Years on Job Borrower has 11 years on job ba9c6ad0-5b59-49ff-a461-6f4aa9f28240
539436336	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.20%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; Years on Job Borrower has 11 years on job ba9c6ad0-5b59-49ff-a461-6f4aa9f28240
539436336	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	01/30/2018: RATE LOCK			02/01/2018: Upon further review, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.20%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; Years on Job Borrower has 11 years on job ba9c6ad0-5b59-49ff-a461-6f4aa9f28240
539436336	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX.				Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.20%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; Years on Job Borrower has 11 years on job ba9c6ad0-5b59-49ff-a461-6f4aa9f28240
539436336	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certificate Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certificate in the file. The Flood Certificate Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.20%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; Years on Job Borrower has 11 years on job ba9c6ad0-5b59-49ff-a461-6f4aa9f28240
539436336	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The Final CD is missing required data under the Loan Disclosures section for the field titled Escrow Account. The reason why an escrow account was not established not discloses. Either the box for "you declined it" or "your lender does not offer one" must be checked. Lender cured on post close CD.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.20%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; Years on Job Borrower has 11 years on job ba9c6ad0-5b59-49ff-a461-6f4aa9f28240
539436336	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XX reflects a lender credit in the amount of $X,XXX. The lender credit decreased to $XXXX.XX on the CD dated XX/XX/XXXX with no indication of a valid COC to account for the $XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
														01/30/2018: COC			02/01/2018: Lender provided the COC. Rate expired on XX/XX/XXXX and was re-locked on XX/XX/XXXX which caused lender's credits to decrease, valid COC. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.20%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; Years on Job Borrower has 11 years on job ba9c6ad0-5b59-49ff-a461-6f4aa9f28240
539436336	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	01/30/2018: AVM			02/09/2018: CDA Received, supports appraised value. Exception cleared.02/01/2018: The Collateral DNA is not acceptable. Due Diligence firm will order the CDA
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.20%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; Years on Job Borrower has 11 years on job ba9c6ad0-5b59-49ff-a461-6f4aa9f28240
541117513	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/29/2018 - This finding is deemed non material and rated B.			6f6e5278-0e87-4e27-a041-bf986dbcf869
541117513	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued - or an attestation that the Flood Cert Fee is included in the origination of the loan.
																	01/29/2018 - This finding is deemed non material and rated B.			6f6e5278-0e87-4e27-a041-bf986dbcf869
541117513	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			6f6e5278-0e87-4e27-a041-bf986dbcf869
541117513	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.			6f6e5278-0e87-4e27-a041-bf986dbcf869
542020400	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received			01/26/2018: Lender sent in appraisal review documents for CU score greater than 2.5 (X.X). Condition remains.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.47%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.98%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  26.70 months reserves
2c974fb9-b435-4a52-a95c-6f80a222a780
542020400	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	Missing LD Appraisal Review as required per guidelines when CU score is greater than X.X; subject CU score is X.X.	01/25/2018: appraisal conditions			01/26/2018: Lender sent in appraisal review documents. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.47%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.98%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  26.70 months reserves
2c974fb9-b435-4a52-a95c-6f80a222a780
542020400	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.				Non-material per SFIG guidance, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67.47%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.98%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  26.70 months reserves
2c974fb9-b435-4a52-a95c-6f80a222a780
543074327	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $X,XXX,XX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.
														02/19/2018: Please see attached.			02/20/2018: Lender provided an estimated replacement cost estimator. Exception cleared.
 Years Self Employed Borrower has 5 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 16.1 months’ reserves
e1065077-2d26-465c-afa1-6fecc692f79e
543074327	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet	Missing a balance sheet for the XXXXX business listed on the application.	02/23/2018: I do apologize that was not the letter I wanted to provide. Attaches is the corrected XXX XX/XX/XXXX: Please see attached LOX from XXX
02/23/2018: Lender provided XXX letter reflecting businesses are related companies and Balance Sheet is combined.  Exception cleared. 02/20/2018: Lender provided a XXX letter.  A Balance Sheet is still needed.  Exception remains.

 Years Self Employed Borrower has 5 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 16.1 months’ reserves
e1065077-2d26-465c-afa1-6fecc692f79e
543074327	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final XX does not disclose a Flood Cert XXX in Section X despite a flood cert being obtained in the file. The XXX is required to be disclosed or an attestation provided that no XXX was allocated to the transaction.
02/16/2018 - Finding is not material under XXXX. Loan will be graded B for all agencies.
 Years Self Employed Borrower has 5 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 16.1 months’ reserves
e1065077-2d26-465c-afa1-6fecc692f79e
543074327	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer taxes listed in section X of the final Closing Disclosure do not list the name of the government entity assessing the tax.				02/16/2018 - Finding is not material under XXXX. Loan will be graded B for all agencies.
 Years Self Employed Borrower has 5 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 16.1 months’ reserves
e1065077-2d26-465c-afa1-6fecc692f79e
543074327	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final XX discloses a specific XXXXXX credit for Owner's Policy in Section X versus the seller-paid column of Section X.				02/16/2018 - Finding is not material under XXXX. Loan will be graded B for all agencies.
 Years Self Employed Borrower has 5 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 16.1 months’ reserves
e1065077-2d26-465c-afa1-6fecc692f79e
543074327	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/27/2018: XXX Received: supports appraised value.
 Years Self Employed Borrower has 5 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 16.1 months’ reserves
e1065077-2d26-465c-afa1-6fecc692f79e
545295770	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure.				01/24/218: Exception is deemed non-material with a final rating of a B.			58f9f94b-6828-40a8-a162-70b4dcfa1f23
545295770	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender did not include the HOA of $X.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
																	01/24/218: Exception is deemed non-material with a final rating of a B.			58f9f94b-6828-40a8-a162-70b4dcfa1f23
545295770	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on final Closing Disclosure is missing the explanation HOA for the field Other.				01/24/218: Exception is deemed non-material with a final rating of a B.			58f9f94b-6828-40a8-a162-70b4dcfa1f23
545295770	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/26/2018: CDA Received, supports appraised value.			58f9f94b-6828-40a8-a162-70b4dcfa1f23
547948732	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	01/25/2018: Please see attached Condo Q			01/26/2018: Lender provided Condo Questionnaire. Condition cleared
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report verifies 45 months’ payment history with no late payments reported; Years Self Employed Borrower has been self-employed for 13.24 years; Years in Primary Residence Borrower has resided in subject for 8 years; Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 23.18 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.66%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 57.87%
939fc0b4-45b5-41bc-83cd-74896f9ecdcd
547948732	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing K-1	Missing K-1 for Business C on XXXX Schedule E Part II. If 25% or greater ownership, additional conditions will apply.	01/29/2018: Please see attached. Thanks!			01/30/2018: Lender provided missing K1. Exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report verifies 45 months’ payment history with no late payments reported; Years Self Employed Borrower has been self-employed for 13.24 years; Years in Primary Residence Borrower has resided in subject for 8 years; Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 23.18 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.66%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 57.87%
939fc0b4-45b5-41bc-83cd-74896f9ecdcd
547948732	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/22/2018: This finding is not material. Loan will be graded B for all agencies
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report verifies 45 months’ payment history with no late payments reported; Years Self Employed Borrower has been self-employed for 13.24 years; Years in Primary Residence Borrower has resided in subject for 8 years; Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 23.18 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.66%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 57.87%
939fc0b4-45b5-41bc-83cd-74896f9ecdcd
547948732	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Right To Cancel Form	Right to Cancel form is missing from the file.	01/25/2018: Please see attached RTC Form			01/26/2018: Lender provided Right To Cancel Form. Condition cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report verifies 45 months’ payment history with no late payments reported; Years Self Employed Borrower has been self-employed for 13.24 years; Years in Primary Residence Borrower has resided in subject for 8 years; Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 23.18 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.66%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 57.87%
939fc0b4-45b5-41bc-83cd-74896f9ecdcd
547948732	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Missing K-1 for Business C on XXXX Schedule E Part II which is required for the loan to be classified as a Qualified Mortgage.	01/25/2018: Please see our compliance ease report. Loan passes QM - please advise? Thanks!			01/26/2018: Changed to clear as finding is in Credit Rating tab.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report verifies 45 months’ payment history with no late payments reported; Years Self Employed Borrower has been self-employed for 13.24 years; Years in Primary Residence Borrower has resided in subject for 8 years; Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 23.18 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.66%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 57.87%
939fc0b4-45b5-41bc-83cd-74896f9ecdcd
547948732	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018L CDA received			02/12/2018: CDA Received, supports appraised value, exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report verifies 45 months’ payment history with no late payments reported; Years Self Employed Borrower has been self-employed for 13.24 years; Years in Primary Residence Borrower has resided in subject for 8 years; Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 23.18 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.66%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 57.87%
939fc0b4-45b5-41bc-83cd-74896f9ecdcd
548281999	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Lease agreement
Missing current lease/rental agreement for rental property B located on XXXX Schedule X part X. Per appendix Q, both IRS Form XXXX Schedule X and a current lease/rental agreement is required.  If lease agreement is expired and the lease agreement is month to month, verification of the most recent XX months rental income is required; in order for the loan to be classified as a Qualified Mortgage.  (File only contains evidence of X months recent payments)
														02/11/2018: Please see attached for your review. Thank you :)			02/12/2018: Lender provided lease agreement. Exception cleared.			713dce71-6f8c-4da7-99a0-799c62d62974
548281999	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				Exception is deemed non-material with a final rating of "B."			713dce71-6f8c-4da7-99a0-799c62d62974
548281999	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
														01/31/2018: Final Title Policy provided.			02/02/2018: Final Title Policy with recording information for subject loan provided, exception cleared.			713dce71-6f8c-4da7-99a0-799c62d62974
548281999	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section X of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "XXXX XXXXX". The table shall contain the items and amounts listed under four subheadings, described in paragraph (X)Xi) through (X).
																	Exception is deemed non-material with a final rating of "B."			713dce71-6f8c-4da7-99a0-799c62d62974
548281999	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Lender Title Insurance, Title - Notary Fee, and Title - Settlement/Closing fees are reflected in section X of the final Closing Disclosure dated XX/XX/XXXX.  The borrower selected a service provider from the XXXX for the Title - Lender Title Insurance, Title - Notary Fee, and Title - Settlement/Closing fees. The Title - Lender Title Insurance, Title - Notary Fee, and Title - Settlement/Closing fees should be listed in section X of the XX.  Provide corrected XX and LOE to the Borrower.
																	Exception is deemed non-material with a final rating of "B."			713dce71-6f8c-4da7-99a0-799c62d62974
548281999	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/12/2018: XXX Received, supports appraised value. Exception cleared.			713dce71-6f8c-4da7-99a0-799c62d62974
550615375	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal
The Lender's guidelines require an appraisal and LD Appraisal Department desk review when the CU Risk Score is greater than X.X. The CU Risk Score is X and the loan file is missing the LD Appraisal Department desk review.
														XX/XX/XXXX: Appraisal Review			01/30/2018: Lender provided acceptable Appraisal Review form. Exception cleared.
 DTI is lower than guideline maximum UW Guides require DTI of 43%, loan qualified with DTI of 23.03%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.60 months reserves; Years on Job The Borrower has 10 years on the job.
ec0939df-ec84-4d33-9ccc-c82b16742c64
550615375	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/19/2018 - Finding is deemed non-material and graded B for all agencies.
 DTI is lower than guideline maximum UW Guides require DTI of 43%, loan qualified with DTI of 23.03%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.60 months reserves; Years on Job The Borrower has 10 years on the job.
ec0939df-ec84-4d33-9ccc-c82b16742c64
550615375	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. The initial CD is dated XX/XX/XXXX and the consummation date is less than X days later. The CD was not acknowledged by the Borrowers.
														01/29/2018: Disclosure Tracking attached confirming borrower consent			01/30/2018: Same disclosure tracking report provided showing borrower viewed and consented to Initial CD. Exception cleared.
 DTI is lower than guideline maximum UW Guides require DTI of 43%, loan qualified with DTI of 23.03%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.60 months reserves; Years on Job The Borrower has 10 years on the job.
ec0939df-ec84-4d33-9ccc-c82b16742c64
550615375	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final CD does not disclose a Flood Cert Fee despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction.				01/19/2018 - Finding is deemed non-material and graded B for all agencies.
 DTI is lower than guideline maximum UW Guides require DTI of 43%, loan qualified with DTI of 23.03%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.60 months reserves; Years on Job The Borrower has 10 years on the job.
ec0939df-ec84-4d33-9ccc-c82b16742c64
550615375	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section  of the final Closing Disclosure indicates the Loan Estimate figure Total Closing as $XX,XXX.XX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX.XX.

 DTI is lower than guideline maximum UW Guides require DTI of 43%, loan qualified with DTI of 23.03%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.60 months reserves; Years on Job The Borrower has 10 years on the job.
ec0939df-ec84-4d33-9ccc-c82b16742c64
550615375	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD does not reflect a valid payee for the XXXXXXX XXXX XXXXXX XXXXX XXX XXXXXX XXXX XXXXXXX XXXXXX in Section H.				01/19/2018 - Finding is deemed non-material and graded B for all agencies.
 DTI is lower than guideline maximum UW Guides require DTI of 43%, loan qualified with DTI of 23.03%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.60 months reserves; Years on Job The Borrower has 10 years on the job.
ec0939df-ec84-4d33-9ccc-c82b16742c64
550615375	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 DTI is lower than guideline maximum UW Guides require DTI of 43%, loan qualified with DTI of 23.03%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.60 months reserves; Years on Job The Borrower has 10 years on the job.
ec0939df-ec84-4d33-9ccc-c82b16742c64
552411483	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
Fraud Report provided is missing loan participant searches for the appraiser. The guidelines require loan participant searches for the buyer, seller, listing, agent, selling agent, appraiser and loan originator.
														02/19/2018: Please see attached.			02/20/2018: Fraud searched provided for Appraiser, exception cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves; loan qualified with 18 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%; loan qualified with DTI of 39.33%; FICO is higher than guideline minimum UW guides require FICO of 700; loan qualified with FICO of 702
9c3e6614-2bb5-4ab1-9156-8161e37035ec
552411483	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	01/31/2018: Please see attached.			02/02/2018: Affiliated Business Disclosure provided, exception cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves; loan qualified with 18 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%; loan qualified with DTI of 39.33%; FICO is higher than guideline minimum UW guides require FICO of 700; loan qualified with FICO of 702
9c3e6614-2bb5-4ab1-9156-8161e37035ec
552411483	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
A Flood Certification Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certification in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

02/02/2018 - Incorrect exception was issued, exception should read Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B. Non-material per SGIF guidance. Loan will be graded B for all agencies.

 Reserves are higher than guideline minimum UW guides require 6 months reserves; loan qualified with 18 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%; loan qualified with DTI of 39.33%; FICO is higher than guideline minimum UW guides require FICO of 700; loan qualified with FICO of 702
9c3e6614-2bb5-4ab1-9156-8161e37035ec
552411483	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX resulting in a $XX refund due for cure.  Cure provided per lender credit on final CD.
01/19/2018: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.”
 Reserves are higher than guideline minimum UW guides require 6 months reserves; loan qualified with 18 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%; loan qualified with DTI of 39.33%; FICO is higher than guideline minimum UW guides require FICO of 700; loan qualified with FICO of 702
9c3e6614-2bb5-4ab1-9156-8161e37035ec
552411483	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves; loan qualified with 18 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%; loan qualified with DTI of 39.33%; FICO is higher than guideline minimum UW guides require FICO of 700; loan qualified with FICO of 702
9c3e6614-2bb5-4ab1-9156-8161e37035ec
552411483	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.
 Reserves are higher than guideline minimum UW guides require 6 months reserves; loan qualified with 18 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%; loan qualified with DTI of 39.33%; FICO is higher than guideline minimum UW guides require FICO of 700; loan qualified with FICO of 702
9c3e6614-2bb5-4ab1-9156-8161e37035ec
553895206	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Business Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information: for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. The loan file does not contain all pages of the XXXX business tax return for Business B reflected on XXXX Schedule E Part II.
														01/24/2018: XXXX business tax return02/05/2018: XXXX COMPLETE TAX RETURNS			01/25/2018: Lender provided XXXX 1040 returns. Condition remains.02/05/2018: Lender provided XXXX K1 reflecting borrower owns less than 25% ownership in partnership. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 204.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%; Years in Field Borrower has 20 years in Field
3833dcca-410e-465a-b852-835898c917e6
553895206	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing K-1	Missing 2015 K-1's for Business A on XXXX Schedule E Part II.	02/08/2018: XXXX K1 01/24/2018: XXXX K102/05/2018: XXXX K1 02/05/2018: XXXX K1
02/08/2018: Lender provided XXXX K1.  Exception cleared.01/25/2018: Lender provided XXXX K1's for Business A & B (Business A XXXX K1's missing) updated finding. Condition remains.02/05/2018: Lender provided XXXX K1.  The XXXX K1 still needed for business A.  Exception remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 204.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%; Years in Field Borrower has 20 years in Field
3833dcca-410e-465a-b852-835898c917e6
553895206	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the broker and lender.				01/19/2018: This finding is not material. Loan will be graded B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 204.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%; Years in Field Borrower has 20 years in Field
3833dcca-410e-465a-b852-835898c917e6
553895206	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage
Per Appendix Q, Self-employed consumers must provide the following information: for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. The loan file does not contain all pages of the XXXX business tax return for Business B reflected on XXXX Schedule E Part II. Additionally, missing XXXX K-1's for Business A on XXXX Schedule E Part II.
01/24/2018: tax return02/05/2018: COMPLETE TAX RETURNS
01/25/2018: Lender provided XXXX 1040 & XXXX K1's for Business A & B (Business A XXXX K1's missing, XXXX Business B Business returns not provided) updated finding. Condition remains.02/05/2018: Upon further review exception cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 204.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%; Years in Field Borrower has 20 years in Field
3833dcca-410e-465a-b852-835898c917e6
553895206	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee and Credit Report Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert and credit report in the file. The Flood Cert fee and Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Additionally, the Wire fee charged by the settlement service provider in section B of the final Closing Disclosure is missing the introductory description "Title - " Section 1026.37(f)(2) of the regulation indicates: For any item that is a component of title insurance or is for conducting the closing, the introductory description “Title —” shall appear at the beginning of the label for that item.
01/19/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 204.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%; Years in Field Borrower has 20 years in Field
3833dcca-410e-465a-b852-835898c917e6
553895206	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $XX,XXX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX. Cure provided on post consummation CD.
														01/24/2018: Post Consummation CD			01/19/2018: Post Consummation provides a cure. Loan will be graded B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 204.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%; Years in Field Borrower has 20 years in Field
3833dcca-410e-465a-b852-835898c917e6
553895206	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 204.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%; Years in Field Borrower has 20 years in Field
3833dcca-410e-465a-b852-835898c917e6
553895206	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 204.8 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%; Years in Field Borrower has 20 years in Field
3833dcca-410e-465a-b852-835898c917e6
554070877	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided.	02/13/2018: Loan was approved using W-2 income and tax transcripts/tax returns are not required per our guidelines. Please review.			02/20/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Years in Field Borrower has 10 years in Field
99a539fb-7d7f-44c6-a44c-83ea05d5a5be
554070877	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	02/13/2018: Loan was approved using W-2 income and tax transcripts/tax returns are not required per our guidelines. Please review.			02/20/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Years in Field Borrower has 10 years in Field
99a539fb-7d7f-44c6-a44c-83ea05d5a5be
554070877	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing W-2	Lender's guidelines require 2 years' W-2. Two years' W-2 not provided. File is missing XXXX & XXXX W2.	02/13/2018: XXXX & XXXX W-2's			02/14/2018: XXXX & XXXX W-2's were provided. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Years in Field Borrower has 10 years in Field
99a539fb-7d7f-44c6-a44c-83ea05d5a5be
554070877	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan is missing previous years W2 and executed tax returns.	02/13/2018: XXXX & XXXX W-2's. Loan was approved using W-2 income and tax transcripts/tax returns are not required per our guidelines. Please review.			02/20/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Years in Field Borrower has 10 years in Field
99a539fb-7d7f-44c6-a44c-83ea05d5a5be
554070877	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/19/2018: Non-material, loan will be rated a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Years in Field Borrower has 10 years in Field
99a539fb-7d7f-44c6-a44c-83ea05d5a5be
554070877	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Years in Field Borrower has 10 years in Field
99a539fb-7d7f-44c6-a44c-83ea05d5a5be
554259927	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assets are not sourced/seasoned
The statement for account #2 on final application reflects several transfers from another account not listed on 1003.  There is no evidence in the file documenting the source of these deposits. Additional Conditions may apply.
														02/08/2018: source of assets			02/09/2018: Upon further review, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; LTV is lower than guideline maximum : UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69%; Years Self Employed Borrower has been self employed for 11 years
885a8262-229b-4524-aacd-84dfe242b79d
554259927	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Schedule C Business of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
														02/08/2018: profit & Loss Statement and Balance Sheet			02/09/2018: Lender provided balance sheet. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; LTV is lower than guideline maximum : UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69%; Years Self Employed Borrower has been self employed for 11 years
885a8262-229b-4524-aacd-84dfe242b79d
554259927	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Schedule C Business of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
														02/08/2018: profit & Loss Statement and Balance Sheet			02/09/2018: Lender provided Profit & Loss Statement. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; LTV is lower than guideline maximum : UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69%; Years Self Employed Borrower has been self employed for 11 years
885a8262-229b-4524-aacd-84dfe242b79d
554259927	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing K-1	Missing K-1's for Business A on XXXX Schedule C Part II. If 25% or greater ownership, additional conditions will apply.	02/08/2018: K1			02/09/20187: Lender provided XXXX K1. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; LTV is lower than guideline maximum : UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69%; Years Self Employed Borrower has been self employed for 11 years
885a8262-229b-4524-aacd-84dfe242b79d
554259927	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender and Broker or verification of no affiliates.				01/26/2018 - This finding is deemed non material and rated B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; LTV is lower than guideline maximum : UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69%; Years Self Employed Borrower has been self employed for 11 years
885a8262-229b-4524-aacd-84dfe242b79d
554259927	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee and appraisal review fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert and appraisal review in the file.  The Flood Cert fee and appraisal review fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert Fee and appraisal review fee is included in the origination of the loan.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; LTV is lower than guideline maximum : UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69%; Years Self Employed Borrower has been self employed for 11 years
885a8262-229b-4524-aacd-84dfe242b79d
554259927	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing the initial LE the corresponds to the Intent to Proceed.	02/08/2018: INITIAL LE			02/09/2018: Initial LE provided. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; LTV is lower than guideline maximum : UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69%; Years Self Employed Borrower has been self employed for 11 years
885a8262-229b-4524-aacd-84dfe242b79d
554259927	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The State License and name of the Borrowers Real Estate Broker, Sellers Real Estate broker and Settlement Agent is missing.  Provide re-disclosed CD and letter of explanation.
01/26/2018 - This finding is deemed non material and rated B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; LTV is lower than guideline maximum : UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69%; Years Self Employed Borrower has been self employed for 11 years
885a8262-229b-4524-aacd-84dfe242b79d
554259927	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	File is missing third party valuation.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; LTV is lower than guideline maximum : UW Guides maximum CLTV of 90%, loan qualified with CLTV of 69%; Years Self Employed Borrower has been self employed for 11 years
885a8262-229b-4524-aacd-84dfe242b79d
556860998	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure in file provided by the Lender is not executed.				1/22/2018: Finding is deemed non-material and will have a B rating for all agencies.			74f4d8fe-0485-4bc4-a0a0-8782b609c53b
556860998	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Lender Post closing Refund to Cure insufficient to cover in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)	Appraisal Fee on final CD is $XXX. LE dated XX/XX/XXXX lists fee as $XXX. This fee is in a 0% tolerance section. Lender tolerance cure of $XX is required. Section J reflects $XX tolerance cure.				1/22/2018: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a B for all agencies.			74f4d8fe-0485-4bc4-a0a0-8782b609c53b
556860998	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			74f4d8fe-0485-4bc4-a0a0-8782b609c53b
557603050	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Housing History	Gudielines require satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM/VOR required to verify.	01/25/2018: VOR			01/26/2018: Lender provided VOR. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.6 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787
0e86acb6-e5c5-4b7b-8253-8c1ad9ee193d
557603050	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.6 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787
0e86acb6-e5c5-4b7b-8253-8c1ad9ee193d
557603050	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.6 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787
0e86acb6-e5c5-4b7b-8253-8c1ad9ee193d
561433885	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				2/1/2018: exception is deemed non-material with a final rating of a “2”			6c58b785-4ae0-48fe-80f0-8ec3b1f9f842
561433885	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018L CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			6c58b785-4ae0-48fe-80f0-8ec3b1f9f842
562256700	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	01/31/2018: Final XXXX attached			02/05/2018: Lender provided Final XXXX. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 36.18%
de95a760-f40f-4241-8376-9394ebfed9e1
562256700	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification XXX was not listed in section X of the Final disclosure. All loan costs associated with the transaction must be listed in a table under the heading "XXXX XXXXX". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(I) through (5).}
01/19/2018: This finding is deemed non-material and rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 36.18%
de95a760-f40f-4241-8376-9394ebfed9e1
562256700	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The most recent XX does not reflect a Title-Notary Fee with no resulting CoC for any subsequent disclosures. The Final XX reflects a Title-Notary Fee of $XXX.XX resulting in a $XXX.XX0 refund due for cure.  Provide corrected XX, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

02/27/2018: CD reflecting lender credit of $XXX.XX FedEx Tracking - Delivered to borrower 02/27/2018: FedEx Tracking - Delivered to borrower and XX reflecting lender credit of $XXX.XX0.  02/22/2018: CD reflecting lender credit of $XXX.XX 02/14/2018: LOE to borrower, Check to Borrower

02/28/2018: Lender provided corrected XX and proof of delivery.  Exception cleared.  02/28/2018: Lender provided proof of delivery and corrected CD. Exception cleared.  02/22/2018: Lender provided XX evidencing $XXX.XX credit; however, still need proof of delivery to the borrower with evidence of refund.  Exception remains.02/15/2018: The evidence of refund to the Borrower and the letter of explanation were provided. Please provide the corrected XX and proof of delivery to the Borrower. Exception remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 36.18%
de95a760-f40f-4241-8376-9394ebfed9e1
562256700	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/12/2018: XXX Received, supports appraised value. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 36.18%
de95a760-f40f-4241-8376-9394ebfed9e1
563409044	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns	The loan file is missing executed IRS Form XXXX'X for the Borrower's partnership.	01/29/18: income docs			01/29/2018: Lender provided executed XXX'X/Transcripts for XXXX and XXXX, Balance statement for Borrower. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 63.89%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO score of 720, loan qualified with a FICO score of 752.
83765c8f-4329-4fda-9c7a-d715560bf9f9
563409044	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet	The loan file is missing a Balance Sheet for the XX-XXXXXXXX'X Schedule X business.	02/15/2018: Balance Sheet XX/XX/XX: income docs			02/15/2018: Lender provided balance sheet for XX-XXXXXXXX. Exception cleared.01/29/2018: Lender provided Balance sheet for Borrower. XX-XXXXXXXX is missing. Condition remains.
 LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 63.89%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO score of 720, loan qualified with a FICO score of 752.
83765c8f-4329-4fda-9c7a-d715560bf9f9
563409044	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	The loan file is missing executed partnership returns for the XXXXXXXX and a Balance Sheet for the XX-XXXXXXXX. Loan cannot be classified as a Qualified Mortgage.				01/29/2018: Changed to clear as finding is in Credit Rating tab.
 LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 63.89%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO score of 720, loan qualified with a FICO score of 752.
83765c8f-4329-4fda-9c7a-d715560bf9f9
563409044	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert XXX was not reflected in section X of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section X of the Closing Disclosure or an attestation that no XXX was allocated to the loan transaction must be provided.
01/19/2018 - Finding is deemed non-material and graded B for all agencies.
 LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 63.89%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO score of 720, loan qualified with a FICO score of 752.
83765c8f-4329-4fda-9c7a-d715560bf9f9
563409044	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.	The Loan Estimate reflected Transfer Taxes of $X,XXX.XX, with no resulting XXX for subsequent disclosures. The final XX reflected Transfer Taxes of $X,XXX.XX, resulting in $XX.XX refund due for cure.				01/19/2018 - Sufficient cure on final XX. Finding will be graded B for all agencies.
 LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 63.89%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO score of 720, loan qualified with a FICO score of 752.
83765c8f-4329-4fda-9c7a-d715560bf9f9
563409044	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final XX does not disclose the number of months for which property taxes were prepaid in Section X.				01/19/2018 - Finding is deemed non-material and graded B for all agencies.
 LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 63.89%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO score of 720, loan qualified with a FICO score of 752.
83765c8f-4329-4fda-9c7a-d715560bf9f9
563409044	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/12/2018: XXX Received, supports appraised value. Exception cleared.
 LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 63.89%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO score of 720, loan qualified with a FICO score of 752.
83765c8f-4329-4fda-9c7a-d715560bf9f9
564562985	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert Fee is included in the origination of the loan.
																	1/30/2018: Exception is deemed non-material with a final rating of a B.			c278c25f-1e2e-4ba2-bf01-96f171784fac
564562985	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Recording Fee for Deed/Mortgage was not disclosed in Section E of the final Closing Disclosure. Provide corrected CD and LOE to the Borrower.				1/30/2018: Exception is deemed non-material with a final rating of a B.			c278c25f-1e2e-4ba2-bf01-96f171784fac
564562985	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months homeowners association dues were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
																	1/30/2018: Exception is deemed non-material with a final rating of a B.			c278c25f-1e2e-4ba2-bf01-96f171784fac
564562985	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.			c278c25f-1e2e-4ba2-bf01-96f171784fac
566723548	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																	1/23/18 - exception is deemed non-material with a final rating of a B.			4299bd53-8be3-49df-b496-9ea6b4f12ba1
566723548	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXXX.XX .  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.A Special Assessment of $XX.XX per month was not escrowed in the payment.
																	The amount of the discrepancy is the HOA Special Assessment dues that are properly disclosed but are not being escrowed.			4299bd53-8be3-49df-b496-9ea6b4f12ba1
566723548	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/26/2018: CDA Received, supports appraised value.”			4299bd53-8be3-49df-b496-9ea6b4f12ba1
568423297	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns	Missing signed two personal tax returns for the borrower which are required to qualify for QM.	02/02/2018: Personal Taxes			02/05/2018: Lender provided signed personal tax returns. Exception cleared.
 Reserves are higher than guideline minimum Reserves 87.60 mos > 6 mos required; FICO is higher than guideline minimum FICO 805 > 720 requirement; LTV is lower than guideline maximum LTV 60% < 65% max per guidelines da655c12-7980-40a0-969f-a1599aae6241
568423297	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns	Missing borrowers signed two Business returns for the 1120S and K1's which are required to qualify for QM.	02/02/2018: Business Taxes			02/05/2018: Lender provided signed business tax returns. Exception cleared.
 Reserves are higher than guideline minimum Reserves 87.60 mos > 6 mos required; FICO is higher than guideline minimum FICO 805 > 720 requirement; LTV is lower than guideline maximum LTV 60% < 65% max per guidelines da655c12-7980-40a0-969f-a1599aae6241
568423297	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender and Broker.
 Reserves are higher than guideline minimum Reserves 87.60 mos > 6 mos required; FICO is higher than guideline minimum FICO 805 > 720 requirement; LTV is lower than guideline maximum LTV 60% < 65% max per guidelines da655c12-7980-40a0-969f-a1599aae6241
568423297	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certificate in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

 Reserves are higher than guideline minimum Reserves 87.60 mos > 6 mos required; FICO is higher than guideline minimum FICO 805 > 720 requirement; LTV is lower than guideline maximum LTV 60% < 65% max per guidelines da655c12-7980-40a0-969f-a1599aae6241
568423297	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 Reserves are higher than guideline minimum Reserves 87.60 mos > 6 mos required; FICO is higher than guideline minimum FICO 805 > 720 requirement; LTV is lower than guideline maximum LTV 60% < 65% max per guidelines da655c12-7980-40a0-969f-a1599aae6241
572205099	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure							5fad72c8-6113-43b8-abf7-a2000a72f2bf
572205099	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not reflected in Section B of the final Closing Disclosure despite evidence of a flood certification in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	Non-material per XXXX guidance, loan will be graded a B for all agencies			5fad72c8-6113-43b8-abf7-a2000a72f2bf
572205099	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Property Taxes or HOA fees were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation. Additionally, the final Closing Disclosure reflects the Homeowners Association Dues in section F. Homeowners Association Dues are required to be disclosed in Section H, Other.  Provide corrected CD and LOE to the Borrower.
														XX/XX/XXXX: loe pccd & loe			02/12/2018: Lender provided a corrected CD and LOE to the borrower. Exception cleared.			5fad72c8-6113-43b8-abf7-a2000a72f2bf
572205099	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file	XX/XX/XXXX CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.			5fad72c8-6113-43b8-abf7-a2000a72f2bf
572424527	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file. No Cure.				1/22/2018: Exception is deemed non-material with a final rating of a B.	LTV is lower than guideline maximum 80.00% < 90.00% max; DTI is lower than guideline maximum 28.86% < 43.00% max; Reserves are higher than guideline minimum 17 months > 6 months required		64988e3a-db29-4773-a46c-a412f7650b49
572424527	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Homeowners Association Dues reflected in section F of the final Closing Disclosure and should be listed in section H of the CD. Provide corrected CD and letter of explanation to the Borrower.				1/22/2018: Exception is deemed non-material with a final rating of a B.	LTV is lower than guideline maximum 80.00% < 90.00% max; DTI is lower than guideline maximum 28.86% < 43.00% max; Reserves are higher than guideline minimum 17 months > 6 months required		64988e3a-db29-4773-a46c-a412f7650b49
572424527	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/12/2018: CDA Received, supports appraised value. Exception cleared.	LTV is lower than guideline maximum 80.00% < 90.00% max; DTI is lower than guideline maximum 28.86% < 43.00% max; Reserves are higher than guideline minimum 17 months > 6 months required		64988e3a-db29-4773-a46c-a412f7650b49
572424527	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	01/31/2018: Full XXXXX Questionnaire			02/05/2018: Lender provided the Condo Questionnaire. Exception cleared.	LTV is lower than guideline maximum 80.00% < 90.00% max; DTI is lower than guideline maximum 28.86% < 43.00% max; Reserves are higher than guideline minimum 17 months > 6 months required		64988e3a-db29-4773-a46c-a412f7650b49
573475885	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for borrower. Verbal verification is dated after note date.	01/30/2018: Hello, Please see attached Written VOE completed on XX/XX which was within XX days of the NOTE date. Thank you, XXXXXXX			02/01/2018: Lender provided a copy of the WVOE that was in the file, which was within 10 days of Note date. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.75%; Years on Job Borrower has 10.6 years on job; Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 41.70 months’ reserves
a02f4dda-86f9-4ce5-ba2b-a4cfc462738e
573475885	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Insufficient credit history
Guidelines require minimum of 3 open trade lines. One open and active 24 months and the remaining tradelines rated for 12 months or more. Borrower has two open and active accounts with XX and XX months rated.
02/27/2018: Please override. LD approved this loan as is and the credit was sufficient. 02/02/2018: Please see attached. :)
03/02/2018: Lender provided an exception for the trade lines. Final grade will be a B. 03/01/2018: Lender provided comment that LD approved loan as is and the credit was sufficient; however, did not provide any additional documentation verifying the borrower had 3 open and active trade lines to meet guidelines requirement. Exception remains. 02/05/2018: Lender provided an LOX; however, did not provide any additional documentation verifying the borrower had 3 open and active trade lines to meet guidelines requirement.  Exception remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.75%; Years on Job Borrower has 10.6 years on job; Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 41.70 months’ reserves
a02f4dda-86f9-4ce5-ba2b-a4cfc462738e
573475885	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				This exception is deemed non-material with a final rating of a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.75%; Years on Job Borrower has 10.6 years on job; Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 41.70 months’ reserves
a02f4dda-86f9-4ce5-ba2b-a4cfc462738e
573475885	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Flood cert Fees was not reflected in Section B despite evidence of Flood certificate in the file. The Flood cert Fees should be disclosed in Section B of the closing disclosure or an attestation the no fees were allocated to the loan transaction must be provided.
This exception is deemed non-material with a final rating of a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.75%; Years on Job Borrower has 10.6 years on job; Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 41.70 months’ reserves
a02f4dda-86f9-4ce5-ba2b-a4cfc462738e
573475885	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for LE dated XX/XX/XXXX as the Transfer Taxes has increased from $X to $XX,XXX. The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.
														01/30/2018: Hello, Please see attached. Thank you, XXXX XXXXX			02/01/2018: After further review exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.75%; Years on Job Borrower has 10.6 years on job; Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 41.70 months’ reserves
a02f4dda-86f9-4ce5-ba2b-a4cfc462738e
573475885	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.75%; Years on Job Borrower has 10.6 years on job; Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 41.70 months’ reserves
a02f4dda-86f9-4ce5-ba2b-a4cfc462738e
573896407	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure				“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			15be89d4-360f-40fe-a4d0-aa5ec931c657
573896407	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			15be89d4-360f-40fe-a4d0-aa5ec931c657
574741922	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender Affiliated Business Disclosure.				1/29/2018: Exception is deemed non-material with a final rating of a B.			919bc6aa-8802-4201-bc21-ab7cc2cf6ce3
574741922	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure.				1/29/2018: Exception is deemed non-material with a final rating of a B.			919bc6aa-8802-4201-bc21-ab7cc2cf6ce3
574741922	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert Fee is included in the origination of the loan.
																	1/29/2018: Exception is deemed non-material with a final rating of a B.			919bc6aa-8802-4201-bc21-ab7cc2cf6ce3
574741922	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure: Total Closing Costs as $XX,XXX and Adjustment and Other Credits as $X,XXX.  The most recent Loan Estimate dated XX/XX/XXXX indicates Total Closing Costs as $XX,XXX and Adjustment and Other Credits as $X.   Provide re-disclosed CD and letter of explanation.
																	01/23/2018 - Lender provided Closing Disclosure dated XX/XX/XXXX and letter of explanation to the borrower correcting this error. This exception is deemed non-material with a final rating of a B.			919bc6aa-8802-4201-bc21-ab7cc2cf6ce3
574741922	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			919bc6aa-8802-4201-bc21-ab7cc2cf6ce3
575449495	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Self-employed Borrower:  Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  A complete Business return of "S" corporation number 1 was not provided, missing all applicable tax schedules.

01/29/2018: The borrower has two S-Corps and we have the XXXX tax returns for both companies and it appears we have the tax schedules. Please be more specific about which S-Corp and what exact pages are missing 02/01/2018: The borrower has two S-Corps and we have the XXXX tax returns for both companies and it appears we have the tax schedules. Please be more specific about what exact pages are missing 02/02/2018: signed 1120s
02/05/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 66.10 months reserves; Years Self Employed Borrower has 13 years self employed; Years in Primary Residence Borrower has resided in subject or 10 years; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 784; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 25.54%
d7477542-5a7f-49ec-a39e-ac26ac8eff62
575449495	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/19/2018: Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 66.10 months reserves; Years Self Employed Borrower has 13 years self employed; Years in Primary Residence Borrower has resided in subject or 10 years; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 784; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 25.54%
d7477542-5a7f-49ec-a39e-ac26ac8eff62
575449495	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  A complete Business return of "S" corporation number 1 was not provided, missing all applicable tax schedules.
02/05/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 66.10 months reserves; Years Self Employed Borrower has 13 years self employed; Years in Primary Residence Borrower has resided in subject or 10 years; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 784; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 25.54%
d7477542-5a7f-49ec-a39e-ac26ac8eff62
575449495	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Home Ownership Counseling Disclosure				01/19/2018: Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 66.10 months reserves; Years Self Employed Borrower has 13 years self employed; Years in Primary Residence Borrower has resided in subject or 10 years; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 784; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 25.54%
d7477542-5a7f-49ec-a39e-ac26ac8eff62
575449495	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/19/2018: Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 66.10 months reserves; Years Self Employed Borrower has 13 years self employed; Years in Primary Residence Borrower has resided in subject or 10 years; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 784; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 25.54%
d7477542-5a7f-49ec-a39e-ac26ac8eff62
575449495	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
The LE dated XX/XX/XXXX reflects a recording fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The CD dated XX/XX/XXXX reflects a recording of $XXX.XX resulting in a $XXX.XX refund due for cure.  A corrected CD was provided, reflecting actual recording fees of $XXX.XX. Provide evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
01/19/2018: Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 66.10 months reserves; Years Self Employed Borrower has 13 years self employed; Years in Primary Residence Borrower has resided in subject or 10 years; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 784; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 25.54%
d7477542-5a7f-49ec-a39e-ac26ac8eff62
575449495	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.				02/27/2018: CDA Received, supports appraised value.
 Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 66.10 months reserves; Years Self Employed Borrower has 13 years self employed; Years in Primary Residence Borrower has resided in subject or 10 years; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 784; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 25.54%
d7477542-5a7f-49ec-a39e-ac26ac8eff62
579343924	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	01/24/2018: Attached please find the Condo Questionnaire.			01/24/2018: The complete Condo Questionnaire was provided. Exception cleared.	LTV is lower than guideline maximum 80% < 90% max allowed.; FICO is higher than guideline minimum 806 FICO > 700 min required.; Years in Field 7 years in same field.		a1f767fd-5ef9-4c99-bf2f-ae04027149e1
579343924	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Final CD from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	01/24/2018: Attached please find the CD from the sale of the Borrower's previous home.			01/24/2018: The complete CD from the sale of the previous residence was provided. Exception cleared.	LTV is lower than guideline maximum 80% < 90% max allowed.; FICO is higher than guideline minimum 806 FICO > 700 min required.; Years in Field 7 years in same field.		a1f767fd-5ef9-4c99-bf2f-ae04027149e1
579343924	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/17/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies	LTV is lower than guideline maximum 80% < 90% max allowed.; FICO is higher than guideline minimum 806 FICO > 700 min required.; Years in Field 7 years in same field.		a1f767fd-5ef9-4c99-bf2f-ae04027149e1
579343924	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The payoffs in section H of the final Closing Disclosure should be reflected in section K. Provided a corrected CD and LOE to the borrower.				01/17/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies	LTV is lower than guideline maximum 80% < 90% max allowed.; FICO is higher than guideline minimum 806 FICO > 700 min required.; Years in Field 7 years in same field.		a1f767fd-5ef9-4c99-bf2f-ae04027149e1
579343924	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018L CDA received			02/12/2018: CDA Received, supports appraised value, exception cleared.	LTV is lower than guideline maximum 80% < 90% max allowed.; FICO is higher than guideline minimum 806 FICO > 700 min required.; Years in Field 7 years in same field.		a1f767fd-5ef9-4c99-bf2f-ae04027149e1
581122820	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not execute				“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			26aa2b86-58df-47bf-bdee-b1d50096a8ed
581122820	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The CD reflects Title-Other and the LE reflects Title-Sub Escrow Fee. The naming convention is not consistent. Provide corrected CD and letter of explanation to the Borrower.				“Non-material per SFIG guidance, loan will be graded a B for all agencies”.			26aa2b86-58df-47bf-bdee-b1d50096a8ed
581122820	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflect a Title- Sub Escrow Fee of $XX.XX with no resulting CoC for any subsequent disclosures. The CD reflects Title-Other fee of $XX.XX resulting in a $X.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														01/26/2018: corrected CD for refund to borrower			01/29/18: Lender provided Mailing label, Letter, corrected CD, copy of check. Exception downgraded.			26aa2b86-58df-47bf-bdee-b1d50096a8ed
581122820	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Funding occurred before RTC Expiration Date
Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX  The loan disbursed on XX/XX/XXXX- not giving the Borrower a full 3 days rescission.
														02/08/2018: RTC Rebuttal			02/08/2018: Amended CD was provided reflecting a disbursement date of XX/XX/XXXX. Exception cleared.			26aa2b86-58df-47bf-bdee-b1d50096a8ed
581122820	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			26aa2b86-58df-47bf-bdee-b1d50096a8ed
581122820	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.	02/08/2018: Evidence of inspection post incident date
2/23/18:  Updated FEMA Program Selection.  Inspection not required.02/08/2018: A review of the appraisal was provided, which is unacceptable. The incident date was XX/XX/XXXX. Please provide an inspection post incident date. A BPO post incident date is also acceptable. Exception remains.
26aa2b86-58df-47bf-bdee-b1d50096a8ed
581134835	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B - The final Closing Disclosure does not reflect a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
																	“Non-material per XXXX guidance, loan will be graded a B for all agencies”.			dba78d66-678f-4d3a-91a8-b4a3bdc48518
581134835	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.							dba78d66-678f-4d3a-91a8-b4a3bdc48518
581684232	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	The Lender's guidelines require an XX Appraisal Department desk review when the XX risk score is greater than X.X. The XX risk score is X. The desk review is missing from the loan file.	02/27/2018:Attached is a copy of the XX desk review. 02/23/2018: Appraisal Desk Review 02/12/2018: Appraisal Desk Review
02/28/2018: Upon further review, exception cleared.02/27/2018: Lender provided the CU Risk assessment with a score of X.X.  The guidelines require an XX Appraisal Department desk review when theXXU risk score is greater than X.X. Exception remains.02/13/2018: Lender provided the XX Risk assessment with a score of X.X.  The guidelines require an XX Appraisal Department desk review when the XX risk score is greater than X.X.  Exception remains.

 Reserves are higher than guideline minimum 10 months of reserves $XX,XXX; No Mortgage Lates 4 years of mortgage history 0X30; Disposable Income is higher than guideline minimum Disposable income of $XX,XXX for 1 person
a8d0e930-5c7d-41d4-8b40-baebc0f8f057
581684232	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $X,XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.

02/27/2018: Please see attached XXXXXX XXXXXXXXX documents and emails from XXXXXXXXX XXXXX. Please see attachedXXXXXX XXXXXXXXXe documents and emails from XXXXXXXXX XXXXX.02/23/2018: Hazard Insurance docs 02/20/2018: Hazard Replacement docs

02/28/2018: Upon further review, exception cleared.02/27/2018: Lender provided copy of insurance binder that reflects insufficient coverage of $XXX,XXX.  Need reconstruction cost estimator from insurer.  Exception remains.02/21/2018: Lender provided a copy of the insurance certificate that still reflects coverage of $XXX,XXX; however, did not provide a reconstruction cost estimator from the insurer.  Exception remains.

 Reserves are higher than guideline minimum 10 months of reserves $XX,XXX; No Mortgage Lates 4 years of mortgage history 0X30; Disposable Income is higher than guideline minimum Disposable income of $XX,XXX for 1 person
a8d0e930-5c7d-41d4-8b40-baebc0f8f057
581684232	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Questionable Occupancy	Appraisal completed with a XXXX XXXX XXXX rental report, indicating subject will be rented out.	02/23/2018: Questionable Occupancy LOE 02/23/2018: LOE
02/27/2018: Lender provided XX explaining that additional rental schedule was ordered in error.  The XXXXXXXX is up sizing and decreasing commute and there is a lease agreement in the loan file for the XXXXXXXXX address.  Exception cleared.2/23/2018:  LOE provided from client indicating the wrong appraisal form was ordered by a team assistant. New appraisal on correct form required.

 Reserves are higher than guideline minimum 10 months of reserves $XX,XXX; No Mortgage Lates 4 years of mortgage history 0X30; Disposable Income is higher than guideline minimum Disposable income of $XX,XXX for 1 person
a8d0e930-5c7d-41d4-8b40-baebc0f8f057
581684232	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Lender's Affiliated Business disclosure was not signed by XXXXXXXX.				1/29/2018: Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum 10 months of reserves $XX,XXX; No Mortgage Lates 4 years of mortgage history 0X30; Disposable Income is higher than guideline minimum Disposable income of $XX,XXX for 1 person
a8d0e930-5c7d-41d4-8b40-baebc0f8f057
581684232	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert XXX was not reflected in section X of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section X of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert XXX is included in the origination of the loan.
1/29/2018: Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum 10 months of reserves $XX,XXX; No Mortgage Lates 4 years of mortgage history 0X30; Disposable Income is higher than guideline minimum Disposable income of $XX,XXX for 1 person
a8d0e930-5c7d-41d4-8b40-baebc0f8f057
581684232	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/12/2018: XXX Received, supports appraised value. Exception cleared.
 Reserves are higher than guideline minimum 10 months of reserves $XX,XXX; No Mortgage Lates 4 years of mortgage history 0X30; Disposable Income is higher than guideline minimum Disposable income of $XX,XXX for 1 person
a8d0e930-5c7d-41d4-8b40-baebc0f8f057
582301213	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and mortgage.
03/02/2018: including the corrected first page of the DOT that LD intents to re-record. We will not have the recorded mortgage.  02/12/2018: Letter of Intent to Re-record  Please see attached Corrected DOT and letter of intent to re-record. :)

03/03/2018: Lender provided a LOX reflecting the corrected mortgage is to be re-recorded and a correct copy of the mortgage, exception skeared.02/12/2018: Lender provided a LOX reflecting the corrected mortgage is to be re-recorded and a correct copy of the mortgage.  Need evidence of the corrected mortgage recording. Exception remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724; Years in Field Borrower has 5 years in same field; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves
1d7ebcd9-a558-420e-8803-bdf569422719
582301213	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.				1/23/2018: Finding deemed non-material and will be rated a B for agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724; Years in Field Borrower has 5 years in same field; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves
1d7ebcd9-a558-420e-8803-bdf569422719
582301213	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD is missing required data under the General Information section for the field(s) titled Sellers Address. Provide re-disclosed CD and letter of explanation.				1/23/2018: Finding deemed non-material and will be rated a B for agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724; Years in Field Borrower has 5 years in same field; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves
1d7ebcd9-a558-420e-8803-bdf569422719
582301213	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	"Section F of the final CD indicates prepaids are collected. The number of months collected for the Homeowners Association Dues was not completed. Letter of explanation to the borrower required.				1/23/2018: Finding is deemed non-material and will rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724; Years in Field Borrower has 5 years in same field; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves
1d7ebcd9-a558-420e-8803-bdf569422719
582301213	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724; Years in Field Borrower has 5 years in same field; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves
1d7ebcd9-a558-420e-8803-bdf569422719
582415959	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount for Years 1 - 30 as $X,XXX.XX, the calculated payment amount for Years 1 - 30 is $X,XXX.XX. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
														01/30/2018: Copy of CD			02/02/2018: Revised CD, letter of explanation and proof of delivery provided. Non-material per SFIG guidance. Loan will be graded B For all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.5 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.98%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750.
5c0acf2d-c589-4cf2-9f87-c087df05e657
582415959	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $XX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates and amount of $XX,XXX.
01/23/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.5 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.98%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750.
5c0acf2d-c589-4cf2-9f87-c087df05e657
582415959	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
														01/30/2018: Copy of CD			02/02/2018: Revised CD, letter of explanation and proof of delivery provided. Non-material per SFIG guidance. Loan will be graded B For all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.5 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.98%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750.
5c0acf2d-c589-4cf2-9f87-c087df05e657
582415959	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.5 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.98%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750.
5c0acf2d-c589-4cf2-9f87-c087df05e657
582415959	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	01/31/2018: Final 1003			02/02/2018: Final 1003 provided, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.5 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.98%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750.
5c0acf2d-c589-4cf2-9f87-c087df05e657
582415959	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/23/2018: This finding is not material. Loan will be graded B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.5 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.98%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750.
5c0acf2d-c589-4cf2-9f87-c087df05e657
582415959	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/23/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.5 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.98%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750.
5c0acf2d-c589-4cf2-9f87-c087df05e657
582415959	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $X,XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
														01/30/2018: Copy of CD to correct the total monthly payment			02/02/2018: Revised CD, letter of explanation and proof of delivery provided. Non-material per SFIG guidance. Loan will be graded B For all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.5 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.98%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750.
5c0acf2d-c589-4cf2-9f87-c087df05e657
583027105	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Lender's Guidelines required a verification of employment within 10 days prior to the note date. The verification in file is dated 14 days prior to Note date.	02/08/2018: Condition attached			02/12/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.20%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734
473f1a4e-1398-4781-aced-c4939bc09ede
583027105	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	02/12/2018: Appraisal			02/12/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.20%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734
473f1a4e-1398-4781-aced-c4939bc09ede
583027105	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided within 3 business days of application date.				02/01/2018: Finding deemed non-material and rated a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.20%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734
473f1a4e-1398-4781-aced-c4939bc09ede
583027105	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for QM due to missing verification of employment within 10 days of Note date.	02/08/2018: Condition attached			02/12/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.20%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734
473f1a4e-1398-4781-aced-c4939bc09ede
583027105	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure dated (XX/XX/XXXX) does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.				02/01/2018: Finding deemed non-material and rated a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.20%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734
473f1a4e-1398-4781-aced-c4939bc09ede
583027105	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X.XX with no resulting COC for subsequent disclosures. The CD dated XX/XX/XXXX reflects taxes in Section E of $X,XXX.XX resulting in a variance of $$X,XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
02/01/2018: Sufficient tolerance cure was provided for a final rating of a B.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.20%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734
473f1a4e-1398-4781-aced-c4939bc09ede
583027105	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.20%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734
473f1a4e-1398-4781-aced-c4939bc09ede
583158236	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
Based upon amounts disclosed in Sections A & B of CD it appears that dual compensation is taking place. Section 12 CFR 226.36(d)(2) states that if any loan originator receives compensation directly from a consumer in a consumer credit transaction secured by a dwelling, no loan originator shall receive compensation, directly or indirectly, from any other person other than the consumer in connection with the transaction.
														XX/XX/XXXX: Credit report was paid by broker. Invoice attached			03/03/2018: Lender provided Credit Report invoice indicating that the mortgage broker was not paid for the service, but was reimbursed, exception cleared.			9c30e6ac-e8a5-4be1-a298-c52e1e899435
583158236	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the lender and broker.				02/26/2018: This finding is not material and will be graded B for all agencies.			9c30e6ac-e8a5-4be1-a298-c52e1e899435
583158236	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Certification Fee was not listed in section B of the final Closing Disclosure. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction.				02/26/2018: This finding is not material under XXXX. Loan will be graded B for all agencies.			9c30e6ac-e8a5-4be1-a298-c52e1e899435
583158236	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender did not include the HOA of $XX.XX.				02/26/2018: This finding is not material under XXXX. Loan will be graded B for all agencies.			9c30e6ac-e8a5-4be1-a298-c52e1e899435
583158236	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool is missing from file.				02/27/2018: CDA Received, supports appraised value.”			9c30e6ac-e8a5-4be1-a298-c52e1e899435
584302888	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $X,XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XXX,XXX.XX. A cost estimator from the insurer was not provided.
02/28/2018: Uploading the cost estimator from the insurer. 02/02/2018: HOI Cost Estimator 02/02/2018: HOI Cost Estimator
03/01/2018: The lender provided a letter from the insurance company that reflects the insurance covers the estimated minimum replacement cost based on information provided by the insured; also reflect the insurance company cannot guarantee the rebuilding cost estimate will be sufficient in the event of a loss. Condition cleared..02/05/2018: The lender provided a copy of the insurance certificate and a letter from the insurance company that reflects the insurance covers the estimated minimum replacement cost based on information provided by the insured; also reflect the insurance company cannot guarantee the rebuilding cost estimate will be sufficient in the event of a loss.  A cost estimator from the insurer still needed.  Exception remains.

 Reserves are higher than guideline minimum UW guides require 9 months; loan qualified with 20.30 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%; loan qualified with Dti of 41.61%; FICO is higher than guideline minimum UW guides require FICO of 720; loan qualified with FICO of 781
d4fbcea3-d231-47ea-9451-c83cd6f2babf
584302888	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/25/2018: Exception is deemed non-material with a final rating of a B
 Reserves are higher than guideline minimum UW guides require 9 months; loan qualified with 20.30 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%; loan qualified with Dti of 41.61%; FICO is higher than guideline minimum UW guides require FICO of 720; loan qualified with FICO of 781
d4fbcea3-d231-47ea-9451-c83cd6f2babf
584302888	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certification in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/25/2018: Exception is deemed non-material with a final rating of a B
 Reserves are higher than guideline minimum UW guides require 9 months; loan qualified with 20.30 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%; loan qualified with Dti of 41.61%; FICO is higher than guideline minimum UW guides require FICO of 720; loan qualified with FICO of 781
d4fbcea3-d231-47ea-9451-c83cd6f2babf
584302888	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a credit report fee of $XX with no resulting COC for any subsequent disclosures. The final CD reflects a credit report fee of $XX.XX resulting in a $XX.XX refund due for cure.  Cure provided per lender credit on final CD.
01/25/2018: A tolerance cure was provided.
 Reserves are higher than guideline minimum UW guides require 9 months; loan qualified with 20.30 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%; loan qualified with Dti of 41.61%; FICO is higher than guideline minimum UW guides require FICO of 720; loan qualified with FICO of 781
d4fbcea3-d231-47ea-9451-c83cd6f2babf
584302888	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XX,XXX. The lender credit decreased to $XX,XXX.XX on the final CD with no indication of a valid COC to account for the $XXXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
01/25/2018: Exception is deemed non-material with a final rating of a B
 Reserves are higher than guideline minimum UW guides require 9 months; loan qualified with 20.30 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%; loan qualified with Dti of 41.61%; FICO is higher than guideline minimum UW guides require FICO of 720; loan qualified with FICO of 781
d4fbcea3-d231-47ea-9451-c83cd6f2babf
584302888	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.
03/01/2018 Upon further review CDA validates value. Condition cleared. 02/09/2018: A CDA was provided based off higher appraisal value. The lower appraisal value of $X,XXX,XXX was used to qualify loan. Please update CDA to match the appraisal used in qualifying

 Reserves are higher than guideline minimum UW guides require 9 months; loan qualified with 20.30 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%; loan qualified with Dti of 41.61%; FICO is higher than guideline minimum UW guides require FICO of 720; loan qualified with FICO of 781
d4fbcea3-d231-47ea-9451-c83cd6f2babf
585856118	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	01/26/2018: rate lock 02/06/2018: rate lock			01/29/18: Lender provided Floating Rate lock Agreement. Condition remains.02/06/2018: Lender provided rate lock. Exception cleared.			e25dd8ff-8ff8-412d-829a-cc6e3608472a
585856118	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure is missing from the file.				1/17/2018 - This finding is deemed non-material and will have a rating of a B.			e25dd8ff-8ff8-412d-829a-cc6e3608472a
585856118	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Appraisal Fee on Final CD is $XXX.XX. Initial LE lists fee as $XXX.XX.  HOA Certification fee on Final CD is $XXX.XX.  Initial LE lists fee as $XXX.XX.  This fee is in a 0.00% tolerance section. Lender tolerance cure of $XX.XX for the Appraisal fee and $XX for the HOA Certification fee is required.  Section J reflects $XX.XX tolerance cure that is insufficient.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														01/26/2018: Proof of corrected CD, Refund, LOE, and delivery tracking			01/29/18: Lender provided mailing label, Letter, copy of check and corrected CD. Condition cleared.			e25dd8ff-8ff8-412d-829a-cc6e3608472a
585856118	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			e25dd8ff-8ff8-412d-829a-cc6e3608472a
585856118	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.			e25dd8ff-8ff8-412d-829a-cc6e3608472a
586406937	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				This finding is deemed non-material and graded a B.			720af334-ff6b-4be3-a642-d939ae251f9e
586406937	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The flood certificate fee was not reflected in section B of the Closing Disclosure despite evidence of the flood certificate in the file. The flood certificate fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	This finding is deemed non-material and graded a B.			720af334-ff6b-4be3-a642-d939ae251f9e
586406937	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX with no resulting CoC for any subsequent disclosures. The CD dated XX/XX/XXXX reflects an Appraisal Fee $XXX resulting in a $XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	02/14/2018: Cure provided. Exception cleared. Lender provided a cure for $XX.XX on final CD for increase of closing costs above legal limit This finding is deemed non-material and graded a B.			720af334-ff6b-4be3-a642-d939ae251f9e
586406937	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for CD dated XX/XX/XXXX as the Appraisal Fee has increased from $XXX to $XXX. The file is missing evidence of a valid change of circumstance. No	02/13/2018: Pc-CD and Refund to Borrower			02/14/2018: Cure provided. Exception cleared.			720af334-ff6b-4be3-a642-d939ae251f9e
586406937	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file				02/09/2018: CDA Received, supports appraised value. Exception cleared.			720af334-ff6b-4be3-a642-d939ae251f9e
586720270	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/25/2018: This finding is not material. Loan will be graded B for all agencies			1aa0ccc7-26c6-4ee7-8ebb-d97f2d24679c
586720270	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	01/25/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			1aa0ccc7-26c6-4ee7-8ebb-d97f2d24679c
586720270	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.				01/25/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			1aa0ccc7-26c6-4ee7-8ebb-d97f2d24679c
586720270	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD reflects incorrect data under the Closing Information section for the field titled Closing Date. Cure provided on post consummation CD.				01/25/2018: Post Consummation provides a cure. Loan will be graded B for all agencies			1aa0ccc7-26c6-4ee7-8ebb-d97f2d24679c
586720270	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			1aa0ccc7-26c6-4ee7-8ebb-d97f2d24679c
587856783	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				02/05/2018: Finding deemed non-material and rated a B.			9ae255d4-8c1d-4f1e-8f31-dbb02580932c
587856783	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.			9ae255d4-8c1d-4f1e-8f31-dbb02580932c
588998974	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file	02/20/2018: Please see attached			02/21/2018: Lender provided Borrower's instructions to Suspend and Close Equity Line of Credit. Exception cleared.
 FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.58%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.8 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70.32%%
1ebf4b0e-7054-463e-a126-dfda57777236
588998974	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Insufficient credit history
Guidelines require Minimum 3 open trade lines. One must be open and active for 24 months and the remaining trade lines must be rated for 12 months. Borrower only has X open trade lines the 1st & 2nd mortgage that are being paid off with this transaction.
03/01/2018: Please override. LD approved this loan as is. 02/20/2018: Please see attached LOX from Underwriter
03/21/2018: Client asked to override, as the loan was approved as is. Exception downgraded to B Grade. 02/21/2018: Lender provided a LOX referencing the 3 trade lines requirement commenting that one must be open and active 24 months and Two (open or closed) trade lines rated for a minimum of 12 months.  The guideline reflects 3 open trade lines, one must be open and active for 24 months and the remaining trade lines rate for 12 months or more, it does not indicate the other trades ca Be open or closed, it states open accounts.  Exception remains.

 FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.58%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.8 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70.32%%
1ebf4b0e-7054-463e-a126-dfda57777236
588998974	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
														2/23/2018: Attached.			02/26/2018: Lender provided fraud search. Exception cleared.
 FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.58%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.8 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70.32%%
1ebf4b0e-7054-463e-a126-dfda57777236
588998974	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Tax Transcripts	Missing the XXXX tax transcripts. Signed copy of 1040's in file however the IRS feedback shows no record of return filed.	02/23/2018: Tax LOX			02/26/2018: Lender provided verification the XXXX tax transcript not available yet from the IRS. Exception cleared.
 FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.58%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.8 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70.32%%
1ebf4b0e-7054-463e-a126-dfda57777236
588998974	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certificate fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certificate in the file. Theses Fees should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per XXXX guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.58%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.8 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70.32%%
1ebf4b0e-7054-463e-a126-dfda57777236
588998974	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order				02/26/2018: CDA Received, supports appraised value.”
 FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.58%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.8 months reserves; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70.32%%
1ebf4b0e-7054-463e-a126-dfda57777236
589448108	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/17/2018: This finding is deemed non-material and rated a B.			e4df1956-a568-41bc-87d5-e24f6baaa2d2
589448108	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool in file is not within 10% of the value.				2/26/2018: CDA Received, supports appraised value.			e4df1956-a568-41bc-87d5-e24f6baaa2d2
589537378	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for both the lender and broker.				02/23/2018: This finding is deemed non-material and rated a B			493b188e-71e4-4df9-acb3-e5f5db8019c1
589537378	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.				02/23/2018: This finding is not material under XXXX. Loan will be graded B for all agencies			493b188e-71e4-4df9-acb3-e5f5db8019c1
589537378	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	02/23/2018: This finding is not material under SFIG. Loan will be graded B for all agencies.			493b188e-71e4-4df9-acb3-e5f5db8019c1
589537378	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for LE ‘Calculating Cash to Close’ section not completed, or completed in error.	The information in the Calculating Cash To Close section of the Loan Estimate dated XX/XX/XXXX does not indicate a Closing Costs Financed figure. The correct amount should be $X.XX.				02/23/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			493b188e-71e4-4df9-acb3-e5f5db8019c1
589788944	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for final LE as the loan amount has increased from $XXXXXX to $XXXXXX. The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.	02/22/2018: See attached CoC for loan amount change			02/23/2018: Lender provided COC for loan amount change. Exception cleared.			3392fa50-c032-441a-845f-e76ff66f7061
589788944	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/26/2018: CDA Received, supports appraised value.			3392fa50-c032-441a-845f-e76ff66f7061
589788944	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.			3392fa50-c032-441a-845f-e76ff66f7061
590061462	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
														03/01/2018: Fraud Tool provided.			03/01/2018: Lender provide Fraud Search. Exception cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.84%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.33%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775
71dc5381-cf06-4b4d-9e2e-ea1604910d92
590061462	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information for an “S” corporation, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed XXXX business returns not provided for Business #A on Schedule E Part II of XXXX personal tax return.
03/02/2018: Sorry about that. Here you go! :) 03/01/2018: Attached
03/02/2018: Lender provided all pages to XXXX business returns for Business A on Schedule E of the XXXX personal tax returns.  Exception cleared.03/01/2018: Lender provided executed first page of the XXXX business returns for Business A on Schedule E of the XXXX personal tax returns, however all additional pages attached are for Business B on Schedule E of the XXXX personal returns, exception remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.84%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.33%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775
71dc5381-cf06-4b4d-9e2e-ea1604910d92
590061462	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form
Missing corresponding COC for LE dated XX/XX/XXXX as the loan amount decreased from $XXXXXX to $XXXXXX.    Missing corresponding COC for CD dated XX/XX/XXXX as the loan amount increased from $XXXXXX to $XXXXXX.   The file is missing evidence of a valid change of circumstances.  No Cure - Missing Doc Not Provided.
														03/01/2018: Attached			03/01/2018: Upon further review, exception cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.84%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.33%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775
71dc5381-cf06-4b4d-9e2e-ea1604910d92
590061462	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.84%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.33%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775
71dc5381-cf06-4b4d-9e2e-ea1604910d92
590061462	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Title – Courier, Title – Endorsement, Title – Lender’s Title Insurance, Title – Notary, Title – Recording Service, Title – Closing and Title - Sub Escrow fees are reflected in section B of the final Closing Disclosure.   The borrower shopped for their own title service provider and did not use the provider on the WLSP. All the title service provider fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.84%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.33%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775
71dc5381-cf06-4b4d-9e2e-ea1604910d92
590061462	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/26/2018: CDA Received, supports appraised value.”
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.84%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.33%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775
71dc5381-cf06-4b4d-9e2e-ea1604910d92
591243718	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				“Non-material per XXXX guidance, loan will be graded a B for all agencies”.			0a9a7ea7-c3b5-43e9-8798-f1fa62d0e81b
591243718	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Broker Affiliated Business Disclosure not provided within 3 business days of application date. The Broker Affiliated Business Disclosure in file was not signed or dated.				“Non-material per XXXX guidance, loan will be graded a B for all agencies”.			0a9a7ea7-c3b5-43e9-8798-f1fa62d0e81b
591243718	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The CD section F HOA fee is missing the number of months being collected up front.							0a9a7ea7-c3b5-43e9-8798-f1fa62d0e81b
591243718	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order				03/01/2018: Field Review provided supporting original appraised value.02/12/2018: A CDA was provided showing Indeterminate. Please provide an updated review.			0a9a7ea7-c3b5-43e9-8798-f1fa62d0e81b
591538714	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Verbal Verification of Employment	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for borrower. Verification in file is dated after Note Date.	02/08/2018: VOE verified 10 prior to Note date.			02/09/2018: Lender provided VVOE. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.16%; Years on Job Borrower has 19.9 years on job.
5dd5bdd6-c3f6-4bb6-b7ce-f3edfb65bd35
591538714	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				“Non-material per SFIG guidance, loan will be graded a B for all agencies”.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.16%; Years on Job Borrower has 19.9 years on job.
5dd5bdd6-c3f6-4bb6-b7ce-f3edfb65bd35
591538714	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the final CD despite evidence of a Flood Cert in file. The Flood Cert should be disclosed in Section B of the CD or an attestation that no fee was allocated to the loan transaction.
“Non-material per SFIG guidance, loan will be graded a B for all agencies”.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.16%; Years on Job Borrower has 19.9 years on job.
5dd5bdd6-c3f6-4bb6-b7ce-f3edfb65bd35
591538714	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	570 – Review Appraisal Missing – Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.16%; Years on Job Borrower has 19.9 years on job.
5dd5bdd6-c3f6-4bb6-b7ce-f3edfb65bd35
591538714	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.16%; Years on Job Borrower has 19.9 years on job.
5dd5bdd6-c3f6-4bb6-b7ce-f3edfb65bd35
596734416	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	The Assessor's Parcel Number (APN) is inconsistent between the appraisal and title commitment.	02/16/2018: Attached please find the title commitment with the APN corrected on Schedule B, II, Paragraph 7. (to match the appraisal).			02/20/2018: Revised title commitment provided with correct APN, exception cleared.
 LTV is lower than guideline maximum UW Guides typically allow LTV to 80%; loan approved with 55.31% LTV; DTI is lower than guideline maximum UW Guides typically allow DTI to 45%; loan approved with 24.36% DTI; FICO is higher than guideline minimum UW Guides typically allow FICO of 680; loan approved with FICO of 781
15f0e5dd-91b8-4995-b065-0076752c0f88
596734416	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.				2/1/2018: Finding deemed non-material and will be rated a B for agencies.
 LTV is lower than guideline maximum UW Guides typically allow LTV to 80%; loan approved with 55.31% LTV; DTI is lower than guideline maximum UW Guides typically allow DTI to 45%; loan approved with 24.36% DTI; FICO is higher than guideline minimum UW Guides typically allow FICO of 680; loan approved with FICO of 781
15f0e5dd-91b8-4995-b065-0076752c0f88
596734416	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 LTV is lower than guideline maximum UW Guides typically allow LTV to 80%; loan approved with 55.31% LTV; DTI is lower than guideline maximum UW Guides typically allow DTI to 45%; loan approved with 24.36% DTI; FICO is higher than guideline minimum UW Guides typically allow FICO of 680; loan approved with FICO of 781
15f0e5dd-91b8-4995-b065-0076752c0f88
597690186	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum DU Guides require 3 months reserves, loan qualified with 29.00 months reserves; Years in Field Co-borrower has 30 years in field; Years on Job Co-borrower has 13.25 years on job
053b3e7d-de2e-4de9-85cd-01a3f50d81dd
597690186	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing VOR	Missing documentation supporting monthly rent of $XXXX reflected on final loan application.	02/26/2018: All pages of Rental agreement. all pages (48) of Lease contract.02/08/2018: copy of VOR
02/27/2018: Lender provided all pages of lease agreement signed and dated. Exception cleared.02/12/2018: Lender provided 2 pages of a lease agreement; However all pages (Signed by all parties) are required. Exception remains.

 Reserves are higher than guideline minimum DU Guides require 3 months reserves, loan qualified with 29.00 months reserves; Years in Field Co-borrower has 30 years in field; Years on Job Co-borrower has 13.25 years on job
053b3e7d-de2e-4de9-85cd-01a3f50d81dd
597690186	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Final 1003 is incomplete	Co-borrowers income being used to qualify loan. Final loan application is missing all employment information for co-borrower.	02/08/2018: copy of 1003			02/12/2018: Lender provided completed Final 1003. Exception cleared.
 Reserves are higher than guideline minimum DU Guides require 3 months reserves, loan qualified with 29.00 months reserves; Years in Field Co-borrower has 30 years in field; Years on Job Co-borrower has 13.25 years on job
053b3e7d-de2e-4de9-85cd-01a3f50d81dd
597690186	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure in file is not executed by the borrower(s).				1/26/2018: Finding deemed non-material and will be rated a B for agencies.
 Reserves are higher than guideline minimum DU Guides require 3 months reserves, loan qualified with 29.00 months reserves; Years in Field Co-borrower has 30 years in field; Years on Job Co-borrower has 13.25 years on job
053b3e7d-de2e-4de9-85cd-01a3f50d81dd
597690186	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage Rider	Missing copy of signed Second Home Rider to the Mortgage.	01/29/2018: Copy of the signed second Home Rider			01/31/2018: Lender provided Second Home Rider. Exception cleared.
 Reserves are higher than guideline minimum DU Guides require 3 months reserves, loan qualified with 29.00 months reserves; Years in Field Co-borrower has 30 years in field; Years on Job Co-borrower has 13.25 years on job
053b3e7d-de2e-4de9-85cd-01a3f50d81dd
597690186	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an appraisal fee $XXXX with no resulting CoC for any subsequent disclosures. The final CD dated reflects an appraisal fee $XXX resulting in a $XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Cure provided per lender credit on final CD.
1/26/2018: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum DU Guides require 3 months reserves, loan qualified with 29.00 months reserves; Years in Field Co-borrower has 30 years in field; Years on Job Co-borrower has 13.25 years on job
053b3e7d-de2e-4de9-85cd-01a3f50d81dd
597690186	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Funding CD in file does not reflect mortgage payoff in Section K and the cash to borrower under Calculating Cost Costs does not reflect correct amount of cash to borrower.				1/26/2018: Post Closing CD provided to borrower with LOE and proof of delivery correcting section K and cash to close. Rating will be rated a B for agencies.
 Reserves are higher than guideline minimum DU Guides require 3 months reserves, loan qualified with 29.00 months reserves; Years in Field Co-borrower has 30 years in field; Years on Job Co-borrower has 13.25 years on job
053b3e7d-de2e-4de9-85cd-01a3f50d81dd
598294433	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.				01/24/2018: This finding is deemed non-material and rated a B.			70571e19-de9d-46bc-8140-02f1137fde3b
598294433	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The most recent LE reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
01/30/2018: The lender credit is on bottom of page 2 of the attached CD.
02/02/2018: Consummation CD reflected the appropriate cure. Exception cleared.02/01/2018: Lender provided same CD with cure. Exception downgraded.01/24/2018: Lender provided cure on Final CD. This finding is deemed non-material and rated a B.
70571e19-de9d-46bc-8140-02f1137fde3b
598294433	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			70571e19-de9d-46bc-8140-02f1137fde3b
599845421	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				02/01/2018 - Finding is deemed non-material and graded B for all agencies.			e173dfe1-2fdc-4dfb-971a-04fe7e765162
599845421	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.			e173dfe1-2fdc-4dfb-971a-04fe7e765162
601777923	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated Business Disclosure.	XX/XX/XXXX: Please review this conditions , we are not affiliated with this company.			02/01/2018: If the Client is not affiliated with any other businesses, please provide an attestation stating such. Exception downgraded and remains.			7586befc-8753-4970-84dc-050373879503
601777923	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Title-Sub-Escrow fee and Recording fee on final CD is $XXX. LE dated XX/XX/XXXX lists fees as $XXX. This fee is in a XX% tolerance section. Lender tolerance cure of $XXX.XX is required.  Post closing CD reflects decrease in Recording fee to $XX, therefore, actual tolerance cure is $XX.XX.  Provide evidence of Refund to the Borrower, Letter of explanation and proof of delivery to the Borrower.
														02/02/2018: Copy of CD and refund to borrower			02/05/2018: Lender provided mailing label, LOE, copy of check and corrected CD. Exception cleared.			7586befc-8753-4970-84dc-050373879503
601777923	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			7586befc-8753-4970-84dc-050373879503
603245413	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XXX,XXX.XX . A cost estimator from the insurer was not provided.
														01/31/2018: ins coverage			02/01/2018: Lender provided cost estimator. Exception cleared.
 FICO is higher than guideline minimum Loan qualified with FICO of 757; Years in Primary Residence Borrower has resided in subject for 10 years; CLTV is lower than guideline maximum Loan qualified with CLTV of 62.23%
d1cd1227-6786-4408-ab69-06cb8329c009
603245413	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender and Broker Affiliated Business Disclosure				01/19/2018: Exception is deemed non-material with a final B grading.
 FICO is higher than guideline minimum Loan qualified with FICO of 757; Years in Primary Residence Borrower has resided in subject for 10 years; CLTV is lower than guideline maximum Loan qualified with CLTV of 62.23%
d1cd1227-6786-4408-ab69-06cb8329c009
603245413	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
The loan fails QM points and fees, CD total is $XX,XXX.XX and the actual is $XX,XXX.XX, variance of $XXX.XX.  Seems as the lender did not include the lender paid compensation to the broker into the total.
														02/28/2018: Bone Fide Discount			03/01/2018: Lender provided documentation showing discount points are bona fide. Exception cleared.
 FICO is higher than guideline minimum Loan qualified with FICO of 757; Years in Primary Residence Borrower has resided in subject for 10 years; CLTV is lower than guideline maximum Loan qualified with CLTV of 62.23%
d1cd1227-6786-4408-ab69-06cb8329c009
603245413	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
														02/06/2018: proof of tolerance			02/08/2018: Lender provided corrected CD, Mailing label, LOE and copy of check. Exception cleared.
 FICO is higher than guideline minimum Loan qualified with FICO of 757; Years in Primary Residence Borrower has resided in subject for 10 years; CLTV is lower than guideline maximum Loan qualified with CLTV of 62.23%
d1cd1227-6786-4408-ab69-06cb8329c009
603245413	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Rescindable Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual of $XXX,XXX.XX, an over disclosure of $XX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
01/19/2018: Exception is deemed non-material with a final B grading
 FICO is higher than guideline minimum Loan qualified with FICO of 757; Years in Primary Residence Borrower has resided in subject for 10 years; CLTV is lower than guideline maximum Loan qualified with CLTV of 62.23%
d1cd1227-6786-4408-ab69-06cb8329c009
603245413	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	570 – Review Appraisal Missing – Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 FICO is higher than guideline minimum Loan qualified with FICO of 757; Years in Primary Residence Borrower has resided in subject for 10 years; CLTV is lower than guideline maximum Loan qualified with CLTV of 62.23%
d1cd1227-6786-4408-ab69-06cb8329c009
606487558	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Missing Affiliated Business Disclosure provided within 3 business days of application.	1/31/2018: Affiliated Business Disclosure was provided to the borrower with the initial disclosures, however, it wasn't signed. Thank you, XXXXXXXXX			02/01/2018: Lender provided unsigned initial AFB disclosure. The exception is deemed non-material and graded B for all agencies. Exception downgraded.			1f2140ec-b9a7-4877-923c-0befffe69e40
606487558	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Missing Flood Certification fee.				Exception deemed non-material. Final rating will be a B.			1f2140ec-b9a7-4877-923c-0befffe69e40
606487558	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Failure to Obtain Qualified [Review] Appraisal	Missing third party evaluation tool from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			1f2140ec-b9a7-4877-923c-0befffe69e40
606487558	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Missing PDI for FEMA event dated XX/XX/XXXX.				2/23/18: Updated FEMA Program Selection. Inspection not required.			1f2140ec-b9a7-4877-923c-0befffe69e40
607452869	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender.				01/29/2018 - Finding is deemed non-material and graded B for all agencies.			74c8b4ee-25d6-49b5-b4cd-0d00b78f4b20
607452869	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																	01/29/2018 - Finding is deemed non-material and graded B for all agencies.			74c8b4ee-25d6-49b5-b4cd-0d00b78f4b20
607452869	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX .  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
														02/12/2018: Please see attached.			02/12/2018: After further review, exception cleared.			74c8b4ee-25d6-49b5-b4cd-0d00b78f4b20
607452869	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1 - 30 $X,XXX.XX, the calculated payment amount is Years 1 - 30  $X,XXX.XX.  The lender used estimated figures for taxes and insurance and Audit used documentation provided in the file.   Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
														02/12/2018: Please see attached			02/12/2018: After further review, exception cleared.			74c8b4ee-25d6-49b5-b4cd-0d00b78f4b20
607452869	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section  of the final Closing Disclosure indicates the  Loan Estimate figure : Cash to Close  as $XXX,XXX.XX.  The most recent Loan Estimate indicates and amount of $XXX,XXX.   Provide re-disclosed CD and letter of explanation.
																	01/29/2018 - Finding is deemed non-material and graded B for all agencies.			74c8b4ee-25d6-49b5-b4cd-0d00b78f4b20
607452869	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX for the taxes vs. the actual amount of $XXX.XX.
														02/12/2018: Please see attached.			02/12/2018: After further review, exception cleared.			74c8b4ee-25d6-49b5-b4cd-0d00b78f4b20
607452869	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			74c8b4ee-25d6-49b5-b4cd-0d00b78f4b20
608984854	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Title - Notary Fee in section C of the final Closing Disclosure dated is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.				Non-material per XXXX guidance, loan will be Graded a B for all agencies.			fbd48a34-b5ca-4060-bf58-0d36107b91bc
608984854	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			fbd48a34-b5ca-4060-bf58-0d36107b91bc
608984854	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to X% variance.  LE does not reflect points with no resulting COC for any subsequent disclosures.  Final CD reflects points of $XXXX.XX for a variance/refund required of $XXXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														01/31/2018: Please see attached. :)			02/01/2018: Lender provided COC form. Exception cleared.			fbd48a34-b5ca-4060-bf58-0d36107b91bc
608984854	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure.  All Loan costs associated with the transaction must be listed in a table under the heading of "loan costs".  The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																	Non-material per XXXX guidance, loan will be Graded a B for all agencies.			fbd48a34-b5ca-4060-bf58-0d36107b91bc
610516493	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX . A cost estimator from the insurer was not provided.
														02/12/2018: Replacement Cost Estimator			02/13/2018: The Replacement Cost Estimator was provided. Exception cleared.	Years in Field Borrower has 20 years in Field ; FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 778 FICO.		ff7ac0b7-79dd-4ba5-a4c5-11bff29684fe
610516493	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing AUS results	Lender's guidelines require all loans have a FNMA DU Approve/Ineligible recommendation. Missing AUS results.	02/08/2018: AUS			02/08/2018: The Accept LPA was provided. Exception cleared.	Years in Field Borrower has 20 years in Field ; FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 778 FICO.		ff7ac0b7-79dd-4ba5-a4c5-11bff29684fe
610516493	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assets Verified Were Not Sufficient to Close	Verified assets of $XXX,XXX.XX less cash to close $XXX.XXX.XX results in $XX,XXX.XX shortage of funds to close.	02/16/2018: List of assets, liquid funds.02/08/2018: 1008 and AUS
02/16/2018: Upon further review, exception cleared.02/08/2018: 1008 and Accept/Not Eligible LPA was provided. Please provide evidence of the missing funds of $XX,XXX.XX required from the Borrower to close. Exception remains.
																		Years in Field Borrower has 20 years in Field ; FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 778 FICO.		ff7ac0b7-79dd-4ba5-a4c5-11bff29684fe
610516493	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain gift documentation
Guidelines may require a signed gift letter for Gift #6 in the amount of $X,XXX.XX, deposited XX/XX/XXXX in the Borrower’s bank account.  Borrower received gift funds for down payment. Evidence of a signed gift letter is not provided as per guideline requirements.
02/15/2018: Gift Letter02/08/2018: GIFT
02/16/2018: Upon further review, exception cleared.02/08/2018: The LOX and list of gifts found in the loan file were provided. The signed gift letter for gift #6 in the amount of $X,XXX.XX was not provided. Exception remains.
																		Years in Field Borrower has 20 years in Field ; FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 778 FICO.		ff7ac0b7-79dd-4ba5-a4c5-11bff29684fe
610516493	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM/VOR require to verify.	02/16/2018: VOR			02/20/2018: AUS provided with Eligible status, Guidelines do not require verification of housing history, exception cleared.	Years in Field Borrower has 20 years in Field ; FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 778 FICO.		ff7ac0b7-79dd-4ba5-a4c5-11bff29684fe
610516493	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Schedule C Business and Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
														02/12/2018: This is Fannie high balance loan, balance sheet is not required. Please clear.			02/16/2018: After further review, exception cleared.	Years in Field Borrower has 20 years in Field ; FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 778 FICO.		ff7ac0b7-79dd-4ba5-a4c5-11bff29684fe
610516493	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Schedule C Business and Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
														02/12/2018: This is a high balance loan, Fannie does not require a P&L .			02/16/2018: After further review, exception cleared.	Years in Field Borrower has 20 years in Field ; FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 778 FICO.		ff7ac0b7-79dd-4ba5-a4c5-11bff29684fe
610516493	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				1/19/2018: Finding is deemed non-material and graded B for all agencies.	Years in Field Borrower has 20 years in Field ; FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 778 FICO.		ff7ac0b7-79dd-4ba5-a4c5-11bff29684fe
610516493	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018L CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.	Years in Field Borrower has 20 years in Field ; FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 778 FICO.		ff7ac0b7-79dd-4ba5-a4c5-11bff29684fe
610516493	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	The Lender's guidelines require an LD Appraisal Department Desk Review when CU Risk Score is greater than X.X. The CU Risk Score is X.X and the desk review is missing from the loan file.	03/01/2018: the CU score is X.X on this loan? Please clear, no desk review required.			03/02/2018: Upon further review, Exception cleared.	Years in Field Borrower has 20 years in Field ; FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 778 FICO.		ff7ac0b7-79dd-4ba5-a4c5-11bff29684fe
611715538	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Lender Post closing Refund to Cure insufficient to cover in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Appraisal Report Fee on final CD reflects $XXX.XX and Sub Escrow Fee reflects $XX.XX. LE dated XX/XX/XXXX lists the appraisal report fee as $XXX.XX and the Sub escrow fee as $XX.XX. These fees are in a 0% tolerance section. Lender tolerance cure of $XX.XX is required.  Section J reflects $X.XX tolerance cure that is insufficient.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower
02/19/2018: Check for $XX, Tracking, Revised CD attached 02/07/2018: COC for the appraisal fee increase.
02/21/2018: Lender provided corrected CD, LOE Copy of check and mailing label. Exception downgraded.02/08/2018: Lender provided COC form for appraisal fee increase; however, it does not reflect a valid reason for the increase in the fee.  Exception remains.
a03107b7-71d6-4641-9ced-12c6bd9bbd67
611715538	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final closing disclosure does not reflect the payee name for prepaid property taxes in section F.	02/07/2018: Included the payee in section B.			02/08/2018: This finding is deemed non-material and final rating will be a B, B grade.			a03107b7-71d6-4641-9ced-12c6bd9bbd67
611715538	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – Third party valuation tool missing from file	02/08/2018: CDA Provided			02/09/2018: CDA received, supports appraised value, exception cleared.			a03107b7-71d6-4641-9ced-12c6bd9bbd67
611715538	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.			a03107b7-71d6-4641-9ced-12c6bd9bbd67
611872628	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assets are not sourced/seasoned
Borrowers bank statement reflects three (3) large deposits for $XX,XXX.XX, $XX,XXX and $X,XXX.XX.  LP in file indicates any single deposit greater than $X,XXX.XX needs to be sourced.  File missing documentation to support deposits.
02/02/2018: Lender provided LOE. Upon further review, Exception cleared.
 Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income for 2 family members ; FICO is higher than guideline minimum FICO mid credit score 760; Years in Field Borrower has 10 years in field
64393703-f5c8-43ee-bfa2-1309d9b9b586
611872628	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				1/18/2018: Finding deemed non-material and will be rated a B for agencies.
 Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income for 2 family members ; FICO is higher than guideline minimum FICO mid credit score 760; Years in Field Borrower has 10 years in field
64393703-f5c8-43ee-bfa2-1309d9b9b586
611872628	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage
Borrowers bank statement reflects three (3) large deposits for $XX,XXX.XX, $XX,XXX.XX and $X,XXX.XX.  LP in file indicates any single deposit greater than $X,XXX.XX needs to be sourced.  File missing documentation to support deposits.
														01/31/2018: LOX			02/02/2018: Lender provided LOE. Upon further review, Exception cleared.
 Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income for 2 family members ; FICO is higher than guideline minimum FICO mid credit score 760; Years in Field Borrower has 10 years in field
64393703-f5c8-43ee-bfa2-1309d9b9b586
611872628	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflects a re-inspection fee. The final CD reflects a re-inspection fee for $XXX with no corresponding COC. resulting in a $XX refund due for cure.  Cure provided per lender credit on final CD.
1/24/2018: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
 Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income for 2 family members ; FICO is higher than guideline minimum FICO mid credit score 760; Years in Field Borrower has 10 years in field
64393703-f5c8-43ee-bfa2-1309d9b9b586
611872628	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income for 2 family members ; FICO is higher than guideline minimum FICO mid credit score 760; Years in Field Borrower has 10 years in field
64393703-f5c8-43ee-bfa2-1309d9b9b586
613031789	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Final Application (1003)	The 1003 in the file is completed inaccurately in the declarations section. The 1003 indicates the Borrower is a Permanent Resident Alien; however, the Borrower is a Non-Permanent Resident Alien.	02/20/2018: Corrected 1003			02/21/2018: Corrected 1003 provided, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.30 months reserves; FICO is higher than guideline minimum UW Guides typically require 680 FICO, loan qualified with 786 FICO; LTV is lower than guideline maximum UW Guides typically allow 80% LTV, loan qualified with 72.02% LTV
4db5b039-b379-405d-8c92-13ae0dfdd3a7
613031789	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender.				01/29/2018 - Finding is deemed non-material and graded B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.30 months reserves; FICO is higher than guideline minimum UW Guides typically require 680 FICO, loan qualified with 786 FICO; LTV is lower than guideline maximum UW Guides typically allow 80% LTV, loan qualified with 72.02% LTV
4db5b039-b379-405d-8c92-13ae0dfdd3a7
613031789	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD reflects the incorrect number of months for which Homeowner's Association Dues were prepaid in Section F. The CD reflects 1 month versus 12 months.				01/29/2018 - Finding is deemed non-material and graded B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.30 months reserves; FICO is higher than guideline minimum UW Guides typically require 680 FICO, loan qualified with 786 FICO; LTV is lower than guideline maximum UW Guides typically allow 80% LTV, loan qualified with 72.02% LTV
4db5b039-b379-405d-8c92-13ae0dfdd3a7
613031789	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.30 months reserves; FICO is higher than guideline minimum UW Guides typically require 680 FICO, loan qualified with 786 FICO; LTV is lower than guideline maximum UW Guides typically allow 80% LTV, loan qualified with 72.02% LTV
4db5b039-b379-405d-8c92-13ae0dfdd3a7
613502708	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
AUS reflects a DTI of XX.XX%. Due to miscalculation of income, the actual DTI is XX.XX% and requires AUS to be re-run. The lender did not consider the borrower's XXXX expenses. For borrower's earning commission income greater than XX% or more of annual income, these expenses must be deducted.
														01/30/2018: update AUS			02/01/2018: Lender provided updated AUS. Exception cleared.	CLTV is lower than guideline maximum Loan qualified with CLTV of 68.5%; Years in Field Borrower has 25 years in Field ; Years in Primary Residence Borrower has resided in subject for 10 years		3ad19199-42e5-4f90-91ab-150e839e1655
613502708	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan Does Not Meet TQM due to excessive DTI.	01/30/2018: DTI is not excessive as it’s still under 43%.			02/01/2018: Lender provided updated AUS. Exception cleared.	CLTV is lower than guideline maximum Loan qualified with CLTV of 68.5%; Years in Field Borrower has 25 years in Field ; Years in Primary Residence Borrower has resided in subject for 10 years		3ad19199-42e5-4f90-91ab-150e839e1655
613502708	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	570 – Review Appraisal Missing – Third party valuation tool missing from file.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.	CLTV is lower than guideline maximum Loan qualified with CLTV of 68.5%; Years in Field Borrower has 25 years in Field ; Years in Primary Residence Borrower has resided in subject for 10 years		3ad19199-42e5-4f90-91ab-150e839e1655
613502708	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.	CLTV is lower than guideline maximum Loan qualified with CLTV of 68.5%; Years in Field Borrower has 25 years in Field ; Years in Primary Residence Borrower has resided in subject for 10 years		3ad19199-42e5-4f90-91ab-150e839e1655
615322645	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/25/2018 - Finding deemed non-material and graded B for all agencies.			de50bf82-2c4a-46e6-8a8d-15f8875b4adb
615322645	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received						de50bf82-2c4a-46e6-8a8d-15f8875b4adb
619089560	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment	For salaried borrowers: Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for both borrower and co-borrower are dated post loan consummation	01/30/2018: This is an agency loan and we are ok to have a VOE dated after closing - see attached			02/01/2018: Upon further review, Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.39%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 56.37%%
b7c3cf2a-a40b-4d51-aaa9-16060af92d0a
619089560	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.				Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.39%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 56.37%%
b7c3cf2a-a40b-4d51-aaa9-16060af92d0a
619089560	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Lender Post closing Refund to Cure insufficient to cover in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Lender tolerance cure of $XXX.XX is required.  Post close tolerance cure of $XX.XX is insufficient.  Provide corrected CD, evidence of Refund to the Borrower, Letter of explanation and proof of delivery to the Borrower.
														02/07/2018: Evidence of tolerance cure			02/07/2018: Corrected CD, Letter of Explanation, copy of Refund Check and proof of delivery provided. Non-material per SFIG guidance. Loan will be graded B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.39%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 56.37%%
b7c3cf2a-a40b-4d51-aaa9-16060af92d0a
619089560	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Services borrower did shop fees in Section C and Section E Recording Fees are subject to 10% tolerance when the borrower chose a service provider listed on the WLSP.  LE dated XX/XX/XXXX reflects a fee total of $XXXX ($XXXX.XX at 10%) with no resulting CoC for any subsequent disclosures. Final CD reflects a fee total of $XXXX for a variance/refund required of $XXX.XX to meet 10% threshold.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														02/07/2018: Evidence of tolerance cure			02/07/2018: Corrected CD, Letter of Explanation, copy of Refund Check and proof of delivery provided. Non-material per SFIG guidance. Loan will be graded B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.39%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 56.37%%
b7c3cf2a-a40b-4d51-aaa9-16060af92d0a
619089560	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 32.39%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 56.37%%
b7c3cf2a-a40b-4d51-aaa9-16060af92d0a
620908582	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/24/2018 - Finding is deemed non-material and graded B for all agencies.			2caac4b8-69e5-4b42-a159-16cab19f8f1d
620908582	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.			2caac4b8-69e5-4b42-a159-16cab19f8f1d
621078454	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B - The final Closing Disclosure does not reflect a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
																	Exception is deemed non-material and rated a B.			dc8e4e2c-1772-4b75-b262-1790cec47a3f
621078454	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file				02/09/2018: CDA Received, supports appraised value. Exception cleared.			dc8e4e2c-1772-4b75-b262-1790cec47a3f
621078454	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.			dc8e4e2c-1772-4b75-b262-1790cec47a3f
622301213	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assets are not sourced/seasoned	The statement for account #XXXX on final application reflects a deposit of $XXX,XXX.XX on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposit.	02/09/2018: Attached settlement statement from sale of previous property was included in the original upload and shows the source of the $XXX,XXX.XX deposit.			02/12/2018: After further review, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.06%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Years on Job Borrower has 15 years on job
a8f85b05-e952-4d60-869c-18528b66c09a
622301213	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property with an effective date prior to the funding date was not provided	02/08/2018: Loan funded XX/XX, insurance effective date XX/XX			02/12/2018: Hazard declaration was provided reflecting an effective date prior to funding. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.06%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Years on Job Borrower has 15 years on job
a8f85b05-e952-4d60-869c-18528b66c09a
622301213	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase.  The loan file is missing all asset documentation.
														01/29/2018: Asset documents			01/31/2018: Lender provided Asset documents. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.06%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Years on Job Borrower has 15 years on job
a8f85b05-e952-4d60-869c-18528b66c09a
622301213	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	02/09/2018: Attached final settlement statement was included in original upload.			02/12/218: After further review, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.06%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Years on Job Borrower has 15 years on job
a8f85b05-e952-4d60-869c-18528b66c09a
622301213	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet				01/23/2018: This finding is deemed not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.06%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Years on Job Borrower has 15 years on job
a8f85b05-e952-4d60-869c-18528b66c09a
622301213	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date	Unable to determine if Affiliated Business Disclosure not provided within 3 business days of application date. Document not dated.				01/23/2018: This finding is deemed not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.06%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Years on Job Borrower has 15 years on job
a8f85b05-e952-4d60-869c-18528b66c09a
622301213	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credit insufficient to cover overages in C.D. Transfer Taxes - Section E
Transfer Taxes on the funding  CD are $XXX.XX LE dated XX/XX/XXXX lists Transfer Taxes as $XXX This fee is a X% tolerance fee.  Lender tolerance cure of $XX.XX is required.  Post close tolerance cure of $XX.XX is insufficient.  Provide corrected CD, evidence of Refund to the Borrower, LOE and proof of delivery to the Borrower.
02/13/2018: The initial CD had the transfer tax as $XXX.XX, with an increase of $XXX.XX on the final CD. Cure of $XX.XX is sufficient. 01/29/2018: XXXXXXXXX
02/13/2018: After further review, exception cleared. 01/31/2018: Lender provided LE's and COC's, however all LE's lists Transfer Taxes as $XXX.XX with no corresponding COC. Post Close Cure is insufficient. Exception remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.06%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Years on Job Borrower has 15 years on job
a8f85b05-e952-4d60-869c-18528b66c09a
622301213	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing LE's dated XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX as shown as received from borrower on the disclosure tracking.	01/29/2018: All LEs and COCs attached			01/31/2018: Lender provided LE's and COC's. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.06%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Years on Job Borrower has 15 years on job
a8f85b05-e952-4d60-869c-18528b66c09a
622301213	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $XXX with no resulting COC for subsequent disclosures. The consummation and funding CD reflects taxes in Section E of $XXX.XX resulting in a variance of $XX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														02/13/2018: The initial CD had the transfer tax as $XXX.XX, with an increase of $XXX.XX on the final CD. Cure of $XX.XX is sufficient. 01/29/2018: XXXXXXXXX			02/13/2018: After further review, exception cleared. 01/31/2018: Lender provided LE's and COC's, however all LE's lists Transfer Taxes as $XXX.XX with no corresponding COC. Exception remains.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.06%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Years on Job Borrower has 15 years on job
a8f85b05-e952-4d60-869c-18528b66c09a
622301213	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA review is missing from the file.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.06%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Years on Job Borrower has 15 years on job
a8f85b05-e952-4d60-869c-18528b66c09a
624389921	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for lender and broker.				02/26/2018: Loan will be Graded a B for all agencies.			650a9586-fb5b-44fc-acf4-fe0212c8b000
624389921	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final CD does not disclose an itemization of Recording fees in Section E. Provide corrected CD and letter of explanation to the Borrower.				02/26/2018: Non-material per XXXX guidance, loan will be graded a B for all agencies.			650a9586-fb5b-44fc-acf4-fe0212c8b000
624389921	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.				02/28/2018: CDA Received, supports appraisal value.			650a9586-fb5b-44fc-acf4-fe0212c8b000
624394165	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	AUS in file reflects a DTI of XX.XX%. Due to the missing income documentation, the actual DTI is XX.XX%.	02/22/2018: See attached 1040 and results			02/23/2018: Upon further review, exception cleared.
 Disposable Income is higher than guideline minimum DU requires $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income  ; Years on Job Borrower has been in same field for 27 years. ; Years in Primary Residence Borrower has resided in subject for 9 years
3f4d440d-5ca0-4843-b193-1c86a7b7ab92
624394165	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property #2 located on final 1003. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
														02/22/2018: See attached 1040 and results			02/23/2018: Upon further review, exception cleared.
 Disposable Income is higher than guideline minimum DU requires $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income  ; Years on Job Borrower has been in same field for 27 years. ; Years in Primary Residence Borrower has resided in subject for 9 years
3f4d440d-5ca0-4843-b193-1c86a7b7ab92
624394165	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Per appendix Q , both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.	02/22/2018: See attached 1040 and results			02/23/2018: Upon further review, exception cleared.
 Disposable Income is higher than guideline minimum DU requires $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income  ; Years on Job Borrower has been in same field for 27 years. ; Years in Primary Residence Borrower has resided in subject for 9 years
3f4d440d-5ca0-4843-b193-1c86a7b7ab92
624394165	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 Disposable Income is higher than guideline minimum DU requires $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income  ; Years on Job Borrower has been in same field for 27 years. ; Years in Primary Residence Borrower has resided in subject for 9 years
3f4d440d-5ca0-4843-b193-1c86a7b7ab92
624971038	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure				Non-material per XXXX guidance, loan will be graded a B for all agencies			7fa13fe9-d4ae-4603-b57c-217db7632a1a
624971038	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $XXX with no resulting COC for subsequent disclosures. The consummation and funding CD reflects taxes in Section E of $XXX.XX resulting in a variance of $XX.XX. Cure provided per lender credit on the funding CD
																	01/27/2018: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies			7fa13fe9-d4ae-4603-b57c-217db7632a1a
624971038	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file,				02/12/2018: CDA Received, supports appraised value. Exception cleared.			7fa13fe9-d4ae-4603-b57c-217db7632a1a
627432084	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	DU requires a XXXX within XX business days prior to the note date. The XXXX in file for each borrower greater than XX days prior to note date. XXXX in file is dated XXX (X) after the Note date.
01/30/2018: Hello, Per Agency Guidelines we are able to obtain a Verbal XXX after closing, up to the time of loan delivery. We should be ok on this loan. Please see attached for your review. Thank you, XXXX XXXXX
01/31/2018: Upon further review, Exception cleared.
 Years on Job Borrower has 12.7 years on job; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 79.90 months reserves; Years in Primary Residence Borrower has resided in primary residence for 8.10 years
1738060c-915d-4279-8032-22af26e3b61f
627432084	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.				1/26/2018: Finding deemed non-material and will be rated a B for agencies.
 Years on Job Borrower has 12.7 years on job; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 79.90 months reserves; Years in Primary Residence Borrower has resided in primary residence for 8.10 years
1738060c-915d-4279-8032-22af26e3b61f
627432084	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification XXX was not listed in section X of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "XXXX XXXXX". The table shall contain the items and amounts listed under four subheadings, described in paragraph (X)Xi) through (X).
1/26/2018: Finding deemed non-material and will be rated a B for agencies.
 Years on Job Borrower has 12.7 years on job; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 79.90 months reserves; Years in Primary Residence Borrower has resided in primary residence for 8.10 years
1738060c-915d-4279-8032-22af26e3b61f
627432084	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section X of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected XX and LOE to the Borrower.				1/26/2018: Finding deemed non-material and will be rated a B for agencies.
 Years on Job Borrower has 12.7 years on job; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 79.90 months reserves; Years in Primary Residence Borrower has resided in primary residence for 8.10 years
1738060c-915d-4279-8032-22af26e3b61f
627432084	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section X. XXXXXXXX section of the final Closing Disclosure does not list number of months Homeowners Association Dues were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed XX and letter of explanation.
1/26/2018: Post Closing XX reflects numbers of months for HOA fees. Loan will be graded a B for all agencies.
 Years on Job Borrower has 12.7 years on job; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 79.90 months reserves; Years in Primary Residence Borrower has resided in primary residence for 8.10 years
1738060c-915d-4279-8032-22af26e3b61f
627432084	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	01/29/2018: Fraud Report			02/12/2018: XXX Received, supports appraised value. Exception cleared.01/31/2018: Lender provided Fraud Report. Exception remains, Due Diligence will order.
 Years on Job Borrower has 12.7 years on job; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 79.90 months reserves; Years in Primary Residence Borrower has resided in primary residence for 8.10 years
1738060c-915d-4279-8032-22af26e3b61f
627432084	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a XXXX declared disaster area. Inspection post incident date not provided.				2/23/18: Updated XXXX Program Selection. Inspection not required.
 Years on Job Borrower has 12.7 years on job; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 79.90 months reserves; Years in Primary Residence Borrower has resided in primary residence for 8.10 years
1738060c-915d-4279-8032-22af26e3b61f
627763002	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by Desktop Underwriter was not provided for borrower's or co-borrower's current employment.	01/31/2018: Please see attached.			02/01/2018: Lender provided VVOE for both borrowers. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.3 months reserves; Years on Job Borrower has 6 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported efe9815a-f4c8-4369-8014-22b3fba26130
627763002	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	The Broker’s Affiliated Business Disclosure not executed. Additionally, the Lender's Affiliated Business Disclosure is missing from the file.				01/26/2018: This finding is deemed non-material and rated a B.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.3 months reserves; Years on Job Borrower has 6 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported efe9815a-f4c8-4369-8014-22b3fba26130
627763002	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage because the loan file is missing an employment verification within 10 days of the note date for both borrowers.	01/31/2018: Please see attached. Attached this time			02/01/2018: Lender provided VVOE for both borrowers. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.3 months reserves; Years on Job Borrower has 6 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported efe9815a-f4c8-4369-8014-22b3fba26130
627763002	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure.  All loan costs associated with the transaction must be listed in a table under the heading of "loan costs."  The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
01/26/2018: This finding is deemed non-material and rated a B.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.3 months reserves; Years on Job Borrower has 6 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported efe9815a-f4c8-4369-8014-22b3fba26130
627763002	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrowers' Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure.				01/26/2018: This finding is deemed non-material and rated a B.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.3 months reserves; Years on Job Borrower has 6 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported efe9815a-f4c8-4369-8014-22b3fba26130
627763002	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.3 months reserves; Years on Job Borrower has 6 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported efe9815a-f4c8-4369-8014-22b3fba26130
630227300	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration
Borrower is retaining primary residence as a rental.  Mortgage statement in file reflects escrows for taxes and/or insurance.  Subject is a condo. File contains property tax bill and evidence of HOA dues.  Provide copy of hazard insurance declaration page, if applicable, and copy of Certificate of Insurance.
														02/06/2018: HOI			02/06/2018: Proper HOI was provided. Exception cleared.
 Years in Primary Residence Borrower has resided in subject for 7.4 years; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 14.80 months reserves
9bcdf62d-24f9-4705-9aa1-22f3d8169ce1
630227300	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.				1/29/2018: Finding deemed non-material and will be rated a B for agencies.
 Years in Primary Residence Borrower has resided in subject for 7.4 years; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 14.80 months reserves
9bcdf62d-24f9-4705-9aa1-22f3d8169ce1
630227300	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/14/2018: CDA Received, supports appraised value.
 Years in Primary Residence Borrower has resided in subject for 7.4 years; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 14.80 months reserves
9bcdf62d-24f9-4705-9aa1-22f3d8169ce1
632257261	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
														02/11/218: Please see attached. Thank you :)			02/12/2018: A copy of the recorded mortgage was provided. Exception cleared.			8e821393-9908-4a6a-9c6d-23f37ba5c911
632257261	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
8e821393-9908-4a6a-9c6d-23f37ba5c911
632257261	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided.				02/12/2018: CDA Received, supports appraised value. Exception cleared.			8e821393-9908-4a6a-9c6d-23f37ba5c911
633833054	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Occupation and Employer Information
The loan application indicated that the borrower was self-employed for XX years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.
														02/02/2018: Business confirmation			02/05/2018: Lender provided XXXX and XXXX Articles of Incorporation.
 DTI is lower than guideline maximum TQM Guides maximum DTI of 43%, loan qualified with DTI of 10.57%; Reserves are higher than guideline minimum AUS required 0 months reserves, loan qualified with 11 months reserves; Years Self Employed Borrower has 15 years Self Employed
f83e70fb-f94e-4b1e-8524-25207c53bf4e
633833054	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The  Title Fees  are reflected in section B of the final Closing Disclosure dated XX/XX/XXXX. The borrower shopped for their own title service provider and did not use the provider on the WLSP. All/The title service provider fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Exception is deemed non-material with a final rating of a B.
 DTI is lower than guideline maximum TQM Guides maximum DTI of 43%, loan qualified with DTI of 10.57%; Reserves are higher than guideline minimum AUS required 0 months reserves, loan qualified with 11 months reserves; Years Self Employed Borrower has 15 years Self Employed
f83e70fb-f94e-4b1e-8524-25207c53bf4e
633833054	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 DTI is lower than guideline maximum TQM Guides maximum DTI of 43%, loan qualified with DTI of 10.57%; Reserves are higher than guideline minimum AUS required 0 months reserves, loan qualified with 11 months reserves; Years Self Employed Borrower has 15 years Self Employed
f83e70fb-f94e-4b1e-8524-25207c53bf4e
635917534	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
49.37% vs 25.30% maximum DTI per DU. The monthly income of  $X,XXX.XX was used by the lender to determine the DTI. The income was calculated using base income and alimony per divorce decree. Divorce decree in file indicated alimony to be received for less than 3 years; Lender indicates continuance date of 1 year past actual date reflected in divorce decree.  Per DU, the support payments must have at least 3 years continuance in order to use as qualifying income.  Borrower receives child support, however, will not continue for 3 years, file does not contain documentation to support receipt of child support and Lender indicates child support not being used to qualify borrower.
02/12/2018: After further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require X.XX months reserves, loan qualified with X.XX months reserves; Years in Field Borrower has XX years in Field; Current Mortgage Payment is lower than previous payment Borrower reducing monthly payment approximately $XXX.XX per month db02704f-6a27-4dd1-b451-25503c4af564
635917534	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Invalid AUS	DU in file invalid due to inclusion of alimony which will not continue for at least 3 years.	02/06/2018: Hello - Please see paragraph X.X of the divorce decree. The borrower is receiving alimony until XX/XX/XXXX. Thank you!			02/12/2018: After further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require X.XX months reserves, loan qualified with X.XX months reserves; Years in Field Borrower has XX years in Field; Current Mortgage Payment is lower than previous payment Borrower reducing monthly payment approximately $XXX.XX per month db02704f-6a27-4dd1-b451-25503c4af564
635917534	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.				2/5/2018: Finding deemed non-material and will be rated a B for agencies.
 Reserves are higher than guideline minimum UW Guides require X.XX months reserves, loan qualified with X.XX months reserves; Years in Field Borrower has XX years in Field; Current Mortgage Payment is lower than previous payment Borrower reducing monthly payment approximately $XXX.XX per month db02704f-6a27-4dd1-b451-25503c4af564
635917534	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage
49.37% vs 25.30% maximum DTI per DU. The monthly income of  $XX,XXX.XX was used by the lender to determine the DTI. The income was calculated using base income and alimony per divorce decree. Divorce decree in file indicated alimony to be received for less than 3 years; Lender indicates continuance date of 1 year past actual date reflected in divorce decree.  Per DU, the support payments must have at least 3 years continuance in order to use as qualifying income.  Borrower receives child support, however, will not continue for 3 years, file does not contain documentation to support receipt of child support and Lender indicates child support not being used to qualify borrower.
														02/06/2018: Hello - Please see paragraph X.X of the divorce decree. The borrower is receiving alimony until XX/XX/XXXX. Thank you!			02/12/2018: After further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require X.XX months reserves, loan qualified with X.XX months reserves; Years in Field Borrower has XX years in Field; Current Mortgage Payment is lower than previous payment Borrower reducing monthly payment approximately $XXX.XX per month db02704f-6a27-4dd1-b451-25503c4af564
635917534	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The initial Closing Disclosure reflects a lender credit in the amount of $XXX. The lender credit decreased to $XXX on the final Closing Disclosure with no indication of a valid COC to account for the $XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
2/5/2018: Finding deemed non-material and will be rated a B for agencies.
 Reserves are higher than guideline minimum UW Guides require X.XX months reserves, loan qualified with X.XX months reserves; Years in Field Borrower has XX years in Field; Current Mortgage Payment is lower than previous payment Borrower reducing monthly payment approximately $XXX.XX per month db02704f-6a27-4dd1-b451-25503c4af564
635917534	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of XXX.XX a month. The lender did not include the HOA of $XXX.				02/12/2018: Letter of explanation and corrective CD was provided. Cure grade is B.
 Reserves are higher than guideline minimum UW Guides require X.XX months reserves, loan qualified with X.XX months reserves; Years in Field Borrower has XX years in Field; Current Mortgage Payment is lower than previous payment Borrower reducing monthly payment approximately $XXX.XX per month db02704f-6a27-4dd1-b451-25503c4af564
635917534	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Estimated Taxes, Insurance & Assessments section on the final Closing Disclosure is missing the explanation HOA for the field Other.	02/09/2018: Post Close CD sent to Borrower - Please see attached.			02/12/2018: Letter of explanation and corrective CD was provided. Cure grade is B.
 Reserves are higher than guideline minimum UW Guides require X.XX months reserves, loan qualified with X.XX months reserves; Years in Field Borrower has XX years in Field; Current Mortgage Payment is lower than previous payment Borrower reducing monthly payment approximately $XXX.XX per month db02704f-6a27-4dd1-b451-25503c4af564
635917534	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018L CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum UW Guides require X.XX months reserves, loan qualified with X.XX months reserves; Years in Field Borrower has XX years in Field; Current Mortgage Payment is lower than previous payment Borrower reducing monthly payment approximately $XXX.XX per month db02704f-6a27-4dd1-b451-25503c4af564
636751318	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/25/2018 - Finding is deemed non-material and graded B for all agencies.			773c9085-d371-458f-a217-263a63d2200d
636751318	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA Received.			02/12/2018: CDA Received, supports appraised value, exception cleared.			773c9085-d371-458f-a217-263a63d2200d
638676689	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure is not executed				Exception deemed not material with a final rating of a B.			c335195d-a616-40a7-b324-2d03dc55b4ea
638676689	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for LE dated XX/XX/XXXX as the Loan Amount has increased from $XXXXXX.XX to $XXXXXX.XX and the Interest Rate has increased from X.XXX% to X%. The file is missing evidence of a valid change of circumstance.
														02/07/2018: COC			02/08/2018: Lender provided COC. Exception cleared.			c335195d-a616-40a7-b324-2d03dc55b4ea
638676689	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/13/2018: CDA Received, supports appraised value.			c335195d-a616-40a7-b324-2d03dc55b4ea
638737499	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business disclosure in file not executed.				Non-material per SFIG guidance, loan will be graded a B for all agencies.			ab1c713c-5ed0-4cc8-8383-3015a072d3d3
638737499	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing updated W.L.S.P. for service charges added to Borrower DID SHOP Fee (Section C) charges on revised L.E.	Missing updated W.L.S.P. for service charges added to Borrower DID SHOP charges on revised L.E. (No Tolerance Violation)				Non-material per SFIG guidance, loan will be graded a B for all agencies.			ab1c713c-5ed0-4cc8-8383-3015a072d3d3
638737499	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for LE dated XX/XX/XXXX as the Recording Fees and Other Taxes has increased from $XXX to $XXX.  The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.
														02/09/2018: See attached COC 12-12			02/13/2018: A COC form was provided. After further review, exception cleared.			ab1c713c-5ed0-4cc8-8383-3015a072d3d3
638737499	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/14/2018: CDA Received, supports appraised value.			ab1c713c-5ed0-4cc8-8383-3015a072d3d3
638737499	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.			ab1c713c-5ed0-4cc8-8383-3015a072d3d3
639101423	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	General Credit Exception
FNMA stipulates that income most be stable with proof of continuance for 3 years in order to use the income. A written statement from the Co-Borrower indicates an intention to relocate to a new state and the income may not continue.
														02/14/2018: Copies of VVOE provided.			02/16/2018: Lender provided copies of VVOE. Exception cleared.01/31/2018: Upon further review, Exception cleared.
 Years on Job Co-Borrower has 27 years on job; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.4 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported baa83973-3917-4a5d-827e-301ebac2ecb6
639101423	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
DTI > XX%. FNMA stipulates that income most be stable with proof of continuance for 3 years in order to use the income. A written statement from the Co-Borrower indicates an intention to relocate to a new state and the income may not continue. Lender guidelines reflects a DTI of XX.XX%.  Due to the miscalculation of income, the actual DTI is XXX.XX%.
														02/14/2018: Copies of VVOE provided.01/29/2018: We reviewed the income situation with FNMA and rcvd approval. Please see attached. Thank you!			02/16/2018: Lender provided copies of VVOE. Exception cleared.01/31/2018: Upon further review, Exception cleared.
 Years on Job Co-Borrower has 27 years on job; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.4 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported baa83973-3917-4a5d-827e-301ebac2ecb6
639101423	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and title.	01/29/2018: Amended appraisal attached for review			01/31/2018: Lender provided amended appraisal. Exception cleared.
 Years on Job Co-Borrower has 27 years on job; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.4 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported baa83973-3917-4a5d-827e-301ebac2ecb6
639101423	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/26/2018 - Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Years on Job Co-Borrower has 27 years on job; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.4 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported baa83973-3917-4a5d-827e-301ebac2ecb6
639101423	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	DTI is in excess of DU approved and per Co-Borrower's written statement, income will not continue for 3 years.				01/31/2018: Upon further review, Exception cleared.
 Years on Job Co-Borrower has 27 years on job; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.4 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported baa83973-3917-4a5d-827e-301ebac2ecb6
639101423	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/13/2018: CDA Received, supports appraised value.
 Years on Job Co-Borrower has 27 years on job; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 34.4 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported baa83973-3917-4a5d-827e-301ebac2ecb6
639140518	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Invalid AUS	DU in file is invalid due to not including HOA fee of $XXX into DTI calculation. Appraisal reflect HOA fee.	02/01/2018: Updated DU/1008 including HOA dues			02/05/2018: Lender provided updated AUS. Exception cleared.
 Years on Job Borrower has 8 years on job; No Mortgage Lates DU requires does not required mortgage history; credit report  verifies 20 months payment history with no late payments reported; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX
f6bd2f59-de3c-42cb-8746-3035c796d88f
639140518	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE
Lender acknowledges in file borrowers year-to-date income on pay stub does not support monthly income, however, 30 days of pay stubs indicates borrower is working full time.  LOE explaining why year-to-date income does not support monthly income.  Previous year W-2 supports monthly income.

03/01/2018: Attached copy is a Written VOE from employer (XXXXXXXXX) stating borrowers earnings are $XXXk base salary plus the borrower is eligible to receive an annual bonus in approximate amount of 15%. LD did not use borrowers potential bonus but did calculate the base pay, since borrower has long term history with the company of 8 years. Also, borrower has 30 days of paystub showing earnings supporting borrowers income on the Written VOE. Please accept borrowers 30 days pay history along with the Written VOE from employer 02/01/2018: LOE should not be required for this. Borrowers current income is consistent and there is a WVOE in the file from the employer.

03/02/2018: Per the LOX from the Borrower, the employer merged with another company 4 months prior. Exception cleared.  03/01/2018: Lender provided copy of paystub and letter from employer; however, there is a large difference of $XXXXX.XX in YTD base income on the pay stubs which is $XXXXX.XX versus what the YTD base income should be which is $XXXXXX.XX.  A letter of explanation is required to verify that the trend is not likely to continue.  Using the YTD total income the DTI would be excessive.  Exception Remains.02/05/2018: Lender provided response. The year-to-date income on the pay stub does not support the monthly income. LOE is required. Exception remains.

 Years on Job Borrower has 8 years on job; No Mortgage Lates DU requires does not required mortgage history; credit report  verifies 20 months payment history with no late payments reported; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX
f6bd2f59-de3c-42cb-8746-3035c796d88f
639140518	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect rescission model – New creditor refinance requires form H-8	The Lender utilized an incorrect ROR form (H9) for a New Lender Refinance.	01/30/2018: The new loan is a R/T so the form H-8 is not required since no new monies was obtained, please waive			02/15/2018 Further review of title shows the Lender originated the loan that was refinanced; therefore, ROR was on the correct H-9 form. Condition rescinded.
 Years on Job Borrower has 8 years on job; No Mortgage Lates DU requires does not required mortgage history; credit report  verifies 20 months payment history with no late payments reported; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX
f6bd2f59-de3c-42cb-8746-3035c796d88f
639140518	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure in file from Lender is not executed.				1/25/2018: Finding deemed non-material and will be rated a B for agencies.
 Years on Job Borrower has 8 years on job; No Mortgage Lates DU requires does not required mortgage history; credit report  verifies 20 months payment history with no late payments reported; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX
f6bd2f59-de3c-42cb-8746-3035c796d88f
639140518	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods
1) DU in file is invalid due to not including HOA fee of $XXX into DTI calculation.  Appraisal reflect HOA fee. 2) Lender acknowledges in file borrowers year-to-date income on pay stub does not support monthly income, however, 30 days of pay stubs indicates borrower is working full time.  LOE explaining why year-to-date income does not support monthly income.  Previous year W-2 supports monthly income.
02/05/2018: Lender provided updated AUS. Exception cleared.
 Years on Job Borrower has 8 years on job; No Mortgage Lates DU requires does not required mortgage history; credit report  verifies 20 months payment history with no late payments reported; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX
f6bd2f59-de3c-42cb-8746-3035c796d88f
639140518	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Estimated Taxes, Insurance & Assessments section on the final Closing Disclosure is missing the explanation HOA for the field Other.				1/25/2018: Finding deemed non-material and will be rated a B for agencies.
 Years on Job Borrower has 8 years on job; No Mortgage Lates DU requires does not required mortgage history; credit report  verifies 20 months payment history with no late payments reported; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX
f6bd2f59-de3c-42cb-8746-3035c796d88f
639140518	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.
 Years on Job Borrower has 8 years on job; No Mortgage Lates DU requires does not required mortgage history; credit report  verifies 20 months payment history with no late payments reported; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX
f6bd2f59-de3c-42cb-8746-3035c796d88f
640644590	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final Closing Disclosure dated XX/XX/XXXX is missing the Flood Certificate Fee. Settlement fees must all be disclosed to the consumer regardless of who pays them.				01/22/2018 - This exception is deemed non-material with a final rating of a B.			c56fcf41-574c-43c6-bd26-32f6e3546bc2
640644590	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure dated XX/XX/XXXX does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.				01/22/2018 - This exception is deemed non-material with a final rating of a "B”.			c56fcf41-574c-43c6-bd26-32f6e3546bc2
640644590	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error
Prepaids section of the final Closing Disclosure dated XX/XX/XXXX does not list number of months Homeowner's Association Dues were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.  Provide re-disclosed CD and letter of explanation.
														01/29/2018: Attached you will find the updated closing disclosure.			01/31/2018: Lender provided corrected CD and LOE. Exception cleared.			c56fcf41-574c-43c6-bd26-32f6e3546bc2
640644590	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	01/29/2018: Fraud Report			02/12/2018: CDA Received, supports appraised value. Exception cleared.01/31/2018: Lender provided Fraud Report. Exception remains, Due Diligence will order.			c56fcf41-574c-43c6-bd26-32f6e3546bc2
641907770	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet				Non-material per SFIG guidance, loan will be graded a B for all agencies			f2fb7a51-3fd1-44fd-b577-338477705831
641907770	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert in the file. The Flood cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies			f2fb7a51-3fd1-44fd-b577-338477705831
641907770	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/12/2018: CDA Received, supports appraised value. Exception cleared.			f2fb7a51-3fd1-44fd-b577-338477705831
641907770	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.			f2fb7a51-3fd1-44fd-b577-338477705831
645550150	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure dated XX/XX/XXXX reflects the Finance Charge as XXX,XXX.XX vs. actual Finance Charge of $XXXX.X An under disclosure of ($XXX.XX which exceeds the $100 allowable tolerance for Purchase Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
Audit has re-reviewed the data entry of fees, and noted and error. Once corrected the loan is no longer under-disclosed. Condition cleared.
 Years on Job Co-Bwr has 9 year job.; Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 10 months reserves; DTI is lower than guideline maximum QM guides maximum DTI of 43% loan qualified with DTI of 18.11%
e93920b1-1fb7-453a-8faf-3535f4008f9b
645550150	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure dated XX/XX/XXXX reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
Exception is deemed non-material with a final rating of a B
 Years on Job Co-Bwr has 9 year job.; Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 10 months reserves; DTI is lower than guideline maximum QM guides maximum DTI of 43% loan qualified with DTI of 18.11%
e93920b1-1fb7-453a-8faf-3535f4008f9b
645550150	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/13/2018: CDA Received, supports appraised value.
 Years on Job Co-Bwr has 9 year job.; Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 10 months reserves; DTI is lower than guideline maximum QM guides maximum DTI of 43% loan qualified with DTI of 18.11%
e93920b1-1fb7-453a-8faf-3535f4008f9b
645550150	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Required Documentation
Documentation in file indicate less than 2 year job stability for borrower which does not meet Qualified Mortgage documentation requirements. QM Guidelines require the Borrower to be employed in the same line of work for a minimum of two years.  Per the documentation in the loan file, the Borrower started employment at a current job XX/XXXX and was previous employed at previous job until XX/XXXX resulting in a gap in employment.  Lender failed to verify dates of previous employment with a third party to complete the 2 full years of employment.

01/30/2018: XXXXXX XXXXXXXX has been employed with XXXX XXXXXXXXX for 0 years and 2 months, 15 years in the same line of work XXXXXX XXXXXXXX previous employment was XXXX for 1 year 9 months Attached is LOE for the gap as borrower took a sabbatical leave before starting XXX new job.
02/01/2018: Lender provided employment gap letter. Exception cleared.
 Years on Job Co-Bwr has 9 year job.; Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 10 months reserves; DTI is lower than guideline maximum QM guides maximum DTI of 43% loan qualified with DTI of 18.11%
e93920b1-1fb7-453a-8faf-3535f4008f9b
645550150	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender and Broker, one must be signed.				02/01/2018: Upon further review, exception downgraded. The exception is deemed non-material and graded B for all agencies.
 Years on Job Co-Bwr has 9 year job.; Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 10 months reserves; DTI is lower than guideline maximum QM guides maximum DTI of 43% loan qualified with DTI of 18.11%
e93920b1-1fb7-453a-8faf-3535f4008f9b
645550150	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet	01/31/2018: Home Loan Toolkit			02/01/2018: Lender provided same toolkit with no date. Upon further review, exception downgraded. The exception is deemed non-material and graded B for all agencies.
 Years on Job Co-Bwr has 9 year job.; Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 10 months reserves; DTI is lower than guideline maximum QM guides maximum DTI of 43% loan qualified with DTI of 18.11%
e93920b1-1fb7-453a-8faf-3535f4008f9b
645550150	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage.				02/01/2018: Lender provided employment gap letter. Exception cleared.
 Years on Job Co-Bwr has 9 year job.; Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 10 months reserves; DTI is lower than guideline maximum QM guides maximum DTI of 43% loan qualified with DTI of 18.11%
e93920b1-1fb7-453a-8faf-3535f4008f9b
645736579	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report not provided.				02/26/2018: : CDA Received, supports appraised value.			4194b02d-caa5-43b4-9d0d-3afb14b487e5
645736579	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing rate lock agreement dated within 3 days of LE reflecting rate was locked.	02/28/2018: Missing Rate Lock Agreement			03/01/2018: Upon further review, exception cleared.			4194b02d-caa5-43b4-9d0d-3afb14b487e5
647037212	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing verbal verification of employment required per DU.	01/31/2018: Attached is borrower VOE			02/02/2018: Lender provided VVOE. Exception cleared.
 FICO is higher than guideline minimum UW guides require a FICO score of 620, loan qualified with a FICO score of 722.; Years in Field 4 years same field.; Years in Primary Residence 2 years in primary residence.
fda000c5-8492-4e72-8fb7-3cfc36c673ce
647037212	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	The AFBD is not signed by the borrowers.				Exception is deemed non-material with a final rating of B.
 FICO is higher than guideline minimum UW guides require a FICO score of 620, loan qualified with a FICO score of 722.; Years in Field 4 years same field.; Years in Primary Residence 2 years in primary residence.
fda000c5-8492-4e72-8fb7-3cfc36c673ce
647037212	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	The Rate Lock Confirmation is missing from the loan file.	02/09/2018: See attached. 01/31/2018: Lock agreement attached			02/13/2018: Rate lock date was provided. Exception cleared. 02/02/2018: Lender provided Floating Rate Lock Agreement. Exception remains.
 FICO is higher than guideline minimum UW guides require a FICO score of 620, loan qualified with a FICO score of 722.; Years in Field 4 years same field.; Years in Primary Residence 2 years in primary residence.
fda000c5-8492-4e72-8fb7-3cfc36c673ce
647037212	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	Initial LE reflect loan program of 15 year fixed and revised LE reflect 30 year. Missing corresponding COC.				02/13/2018: After further review, exception cleared.
 FICO is higher than guideline minimum UW guides require a FICO score of 620, loan qualified with a FICO score of 722.; Years in Field 4 years same field.; Years in Primary Residence 2 years in primary residence.
fda000c5-8492-4e72-8fb7-3cfc36c673ce
647037212	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Initial LE reflects appraisal fee of $XXX with no resulting COC for any subsequent disclosure. The final CD reflects appraisal fee of $XXX resulting in a $XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
02/22/2018: LOE/tracking/Check/CD. 02/09/2018: See attached FINAL LE, appraisal fee disclosed, not refund needed
02/23/2018: A corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower were provided. Exception cleared.  02/13/2018: Subsequent LE was provided, which reflected the increased Appraisal fee. This cannot be cured. LD should have gotten the correct figure prior to sending the initial LE, since the appraiser is picked and the price would have been known upfront. Exception remains.

 FICO is higher than guideline minimum UW guides require a FICO score of 620, loan qualified with a FICO score of 722.; Years in Field 4 years same field.; Years in Primary Residence 2 years in primary residence.
fda000c5-8492-4e72-8fb7-3cfc36c673ce
647037212	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.				Exception is deemed non-material with a final rating of B.
 FICO is higher than guideline minimum UW guides require a FICO score of 620, loan qualified with a FICO score of 722.; Years in Field 4 years same field.; Years in Primary Residence 2 years in primary residence.
fda000c5-8492-4e72-8fb7-3cfc36c673ce
647037212	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The initial LE reflects Transfer Taxes of $XXXX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $XXXXX resulting in a variance of $X.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														01/31/2018: Can you please clarify, the initial LE dated XX/XX reflect taxes in section E as $XXXX.XX. FINAL CD dated XX/XX reflect taxes of $XXXX.XX. can you please review and advuse			02/02/2018: Upon further review, exception cleared.
 FICO is higher than guideline minimum UW guides require a FICO score of 620, loan qualified with a FICO score of 722.; Years in Field 4 years same field.; Years in Primary Residence 2 years in primary residence.
fda000c5-8492-4e72-8fb7-3cfc36c673ce
647037212	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and the co-borrower). No Cure.				Exception is deemed non-material with a final rating of B.
 FICO is higher than guideline minimum UW guides require a FICO score of 620, loan qualified with a FICO score of 722.; Years in Field 4 years same field.; Years in Primary Residence 2 years in primary residence.
fda000c5-8492-4e72-8fb7-3cfc36c673ce
647037212	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	3rd party evaluation tool is missing from the file.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.
 FICO is higher than guideline minimum UW guides require a FICO score of 620, loan qualified with a FICO score of 722.; Years in Field 4 years same field.; Years in Primary Residence 2 years in primary residence.
fda000c5-8492-4e72-8fb7-3cfc36c673ce
647804221	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in Section B of the Closing Disclosure despite evidence of a flood cert in file. The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per XXXX guidance, loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 95%, loan qualified with CLTV of 59.91%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.91%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776
97707159-e62d-474a-b205-3f6e1bfcd659
647804221	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as $XXX with no resulting COC for any subsequent disclosure and on the final CD  as $XXX. The Title fees were disclosed on the LE as $X,XXX and on the final CD as $X,XXX exceeding the allowable 10% tolerance.  A tolerance cure of $XXX is required. Cure provided per Lender Credit on the final CD.
Non-material per XXXX guidance, loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 95%, loan qualified with CLTV of 59.91%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.91%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776
97707159-e62d-474a-b205-3f6e1bfcd659
647804221	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	570 – Review Appraisal Missing – Third party valuation tool missing from file.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 95%, loan qualified with CLTV of 59.91%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.91%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776
97707159-e62d-474a-b205-3f6e1bfcd659
650349883	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosures provided by the Lender and Broker.				01/22/2018: Non-material per XXXX guidance, loan will be graded a B for all agencies.			9b13959c-53b1-4d2e-8cac-455c46bf7f3d
650349883	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage	Missing complete copy of mortgage; pages 3 and 4 are missing.	XX/XX/XXXX: Pages 3 and 4 of DOT			02/08/2018: The missing pages of the mortgage were provided. Exception cleared.			9b13959c-53b1-4d2e-8cac-455c46bf7f3d
650349883	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
																	1/29/2018: Finding deemed non-material and will be rated a B for agencies.			9b13959c-53b1-4d2e-8cac-455c46bf7f3d
650349883	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Initial Loan Estimate in file is missing pages 1 and 2.	XX/XX/XXXX: All pages of Initial LE			02/08/2018: The missing pages 1 and 2 were provided. Exception cleared.			9b13959c-53b1-4d2e-8cac-455c46bf7f3d
650349883	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on the Initial LE as $XXX.XX and on the final CD as $XXX.XX, exceeding the allowable XX% tolerance. A tolerance cure of $XX.XXis required. No evidence of tolerance cure provided in file. Please provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														02/21/2018: Final CD and evidence of tolerance cure			02/22/2018: The provisionary cure documents were provided. Exception downgraded.			9b13959c-53b1-4d2e-8cac-455c46bf7f3d
650349883	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			9b13959c-53b1-4d2e-8cac-455c46bf7f3d
651149832	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	MIssing E-consent disclosure	01/29/2018: copy of tracking for e-consent			02/09/2018: After further review, exception cleared. 01/29/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 General Comp Factor 1 Loan closed with a CLTV of 56.82%; General Comp Factor 1 Loan qualified with 34.04 months reserves; General Comp Factor 1 Credit report verifies 41 months payment history with no late payments reported
4ed721d0-a06d-4bc4-ae03-46ea21025198
651149832	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file	02/08/2018L CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.
 General Comp Factor 1 Loan closed with a CLTV of 56.82%; General Comp Factor 1 Loan qualified with 34.04 months reserves; General Comp Factor 1 Credit report verifies 41 months payment history with no late payments reported
4ed721d0-a06d-4bc4-ae03-46ea21025198
651149832	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided				2/23/18: Updated FEMA Program Selection. Inspection not required.
 General Comp Factor 1 Loan closed with a CLTV of 56.82%; General Comp Factor 1 Loan qualified with 34.04 months reserves; General Comp Factor 1 Credit report verifies 41 months payment history with no late payments reported
4ed721d0-a06d-4bc4-ae03-46ea21025198
651149832	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Mortgage	Missing verification of principle and interest payments for REO 1 and REO 2 listed in the schedule of Real estate owned and REO 3 not listed on the 1003.	02/21/2018: copy of corrected 1003 and 1008			02/22/2018: After further review, exception cleared.
 General Comp Factor 1 Loan closed with a CLTV of 56.82%; General Comp Factor 1 Loan qualified with 34.04 months reserves; General Comp Factor 1 Credit report verifies 41 months payment history with no late payments reported
4ed721d0-a06d-4bc4-ae03-46ea21025198
651149832	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for REO 1, REO 2 on the final application as well as REO 3 that was not listed on the 1003. .	02/21/2018: copy of Insurance and Tax for REO			02/22/2018: The insurance and tax documents were provided. Exception cleared.
 General Comp Factor 1 Loan closed with a CLTV of 56.82%; General Comp Factor 1 Loan qualified with 34.04 months reserves; General Comp Factor 1 Credit report verifies 41 months payment history with no late payments reported
4ed721d0-a06d-4bc4-ae03-46ea21025198
651149832	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.				Non-material per SFIG guidance, loan will be graded a B for all agencies.
 General Comp Factor 1 Loan closed with a CLTV of 56.82%; General Comp Factor 1 Loan qualified with 34.04 months reserves; General Comp Factor 1 Credit report verifies 41 months payment history with no late payments reported
4ed721d0-a06d-4bc4-ae03-46ea21025198
651149832	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
02/08/2018: copy of tracking of CD01/29/2018: copy of tracking for initial closing disclosure
02/08/2018:  After further review, exception cleared.  01/30/2018: The disclosure tracker found in the loan file was provided; however, please provide the E Disclosure Agreement or evidence of this agreement through the tracking document. Exception remains.

 General Comp Factor 1 Loan closed with a CLTV of 56.82%; General Comp Factor 1 Loan qualified with 34.04 months reserves; General Comp Factor 1 Credit report verifies 41 months payment history with no late payments reported
4ed721d0-a06d-4bc4-ae03-46ea21025198
651149832	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
All the title fees are reflected in section C of the final Closing Disclosure dated XX/XXXX.  The borrower did not shopped for their own title services and used provider on the WLSP. All the title fees should be listed in section B of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 General Comp Factor 1 Loan closed with a CLTV of 56.82%; General Comp Factor 1 Loan qualified with 34.04 months reserves; General Comp Factor 1 Credit report verifies 41 months payment history with no late payments reported
4ed721d0-a06d-4bc4-ae03-46ea21025198
651149832	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	Title fee "other" in section C of final CD does not reflect description of fee.				Non-material per SFIG guidance, loan will be graded a B for all agencies.
 General Comp Factor 1 Loan closed with a CLTV of 56.82%; General Comp Factor 1 Loan qualified with 34.04 months reserves; General Comp Factor 1 Credit report verifies 41 months payment history with no late payments reported
4ed721d0-a06d-4bc4-ae03-46ea21025198
651149832	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing documentation supporting omission of mortgage account number ending XXXX as required by AUS. Missing evidence of HOA fees for all REO owned or documentation indicating no HOA.	02/21/2018: corrected AUS			02/22/2018: After further review, exception cleared.
 General Comp Factor 1 Loan closed with a CLTV of 56.82%; General Comp Factor 1 Loan qualified with 34.04 months reserves; General Comp Factor 1 Credit report verifies 41 months payment history with no late payments reported
4ed721d0-a06d-4bc4-ae03-46ea21025198
651149832	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Misrepresentation or Negligence	MERS reflects an additional property: XXXXXXXXXXXXXXXXX with an active mortgage that was not listed on the final application.	01/29/2018: please review the final 1003 as this address is listed on the REO section : XXXXXXXXXXXXXXXXX			01/30/2018: After further review, no undisclosed properties in question and exception cleared.
 General Comp Factor 1 Loan closed with a CLTV of 56.82%; General Comp Factor 1 Loan qualified with 34.04 months reserves; General Comp Factor 1 Credit report verifies 41 months payment history with no late payments reported
4ed721d0-a06d-4bc4-ae03-46ea21025198
651627895	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
																	Exception deemed non-material. Final rating will be a B.			940d5570-9b40-485f-a684-49a782433d68
651627895	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party fraud tool missing from file.				02/12/2018: CDA Received, supports appraised value. Exception cleared.			940d5570-9b40-485f-a684-49a782433d68
652349950	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/25/2018: This finding is deemed non-material and rated a B.			92a947d0-10cd-45fb-a9b8-4f8929d8a5e7
652349950	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review appraisal missing.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			92a947d0-10cd-45fb-a9b8-4f8929d8a5e7
653934566	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure in file is not signed.				1/24/2018: Finding deemed non-material and will be rated a B for agencies.			e05a331e-4680-4c27-970e-524e9ba4066c
653934566	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The most recent LE reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														02/01/2018: copy of correct CD and refund			02/01/2018: Lender provided LOE, Copy of check, mailing label and corrected CD. Exception downgraded.			e05a331e-4680-4c27-970e-524e9ba4066c
653934566	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018L CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.			e05a331e-4680-4c27-970e-524e9ba4066c
656632628	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.				2/26/2018: Finding deemed non-material and will be rated a B for agencies.			8fc5d3d3-188c-4301-bf32-5433e160cd48
656632628	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing rate lock agreement dated within 3 days of LE reflecting rate was locked.				2/26/2018: Finding deemed non-material and will be rated a B for agencies.			8fc5d3d3-188c-4301-bf32-5433e160cd48
656632628	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure and Funding Closing Disclosure Section F missing name of provider property taxes are being paid to.				2/26/2018: Finding deemed non-material and will be rated a B for agencies.			8fc5d3d3-188c-4301-bf32-5433e160cd48
656632628	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/26/2018: CDA Received, supports appraised value.			8fc5d3d3-188c-4301-bf32-5433e160cd48
658817553	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.	02/07/2018: VVOE			02/08/2018: Lender provided VVOE dated with in 10 days of note date. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 54.20 months reserves; Years in Field Borrower has 12 years in field.
bdd4f458-9a52-461d-89ae-54743d765836
658817553	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/22/2018: This finding is deemed non-material and graded B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 54.20 months reserves; Years in Field Borrower has 12 years in field.
bdd4f458-9a52-461d-89ae-54743d765836
658817553	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage
Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.Lender guidelines reflects a DTI of 45.00%.  Due to the miscalculation of rental income, the actual DTI is XX.XX%.
02/09/2018: After further review, exception cleared. 02/08/2018: Lender provided a VVOE dated within 10 days of note date; however, the DTI is still above 45%. Exception remains.
 FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 54.20 months reserves; Years in Field Borrower has 12 years in field.
bdd4f458-9a52-461d-89ae-54743d765836
658817553	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 54.20 months reserves; Years in Field Borrower has 12 years in field.
bdd4f458-9a52-461d-89ae-54743d765836
658817553	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	Lender guidelines reflects a DTI of 45.00%. Due to the miscalculation of rental income, the actual DTI is XX.XX%.	02/08/2018: DTI			02/09/2018: After further review, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 620, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 54.20 months reserves; Years in Field Borrower has 12 years in field.
bdd4f458-9a52-461d-89ae-54743d765836
664755415	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			e039a7de-05ab-4c0c-9aff-6251dab1c7bb
664755415	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing the Lender and Broker Affiliated Business Disclosure.				01/25/2018: This finding is deemed non-material and rated a B.			e039a7de-05ab-4c0c-9aff-6251dab1c7bb
664755415	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued or an attestation that the Flood Cert Fee is included in the origination of the loan.
														01/29/2018: Please review this conditions the Flood cert was never charged from the being of this loan process			02/20/2018: A Flood Cert Fee is not reflected on the CD. Exception remains.Exception deemed non-material. Final rating will be a B.			e039a7de-05ab-4c0c-9aff-6251dab1c7bb
665301727	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the broker and lender				01/29/2018: This finding is not material. Loan will be graded B for all agencies			26e05664-6b31-4d52-a0bf-670f1aa22aa8
665301727	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	01/29/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			26e05664-6b31-4d52-a0bf-670f1aa22aa8
665301727	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Lender did not meet the COC re-disclosure timing requirements. The VOE was ordered on XX/XX/XXXX at which time the $XX.XX fee was made evident, however was not disclosed to the borrower until the re-disclosed Loan Estimate dated XX/XX/XXXX, which exceeds the 3 day COC re-disclosure timing requirements. Refund of $XX.XX for cure due. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
02/19/2018: Please see attachment.02/08/2018: Please see attachment.
02/21/2018: Corrective Closing Disclosure, letter of explanation, proof of delivery and copy of refund check provided. Non-material per SFIG guidance. Loan will be graded B for all agencies.02/08/2018: A COC document with a date of XX/XX/XXXX, was provided reflecting the Verification Paid to 3rd Party fee of $XX.XX. The "actual" change of circumstance was the VOE and the date it was known by the Lender (order date XX/XX/XXXX), which is a valid COC; however, it has to be re-disclosed to the Borrower within 3 days of the known date. Please provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Exception remains.
26e05664-6b31-4d52-a0bf-670f1aa22aa8
665301727	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $X,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $X,XXX. Cure provided on post consummation CD. Additionally, the information in the Calculating Cash To Close section of the final Closing Disclosure does not indicate a Closing Costs Financed figure. The correct amount should be $0.00. Also, the information in the Calculating Cash To Close section of the amended Closing Disclosure indicates Closing Costs Financed as $X,XXX.XX The correct amount should be 0.00.
																	01/29/2018: This finding is not material under SFIG. Loan will be graded B for all agencies			26e05664-6b31-4d52-a0bf-670f1aa22aa8
665301727	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $XXX.XX decrease in the credit. The lender credit was corrected to $X,XXX.XX on the post consummation CD.
																	01/29/2018: Post Consummation provides a cure. Loan will be graded B for all agencies			26e05664-6b31-4d52-a0bf-670f1aa22aa8
665301727	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			26e05664-6b31-4d52-a0bf-670f1aa22aa8
668250181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE  reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

01/22/2018: The Final CD reflected a Lender Credit of $XXX.XX of which $XXX.XX was for the increase in closing costs above the legal limit. The refund is sufficient. Non-material per XXXX guidance, loan will be graded a B for all agencies.
8f9843c3-13b7-4450-aa14-6a4fa6e85c4f
668250181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	01/29/2018: Fraud Report			02/12/2018: CDA Received, supports appraised value. Exception cleared.01/31/2018: Lender provided Fraud Report. Exception remains, Due Diligence will order.			8f9843c3-13b7-4450-aa14-6a4fa6e85c4f
668250181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet				Exception is deemed non-material with a final rating of a B.			8f9843c3-13b7-4450-aa14-6a4fa6e85c4f
668250181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing rate lock agreement.	01/29/2018: Rate Lock Agreement			01/31/2018: Lender provided Rate Lock Agreement. Exception cleared.			8f9843c3-13b7-4450-aa14-6a4fa6e85c4f
668250181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certificate in the file. The Flood Certificate Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	Exception is deemed non-material with a final rating of a B.			8f9843c3-13b7-4450-aa14-6a4fa6e85c4f
668721651	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Cash out amount greater than guideline maximum	The maximum cash back allowed on a Limited Cash-Out refinance is $XXXX.XX. The Borrower received cash back of $X,XXX.XX which exceeds the guideline maximum.	02/11/2018: Please see attached documents for your review. Thank you :) Final Settlement Statement LOX			02/12/2018: An updated Closing Disclosure, updated Settlement Statement, and a LOX were provided to show the cash out correction. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.80%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.80 months reserves
f7f4afcc-eb03-44b3-8552-6c227f005042
668721651	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Invalid AUS	The AUS in file reflects a transaction type of Limited Cash-Out. The Borrower received in excess of $XXXX.XX at closing; therefore, the transaction is a Cash-Out Refinance. The AUS is invalid.	02/11/2018: Please see attached LOX. No AUS is required			02/12/2018: An updated Closing Disclosure, updated Settlement Statement, and a LOX were provided to show the cash out correction. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.80%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.80 months reserves
f7f4afcc-eb03-44b3-8552-6c227f005042
668721651	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Cash back exceeds guideline maximum of $XXXX.XX. The loan cannot be classified as a Temporary Qualified Mortgage.	02/11/2018: Please see attached LOX			02/12/2018: An updated Closing Disclosure, updated Settlement Statement, and a LOX were provided to show the cash out correction. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.80%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.80 months reserves
f7f4afcc-eb03-44b3-8552-6c227f005042
668721651	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The flood certification fee is not reflected in section B of the final Closing Disclosure despite a flood cert being obtained. The fee is required to be disclosed are an attestation provided that no fee was allocated to the transaction.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.80%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.80 months reserves
f7f4afcc-eb03-44b3-8552-6c227f005042
668721651	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.80%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.80 months reserves
f7f4afcc-eb03-44b3-8552-6c227f005042
670042622	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing evidence of monthly taxes and insurance amounts for second property listed on the final application in the REO section.	02/28/2018: copy of the property profile . This Property is a vacant lot we accounted for the taxes , there is NO Insurance for it .			03/01/2018: Lender provided property report for Land with tax information. Exception cleared.
 Years on Job Borrower has 11 years on job; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX; Years in Primary Residence Borrower has resided in subject for 11 years
c6b72a4d-64ca-48b4-ac2a-6c3558cac94b
670042622	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	02/28/2018: copy of the IED			03/01/2018: Lender provided Initial Escrow Account Disclosure. Exception cleared.
 Years on Job Borrower has 11 years on job; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX; Years in Primary Residence Borrower has resided in subject for 11 years
c6b72a4d-64ca-48b4-ac2a-6c3558cac94b
670042622	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.				2/23/18: This finding is deemed non-material and rated a B.
 Years on Job Borrower has 11 years on job; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX; Years in Primary Residence Borrower has resided in subject for 11 years
c6b72a4d-64ca-48b4-ac2a-6c3558cac94b
670042622	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure dated (mm/yy/dddd) does not list the name of the government entity assessing the tax. No Cure.				2/26/2018: This finding is deemed non-material and rated a B.
 Years on Job Borrower has 11 years on job; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX; Years in Primary Residence Borrower has resided in subject for 11 years
c6b72a4d-64ca-48b4-ac2a-6c3558cac94b
670042622	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing initial Loan Disclosure dated within 3 days of rate lock. Change of Circumstance in file dated same date as initial LE indicates rate was locked after initial LE was provided.	02/28/2018: LE for 12/27			03/01/2018: Upon further review, Exception cleared.
 Years on Job Borrower has 11 years on job; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX; Years in Primary Residence Borrower has resided in subject for 11 years
c6b72a4d-64ca-48b4-ac2a-6c3558cac94b
670042622	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				2/26/2018: CDA Received, supports appraised value.
 Years on Job Borrower has 11 years on job; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX; Years in Primary Residence Borrower has resided in subject for 11 years
c6b72a4d-64ca-48b4-ac2a-6c3558cac94b
670313222	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX.XXX which leaves a shortage of hazard insurance coverage for  $XXX,XXX.XX. A cost estimator from the insurer was not provided.
														01/29/2018: Please see attached. Thanks!			01/31/2018: Lender provided HOI documentation. Exception cleared.
 Reserves are higher than guideline minimum X.XX months reserves > 0 months minimum; Years on Job Borrower has 15.14 years on job; Disposable Income is higher than guideline minimum $X,XXX.XX disposable income > $0 minimum de9d6692-ac7c-45bb-ba93-6da98a25c4e6
670313222	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				Exception is deemed non-material with a final rating of "B."
 Reserves are higher than guideline minimum X.XX months reserves > 0 months minimum; Years on Job Borrower has 15.14 years on job; Disposable Income is higher than guideline minimum $X,XXX.XX disposable income > $0 minimum de9d6692-ac7c-45bb-ba93-6da98a25c4e6
670313222	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/13/2018: CDA Received, supports appraised value.
 Reserves are higher than guideline minimum X.XX months reserves > 0 months minimum; Years on Job Borrower has 15.14 years on job; Disposable Income is higher than guideline minimum $X,XXX.XX disposable income > $0 minimum de9d6692-ac7c-45bb-ba93-6da98a25c4e6
670693154	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in file is not dated and there is no evidence in the loan file the disclosure was provided within 3 days of application.				01/25/2018: This finding is deemed non-material and rated a B.			a22efed0-3ce3-4830-b757-6e4d18f70e89
670693154	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File
The only LE in file is dated XX/XX/XXXX. The Loan Estimate Changed Circumstance Documentation form found in file shows the LE was re-disclosed to borrower on XX/XX/XXXX. No copy of re-disclosed LE in file. No Cure.
														02/08/2018: Loan Estimate from XX.XX			02/12/2018: Loan estimate provided, exception cleared.			a22efed0-3ce3-4830-b757-6e4d18f70e89
670693154	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final Closing Disclosure Transaction Information section is incomplete. The name and address of the seller are missing. Provide re-disclosed CD and letter of explanation.				01/25/2018: This finding is deemed non-material and rated a B.			a22efed0-3ce3-4830-b757-6e4d18f70e89
670693154	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The information for Amount of Non-Escrowed Property Costs over Year 1 under the Loan Disclosures section is incorrect. The field reflects $X but should reflect the charges imposed by the homeowner’s association. Provide re-disclosed CD and letter of explanation.
																	01/25/2018: This finding is deemed non-material and rated a B.			a22efed0-3ce3-4830-b757-6e4d18f70e89
670693154	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $XX with no resulting COC for subsequent disclosures. The final CD dated (reflects taxes in Section E of $XX.XX resulting in a variance of $X.XX. Section J reflects $X.XX tolerance cure.
																	01/25/2018: Final CD shows a sufficient tolerance cure. Finding is deemed non-material and rated a B.			a22efed0-3ce3-4830-b757-6e4d18f70e89
670693154	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender did not include the HOA of $XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
																	01/25/2018: This finding is deemed non-material and rated a B.			a22efed0-3ce3-4830-b757-6e4d18f70e89
670693154	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Administration fee in section H of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.				01/25/2018: This finding is deemed non-material and rated a B.			a22efed0-3ce3-4830-b757-6e4d18f70e89
670693154	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Failure to Obtain Qualified [Review] Appraisal	Third party valuation tool missing from file.				03/13/2018: CDA Received, supports appraised value.			a22efed0-3ce3-4830-b757-6e4d18f70e89
671297181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	General Credit Exception
The Hazard Insurance effective date is after Note but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
																	02/27/2018: Exception is deemed non-material. Loan will be rated a B.	Reserves are higher than guideline minimum UW guides require no reserves, loan qualified with 18.60 months reserves.; Years in Field 12 years in same field.		2b622af7-15aa-41d1-a50d-73f0139ca6ae
671297181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX.  The loan amount is $XXXXXX which leaves a shortage of hazard insurance coverage for  $XXXXXX . A cost estimator from the insurer was not provided.
														03/01/2018: Attached			03/01/2018: LOX from the insurance agent confirmed that they cannot release cost estimator. Based on the appraisal’s cost estimator overage is sufficient. Exception cleared.	Reserves are higher than guideline minimum UW guides require no reserves, loan qualified with 18.60 months reserves.; Years in Field 12 years in same field.		2b622af7-15aa-41d1-a50d-73f0139ca6ae
671297181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Verbal Verification of Employment
Missing verbal verification of employment for borrower and co-borrower that is 10 business days prior to the Note date as required per AUS in file. The VOE's in file were completed after the Note date.
														03/01/2018: Attached			03/01/2018: Upon further review, Exception cleared.	Reserves are higher than guideline minimum UW guides require no reserves, loan qualified with 18.60 months reserves.; Years in Field 12 years in same field.		2b622af7-15aa-41d1-a50d-73f0139ca6ae
671297181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  An industry standard fraud report to be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
														03/01/2018: Attached			03/02/2018: Lender provided fraud search. Exception cleared.	Reserves are higher than guideline minimum UW guides require no reserves, loan qualified with 18.60 months reserves.; Years in Field 12 years in same field.		2b622af7-15aa-41d1-a50d-73f0139ca6ae
671297181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Fraud Alert not verified	Missing evidence lender addressed consumer Fraud Alert reflected on credit report.	03/02/2018: Attached			03/02/2018: Lender provided verification the fraud alert on the credit report was addressed. Exception cleared.	Reserves are higher than guideline minimum UW guides require no reserves, loan qualified with 18.60 months reserves.; Years in Field 12 years in same field.		2b622af7-15aa-41d1-a50d-73f0139ca6ae
671297181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing the Lender's Affiliated Business Disclosure.				02/27/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW guides require no reserves, loan qualified with 18.60 months reserves.; Years in Field 12 years in same field.		2b622af7-15aa-41d1-a50d-73f0139ca6ae
671297181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure
Missing evidence HUD Homeownership Counseling Disclosure provided to borrowers within 3 business days of application date. Loan file contains evidence the list of organizations were provided however no evidence the actual disclosure was provided.
																	02/28/2018: Auditor re-reviewed and disclosure located. Condition rescinded. 02/27/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW guides require no reserves, loan qualified with 18.60 months reserves.; Years in Field 12 years in same field.		2b622af7-15aa-41d1-a50d-73f0139ca6ae
671297181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																	02/27/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW guides require no reserves, loan qualified with 18.60 months reserves.; Years in Field 12 years in same field.		2b622af7-15aa-41d1-a50d-73f0139ca6ae
671297181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD is missing the file number on page one and reflects an incorrect Closing Date.				02/27/18: Post Close CD reflects file number and correct closing date. Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW guides require no reserves, loan qualified with 18.60 months reserves.; Years in Field 12 years in same field.		2b622af7-15aa-41d1-a50d-73f0139ca6ae
671297181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided in the file.				2/26/2018: CDA Received, supports appraised value.	Reserves are higher than guideline minimum UW guides require no reserves, loan qualified with 18.60 months reserves.; Years in Field 12 years in same field.		2b622af7-15aa-41d1-a50d-73f0139ca6ae
671313057	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	General Credit Exception	Missing evidence home equity line of credit is closed.	01/31/2018: Line of credit closed			02/02/2018: Line of credit close out letter provided reflected the Borrowers' signatures. Exception cleared.
 Reserves are higher than guideline minimum Reserves required are 0, but borrower provided proof of 5.2 months reserves.; Total Monthly Payments are lower with debt consolidation The total monthly mortgage payments prior to the debt consolidation was $XXXX and after the total monthly payment is $XXXX.; Years on Job Borrower has been at his current job for 10 years.
cb837dc1-9fe1-428a-9165-768bf33ee5c9
671313057	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
The final loan application and DU indicate a debt not found on the credit report, this debt was included, however evidence of the payment of the debt is missing.  Additional Conditions may apply if the payment comes back higher.
														02/09/2018: Payment coupon attached			02/13/2018: Payment coupon was provided. Exception cleared.
 Reserves are higher than guideline minimum Reserves required are 0, but borrower provided proof of 5.2 months reserves.; Total Monthly Payments are lower with debt consolidation The total monthly mortgage payments prior to the debt consolidation was $XXXX and after the total monthly payment is $XXXX.; Years on Job Borrower has been at his current job for 10 years.
cb837dc1-9fe1-428a-9165-768bf33ee5c9
671313057	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
 Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
														01/31/2018: Recorded DOT			01/31/2018: Evidence the recorded mortgage was provided.
 Reserves are higher than guideline minimum Reserves required are 0, but borrower provided proof of 5.2 months reserves.; Total Monthly Payments are lower with debt consolidation The total monthly mortgage payments prior to the debt consolidation was $XXXX and after the total monthly payment is $XXXX.; Years on Job Borrower has been at his current job for 10 years.
cb837dc1-9fe1-428a-9165-768bf33ee5c9
671313057	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	01/31/2018: Rate lock			02/02/2018: Rate Lock and timely delivery was provided. Exception cleared.
 Reserves are higher than guideline minimum Reserves required are 0, but borrower provided proof of 5.2 months reserves.; Total Monthly Payments are lower with debt consolidation The total monthly mortgage payments prior to the debt consolidation was $XXXX and after the total monthly payment is $XXXX.; Years on Job Borrower has been at his current job for 10 years.
cb837dc1-9fe1-428a-9165-768bf33ee5c9
671313057	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage
The final loan application and DU indicate a debt not found on the credit report, this debt was included, however evidence of the payment of the debt is missing.  Additional Conditions may apply if the payment comes back higher.
02/08/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum Reserves required are 0, but borrower provided proof of 5.2 months reserves.; Total Monthly Payments are lower with debt consolidation The total monthly mortgage payments prior to the debt consolidation was $XXXX and after the total monthly payment is $XXXX.; Years on Job Borrower has been at his current job for 10 years.
cb837dc1-9fe1-428a-9165-768bf33ee5c9
671313057	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage
The final loan application and DU indicate a debt not found on the credit report, this debt was included, however evidence of the payment of the debt is missing.  Additional Conditions may apply if the payment comes back higher.
														02/09/2018: Payment coupon attached for debt missing.			02/13/2018: Payment coupon was provided. Exception cleared. 02/08/2018: This exception was added to replace a QM exception, which was not applicable.
 Reserves are higher than guideline minimum Reserves required are 0, but borrower provided proof of 5.2 months reserves.; Total Monthly Payments are lower with debt consolidation The total monthly mortgage payments prior to the debt consolidation was $XXXX and after the total monthly payment is $XXXX.; Years on Job Borrower has been at his current job for 10 years.
cb837dc1-9fe1-428a-9165-768bf33ee5c9
671313057	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The initial LE reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects an Appraisal fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														02/07/2018: Updated CD, LOE, copy of check and tracking			02/08/2018: Lender provided amended CD, LOE and copy of refund check. Exception cure grade is B.
 Reserves are higher than guideline minimum Reserves required are 0, but borrower provided proof of 5.2 months reserves.; Total Monthly Payments are lower with debt consolidation The total monthly mortgage payments prior to the debt consolidation was $XXXX and after the total monthly payment is $XXXX.; Years on Job Borrower has been at his current job for 10 years.
cb837dc1-9fe1-428a-9165-768bf33ee5c9
671313057	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA provided			02/09/2018: CDA received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum Reserves required are 0, but borrower provided proof of 5.2 months reserves.; Total Monthly Payments are lower with debt consolidation The total monthly mortgage payments prior to the debt consolidation was $XXXX and after the total monthly payment is $XXXX.; Years on Job Borrower has been at his current job for 10 years.
cb837dc1-9fe1-428a-9165-768bf33ee5c9
672806062	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	File contains Exclusionary Verification Checklist indicating appraisal company is on the watch list. Documentation evidencing appraisal company has been removed from the watch list is required.	01/31/20118: exclusionary list			02/01/2018: Lender provided screen shot of new search for exclusionary list showing no findings. Exception cleared.
 Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $XXXX.XX; Years in Primary Residence Borrowers havde 46 years in primary residence (subject); No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 52 months payment history with no late payments reported
0e4b83f5-51a7-414b-9a85-778c148e8ca5
672806062	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure provided by the Lender and Broker is missing from the file.				1/23/2018: Finding deemed non-material and will be rated a B for agencies.
 Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $XXXX.XX; Years in Primary Residence Borrowers havde 46 years in primary residence (subject); No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 52 months payment history with no late payments reported
0e4b83f5-51a7-414b-9a85-778c148e8ca5
672806062	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $XXXX.XX; Years in Primary Residence Borrowers havde 46 years in primary residence (subject); No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 52 months payment history with no late payments reported
0e4b83f5-51a7-414b-9a85-778c148e8ca5
672806062	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.
 Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $XXXX.XX; Years in Primary Residence Borrowers havde 46 years in primary residence (subject); No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 52 months payment history with no late payments reported
0e4b83f5-51a7-414b-9a85-778c148e8ca5
672920474	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing W-2
AUS requires co-borrowers income to be verified in accordance to Fannie Mae Selling Guide. Selling guide requires W-2 forms covering the most recent two year period. File is missing the XXXX W-2 for co-borrower.
														01/29/2018: W2's			01/30/2018: The XXXX W-2 was provided. Exception cleared.
 FICO is higher than guideline minimum Loan qualified with FICO of 779; CLTV is lower than guideline maximum Loan qualified with CLTV of 80.00%; No Mortgage Lates Credit report verifies 62 months payment history with no late payments reported
50e8efe6-04ae-44af-b409-7b04d1ef7012
672920474	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit				Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum Loan qualified with FICO of 779; CLTV is lower than guideline maximum Loan qualified with CLTV of 80.00%; No Mortgage Lates Credit report verifies 62 months payment history with no late payments reported
50e8efe6-04ae-44af-b409-7b04d1ef7012
672920474	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed				Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum Loan qualified with FICO of 779; CLTV is lower than guideline maximum Loan qualified with CLTV of 80.00%; No Mortgage Lates Credit report verifies 62 months payment history with no late payments reported
50e8efe6-04ae-44af-b409-7b04d1ef7012
672920474	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage
Loan does not meet TQM due to DTI of XX.XX%, which exceeds the X% tolerance of the AUS DTI of XX.XX% and the maximum allowable DTI of XX.XX%, missing employment verification for borrower dated within 10 days of note date and missing 2 yrs W-2s for Co- borrower.
02/15/2018: UPDATED INCOME 02/05/2018: VOE ON XX/XX/XXXX; NOTE DATE XX/XX/XX. 02/05/2018: VOE AND W2'S
02/16/2018: Lender provided updated AUS and 1008 with explanation of updated income calculation.  Exception cleared.02/05/2018: The satisfying Verification of Employment and W-2's received; however, the DTI still exceeds AUS tolerance and maximum allowed. Exception remains.

 FICO is higher than guideline minimum Loan qualified with FICO of 779; CLTV is lower than guideline maximum Loan qualified with CLTV of 80.00%; No Mortgage Lates Credit report verifies 62 months payment history with no late payments reported
50e8efe6-04ae-44af-b409-7b04d1ef7012
672920474	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
LE dated XX/XX/XXXX reflects recording fees of $XXX($XXXat 10%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX for a variance/refund required of $XX to meet 10% threshold. Cure provided on final CD.
01/24/2018: Post close CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a B for all agencies
 FICO is higher than guideline minimum Loan qualified with FICO of 779; CLTV is lower than guideline maximum Loan qualified with CLTV of 80.00%; No Mortgage Lates Credit report verifies 62 months payment history with no late payments reported
50e8efe6-04ae-44af-b409-7b04d1ef7012
672920474	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	570 – Review Appraisal Missing – Third party valuation tool missing from file.	02/08/2018: CDA received.			02/09/2018: CDA received, supports appraised value, exception cleared.
 FICO is higher than guideline minimum Loan qualified with FICO of 779; CLTV is lower than guideline maximum Loan qualified with CLTV of 80.00%; No Mortgage Lates Credit report verifies 62 months payment history with no late payments reported
50e8efe6-04ae-44af-b409-7b04d1ef7012
672920474	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by AUS was not provided for borrower.	01/29/2018: VOE			01/30/2018: The current employer VVOE was provided. Exception cleared.
 FICO is higher than guideline minimum Loan qualified with FICO of 779; CLTV is lower than guideline maximum Loan qualified with CLTV of 80.00%; No Mortgage Lates Credit report verifies 62 months payment history with no late payments reported
50e8efe6-04ae-44af-b409-7b04d1ef7012
672920474	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Improper Calculation of Income
Per the FNMA Seller Guidelines, "All of the above calculations must be compared with the documented year-to-date base earnings (and past year earnings, if applicable) to determine if the income amount appears to be consistent." Prior employer (XX/XX/XXXX-XX/XX/XXXX). Current Employer (XX/XXXX - consummation). Lender used earnings of $XXXX.XX per month for the Co-Borrower. DU required FNMA requirements for B2 income. Paystub in file, dated XX/XX/XXXX, reflected base earnings of $XXXX.XX per month and a YTD of only $XXXXX.XX. The YTD earnings do not match the base income. The recalculation of income, based on the YTD earning of $XXXX.XX per month, yields a DTI of XX.XX%, which exceeds the 3% tolerance of the AUS DTI of XX.XX% and the maximum allowable DTI of XX.XX%.
02/15/2018: UPDATED AUS ON INCOME 02/05/2018: income calc
02/16/2018: Lender provided updated AUS and 1008 with explanation of updated income calculation.  Exception cleared.02/06/2018: Income docs from the loan file were provided. The Co-Borrower's income calculation was not provided. Exception remains.

 FICO is higher than guideline minimum Loan qualified with FICO of 779; CLTV is lower than guideline maximum Loan qualified with CLTV of 80.00%; No Mortgage Lates Credit report verifies 62 months payment history with no late payments reported
50e8efe6-04ae-44af-b409-7b04d1ef7012
674265039	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	02/07/2018: CONDO QUEST			02/08/2018: Lender provided Condo Questionnaire. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16 months reserves ; DTI is lower than guideline maximum UW Guides typically allow 45% DTI, loan approved with 21.87% DTI; LTV is lower than guideline maximum UW Guides typically allow LTV of 80%, loan approved with 72.60% LTV bd76e7ac-17ac-444f-909e-7bd5676d0859
674265039	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				1/19/2018: This exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16 months reserves ; DTI is lower than guideline maximum UW Guides typically allow 45% DTI, loan approved with 21.87% DTI; LTV is lower than guideline maximum UW Guides typically allow LTV of 80%, loan approved with 72.60% LTV bd76e7ac-17ac-444f-909e-7bd5676d0859
674265039	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/13/2018: CDA Received, supports appraised value.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16 months reserves ; DTI is lower than guideline maximum UW Guides typically allow 45% DTI, loan approved with 21.87% DTI; LTV is lower than guideline maximum UW Guides typically allow LTV of 80%, loan approved with 72.60% LTV bd76e7ac-17ac-444f-909e-7bd5676d0859
674402249	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days prior to note date as required by lender's guidelines was not provided for borrower	02/28/2018: VOE			02/28/2018: Upon further review, Exception cleared.
 Disposable Income is higher than guideline minimum UW Guides require $2,500 in disposable income, loan qualified with $X,XXX in disposable income  ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 72 months’ payment history with no late payments reported; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 50.52%
120e5fbb-1fc3-4f1b-be4d-7bf8d11c0bf3
674402249	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed				2/23/18: This finding is deemed non-material and rated a B.
 Disposable Income is higher than guideline minimum UW Guides require $2,500 in disposable income, loan qualified with $X,XXX in disposable income  ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 72 months’ payment history with no late payments reported; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 50.52%
120e5fbb-1fc3-4f1b-be4d-7bf8d11c0bf3
674402249	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided.				02/26/2018: : CDA Received, supports appraised value.
 Disposable Income is higher than guideline minimum UW Guides require $2,500 in disposable income, loan qualified with $X,XXX in disposable income  ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 72 months’ payment history with no late payments reported; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 50.52%
120e5fbb-1fc3-4f1b-be4d-7bf8d11c0bf3
676035305	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure from lender and/or broker.				01/22/2018: Exception is deemed non-material with a final rating of B.			722bcb0e-6ced-4983-a582-7d5d9063dfcf
676035305	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	01/22/2018: Exception is deemed non-material with a final rating of B.			722bcb0e-6ced-4983-a582-7d5d9063dfcf
676035305	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.				01/22/2018: Exception is deemed non-material with a final rating of B.			722bcb0e-6ced-4983-a582-7d5d9063dfcf
676035305	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	570 – Review Appraisal Missing – Third party valuation tool missing from file.				02/13/2018: : CDA Received, supports appraised value			722bcb0e-6ced-4983-a582-7d5d9063dfcf
676035305	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a XXXX declared disaster area. Inspection post incident date not provided.				2/23/18: Updated XXXX Program Selection. Inspection not required.			722bcb0e-6ced-4983-a582-7d5d9063dfcf
676467924	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018:CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			b459686b-87e0-4a3d-a4e7-80ad3e8dac92
676467924	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.			b459686b-87e0-4a3d-a4e7-80ad3e8dac92
676595841	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.				2/1/2018: Finding deemed non-material and will be rated a B for agencies.			6997865f-7651-46dc-ba12-82f6703971b7
676595841	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
The Loan Estimate reflects Title and Recording Fees of $X,XXX.XX ($X,XXX.XX @ XXX%), with no resulting COC for subsequent disclosures. The final CD reflects Title and Recording Fees of $X,XXX.XX, resulting in a $XX.XX refund due for cure.
																	02/01/2018 - Sufficient cure on final CD. Finding will be graded B for all agencies.			6997865f-7651-46dc-ba12-82f6703971b7
676595841	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.			6997865f-7651-46dc-ba12-82f6703971b7
676680130	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The Loan Estimate reflects an Appraisal Fee of $XXX.XX, with no resulting COC for subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX, resulting in a $XX.XX refund due for cure.				02/01/2018 - Sufficient cure on final CD. Finding will be graded B for all agencies.			c36d9662-ab59-42c5-ae3b-83b9812f06fd
676680130	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Transfer taxes are paid to the state, county, and school district in XX.
c36d9662-ab59-42c5-ae3b-83b9812f06fd
676680130	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	The Disclosure Tracking in the file indicates a Re-disclosed LE issued on XX/XX/XXXX, which is missing from the file.	02/15/2018: Copy of LE			02/20/2018: The LE dated XX/XX/XXXX was provided. Exception cleared			c36d9662-ab59-42c5-ae3b-83b9812f06fd
676680130	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.			c36d9662-ab59-42c5-ae3b-83b9812f06fd
677546041	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee/Flood Certification XXX was not listed in section X of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "XXXX XXXXX". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).  The  Title - Notary fee are reflected in section X of the final Closing Disclosure.  The borrower shopped for their own Title - Notary fee and did not use the provider on the XXXX.  The title Title - Notary fee should be listed in section X of the XX.  Provide corrected XX and letter of explanation to the Borrower.
																	1/22/18 - exception is deemed non-material with a final rating of a B.			7770df45-457f-45fe-8111-873099df7ee9
677546041	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section  of the final Closing Disclosure indicates the  Loan Estimate figure : Cash to Close as $XXX,XXX.XX.  The initial Loan Estimate indicates and amount of $XXX,XXX.XX.   Provide re-disclosed XX and letter of explanation.
																	1/22/18 - exception is deemed non-material with a final rating of a X.i don't have any family there			7770df45-457f-45fe-8111-873099df7ee9
677546041	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/12/2018: XXX Received, supports appraised value. Exception cleared.			7770df45-457f-45fe-8111-873099df7ee9
677546041	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a XXXX declared disaster area. Inspection post incident date not provided.				2/23/18: Updated XXXX Program Selection. Inspection not required.			7770df45-457f-45fe-8111-873099df7ee9
677843387	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.				Non-material per SFIG guidance, loan will be graded a B for all agencies.			288f9432-a25e-4fc9-8de0-885da1b5205c
677843387	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Right to Cancel form.	ROR disclosure is not signed by the Borrower.	02/16/2018: Copy of RTC02/08/2018: copy of RTC
02/20/2018: Right to cancel form executed by the borrower was provided, exception cleared.02/12/2018: Lender provided Right to Cancel form signed by the co-borrower however; the signed Borrower Right to Cancel form is required. Exception remains.
288f9432-a25e-4fc9-8de0-885da1b5205c
677843387	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.			288f9432-a25e-4fc9-8de0-885da1b5205c
679523418	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				1/25/2018: Finding deemed non-material and will be rated a B for agencies.			48aec891-001c-438c-b64d-886522c7d66c
679523418	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.			48aec891-001c-438c-b64d-886522c7d66c
681559164	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX. The loan amount is $XXXXXX which leaves a shortage of hazard insurance coverage for $XXXXXX. A cost estimator from the insurer was not provided. Monthly payment can increase changing the DTI.
														02/01/2018: RCE Attached			02/05/2018: Cost Estimator was provided reflecting a reconstruction cost of $XXXXXX.XX. Exception Cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.55%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.97%; Full Documentation Full documentation loan
876dce51-1ed2-44b1-81a3-89b685c806b0
681559164	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).  The Title fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.55%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.97%; Full Documentation Full documentation loan
876dce51-1ed2-44b1-81a3-89b685c806b0
681559164	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/13/2018: CDA Received, supports appraised value.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.55%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.97%; Full Documentation Full documentation loan
876dce51-1ed2-44b1-81a3-89b685c806b0
681559164	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.55%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.97%; Full Documentation Full documentation loan
876dce51-1ed2-44b1-81a3-89b685c806b0
682775714	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	A credit statement for the newly opened XXXXX account or credit supplement should be provided to verify the balance and monthly payment.	02/16/2018: copy of XXXXXXXXXX account			02/20/2018: Lender provided credit supplement provided. Exception cleared.
 Years on Job Borrower has 15 years on job; Years in Primary Residence Borrower has resided in subject for 4 years; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income
03345572-7f97-4fe2-9303-8e9d9d46b164
682775714	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	Missing corresponding COC for LE as the HOA cert fee has increased from $0.00 to $XXX.XX. The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.	01/29/2018: copy of COC			01/31/2018: Lender provided COC form. Exception cleared.
 Years on Job Borrower has 15 years on job; Years in Primary Residence Borrower has resided in subject for 4 years; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income
03345572-7f97-4fe2-9303-8e9d9d46b164
682775714	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	570 – Review Appraisal Missing – Third party valuation tool missing from file.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.
 Years on Job Borrower has 15 years on job; Years in Primary Residence Borrower has resided in subject for 4 years; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income
03345572-7f97-4fe2-9303-8e9d9d46b164
683526952	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
XX.XX% > XX.XX%. The lender failed to accurately calculate the Borrower's income. A monthly rental income of $X,XXX.XX was used by the lender to determine the DTI.  The lender failed to add taxes and insurance for REO#1 on final 1003. Audit used actual figures based on documentation in the loan file. The actual rental disposition was a loss of $XXX.XX per month. Additionally Lender did not update revolving debts based on most recent soft pull in file. A recalculation of DTI based on the Borrower's proper income calculation results in a DTI of XX.XX% which exceeds the AUS DTI of XX.XX%.
														02/05/2018: Please see attached rebuttal with regard to the Credit condition. Thank you.			02/06/2018: After further review, exception cleared.
 Disposable Income is higher than guideline minimum loan qualified with $X,XXX.XX in disposable income  ; LTV is lower than guideline maximum loan qualified with LTV of 53.71%; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 31.60 months reserves
039927b7-be2a-4a02-855b-8f9ae30b459f
683526952	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/25/2018 - Finding is deemed non-material and graded B for all agencies.
 Disposable Income is higher than guideline minimum loan qualified with $X,XXX.XX in disposable income  ; LTV is lower than guideline maximum loan qualified with LTV of 53.71%; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 31.60 months reserves
039927b7-be2a-4a02-855b-8f9ae30b459f
683526952	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/13/2018: CDA Received, supports appraised value.
 Disposable Income is higher than guideline minimum loan qualified with $X,XXX.XX in disposable income  ; LTV is lower than guideline maximum loan qualified with LTV of 53.71%; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 31.60 months reserves
039927b7-be2a-4a02-855b-8f9ae30b459f
684691125	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
The Borrower's and Co-Borrower's income is to be documented with a pay stub and a W-2 from the prior year, or by a standard Verification of Employment.  The pay stub must be dated no earlier than 30 days prior to the initial loan application date. The loan file contains pay stubs for each borrower dated earlier than 30 days prior to the initial loan application date.  Copies of the Borrower's and Co-Borrowers' more recent pay stubs (or standard Verification of Employment) are required to fulfill AUS requirements.
														XX/XX/XXXX: most current paystubs for both borrowers XX/XX/XXXX: copy of VOE for both borrowers			XX/XX/XXXX: Lender provided current pay stubs within guideline time frame. Exception cleared.01/31/2018: Lender provided same Verbal VOE's, Exception remains.
 FICO is higher than guideline minimum Loan qualified with FICO of 779; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.80%; CLTV is lower than guideline maximum Loan qualified with CLTV of 67.97%
77b81256-eb7e-40da-84d6-966b7119efb2
684691125	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Appraisal incomplete (missing map, layout, pages, etc.)	Appraisal report does not have any appropriate boxes checked (all blank).	XX/XX/XXXX: Completed Appraisal			02/06/2018: The completed Appraisal was provided. Exception cleared.
 FICO is higher than guideline minimum Loan qualified with FICO of 779; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.80%; CLTV is lower than guideline maximum Loan qualified with CLTV of 67.97%
77b81256-eb7e-40da-84d6-966b7119efb2
684691125	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure from lender and broker.				01/22/2018: Exception is deemed non-material with a final rating of B.
 FICO is higher than guideline minimum Loan qualified with FICO of 779; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.80%; CLTV is lower than guideline maximum Loan qualified with CLTV of 67.97%
77b81256-eb7e-40da-84d6-966b7119efb2
684691125	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet TQM due to missing pay stub(s) within 30 days of initial application date as required by AUS.	XX/XX/XXXX: copy of VOE for both borrowers			02/01/2015: Lender provided current pay stubs within guideline time frame. Exception cleared. XX/XX/XXXX: Lender provided same Verbal VOE's, Exception remains.
 FICO is higher than guideline minimum Loan qualified with FICO of 779; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.80%; CLTV is lower than guideline maximum Loan qualified with CLTV of 67.97%
77b81256-eb7e-40da-84d6-966b7119efb2
684691125	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/22/2018: Exception is deemed non-material with a final rating of B.
 FICO is higher than guideline minimum Loan qualified with FICO of 779; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.80%; CLTV is lower than guideline maximum Loan qualified with CLTV of 67.97%
77b81256-eb7e-40da-84d6-966b7119efb2
684691125	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the XXXX for title services. All title service provider fees should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
01/22/2018: Exception is deemed non-material with a final rating of B.
 FICO is higher than guideline minimum Loan qualified with FICO of 779; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.80%; CLTV is lower than guideline maximum Loan qualified with CLTV of 67.97%
77b81256-eb7e-40da-84d6-966b7119efb2
684691125	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	570 – Review Appraisal Missing – Third party valuation tool missing from file.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 FICO is higher than guideline minimum Loan qualified with FICO of 779; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.80%; CLTV is lower than guideline maximum Loan qualified with CLTV of 67.97%
77b81256-eb7e-40da-84d6-966b7119efb2
686931301	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance and taxes for departing residence on the final application not provided.	02/09/2018: See attached taxes and ins. (use LEGAL description on taxes for ref of address)			02/12/2018: Departing residence HOI and Tax records provided. After further review, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.60%; No Mortgage Lates Cedit report verifies 22 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 170.30 reserves
5def5196-36f0-4329-913b-9aaed9aae8bb
686931301	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/24/2018: This finding is deemed non-material and rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.60%; No Mortgage Lates Cedit report verifies 22 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 170.30 reserves
5def5196-36f0-4329-913b-9aaed9aae8bb
686931301	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final Closing Disclosure does not reflect a Flood Cert fee in Section B; however, a Flood Cert was obtained and in the file. The Flood Cert fee should be disclosed regardless of by whom it was paid. If paid by the Lender, the amount should be disclosed in the Paid by Others column. Provide re-disclosed CD and letter of explanation or an attestation stating the following: 1) The Lender never charges any borrower with a flood cert fee, which would mean this is more of an operational expense or, 2) that an allocation of the fee cannot be determined because of a monthly or annual subscription.
01/24/2018: This finding is deemed non-material and rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.60%; No Mortgage Lates Cedit report verifies 22 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 170.30 reserves
5def5196-36f0-4329-913b-9aaed9aae8bb
686931301	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The initial LE reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final LE and CD reflect an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
02/23/2018: See attached LOE/tracking/refund. CD/loe/check/tracking.02/09/2018: See attached last LE. appraisal amount disclosed. no refund is required.
02/27/2018: Lender provided corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Exception cleared.02/12/2018: COC document and the revised LE were provided, which indicate the COC is the date the invoice was received. However, the invoice is not the date the Lender first learned of the amount the appraiser would charge the Borrower for this property. The lender had the address and knew the appraiser's fee of $XXX.XX prior to delivery of the Initial LE. Please provide a corrected CD, evidence of Refund to the Borrower, letter of explanation, and proof of delivery to the Borrower. Exception remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.60%; No Mortgage Lates Cedit report verifies 22 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 170.30 reserves
5def5196-36f0-4329-913b-9aaed9aae8bb
686931301	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for LE dated XX/XX/XXXX as the appraisal fee has increased from $XXX to $XXX.  The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.
														02/09/2018: See attached COC			02/12/2018: Duplicate exception. This is covered in the "Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C." exception. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.60%; No Mortgage Lates Cedit report verifies 22 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 170.30 reserves
5def5196-36f0-4329-913b-9aaed9aae8bb
686931301	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party fraud tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.60%; No Mortgage Lates Cedit report verifies 22 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 170.30 reserves
5def5196-36f0-4329-913b-9aaed9aae8bb
688597687	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XX,XXX.XX less cash to close of $XXX,XXX results in $XXX,XXX.XX shortage of funds to close. Missing evidence of wire escrow of $XXX,XXX as reflected on the final application.	02/02/2018: Evidence of wires			2.5.2018: Invalid Finding. Deposit of $XXXk provided on pages 248-250 and were not added back to the assets
 Years in Field 5 years in same field.; Years in Primary Residence 4 years in primary residence.; FICO is higher than guideline minimum UW guides required a FICO of 620, loan qualified with a FICO of 771.
71c849ab-9eb0-49f1-8e3d-9d0c363b4f14
688597687	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation	DU requires asset verification of $XXX,XXX and $XX,XXX.XX is verified. Missing evidence of wire escrow of $XXX,XXX as reflected on the final application.	02/02/2018: Evidence of wires			2.5.2018: Invalid Finding. Deposit of $XXXk provided on pages 248-250 and were not added back to the assets
 Years in Field 5 years in same field.; Years in Primary Residence 4 years in primary residence.; FICO is higher than guideline minimum UW guides required a FICO of 620, loan qualified with a FICO of 771.
71c849ab-9eb0-49f1-8e3d-9d0c363b4f14
688597687	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing verbal verification of employment for both borrowers as required per DU.	02/27/2018: Borrower 2 VOE 02/22/2018: Re-uploading VOE for B2 and VOE for B1 that was previously provided. 02/16/2018: Verbal VOE
02/28/2018: Lender provided VVOE for co-borrower. Exception cleared.02/23/2018: The Borrower's VVOEs are sufficient. The Co-Borrower's VVOE has the Borrower's name on it. Please provided a VVOE for the Co-Borrower with the Co-Borrower's name. Exception remains.  02/20/2018: Verbal verification provided has the borrower's name on it and is verifying the co-borrower's employment, exception remains.

 Years in Field 5 years in same field.; Years in Primary Residence 4 years in primary residence.; FICO is higher than guideline minimum UW guides required a FICO of 620, loan qualified with a FICO of 771.
71c849ab-9eb0-49f1-8e3d-9d0c363b4f14
688597687	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosures for the Lender and Broker.				1/19/2018: exception is deemed non-material with a final rating of a B
 Years in Field 5 years in same field.; Years in Primary Residence 4 years in primary residence.; FICO is higher than guideline minimum UW guides required a FICO of 620, loan qualified with a FICO of 771.
71c849ab-9eb0-49f1-8e3d-9d0c363b4f14
688597687	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Special Information Booklet not provided within 3 business days of application date.	Special Information Booklet not provided within 3 business days of application date.				1/19/2018: exception is deemed non-material with a final rating of a B
 Years in Field 5 years in same field.; Years in Primary Residence 4 years in primary residence.; FICO is higher than guideline minimum UW guides required a FICO of 620, loan qualified with a FICO of 771.
71c849ab-9eb0-49f1-8e3d-9d0c363b4f14
688597687	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Missing verbal verification of employment for both borrowers as required per DU.	02/16/2018: Verbal VOE.
02/23/2018: This loan is a TQM loan, not a QM loan. Exception cleared.  02/20/2018: Verbal verification provided has the borrower's name on it and is verifying the co-borrower's employment, exception remains.

 Years in Field 5 years in same field.; Years in Primary Residence 4 years in primary residence.; FICO is higher than guideline minimum UW guides required a FICO of 620, loan qualified with a FICO of 771.
71c849ab-9eb0-49f1-8e3d-9d0c363b4f14
688597687	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure				1/19/2018: exception is deemed non-material with a final rating of a B
 Years in Field 5 years in same field.; Years in Primary Residence 4 years in primary residence.; FICO is higher than guideline minimum UW guides required a FICO of 620, loan qualified with a FICO of 771.
71c849ab-9eb0-49f1-8e3d-9d0c363b4f14
688597687	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.				1/19/2018: exception is deemed non-material with a final rating of a B
 Years in Field 5 years in same field.; Years in Primary Residence 4 years in primary residence.; FICO is higher than guideline minimum UW guides required a FICO of 620, loan qualified with a FICO of 771.
71c849ab-9eb0-49f1-8e3d-9d0c363b4f14
688597687	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
1/19/2018: exception is deemed non-material with a final rating of a B
 Years in Field 5 years in same field.; Years in Primary Residence 4 years in primary residence.; FICO is higher than guideline minimum UW guides required a FICO of 620, loan qualified with a FICO of 771.
71c849ab-9eb0-49f1-8e3d-9d0c363b4f14
688597687	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.				1/19/2018: exception is deemed non-material with a final rating of a B
 Years in Field 5 years in same field.; Years in Primary Residence 4 years in primary residence.; FICO is higher than guideline minimum UW guides required a FICO of 620, loan qualified with a FICO of 771.
71c849ab-9eb0-49f1-8e3d-9d0c363b4f14
688597687	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD dated XX/XX/XXXX reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.				1/19/2018: exception is deemed non-material with a final rating of a B
 Years in Field 5 years in same field.; Years in Primary Residence 4 years in primary residence.; FICO is higher than guideline minimum UW guides required a FICO of 620, loan qualified with a FICO of 771.
71c849ab-9eb0-49f1-8e3d-9d0c363b4f14
688597687	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 Years in Field 5 years in same field.; Years in Primary Residence 4 years in primary residence.; FICO is higher than guideline minimum UW guides required a FICO of 620, loan qualified with a FICO of 771.
71c849ab-9eb0-49f1-8e3d-9d0c363b4f14
691125940	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing credit report	Missing the Credit Report dated XX/X/XXXX that is referenced in the DU. Credit Report provided in the file is dated XX/XX/XXXX.	01/31/2018: Attached			02/02/2018: Lender provided credit report. Exception cleared.
 Years in Field Borrower has 20 years in line of work.; DTI is lower than guideline maximum UW guides max allowed DTI is 45%, loan qualified with DTI of 27.91%.; Reserves are higher than guideline minimum Loan qualified with 21.8 months Reserves.
7973119d-2f25-4375-95e3-9e2bc357abd8
691125940	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal completion certificate (442)	Appraisal in file was made "Subject To" completion per plans and specifications. Missing the completion cert from the file.	01/31/2018: Attached. :)			02/02/2018: Lender provided Appraisal Completion Report (442). Exception cleared.
 Years in Field Borrower has 20 years in line of work.; DTI is lower than guideline maximum UW guides max allowed DTI is 45%, loan qualified with DTI of 27.91%.; Reserves are higher than guideline minimum Loan qualified with 21.8 months Reserves.
7973119d-2f25-4375-95e3-9e2bc357abd8
691125940	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal not Completed.	Missing completion cert showing the property was completed per plans and specifications.	01/31/2018: Attached			02/02/2018: Lender provided Appraisal Completion Report (442). Exception cleared.
 Years in Field Borrower has 20 years in line of work.; DTI is lower than guideline maximum UW guides max allowed DTI is 45%, loan qualified with DTI of 27.91%.; Reserves are higher than guideline minimum Loan qualified with 21.8 months Reserves.
7973119d-2f25-4375-95e3-9e2bc357abd8
691125940	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  Initial LE reflects no Discount Points with no resulting COC for any subsequent disclosures.  Final CD reflects Discount Points of $XXX.XX for a variance/refund required of $XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														01/31/2018: Please see attached. :)			02/02/2018: Lender provided COC form and LE. Exception cleared.
 Years in Field Borrower has 20 years in line of work.; DTI is lower than guideline maximum UW guides max allowed DTI is 45%, loan qualified with DTI of 27.91%.; Reserves are higher than guideline minimum Loan qualified with 21.8 months Reserves.
7973119d-2f25-4375-95e3-9e2bc357abd8
691125940	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A flood cert fee was not reflected in Section B of the Closing Disclosure despite evidence of a flood cert in the file.  The flood cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per XXXX guidance, loan will be graded a B for all agencies.
 Years in Field Borrower has 20 years in line of work.; DTI is lower than guideline maximum UW guides max allowed DTI is 45%, loan qualified with DTI of 27.91%.; Reserves are higher than guideline minimum Loan qualified with 21.8 months Reserves.
7973119d-2f25-4375-95e3-9e2bc357abd8
691125940	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 Years in Field Borrower has 20 years in line of work.; DTI is lower than guideline maximum UW guides max allowed DTI is 45%, loan qualified with DTI of 27.91%.; Reserves are higher than guideline minimum Loan qualified with 21.8 months Reserves.
7973119d-2f25-4375-95e3-9e2bc357abd8
691455332	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.				2/26/2018: Finding deemed non-material and will be rated a B for agencies.			5e5e1555-d766-4661-ad7c-a11da0c584d9
691455332	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party fraud tool missing from file.				02/27/2018: CDA Received, supports appraised value.			5e5e1555-d766-4661-ad7c-a11da0c584d9
692033727	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/24/2018: This finding is deemed non-material and rated B.			bf0b05e4-c951-4551-9c7b-a30c522035de
692033727	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – Third party valuation tool missing from file.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			bf0b05e4-c951-4551-9c7b-a30c522035de
692281042	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business disclosure				Non-material per XXXX guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; Full Documentation Full Documentation loan; Years in Field Borrower has 6 years on Self Employed		98e2183a-784d-4be7-91cb-aa394cb3a59e
692281042	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	ECOA Non-Compliant: Appraisal disclosure not provided within X days of application. The Disclosure is dated XX/XX/XXXX and the Application date is XX/XX/XXXX.	02/08/2018: Initial Disclosures 10.18			02/09/2018: The Appraisal disclosure was provided. Exception cleared. 01/29/2018: Non-material per XXXX guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; Full Documentation Full Documentation loan; Years in Field Borrower has 6 years on Self Employed		98e2183a-784d-4be7-91cb-aa394cb3a59e
692281042	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing Homeownership Counseling Disclosure.				Non-material per XXXX guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; Full Documentation Full Documentation loan; Years in Field Borrower has 6 years on Self Employed		98e2183a-784d-4be7-91cb-aa394cb3a59e
692281042	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial XX is required to be provided to the borrower within X standard business days of application. The Initial XX is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure.	02/08/2018: Initial Disclosures 10.18			02/09/2018: The Initial XX, dated XX/XX/XXXX, was provided. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; Full Documentation Full Documentation loan; Years in Field Borrower has 6 years on Self Employed		98e2183a-784d-4be7-91cb-aa394cb3a59e
692281042	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	XXXX is not found in the file. No Cure - Missing document not provided.				Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; Full Documentation Full Documentation loan; Years in Field Borrower has 6 years on Self Employed		98e2183a-784d-4be7-91cb-aa394cb3a59e
692281042	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A flood certification XXX was not reflected in section X of the Closing Disclosure despite evidence of a flood certification in file. The flood certification should be disclosed in section X of the Closing Disclosure or an attestation that no XXX was allocated to the loan transaction must be provided. Please provide a LOE and confirmation to borrower.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; Full Documentation Full Documentation loan; Years in Field Borrower has 6 years on Self Employed		98e2183a-784d-4be7-91cb-aa394cb3a59e
692281042	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The XXXX corresponding to the initial XX dated XX/XX/XXXX is missing from the loan file. No Cure.				Non-material per XXXX guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; Full Documentation Full Documentation loan; Years in Field Borrower has 6 years on Self Employed		98e2183a-784d-4be7-91cb-aa394cb3a59e
692281042	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/12/2018: XXX Received, supports appraised value. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; Full Documentation Full Documentation loan; Years in Field Borrower has 6 years on Self Employed		98e2183a-784d-4be7-91cb-aa394cb3a59e
692281042	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Inspection post incident date was not provided				2/23/18: Updated XXXX Program Selection. Inspection not required.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; Full Documentation Full Documentation loan; Years in Field Borrower has 6 years on Self Employed		98e2183a-784d-4be7-91cb-aa394cb3a59e
692847474	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.				Non material finding. Loan will be B.
 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.70 months reserves; Years in Field Borrower has 4 years in Field
81fd7b38-34e4-4f9c-aa2f-aa53381b657c
692847474	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Lender provided a cure for $XX.XX on final CD for increase of closing costs above legal limit.				Non material finding. Loan will be B.
 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.70 months reserves; Years in Field Borrower has 4 years in Field
81fd7b38-34e4-4f9c-aa2f-aa53381b657c
692847474	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B - The final Closing Disclosure does not reflect a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
Lender provided a cure for $XX.XX on final CD for increase of closing costs above legal limit. Non material finding. Loan will be B.
 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.70 months reserves; Years in Field Borrower has 4 years in Field
81fd7b38-34e4-4f9c-aa2f-aa53381b657c
692847474	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income  ; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.70 months reserves; Years in Field Borrower has 4 years in Field
81fd7b38-34e4-4f9c-aa2f-aa53381b657c
695252848	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.				Exception is deemed non-material with a rating of B.			597bd605-7a0e-402c-abab-aadcd18c0dfa
695252848	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XX and Title Closing fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX Appraisal Report Fee and $XX Title Closing fee resulting in a $XX refund due for cure.
																	Cure provided per $XX lender credit on final CD. Loan will be graded a B for all agencies.			597bd605-7a0e-402c-abab-aadcd18c0dfa
695252848	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the estimated Taxes, Insurance as $XXX.XX a month versus the calculated value of $XXX.XX a month. The lender used the incorrect amount for insurance not reflected on final closing disclosure.
																	Exception is deemed non-material with a rating of B.			597bd605-7a0e-402c-abab-aadcd18c0dfa
695252848	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property Taxes in section F of the final Closing Disclosure are missing the government entity assessing the tax. Provide corrected CD and letter of explanation to the borrower.	02/02/2018: CD with Tax section (F) updated			02/05/2018: Revised CD, letter of explanation and proof of delivery provided. Non-material per SFIG guidance. Loan will be graded a B for all agencies.			597bd605-7a0e-402c-abab-aadcd18c0dfa
695252848	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			597bd605-7a0e-402c-abab-aadcd18c0dfa
696310866	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert XXX was not reflected in section X of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert XXX should be disclosed in section X of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert XXX is included in the origination of the loan.
																	Exception is deemed non-material with a final rating of B.			6d45cc6e-ee6b-4f8e-a3ba-ab277e9a45a5
696310866	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Loan Estimate document error	Section X for the initial XX indicates prepaid are collected. The number of XXXXXX collected for the Homeowners Association Due was not completed. No Cure.							6d45cc6e-ee6b-4f8e-a3ba-ab277e9a45a5
696310866	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A XXX Report was not provided.				02/12/2018: XXX Received, supports appraised value. Exception cleared.			6d45cc6e-ee6b-4f8e-a3ba-ab277e9a45a5
696310866	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property is in XXXX Declared disaster area. A post incident report has not been provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.			6d45cc6e-ee6b-4f8e-a3ba-ab277e9a45a5
696923042	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXXX plus extended coverage $XXXXX. The loan amount is $XXXXX which leaves a shortage of hazard insurance coverage for $XXXXXXX. A cost estimator from the insurer was not provided. Monthly payment can increase changing the DTI.
														02/02/2018: Please see attachment.			02/05/2018: Lender provided a cost replacement estimate. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 99 months reserves; Years in Primary Residence Borrwoer has 10 years in residence; Years on Job Borrower has 15  years on job
781b61d8-2d59-4d49-b483-ad2aa21efcdf
696923042	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Provide proof 2nd lien HELOC secured by subject property was paid and closed with the proceeds of the refinance for the Non-Owner property # 2. Provide proof of new 1st lien payment for Non-Owner property # 2.
														01/30/2018: Please see attachment.			02/01/2018: Lender provided Final HUD and first Payment Letter. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 99 months reserves; Years in Primary Residence Borrwoer has 10 years in residence; Years on Job Borrower has 15  years on job
781b61d8-2d59-4d49-b483-ad2aa21efcdf
696923042	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	Missing Demographic Information Addendum page of 1003/Application for both Borrowers'.	01/30/2018: Demographic information is on the bottom of page 4 of the attached 1003			02/01/2018: Lender provided Final 1003. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 99 months reserves; Years in Primary Residence Borrwoer has 10 years in residence; Years on Job Borrower has 15  years on job
781b61d8-2d59-4d49-b483-ad2aa21efcdf
696923042	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing Verbal Verification of Employment for Co-Borrower.	02/08/2018: Agency allowed this on the high balance loans. 02/02/2018: Please see attachment
02/12/2018: Upon further review, exception cleared.02/05/2018: Lender provided a verification of employment dated after closing. A verification of employment dated with in 10 days prior to closing was required.  Exception remains.

 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 99 months reserves; Years in Primary Residence Borrwoer has 10 years in residence; Years on Job Borrower has 15  years on job
781b61d8-2d59-4d49-b483-ad2aa21efcdf
696923042	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed				Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 99 months reserves; Years in Primary Residence Borrwoer has 10 years in residence; Years on Job Borrower has 15  years on job
781b61d8-2d59-4d49-b483-ad2aa21efcdf
696923042	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage. Missing evidence of 2nd mortgage being paid in full and closed as well as new payment for REO 2.	01/30/2018: Please see attachment.			02/01/2018: Lender provided Final HUD and first Payment Letter. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 99 months reserves; Years in Primary Residence Borrwoer has 10 years in residence; Years on Job Borrower has 15  years on job
781b61d8-2d59-4d49-b483-ad2aa21efcdf
696923042	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/13/2018: CDA Received, supports appraised value.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 99 months reserves; Years in Primary Residence Borrwoer has 10 years in residence; Years on Job Borrower has 15  years on job
781b61d8-2d59-4d49-b483-ad2aa21efcdf
698474706	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	01/29/2018: Condo Questionnaire attached			01/30/2018: Questionnaire provided. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.14%
301a9707-b8a3-4b09-b397-b0658f1c2739
698474706	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing AUS results	Missing AUS results. AUS needed in order to qualify for TQM.	01/29/2018: FINAL AUS			01/29/2018: Final AUS provided. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.14%
301a9707-b8a3-4b09-b397-b0658f1c2739
698474706	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	Third party fraud tool missing from file.	02/01/2018: FraudReport01/29/2018: LDP-GSA			02/05/2018: Document provided, exception cleared.01/30/2018: Credco Exclusionary List Report was provided. Please provide the XXXXXXXXXX report. Exception remains.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.14%
301a9707-b8a3-4b09-b397-b0658f1c2739
698474706	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Cash Reserves
Verified assets $XXX,XXX.XX Minus Reserves subject $XX,XXX.XX (X*$X,XXX.XX), Reserves Needed for Investment Properties $X,XXX.XX(X *$X,XXX.XX), funds to close $XXX,XXX.XX= ($XX,XXX.XX) for reserves which is not sufficient for the subject and additional financed properties.
01/30/2018: Final AUS provided reflecting no reserves were required. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.14%
301a9707-b8a3-4b09-b397-b0658f1c2739
698474706	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure from lender.				1/22/2018: The finding is deemed non-material with a final grade of B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.14%
301a9707-b8a3-4b09-b397-b0658f1c2739
698474706	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Missing AUS which is required to be considered a TQM.	01/29/2018: FINAL AUS			01/30/2018: Final AUS was provided. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.14%
301a9707-b8a3-4b09-b397-b0658f1c2739
698474706	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Broker Affiliated Business Disclosure not provided within 3 business days of application date. Broker application date X/X/XXXX vs. Disclosure date X/XX/XXXX.				1/22/2018: The finding is deemed non-material with a final grade of B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.14%
301a9707-b8a3-4b09-b397-b0658f1c2739
698474706	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.93%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.14%
301a9707-b8a3-4b09-b397-b0658f1c2739
699473945	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure in file is not executed by the borrower.				2/23/2018: Finding deemed non-material and will be rated a B for agencies.			ee5bba88-c2bb-4c75-be9a-b50c3abb8934
699473945	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/27/2018: CDA Received, supports appraised value.			ee5bba88-c2bb-4c75-be9a-b50c3abb8934
700159003	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A flood certification fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certification in file. The flood certification should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a LOE and confirmation to borrower.
																	Non-material per XXXX guidance, loan will be graded a B for all agencies.			66cbadca-2735-4ee6-935b-b53a60f32570
700159003	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $X,XXX.XX resulting in a variance of $XX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
																	01/24/2018: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies			66cbadca-2735-4ee6-935b-b53a60f32570
700159003	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/13/2018: CDA Received, supports appraised value.			66cbadca-2735-4ee6-935b-b53a60f32570
700628181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.	02/08/2018: Evidence of Post Inspection date
2/23/18:  Updated FEMA Program Selection.  Inspection not required.02/08/2018: A review of the appraisal was provided, which is unacceptable. The incident date was XX/XX/XXXX. Please provide an inspection post incident date. A BPO post incident date is also acceptable. Exception remains.

 CLTV is lower than guideline maximum loan qualified with CLTV of 51.82%; FICO is higher than guideline minimum loan qualified with FICO of 812; Reserves are higher than guideline minimum loan qualified with 14.40 months reserves
b8df7cd9-4ade-4747-a0e7-b59425c54865
700628181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for properties #2, #3 on the final application not provided.	01/31/2018: Evidence of property taxes 01/29/2018: Confirmation of Taxes and Insurance on properties 2 and 3 of final application			02/02/2018: Exception previously cleared.01/30/2018: Missing taxes were provided. Exception cleared.
 CLTV is lower than guideline maximum loan qualified with CLTV of 51.82%; FICO is higher than guideline minimum loan qualified with FICO of 812; Reserves are higher than guideline minimum loan qualified with 14.40 months reserves
b8df7cd9-4ade-4747-a0e7-b59425c54865
700628181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance properties #3 on the final application not provided.	01/29/2018: Confirmation of Taxes and Insurance on properties 2 and 3 of final application			01/30/2018: Missing insurance was provided. Exception cleared.
 CLTV is lower than guideline maximum loan qualified with CLTV of 51.82%; FICO is higher than guideline minimum loan qualified with FICO of 812; Reserves are higher than guideline minimum loan qualified with 14.40 months reserves
b8df7cd9-4ade-4747-a0e7-b59425c54865
700628181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for both borrowers’. No Cure.				1/22/2018: exception is deemed non-material with a final B grading
 CLTV is lower than guideline maximum loan qualified with CLTV of 51.82%; FICO is higher than guideline minimum loan qualified with FICO of 812; Reserves are higher than guideline minimum loan qualified with 14.40 months reserves
b8df7cd9-4ade-4747-a0e7-b59425c54865
700628181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received
3/2/2018:  Appraisal Field Review provided supporting original appraised value.02/09/2018: A CDA was provided with a value of $XXXXXX with a variance of -XX.X%. CDA not within acceptable tolerance. Please provide updated review. Exception remains.

 CLTV is lower than guideline maximum loan qualified with CLTV of 51.82%; FICO is higher than guideline minimum loan qualified with FICO of 812; Reserves are higher than guideline minimum loan qualified with 14.40 months reserves
b8df7cd9-4ade-4747-a0e7-b59425c54865
701942479	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Failure to Obtain Qualified [Review] Appraisal	Third party valuation tool missing from file, due diligence firm will order.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			614e0a88-8e37-48f9-8f48-b936d4c6c6d5
701942479	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.			614e0a88-8e37-48f9-8f48-b936d4c6c6d5
701942479	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure provided by the Lender and Broker.				1/24/2018: Finding deemed non-material and will be rated a B for agencies.			614e0a88-8e37-48f9-8f48-b936d4c6c6d5
701942479	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure.	02/03/2018: XX/XX/XX LE			02/05/2018: Lender provided broker initial LE. Exception cleared.			614e0a88-8e37-48f9-8f48-b936d4c6c6d5
701942479	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	the initial WLSP is missing from the file dated within 3 days of application date of XX/XX/XXXX.				1/24/2018: Finding deemed non-material and will be rated a B for agencies.			614e0a88-8e37-48f9-8f48-b936d4c6c6d5
701942479	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XX.XX which exceeds the $XX allowable tolerance for Rescindable Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
02/15/2018: proof 02/09/2018: final Settlement Statement. 01/29/2018: "REBUTTAL" Please provide a breakdown of how actual Finance Charge is $XXX,XXX.XX.
02/20/2018: Lender provided verification of refund.  Exception cleared.02/12/2018: The Final Settlement Statement provided reflects the elimination of the $XX Archive fee (FC) and the reduction of the Endorsement fee from $XXX to $XX (Non-FC), decreasing the under-disclosure to $-XX.XX. It should be noted, the Settlement Statement provided reflects Pre-paid interests of $XXX.XX for 4 days @XX.XX/day, while the loan was approved with 3 days prepaid interest. Exception remains.
614e0a88-8e37-48f9-8f48-b936d4c6c6d5
701942479	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $35 variance/threshold for a Refinance Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
																	1/24/2018: Finding deemed non-material and will be rated a B for agencies.			614e0a88-8e37-48f9-8f48-b936d4c6c6d5
702491443	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
Transfer Taxes on CD are $X,XXX.XX. LE lists Transfer Taxes as $XXX.XX, resulting in $XX.XX refund for cure, which is cured on post close CD.  This fee is a X% tolerance fee. No resulting COC for subsequent disclosures.   Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
A refund of $XX.XX is reflected on the final CD.
 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income.  ; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 68.50 months reserves.; CLTV is lower than guideline maximum UW Guides maximum CLTV of 59%, loan qualified with CLTV of 58.10%.
622fcb06-f850-4774-bfb7-bc019762c0b8
702491443	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income.  ; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 68.50 months reserves.; CLTV is lower than guideline maximum UW Guides maximum CLTV of 59%, loan qualified with CLTV of 58.10%.
622fcb06-f850-4774-bfb7-bc019762c0b8
702491443	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Missing evidence of the transfer of gift funds required per DU.				01/31/2018: Lender provided wire receipt to title company from Donor. Exception cleared.
 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income.  ; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 68.50 months reserves.; CLTV is lower than guideline maximum UW Guides maximum CLTV of 59%, loan qualified with CLTV of 58.10%.
622fcb06-f850-4774-bfb7-bc019762c0b8
702491443	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B - The final Closing Disclosure does not reflect a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
Exception is deemed non-material with a rating of B.
 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income.  ; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 68.50 months reserves.; CLTV is lower than guideline maximum UW Guides maximum CLTV of 59%, loan qualified with CLTV of 58.10%.
622fcb06-f850-4774-bfb7-bc019762c0b8
702491443	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.				Exception is deemed non-material with a rating of B.
 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income.  ; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 68.50 months reserves.; CLTV is lower than guideline maximum UW Guides maximum CLTV of 59%, loan qualified with CLTV of 58.10%.
622fcb06-f850-4774-bfb7-bc019762c0b8
703571002	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing.	01/31/2018: VOE ATTACHED			02/02/2018: Lender provided VVOE. Exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 107 months’ payment history with no late payments reported.; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income . ; Years on Job Borrower has 30 years on job.
6b0481a8-00a3-4a29-90c7-beee953820fd
703571002	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Same lender refinance transactions require form H-9.	02/26/2018: Attached is the RTC on a H-9 Form			02/27/2018: Lender provided missing H-9 form signed and dated. Exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 107 months’ payment history with no late payments reported.; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income . ; Years on Job Borrower has 30 years on job.
6b0481a8-00a3-4a29-90c7-beee953820fd
703571002	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Right To Cancel Form	ROR disclosure is not signed by the non-borrowing spouse.	03/31/2018: RTC for spouse			02/02/2018: Lender provided signed RTC. Exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 107 months’ payment history with no late payments reported.; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income . ; Years on Job Borrower has 30 years on job.
6b0481a8-00a3-4a29-90c7-beee953820fd
703571002	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.				1/23/2018: This finding is deemed non-material with a final grade of B.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 107 months’ payment history with no late payments reported.; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income . ; Years on Job Borrower has 30 years on job.
6b0481a8-00a3-4a29-90c7-beee953820fd
703571002	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing.	01/31/2018: provided VOE			02/02/2018: Lender provided VVOE. Exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 107 months’ payment history with no late payments reported.; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income . ; Years on Job Borrower has 30 years on job.
6b0481a8-00a3-4a29-90c7-beee953820fd
703571002	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list the payee name for the Property Taxes. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
1/23/2018: This finding is deemed non-material with a final grade of B.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 107 months’ payment history with no late payments reported.; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income . ; Years on Job Borrower has 30 years on job.
6b0481a8-00a3-4a29-90c7-beee953820fd
703571002	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 107 months’ payment history with no late payments reported.; Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income . ; Years on Job Borrower has 30 years on job.
6b0481a8-00a3-4a29-90c7-beee953820fd
703824167	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal
The appraisal reflects a Specific Zoning Classification of PUD-R, however, the appraisal does not reflect the property as a PUD. Provide a corrected appraisal or evidence the property is not a PUD. Additional conditions may apply.

03/02/2018: Please review all the attached docs. 03/01/2018: XXXXXXXXXX treats PUD properties different than other states. These properties are not like regular PUD communities that have HOA dues. Please clear as appraisal is accurate and PUD box will not be marked off.

03/05/2018: Review of attached documents indicates that the subject property is governed by a District that is reflected on the property tax bill, exception cleared.03/02/2018: Lender commented that Colorado treats PUD properties different than other states and that these properties do not have HOA dues.  Provide verification this property does not have HOA dues.  The appraiser commented that HOA fees are collected with property taxes.  The tax record in file does not reflect HOA fees. Exception remains.

 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.43%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99+ months payment history with no late payments reported
d1367a24-96c4-4662-a4e9-bfedd4c9e9a6
703824167	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	Third party fraud tool missing from file.	03/02/2018: fraud report			03/03/2018: Third party fraud tool provided, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.43%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99+ months payment history with no late payments reported
d1367a24-96c4-4662-a4e9-bfedd4c9e9a6
703824167	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing LOE
Missing LOE/Clarification from appraiser regarding subject being designated as a PUD, if applicable. Appraiser reflects zoning as PUD-R.   Appraiser indicates that HOA dues are collected via property taxes and cover community pool, clubhouse, fitness facility, tennis courts and common areas maintenance. Additional conditions may apply.
3/1/2018: Invalid finding. Changed to Missing Appraisal per ADM
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.43%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99+ months payment history with no late payments reported
d1367a24-96c4-4662-a4e9-bfedd4c9e9a6
703824167	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure provided by the Lender is missing from the file.				02/24/2018: This finding is deemed non-material and rated a B.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.43%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99+ months payment history with no late payments reported
d1367a24-96c4-4662-a4e9-bfedd4c9e9a6
703824167	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
02/24/2018: Finding deemed non-material and will be rated a B for agencies.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.43%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99+ months payment history with no late payments reported
d1367a24-96c4-4662-a4e9-bfedd4c9e9a6
703824167	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS of the Sellers Real Estate broker is missing. No Cure.				3/1/2018: Invalid Finding. N/A under SFIG2/26/2018: Finding deemed non-material and will be rated a B for agencies.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.43%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99+ months payment history with no late payments reported
d1367a24-96c4-4662-a4e9-bfedd4c9e9a6
703824167	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				2/26/2018: : CDA Received, supports appraised value.”
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 31.43%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99+ months payment history with no late payments reported
d1367a24-96c4-4662-a4e9-bfedd4c9e9a6
704827751	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing lender Affiliated Business Disclosure				Non-material per SFIG guidance, loan will be graded a B for all agencies.			4ac5c2c7-a44d-4e9b-9a3a-c3209ca19704
704827751	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A flood certification fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certification in file. The flood certification should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a LOE and confirmation to borrower.
																	Non-material per XXXX guidance, loan will be graded a B for all agencies.			4ac5c2c7-a44d-4e9b-9a3a-c3209ca19704
704827751	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			4ac5c2c7-a44d-4e9b-9a3a-c3209ca19704
706925248	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Document Error	The initial and final 1003 indicate the borrower is a US citizen; however, the loan file contains VISA documents showing the borrower is a foreign national.	01/30/2018: Please see attachment.			01/31/2018: Lender provided corrected 1003. Exception cleared.	General Comp Factor 1 loan qualified with a DTI of 28.04%; General Comp Factor 1 loan qualified with CLTV of 66.14%; General Comp Factor 1 loan qualified with $X,XXX.XX in disposable income		2e2cb73a-8027-46e9-b865-c3687325e8ac
706925248	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	02/22/2018: Fannie does not require a specific form to be completed for a limited review condo. I have attached the approval our LDW received for this condo project.			02/23/2018: Upon further review, exception cleared.	General Comp Factor 1 loan qualified with a DTI of 28.04%; General Comp Factor 1 loan qualified with CLTV of 66.14%; General Comp Factor 1 loan qualified with $X,XXX.XX in disposable income		2e2cb73a-8027-46e9-b865-c3687325e8ac
706925248	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				Non-material per SFIG guidance, loan will be graded a B for all agencies.	General Comp Factor 1 loan qualified with a DTI of 28.04%; General Comp Factor 1 loan qualified with CLTV of 66.14%; General Comp Factor 1 loan qualified with $X,XXX.XX in disposable income		2e2cb73a-8027-46e9-b865-c3687325e8ac
706925248	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender added hazard insurance amount of $XX.XX; however, the loan file only contains evidence of master HOI.(NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
																	Non-material per SFIG guidance, loan will be graded a B for all agencies.	General Comp Factor 1 loan qualified with a DTI of 28.04%; General Comp Factor 1 loan qualified with CLTV of 66.14%; General Comp Factor 1 loan qualified with $X,XXX.XX in disposable income		2e2cb73a-8027-46e9-b865-c3687325e8ac
706925248	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing E Consent Disclosure	Missing E consent form				Non-material per SFIG guidance, loan will be graded a B for all agencies.	General Comp Factor 1 loan qualified with a DTI of 28.04%; General Comp Factor 1 loan qualified with CLTV of 66.14%; General Comp Factor 1 loan qualified with $X,XXX.XX in disposable income		2e2cb73a-8027-46e9-b865-c3687325e8ac
706925248	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/13/2018: CDA Received, supports appraised value.	General Comp Factor 1 loan qualified with a DTI of 28.04%; General Comp Factor 1 loan qualified with CLTV of 66.14%; General Comp Factor 1 loan qualified with $X,XXX.XX in disposable income		2e2cb73a-8027-46e9-b865-c3687325e8ac
709331061	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	Missing 4506-T for the business, tax transcripts were provided but the 4506-T authorizing the form was not.	01/31/2018: Please see attached.			02/02/2018: Lender provided 4506T. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 4.7 months reserves; General Comp Factor 1 Fico 745 ; Years Self Employed The borrower has been self employed for 15 years eb3a5d5d-f17b-430e-b917-c4de7142b4b4
709331061	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a  Flood Certification in the file. Fees should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
Non-material per XXXX guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 4.7 months reserves; General Comp Factor 1 Fico 745 ; Years Self Employed The borrower has been self employed for 15 years eb3a5d5d-f17b-430e-b917-c4de7142b4b4
709331061	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.				Non-material per XXXX guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 4.7 months reserves; General Comp Factor 1 Fico 745 ; Years Self Employed The borrower has been self employed for 15 years eb3a5d5d-f17b-430e-b917-c4de7142b4b4
709331061	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for LE as the Loan Amount has changed from $XXX,XXX.XX to $XXX,XXX.XX. The file is missing evidence of a valid change of circumstance.				02/13/2018: After further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 4.7 months reserves; General Comp Factor 1 Fico 745 ; Years Self Employed The borrower has been self employed for 15 years eb3a5d5d-f17b-430e-b917-c4de7142b4b4
709331061	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $XX with no resulting COC for subsequent disclosures. The consummation CD reflects taxes in Section E of $XX.XX resulting in a variance of $X.XX.  Cure provided per lender credit on the funding CD.
02/13/2018: After further review, exception cleared. 01/27/2018: Final CD shows a sufficient tolerance cure in the amount of $X.XX. Loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 4.7 months reserves; General Comp Factor 1 Fico 745 ; Years Self Employed The borrower has been self employed for 15 years eb3a5d5d-f17b-430e-b917-c4de7142b4b4
709331061	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 4.7 months reserves; General Comp Factor 1 Fico 745 ; Years Self Employed The borrower has been self employed for 15 years eb3a5d5d-f17b-430e-b917-c4de7142b4b4
709790762	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Payoff Statement	The HELOC payoff statement is missing evidence of closure request.
02/15/2018: Attached is the post funding title policy showing only LD's mortgage on Sch A. Thanks 02/07/2018: The boxed section of the statement declares the account will be closed once the payoff amount is made.

02/16/2018: Lender provided final title policy reflecting only subject lien on title.  Exception cleared.02/08/2018: The lender provided copy of the payoff statement; however, page 1 states the borrowers must sign the Instruction to Suspend and Close Equity Line of Credit, page 3 of the payoff statement for the Instruction to Suspend and Close Equity Line of Credit is not signed.  Exception remains.

 Years on Job Borrower has 18 years on job; Years in Primary Residence Borrower has resided in subject for 7 years; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.00 months reserves
49ac5f4d-db31-4303-8443-c669d51eae6a
709790762	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				Exception deemed non-material. Final rating will be a B.
 Years on Job Borrower has 18 years on job; Years in Primary Residence Borrower has resided in subject for 7 years; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.00 months reserves
49ac5f4d-db31-4303-8443-c669d51eae6a
709790762	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certification in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Exception deemed non-material. Final rating will be a B.
 Years on Job Borrower has 18 years on job; Years in Primary Residence Borrower has resided in subject for 7 years; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.00 months reserves
49ac5f4d-db31-4303-8443-c669d51eae6a
709790762	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX with no resulting COC for any subsequent disclosures. The final CD reflects a Credit Report fee of $XX.XX resulting in a $X.XX refund due for cure.  Cure provided per lender credit on final CD.
														02/07/2018: Credit was applied. On page 2, under Other Cost- section J, a lender credit of $X.XX was applied.			02/08/2018: Exception deemed non-material. Final rating will be a B.01/22/2018: Final CD shows a sufficient tolerance cure in the amount of $X.XX. Loan will be graded a B for all agencies
 Years on Job Borrower has 18 years on job; Years in Primary Residence Borrower has resided in subject for 7 years; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.00 months reserves
49ac5f4d-db31-4303-8443-c669d51eae6a
709790762	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 Years on Job Borrower has 18 years on job; Years in Primary Residence Borrower has resided in subject for 7 years; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.00 months reserves
49ac5f4d-db31-4303-8443-c669d51eae6a
710551003	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.				01/26/2018 - Finding is deemed non-material and graded B for all agencies.			34ce332d-da6b-450e-aa40-c6969778c625
710551003	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	01/26/2018 - Finding is deemed non-material and graded B for all agencies.			34ce332d-da6b-450e-aa40-c6969778c625
710551003	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			34ce332d-da6b-450e-aa40-c6969778c625
710551003	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a XXXX declared disaster area. Inspection post incident date not provided.				2/23/18: Updated XXXX Program Selection. Inspection not required.			34ce332d-da6b-450e-aa40-c6969778c625
710954337	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Permanent Resident Alien Card
A valid copy of the Permanent Resident Alien Card for the Co-Borrower as required by lender's guidelines was not provided. The loan file contains a Permanent Resident Alien Card with an expiration date of XX/XX/XXXX and a one-year renewal, extending the expiration to XX/XX/XXXX. The Co-Borrower's Permanent Resident Alien Card was expired with no evidence of additional renewals or reissue.
														01/31/2018: Alien Card			02/01/2018: Lender provided current Permanent Resident Alien Card. Exception cleared.
 FICO is higher than guideline minimum UW guides required a FICO score of 700, loan qualified witha FICO of 765.; Years in Primary Residence 3 years in primary residence.; Years in Field 6 years in same field.
f44f3725-17de-49ea-ac44-c7ad292bd4ea
710954337	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Condo Questionnaire	Condo Questionnaire is missing from the loan file.	01/31/2018: XXXXX Questionnaire			02/01/2018: Lender provided Condo Questionnaire. Exception cleared.
 FICO is higher than guideline minimum UW guides required a FICO score of 700, loan qualified witha FICO of 765.; Years in Primary Residence 3 years in primary residence.; Years in Field 6 years in same field.
f44f3725-17de-49ea-ac44-c7ad292bd4ea
710954337	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/24/2018 - Finding is deemed non-material and graded B for all agencies.
 FICO is higher than guideline minimum UW guides required a FICO score of 700, loan qualified witha FICO of 765.; Years in Primary Residence 3 years in primary residence.; Years in Field 6 years in same field.
f44f3725-17de-49ea-ac44-c7ad292bd4ea
710954337	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The Loan Estimate dated XX/XX/XXXX reflected a Condo/Coop Fee of $XXX.XX, with no resulting COC for subsequent disclosures. The fee was increased to $XXX.XX on the LE dated XX/XX/XXXX; however, fees cannot be increased due to actual charges exceeding original estimates. The fee is subject to a X% tolerance. The final CD reflected a Condo/Coop fee of $XXX.XX, resulting in a refund of $XXX.XX due for cure. Additionally, the LE dated XX/XX/XXXX reflected no Appraisal Re-Inspection Fee. The appraisal was performed on XX/XX/XXXX, subject-to repairs/completion; however, the Appraisal Re-Inspection Fee of $XXX.XX was not disclosed until the LE dated XX/XX/XXXX, 158 days after the need for a re-inspection was known and well after the 3-day timing requirement. The final CD reflected an Appraisal Re-Inspection Fee of $XXX.XX, resulting in a $XXX.XX refund due for cure. Total of $XXX.XX due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
02/19/2018: XXX-XX 02/15/2018: XXX XX check and CD to the Borrower 02/12/2018: CD 01/31/2018: COC
02/21/2018: Lender provided XXX XX details. Exception cleared.02/16/2018: Lender provided copy of the XXX XX label; however, the copy of the CD was not provided.  Exception remains.02/14/2018: Corrected CD, evidence of Refund to the Borrower, and letter of explanation were provided; however, proof of delivery to the Borrower was not provided. Exception remains.  02/01/2018: Lender provided same COC form. Condition remains.

 FICO is higher than guideline minimum UW guides required a FICO score of 700, loan qualified witha FICO of 765.; Years in Primary Residence 3 years in primary residence.; Years in Field 6 years in same field.
f44f3725-17de-49ea-ac44-c7ad292bd4ea
710954337	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.
 FICO is higher than guideline minimum UW guides required a FICO score of 700, loan qualified witha FICO of 765.; Years in Primary Residence 3 years in primary residence.; Years in Field 6 years in same field.
f44f3725-17de-49ea-ac44-c7ad292bd4ea
711666008	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing AUS results	Missing the complete, final AUS results.	01/30/2018: Please see attached. Thank you			01312018: Lender provided AUS results. Exception cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves; loan qualified with 6.40 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%; loan qualified with DTI of 28.62%; FICO is higher than guideline minimum Uw guides require FICO of 720; loan quaified with FICO of 731
944cf39d-729a-4c6e-871f-cb1d6168916b
711666008	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
Fraud Report provided is missing loan participant searches for the appraiser. The guidelines require loan participant searches for the buyer, seller, listing, agent, selling agent, appraiser and loan originator.
														02/19/2018: Please see attached documents for your review.			02/20/2018: Fraud report provided listing the appraiser, exception cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves; loan qualified with 6.40 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%; loan qualified with DTI of 28.62%; FICO is higher than guideline minimum Uw guides require FICO of 720; loan quaified with FICO of 731
944cf39d-729a-4c6e-871f-cb1d6168916b
711666008	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certification in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per XXXX guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW guides require 6 months reserves; loan qualified with 6.40 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%; loan qualified with DTI of 28.62%; FICO is higher than guideline minimum Uw guides require FICO of 720; loan quaified with FICO of 731
944cf39d-729a-4c6e-871f-cb1d6168916b
711666008	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.				02/09/2018: CDA Received, supports appraised value. Exception cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves; loan qualified with 6.40 months; DTI is lower than guideline maximum UW guides allow max DTI of 43%; loan qualified with DTI of 28.62%; FICO is higher than guideline minimum Uw guides require FICO of 720; loan quaified with FICO of 731
944cf39d-729a-4c6e-871f-cb1d6168916b
712485011	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			56704af7-e831-4c29-9e78-cbb27837eb2e
713439734	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment
Per DU, verification of the borrower’s business must be obtained within 120 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Business license was searched and provided after closing.
														02/02/2018: VOE LOE			02/05/2018: Lender provided response. Upon further review, Exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 27 months payment history with no late payments reported; Years Self Employed The borrower has been self employed for 34 years
8c5bbc0e-4594-4cb8-9853-cd4dc374b9c5
713439734	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Failure to obtain 3rd party verification of self-employment.				02/05/2018: Lender provided response. Upon further review, Exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 27 months payment history with no late payments reported; Years Self Employed The borrower has been self employed for 34 years
8c5bbc0e-4594-4cb8-9853-cd4dc374b9c5
713439734	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an appraisal fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The CD reflects an appraisal fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Refund of $XX included in Lender Credit on the CD.
														01/29/2018: COC dated XX/XX/XXXX and proof of $XX cure already credited to borrower per last CD			02/02/2018: After further review, exception cleared. 01/30/2018: The Lender provided $XX.XX credit on CD to cure tolerance. Sufficient cure on CD. Finding will be graded B for all agencies.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 27 months payment history with no late payments reported; Years Self Employed The borrower has been self employed for 34 years
8c5bbc0e-4594-4cb8-9853-cd4dc374b9c5
713439734	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the (borrower / co-borrower). No Cure.				Non-material per SFIG guidance, loan will be graded a B for all agencies.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 27 months payment history with no late payments reported; Years Self Employed The borrower has been self employed for 34 years
8c5bbc0e-4594-4cb8-9853-cd4dc374b9c5
713439734	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 27 months payment history with no late payments reported; Years Self Employed The borrower has been self employed for 34 years
8c5bbc0e-4594-4cb8-9853-cd4dc374b9c5
716562206	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing evidence Lender verified all applications information as the credit report provided in the file reflects a fraud alert.	01/30/2018: Please see attachment.			02/01/2018: Lender provided notarized Patriot Act form verifying Drivers License and Social Security Card. Exception cleared.
 Years in Field 18 years in same field.; Years in Primary Residence 6 years in primary residence.; FICO is higher than guideline minimum UW guides required a FICO of 620, loan qualified with a FICO of 712.
1c5d8884-5692-45c0-85e0-ce7f7e7c6b05
716562206	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.				Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Years in Field 18 years in same field.; Years in Primary Residence 6 years in primary residence.; FICO is higher than guideline minimum UW guides required a FICO of 620, loan qualified with a FICO of 712.
1c5d8884-5692-45c0-85e0-ce7f7e7c6b05
716562206	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The initial LE reflects no points fee with no resulting COC for any subsequent disclosure. The CD prior to close reflects points fee of $XXX.XX resulting in a $XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Years in Field 18 years in same field.; Years in Primary Residence 6 years in primary residence.; FICO is higher than guideline minimum UW guides required a FICO of 620, loan qualified with a FICO of 712.
1c5d8884-5692-45c0-85e0-ce7f7e7c6b05
716562206	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.
 Years in Field 18 years in same field.; Years in Primary Residence 6 years in primary residence.; FICO is higher than guideline minimum UW guides required a FICO of 620, loan qualified with a FICO of 712.
1c5d8884-5692-45c0-85e0-ce7f7e7c6b05
716843059	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a XXXX declared disaster area. Inspection post incident date not provided.				2/23/18: Updated XXXX Program Selection. Inspection not required.
 Years in Primary Residence Borrower has resided in subject for 4.4 years; Disposable Income is higher than guideline minimum Loan qualified with $XXX.XX in disposable income  for 1 family member ; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX
13bc1a29-bcee-4bda-9190-d35ee6cd3d0e
716843059	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Final 1003 is incomplete	Missing Demographic Information Addendum (XXXX Section) to the final loan application.	01/30/2018: Final XXXX			01/31/2018: Lender provided complete Final XXXX. Exception cleared.
 Years in Primary Residence Borrower has resided in subject for 4.4 years; Disposable Income is higher than guideline minimum Loan qualified with $XXX.XX in disposable income  for 1 family member ; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX
13bc1a29-bcee-4bda-9190-d35ee6cd3d0e
716843059	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "XXXX XXXXX". The table shall contain the items and amounts listed under four subheadings, described in paragraph (X)X) through (X).
1/19/2018: exception is deemed non-material with a final rating of a B
 Years in Primary Residence Borrower has resided in subject for 4.4 years; Disposable Income is higher than guideline minimum Loan qualified with $XXX.XX in disposable income  for 1 family member ; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX
13bc1a29-bcee-4bda-9190-d35ee6cd3d0e
716843059	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The final Closing Disclosure reflects charges for Title-Notary Fee, Title-Recording Service Fee and Title-Settlement/Closing Fee in Section C. The borrower selected a service provider from the XXXX for Title-Notary Fee, Title-Recording Service Fee and Title-Settlement/Closing Fee The Title-Notary Fee, Title-Recording Service Fee and Title-Settlement/Closing Fees should be listed in section B of the XX.  Provide corrected XX and XXX to the Borrower.
1/25/2018: Finding deemed non-material and will be rated a B for agencies.
 Years in Primary Residence Borrower has resided in subject for 4.4 years; Disposable Income is higher than guideline minimum Loan qualified with $XXX.XX in disposable income  for 1 family member ; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX
13bc1a29-bcee-4bda-9190-d35ee6cd3d0e
716843059	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/12/2018: XXX Received, supports appraised value. Exception cleared.
 Years in Primary Residence Borrower has resided in subject for 4.4 years; Disposable Income is higher than guideline minimum Loan qualified with $XXX.XX in disposable income  for 1 family member ; Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX.XX
13bc1a29-bcee-4bda-9190-d35ee6cd3d0e
718243905	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Broker and Lender.				02/26/2018: The exception is deemed non-material with a final rating of a B			b38b9244-bce3-4b6b-bc52-d618f54de8bd
718243905	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	XX/XX/XXXX: Rate Lock Sheet			03/01/2018: Lender provided rate lock confirmation form. Exception cleared.			b38b9244-bce3-4b6b-bc52-d618f54de8bd
718243905	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certificate in the file. The Flood Certificate Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	02/26/2018: The exception is deemed non-material with a final rating of a B			b38b9244-bce3-4b6b-bc52-d618f54de8bd
718243905	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.				02/27/2018: CDA Received, supports appraised value.			b38b9244-bce3-4b6b-bc52-d618f54de8bd
718650474	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee and Escrow Waiver fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																	01/23/2018: This finding is deemed non-material and rated a B.			067bbb3e-1aa0-431c-99c7-d8517edf9e7b
718650474	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for LE dated XX/XX/XXXX as the discount has change from $0 to $XXXX.XX. The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.	01/31/2018: Please see attached.			02/01/2018: Lender provided COC form and same LE. Exception cleared.			067bbb3e-1aa0-431c-99c7-d8517edf9e7b
718650474	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			067bbb3e-1aa0-431c-99c7-d8517edf9e7b
718650474	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.			067bbb3e-1aa0-431c-99c7-d8517edf9e7b
718650474	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance. LE dated after the rate lock was issued does not reflect a Discount fee.  Final LE reflects a Discount fee of $XXXX.XX with no resulting COC for any subsequent disclosures. Final CD reflects a Discount fee of $XXXX.XX for a refund required of $XXXX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														01/31/2018: Please see attached.			02/01/2018: Lender provided COC form and same LE. Exception cleared.			067bbb3e-1aa0-431c-99c7-d8517edf9e7b
719758029	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing evidence Home Equity Line of Credit is closed.	02/01/2018: Evidence of Home Equity line being paid and closed			02/05/2018: Lender provided HELOC closure letter. Exception cleared.			207d099a-ac6c-46cb-acda-d8d8cc5e03a0
719758029	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.				Exception is deemed non-material with a rate of B.			207d099a-ac6c-46cb-acda-d8d8cc5e03a0
719758029	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Final CD is missing the payee in section F for the property taxes.	01/30/2018: Revised CD confirming payees			01/31/2018: Lender provided corrected CD. Exception Cleared.			207d099a-ac6c-46cb-acda-d8d8cc5e03a0
719758029	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			207d099a-ac6c-46cb-acda-d8d8cc5e03a0
720206251	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/26/2018 - Finding is deemed non-material and graded B for all agencies.			8521a73e-32e8-4a09-8f46-d9140f013604
720206251	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final CD does not disclose a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction.
																	01/28/2018 - Finding is deemed non-material and graded B for all agencies.			8521a73e-32e8-4a09-8f46-d9140f013604
720206251	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section  of the final Closing Disclosure indicates Final Closing Costs Financed as $XXX.XX. The correct amount should be $XXX.XX. The lender did not include the cash from borrower at closing of $XXX.XX, which reduces financed closing costs. Correct calculation: Total Closing Costs $X,XXX.XX minus Closing Costs Paid Before Closing $XXX.XX minus Cash to Close From Borrower $XXX.XX equals $XXX.XX.
																	01/28/2018 - Finding is deemed non-material and graded B for all agencies.			8521a73e-32e8-4a09-8f46-d9140f013604
720206251	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing third party valuation tool.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			8521a73e-32e8-4a09-8f46-d9140f013604
720471256	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.				02/12/2018: CDA Received, supports appraised value. Exception cleared.			7e568cfd-b812-415d-91a6-dbf5151c8427
720603697	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure in file is not executed.				1/24/2018: Finding deemed non-material and will be rated a B for agencies.			0188371c-13d4-42a3-b7dd-e00c48de2e42
720603697	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX Appraisal Report Fee resulting in a $XX refund due for cure. Cure provided per $XX lender credit on final CD.
																	1/24/2018: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.			0188371c-13d4-42a3-b7dd-e00c48de2e42
720603697	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.			0188371c-13d4-42a3-b7dd-e00c48de2e42
723193517	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender's Affiliated Business Disclosure.				Exception Deemed Non-material final grade will be a B.			8818ba22-10e5-457b-94d9-e0b62d07151a
723193517	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and fees are $XX.XX > threshold of $XX,XXX.XX with a difference of $X,XXX.XX.				03/01/2018: Lender provided documentation showing discount points are bona fide. Exception cleared.			8818ba22-10e5-457b-94d9-e0b62d07151a
723193517	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
8818ba22-10e5-457b-94d9-e0b62d07151a
724295555	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	Hazard insurance declaration provided in the file is missing the dwelling coverage for the subject property.	02/27/2018: Coverage details 02/09/2018: Hazard Insurance Dec Page
02/28/2018: Lender provided cost estimator. Exception cleared.02/12/2018: The HOA Dec page was provided, which reflected a coverage of only $XXX,XXX, yielding a $XX,XXX shortfall. Please provide a Cost Estimator reflecting a rebuild amount less than or equal to the HOI coverage. Exception remains.

 Reserves are higher than guideline minimum UW guides require zero reserves, loan qualified with 3.40 months reserves.; LTV is lower than guideline maximum UW guides max LTV is 80%, subject LTV is 75%.; FICO is higher than guideline minimum UW guides require a FICO of 620, loan qualified with a FICO of 739.
14ae13e8-0b36-4481-8445-e10b7d0a50ad
724295555	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Exception is deemed non-material and rate a B.
 Reserves are higher than guideline minimum UW guides require zero reserves, loan qualified with 3.40 months reserves.; LTV is lower than guideline maximum UW guides max LTV is 80%, subject LTV is 75%.; FICO is higher than guideline minimum UW guides require a FICO of 620, loan qualified with a FICO of 739.
14ae13e8-0b36-4481-8445-e10b7d0a50ad
724295555	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 Reserves are higher than guideline minimum UW guides require zero reserves, loan qualified with 3.40 months reserves.; LTV is lower than guideline maximum UW guides max LTV is 80%, subject LTV is 75%.; FICO is higher than guideline minimum UW guides require a FICO of 620, loan qualified with a FICO of 739.
14ae13e8-0b36-4481-8445-e10b7d0a50ad
725476775	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	DU indicates Verification of Income (VOI) information was received for the borrower from a 3rd party vendor. VOI information missing from file.	02/21/2018: See attached VOE verified on XX/XX/XXXX, prior to the NOTE date XX/XX/XXXX. 01/31/2018: VOE attached
02/22/2018: VOE provided reflects a completion date of XX/XX/XXXX, which is prior to the Note date XX/XX/XXXX. Exception cleared.  02/02/2018: Lender provided WVOE, however it is greater than 10 days prior to note date. Exception remains.

 Years in Primary Residence Borrower has resided in subject for 30 years; Years on Job Borrower has 33 years on the job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 55 months payment history with no late payments reported
d8da5a89-1692-4386-b4fd-e4a314c1cc5f
725476775	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Missing an executed Affiliated Business Disclosure.				1/24/2018: Finding deemed non-material and will be rated a B for agencies.
 Years in Primary Residence Borrower has resided in subject for 30 years; Years on Job Borrower has 33 years on the job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 55 months payment history with no late payments reported
d8da5a89-1692-4386-b4fd-e4a314c1cc5f
725476775	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an Appraisal fee of $XXX.XX with no resulting COC for any subsequent disclosures. The CD reflects an Appraisal fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
02/22/2018: See attached LOE/Check/Tracking/PCCD. 01/31/2018: attached is LOE, revised CD and proof of delivery of refund.
02/23/2018: Provided corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Exception cleared.  02/02/2018: Lender provided Corrected CD, however proof of mailing label, copy of check and letter of explanation are required. Exception remains.

 Years in Primary Residence Borrower has resided in subject for 30 years; Years on Job Borrower has 33 years on the job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 55 months payment history with no late payments reported
d8da5a89-1692-4386-b4fd-e4a314c1cc5f
725476775	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018L CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.
 Years in Primary Residence Borrower has resided in subject for 30 years; Years on Job Borrower has 33 years on the job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 55 months payment history with no late payments reported
d8da5a89-1692-4386-b4fd-e4a314c1cc5f
726139546	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.							4e37c6de-be89-48c2-a13a-e91412f48a1b
726139546	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided.				02/27/2018: CDA Received, supports appraised value.			4e37c6de-be89-48c2-a13a-e91412f48a1b
726139546	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.							4e37c6de-be89-48c2-a13a-e91412f48a1b
726705364	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender's Affiliated Business Disclosure				Non-material per XXXX guidance, loan will be graded a B for all agencies.			931b63da-0ee3-4a17-99c3-e92a6e116e38
726705364	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.)copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie.. "Statement from the Title Company and/or Closing Agent.
														01/31/2018: Attached :)			02/01/2018: Lender provided Recorded Mortgage. Exception cleared.			931b63da-0ee3-4a17-99c3-e92a6e116e38
726705364	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX resulting in a $XX refund due for cure.  Cure provided per lender credit on final CD.
																	01/26/2018: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a B for all agencies			931b63da-0ee3-4a17-99c3-e92a6e116e38
726705364	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value. Exception cleared.			931b63da-0ee3-4a17-99c3-e92a6e116e38
728770553	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				1/19/2018: Finding is deemed non-material and graded B for all agencies.			66809045-6952-499c-8385-eaf7e565c517
728770553	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	02/08/2018: CDA received			02/09/2018: CDA Received, supports appraised value, exception cleared.			66809045-6952-499c-8385-eaf7e565c517
729460532	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
A recalculation of DTI based on the Borrower's proper debt calculation yields a DTI of XX.XX% which fails to meet the program maximum of XX% and exceeds LP DTI of XX%. Lender did not include PITIA on borrowers primary residence which Lender indicates borrower is retaining.  In addition, purchase contract in file indicating closing to take place after close of subject loan.
02/08/2018: Condition
02/09/2018: After further review, exception cleared. Proof of contract of pending sale and commitment to purchase previous residence provided.  Sufficient evidence to exclude from DTI as guidelines require.

 Years on Job Borrower has 8.25 years on job; FICO is higher than guideline minimum Borrower has mid credit score 783; No Mortgage Lates UW Guides require 0 x 30 in the most recent 12 months. Credit report verifies 24 months' payment history with no late payments ea472e06-5e66-485a-b090-eb22901c490f
729460532	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.				1/24/2018: Finding deemed non-material and will be rated a B for agencies.
 Years on Job Borrower has 8.25 years on job; FICO is higher than guideline minimum Borrower has mid credit score 783; No Mortgage Lates UW Guides require 0 x 30 in the most recent 12 months. Credit report verifies 24 months' payment history with no late payments ea472e06-5e66-485a-b090-eb22901c490f
729460532	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage
A recalculation of DTI based on the Borrower's proper debt calculation yields a DTI of XX.XX% which fails to meet the program maximum of XX% and exceeds LP DTI of XX%. Lender did not include PITIA on borrowers primary residence which Lender indicates borrower is retaining.  In addition, purchase contract in file indicating closing to take place after close of subject loan.
														02/08/2018: Condition			02/09/2018: After further review, exception cleared.
 Years on Job Borrower has 8.25 years on job; FICO is higher than guideline minimum Borrower has mid credit score 783; No Mortgage Lates UW Guides require 0 x 30 in the most recent 12 months. Credit report verifies 24 months' payment history with no late payments ea472e06-5e66-485a-b090-eb22901c490f
729460532	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.	02/08/2018: CDA received.			02/09/2018: CDA Received, supports appraised value, exception cleared.
 Years on Job Borrower has 8.25 years on job; FICO is higher than guideline minimum Borrower has mid credit score 783; No Mortgage Lates UW Guides require 0 x 30 in the most recent 12 months. Credit report verifies 24 months' payment history with no late payments ea472e06-5e66-485a-b090-eb22901c490f
732396504	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.				01/25/2018 - Finding is deemed non-material and graded B for all agencies.	Years in Primary Residence Borrower was in primary residence 20 years; Reserves are higher than guideline minimum Borrower has 127 months reserves; Years in Field Borrower has 15 years in the field		ce1cc740-6643-419e-a61d-eb757c79d1b5
732396504	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The Loan Estimate dated XX/XX/XXXX reflects a Translation Fee of $XXX.XX in Section B, with no resulting COC for subsequent disclosures. The final CD reflects a Translation Fee of $X,XXX.XX, resulting in a $XXX.XX refund due to cure. It should be noted; the Translation Invoice, dated XX/XX/XXXX, in the file reflects an amount of $XXX.XX, and the re-disclosed LE on XX/XX/XXXX reflects the fee increase; however, there was no COC only actual charges exceeding estimates. The re-disclosed LE on XX/XX/XXXX increases the Translation Fee again to $X,XXXX; however, there is no invoice evidencing additional translation services being provided. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

02/12/2018: Please advise! Thanks!  01/26/2018: The COC for each LE indicates the addition of translation fees. The attached invoices show the borrower was charged accordingly on the CD for services rendered.

02/16/2018: The quote is accepted. Exception cleared.  02/14/2018: An explanation was provided indicating the fees were documented/disclosed accurately. However, the "Invoice" for the $XXX.XX Translation fee was not provided. Please supply the invoice to reconcile actual charges with the amount charged on the CD. Exception remains.   01/30/2018:  There were two documents provided from the translation company, one document dated XX/XX/XXXX with a fee amount of $XXX.XX was on a "Quote" and the other document dated XX/XX/XXXX was on an "Invoice". Although the two amounts equal the $X,XXX.XX Translation Fee reflected on the Final CD, there is no invoice evidencing the services of $XXX.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Exception remains.
																		Years in Primary Residence Borrower was in primary residence 20 years; Reserves are higher than guideline minimum Borrower has 127 months reserves; Years in Field Borrower has 15 years in the field		ce1cc740-6643-419e-a61d-eb757c79d1b5
732396504	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD reflects a specific Realtor credit for HMS Warranty in Section L versus the paid by others column of Section H.				01/25/2018 - Finding is deemed non-material and graded B for all agencies.	Years in Primary Residence Borrower was in primary residence 20 years; Reserves are higher than guideline minimum Borrower has 127 months reserves; Years in Field Borrower has 15 years in the field		ce1cc740-6643-419e-a61d-eb757c79d1b5
732396504	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	02/08/2018: CDA received.			02/12/2018: CDA Received, supports appraised value, exception cleared.	Years in Primary Residence Borrower was in primary residence 20 years; Reserves are higher than guideline minimum Borrower has 127 months reserves; Years in Field Borrower has 15 years in the field		ce1cc740-6643-419e-a61d-eb757c79d1b5
733551449	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				This finding is deemed non-material and rated a B	DTI is lower than guideline maximum loan qualified with DTI of 34.66%; CLTV is lower than guideline maximum loan qualified with CLTV of 55.11%; Years on Job Borrower has 15 ears Self Employed		7734a892-bda5-40e5-9a19-ef3501a9c484
733551449	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated xx/xx/xxxx and the Application is dated xx/xx/xxxx.				This finding is deemed non-material and rated a B	DTI is lower than guideline maximum loan qualified with DTI of 34.66%; CLTV is lower than guideline maximum loan qualified with CLTV of 55.11%; Years on Job Borrower has 15 ears Self Employed		7734a892-bda5-40e5-9a19-ef3501a9c484
733551449	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file				02/27/2018: CDA Received, supports appraised value.	DTI is lower than guideline maximum loan qualified with DTI of 34.66%; CLTV is lower than guideline maximum loan qualified with CLTV of 55.11%; Years on Job Borrower has 15 ears Self Employed		7734a892-bda5-40e5-9a19-ef3501a9c484
734033025	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure was not executed by the Borrower.							66f8ecee-4d6e-4bd3-8788-f11d468c1a3d
734033025	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Title - Sub Escrow Fee of $XX.XX with no resulting CoC for any subsequent disclosures. The CD reflects a Title - Sub Escrow Fee of $XX.XX resulting in a $X.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														03/02/2018: Tolerance Cure			03/02/2018: Provided the corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Exception downgraded to B Grade.			66f8ecee-4d6e-4bd3-8788-f11d468c1a3d
734033025	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX.XX ($XXX.XX at 10%) with no resulting COC for any subsequent disclosures. Final CD dated reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet 10% threshold.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
														03/02/2018: Tolerance Cure			03/02/2018: Provided the corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Exception downgraded to B Grade.			66f8ecee-4d6e-4bd3-8788-f11d468c1a3d
734645715	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.				1/22/2018: This finding is deemed non-material with a final grade of B.			f2c897ca-24e8-44f0-afd9-f4ec98777187
734645715	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.				02/09/2018: CDA Received, supports appraised value, exception cleared.			f2c897ca-24e8-44f0-afd9-f4ec98777187
735544348	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Please provide OFAC search to include broker, lender, appraiser, appraisal company, title company, escrow officer, seller, buyer agent and seller agent. Additional conditions may apply.
02/28/2018: Will the attached LDPGSA suffice? 02/08/2018: Fraud Report attached 01/29/2018: Fraud Report
03/01/2018: Upon further review, Exception Cleared.02/12/2018: FraudGaurd Report was provided; however, the OFAC for the Buyer's Agent, and Seller's Agent were not provided. Exception remains.01/30/2018: XXXXXXXXXX Report was provided; however, the OFAC for the Broker, Lender, Appraiser, Appraisal Company, Title Company, Escrow Officer, Seller, Buyer's Agent, and Seller's Agent were not provided. Exception remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.25%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.80 months reserves
4ecc342a-56ad-4e68-b4cc-f4f6dd0fbb18
735544348	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The flood certification fee is not reflected in section B of the final Closing Disclosure. The file does contain a flood certification document. Provide corrected CD and letter of explanation to the Borrower.
Non-material per XXXX guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.25%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.80 months reserves
4ecc342a-56ad-4e68-b4cc-f4f6dd0fbb18
735544348	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	The revised LE is missing from the loan file. No Cure - Missing document not provided.	02/08/2018: Loan Estimate and CIC XX-XX 01/29/2018: Loan Estimate
02/08/2018: Lender provided LE dated XX/XX/XXXX.  Exception cleared. 01/30/2018: The LE provided was dated XX/XX/XXXX and was already provided in the loan file. According to Disclosure Tracking, the corresponding LE, dated XX/XX/XXXX, is missing. Exception remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.25%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.80 months reserves
4ecc342a-56ad-4e68-b4cc-f4f6dd0fbb18
735544348	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.25%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.80 months reserves
4ecc342a-56ad-4e68-b4cc-f4f6dd0fbb18
736808677	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Condo Questionnaire	Condo Questionnaire is missing from the loan file.	02/08/2018: Attached please find the Condo Questionnaire. Thank you.			02/12/2018: Questionnaire was provided. Exception cleared.
 Reserves are higher than guideline minimum UW guides require zero months reserves, loan qualified with 16 months reserves.; General Comp Factor 1 UW guides required a FICO of 620, loan qualified with a FICO of 757.; Years on Job 3 years on job.
b33dc527-d70d-427a-8b2d-f511144119bf
736808677	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.				Exception is deemed non-material with a rating of B.
 Reserves are higher than guideline minimum UW guides require zero months reserves, loan qualified with 16 months reserves.; General Comp Factor 1 UW guides required a FICO of 620, loan qualified with a FICO of 757.; Years on Job 3 years on job.
b33dc527-d70d-427a-8b2d-f511144119bf
736808677	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final CD is missing the Settlement Agent license number.				Exception is deemed non-material with a rating of a B.
 Reserves are higher than guideline minimum UW guides require zero months reserves, loan qualified with 16 months reserves.; General Comp Factor 1 UW guides required a FICO of 620, loan qualified with a FICO of 757.; Years on Job 3 years on job.
b33dc527-d70d-427a-8b2d-f511144119bf
736808677	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file,				02/09/2018: CDA Received, supports appraised value, exception cleared.
 Reserves are higher than guideline minimum UW guides require zero months reserves, loan qualified with 16 months reserves.; General Comp Factor 1 UW guides required a FICO of 620, loan qualified with a FICO of 757.; Years on Job 3 years on job.
b33dc527-d70d-427a-8b2d-f511144119bf
738066576	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Sales Contract is Not Signed by all Parties With Ownership Interest	The sales contract is not signed by the Borrowers' and Seller. Please provide fully executed contract showing new sales price of $X,XXX,XXX.	02/12/2018: Please see attached.			02/12/2018: Fully executed contract was provided. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.70 months reserves; Years Self Employed C0-borrower has been self-employed for 7 years.; DTI is lower than guideline maximum UW Guides maximum DTI of 33.39%, loan qualified with DTI of 32.50%
2085a374-4a1f-4c38-a24c-f9bc461707e1
738066576	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Sale of Previous Property
File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was/were paid off and Borrower netted sufficient cash to close and/or reserves.
														02/12/2018: Please see attached Final Settlement Statement.			02/12/2018: The Final Settlement Statement for the sale of the departing residence was provided. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.70 months reserves; Years Self Employed C0-borrower has been self-employed for 7 years.; DTI is lower than guideline maximum UW Guides maximum DTI of 33.39%, loan qualified with DTI of 32.50%
2085a374-4a1f-4c38-a24c-f9bc461707e1
738066576	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.				01/29/2018: Exception is deemed non-material with a B grading
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.70 months reserves; Years Self Employed C0-borrower has been self-employed for 7 years.; DTI is lower than guideline maximum UW Guides maximum DTI of 33.39%, loan qualified with DTI of 32.50%
2085a374-4a1f-4c38-a24c-f9bc461707e1
738066576	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing evidence that the current primary residence has been paid off.	02/12/2018: Please see attached.			02/18/2018: The Final Settlement Statement for the sale of the departing residence was provided. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.70 months reserves; Years Self Employed C0-borrower has been self-employed for 7 years.; DTI is lower than guideline maximum UW Guides maximum DTI of 33.39%, loan qualified with DTI of 32.50%
2085a374-4a1f-4c38-a24c-f9bc461707e1
738066576	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.				01/29/2018: Exception is deemed non-material with a B grading
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.70 months reserves; Years Self Employed C0-borrower has been self-employed for 7 years.; DTI is lower than guideline maximum UW Guides maximum DTI of 33.39%, loan qualified with DTI of 32.50%
2085a374-4a1f-4c38-a24c-f9bc461707e1
738066576	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final Closing Disclosure does not reflect a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
01/29/2018: Exception is deemed non-material with a final B grading
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.70 months reserves; Years Self Employed C0-borrower has been self-employed for 7 years.; DTI is lower than guideline maximum UW Guides maximum DTI of 33.39%, loan qualified with DTI of 32.50%
2085a374-4a1f-4c38-a24c-f9bc461707e1
738066576	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing Loan Estimate / LE Not in File.	02/19/2018: Please see attached. 02/12/2018: Please see attached.			02/20/2018: Loan Estimate provided, exception cleared.02/12/2018: The LE dated XX/XX/XXXX was provided. Please provide the Initial LE XX/XX/XXXX and corresponding WLSP. Exception remains.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.70 months reserves; Years Self Employed C0-borrower has been self-employed for 7 years.; DTI is lower than guideline maximum UW Guides maximum DTI of 33.39%, loan qualified with DTI of 32.50%
2085a374-4a1f-4c38-a24c-f9bc461707e1
738066576	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
02/20/2018: Upon further review, this exception is cleared.01/29/2018: Exception is deemed non-material with a final B grading
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.70 months reserves; Years Self Employed C0-borrower has been self-employed for 7 years.; DTI is lower than guideline maximum UW Guides maximum DTI of 33.39%, loan qualified with DTI of 32.50%
2085a374-4a1f-4c38-a24c-f9bc461707e1
738066576	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/27/2018: CDA Received, supports appraised value.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.70 months reserves; Years Self Employed C0-borrower has been self-employed for 7 years.; DTI is lower than guideline maximum UW Guides maximum DTI of 33.39%, loan qualified with DTI of 32.50%
2085a374-4a1f-4c38-a24c-f9bc461707e1
738066576	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.				2/23/18: Updated FEMA Program Selection. Inspection not required.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.70 months reserves; Years Self Employed C0-borrower has been self-employed for 7 years.; DTI is lower than guideline maximum UW Guides maximum DTI of 33.39%, loan qualified with DTI of 32.50%
2085a374-4a1f-4c38-a24c-f9bc461707e1
739724767	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	Third Party Fraud Tool is missing from the loan file.	02/01/2018: Fraud Report			02/05/2018: Lender provided Third Party Fraud Tool. Exception cleared.
 Reserves are higher than guideline minimum UW guides do not require reserves, loan qualified with 47.10 months reserves.; Years Self Employed 5 years self employed.; Years in Primary Residence 5 years in primary residence.
1b86f803-dd20-4447-aa2f-fade6d059718
739724767	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Income Tax Schedules	Schedule E of the XXXX tax returns reflects partnership for A and B. Missing income documentation to verify the percentage of ownership.	02/08/2018: XXXXXXXX XXXXXXXX K1 and XXXXXXXX K1
02/12/2018: After further review, exception cleared.  02/05/2018: Lender provided XXXX K1's, however XXXX K1's are required for businesses A and B listed on schedule E of the XXXX tax returns, additional conditions may apply. Exception remains.

 Reserves are higher than guideline minimum UW guides do not require reserves, loan qualified with 47.10 months reserves.; Years Self Employed 5 years self employed.; Years in Primary Residence 5 years in primary residence.
1b86f803-dd20-4447-aa2f-fade6d059718
739724767	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Schedule E of the XXXX tax returns reflects partnership for A and B. Missing income documentation to verify the percentage of ownership.	02/01/2018: K1s for XXXXXXXX XXXXXXXXXX. K1s for XXXXXXXXX XXXXXXXX
02/12/2018: After further review, exception cleared.  02/05/2018: Lender provided XXXX K1's, however XXXX K1's are required for businesses A and B listed on schedule E of the XXXX tax returns, additional conditions may apply. Exception remains.

 Reserves are higher than guideline minimum UW guides do not require reserves, loan qualified with 47.10 months reserves.; Years Self Employed 5 years self employed.; Years in Primary Residence 5 years in primary residence.
1b86f803-dd20-4447-aa2f-fade6d059718
739724767	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Exception is deemed non-material with a final rating of a B.
 Reserves are higher than guideline minimum UW guides do not require reserves, loan qualified with 47.10 months reserves.; Years Self Employed 5 years self employed.; Years in Primary Residence 5 years in primary residence.
1b86f803-dd20-4447-aa2f-fade6d059718
739724767	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided.				02/12/2018: CDA Received, supports appraised value. Exception cleared.
 Reserves are higher than guideline minimum UW guides do not require reserves, loan qualified with 47.10 months reserves.; Years Self Employed 5 years self employed.; Years in Primary Residence 5 years in primary residence.
1b86f803-dd20-4447-aa2f-fade6d059718
739724768	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure was not provided within 3 business days of the application date. Please provide missing disclosure. Additional conditions may apply.				02/26/2018: Exception is deemed non-material with a final rating of a “2”			fe520dc6-f34e-4cbd-81bb-d5cdbf39ee99
739724768	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Organization Counseling Disclosure.				02/26/2018: Exception is deemed non-material with a final rating of a “2”			fe520dc6-f34e-4cbd-81bb-d5cdbf39ee99
739724768	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	02/26/2018: Exception is deemed non-material with a final rating of a “2”			fe520dc6-f34e-4cbd-81bb-d5cdbf39ee99
739724768	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.				02/26/2018 - CDA received supporting original appraised value.			fe520dc6-f34e-4cbd-81bb-d5cdbf39ee99
739724769	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure from the lender.				02/26/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.			4ed96288-df91-4091-803a-5c395f5c1e35
739724769	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	03/01/2018: Attached			03/01/2018: Lender provided copy of rate lock. Exception cleared.			4ed96288-df91-4091-803a-5c395f5c1e35
739724769	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certification in the file. All fees should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
																	02/26/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.			4ed96288-df91-4091-803a-5c395f5c1e35
739724769	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order				02/27/2018: CDA Received, supports appraised value.			4ed96288-df91-4091-803a-5c395f5c1e35
739724770	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain gift documentation	Borrower received gift funds for down payment / reserves. Evidence of receipt of $XX,XXX.XX not provided as per guideline requirements. Additional conditions may apply.
XX/XX/XXXX: Attached is a copy of the bank statement that the deposit came from and it went directly to Escrow as I attached the Settlement Statement as well showing the deposit came from. XX/XX/XXXX: Gift

02/05/2018: Lender provided Buyer's final settlement statement which reflects the deposit of the gift funds to escrow along with the gift letter and bank statement from the gift donor for evidence of sufficient funds.  Exception cleared.

 Years Self Employed Borrower has 7 years Self Employed; General Comp Factor 1 UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 32 months payment history with no late payments reported; No Mortgage Lates UW Guides require FICO of 700, loan qualified with FICO of 769
878531b0-240e-46e6-b811-d822e94b7407
739724770	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure				01/24/2018: Exception is deemed non-material.
 Years Self Employed Borrower has 7 years Self Employed; General Comp Factor 1 UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 32 months payment history with no late payments reported; No Mortgage Lates UW Guides require FICO of 700, loan qualified with FICO of 769
878531b0-240e-46e6-b811-d822e94b7407
739724770	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/24/2018: Exception is deemed non-material.
 Years Self Employed Borrower has 7 years Self Employed; General Comp Factor 1 UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 32 months payment history with no late payments reported; No Mortgage Lates UW Guides require FICO of 700, loan qualified with FICO of 769
878531b0-240e-46e6-b811-d822e94b7407
739724770	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.
03/02/2018:  Field review provided supporting original appraised value. XX/XX/XXXX:  A CDA was provided with a value of $X,XXX,XXX.XX with a variance of -XX.X%. CDA not within acceptable tolerance. Please provide updated review.

 Years Self Employed Borrower has 7 years Self Employed; General Comp Factor 1 UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 32 months payment history with no late payments reported; No Mortgage Lates UW Guides require FICO of 700, loan qualified with FICO of 769
878531b0-240e-46e6-b811-d822e94b7407